                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/05

               Date of Reporting Period: Six months ended 1/31/05
                                         ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2000	$1.00	0.057	--		0.057	(0.057)	--
July 31, 2001	$1.00	0.055	--		0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--		0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
January 31, 2005 [3]	$1.00	0.008	--		0.008	(0.008)	--

Government Obligations Tax-Managed Fund
July 31, 2000	$1.00	0.056	--		0.056	(0.056)	--
July 31, 2001	$1.00	0.054	--		0.054	(0.054)	--
July 31, 2002	$1.00	0.021	0.001		0.022	(0.021)	(0.001)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
January 31, 2005 [3]	$1.00	0.008	--		0.008	(0.008)	--

Municipal Obligations Fund
July 31, 2000	$1.00	0.038	--		0.038	(0.038)	--
July 31, 2001	$1.00	0.038	--		0.038	(0.038)	--
July 31, 2002	$1.00	0.018	--		0.018	(0.018)	--
July 31, 2003	$1.00	0.012	--		0.012	(0.012)	--
July 31, 2004	$1.00	0.009	(0.000	) [5]	0.009	(0.009)	--
January 31, 2005 [3]	$1.00	0.007	(0.000	) [5]	0.007	(0.007)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the six months ended January 31, 2005 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

	Net Asset Value, End of Period		Ratios to Average Net Assets
Total Distributions		Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.057)	$1.00	5.80%	0.20%		5.64%		0.34%		$4,431,985
(0.055)	$1.00	5.64%	0.20%		5.39%		0.34%		$6,667,868
(0.022)	$1.00	2.23%	0.20%		2.19%		0.34%		$7,380,640
(0.013)	$1.00	1.30%	0.20%		1.30%		0.34%		$6,166,411
(0.009)	$1.00	0.92%	0.20%		0.91%		0.34%		$5,134,296
(0.008)	$1.00	0.84%	0.20	% [4]	1.65	% [4]	0.34	% [4]	$5,013,509

(0.056)	$1.00	5.77%	0.20%		5.65%		0.35%		$1,298,674
(0.054)	$1.00	5.61%	0.20%		5.36%		0.34%		$2,280,317
(0.022)	$1.00	2.22%	0.20%		2.16%		0.34%		$1,798,217
(0.013)	$1.00	1.26%	0.20%		1.25%		0.34%		$1,521,953
(0.009)	$1.00	0.89%	0.20%		0.88%		0.35%		$1,159,503
(0.008)	$1.00	0.83%	0.20	% [4]	1.63	% [4]	0.34	% [4]	$1,136,155

(0.038)	$1.00	3.92%	0.18%		3.78%		0.15%		$ 445,659
(0.038)	$1.00	3.88%	0.18%		3.80%		0.14%		$ 391,269
(0.018)	$1.00	1.79%	0.18%		1.68%		0.13%		$ 856,839
(0.012)	$1.00	1.25%	0.18%		1.19%		0.12%		$1,570,532
(0.009)	$1.00	0.94%	0.18%		0.94%		0.12%		$2,144,468
(0.007)	$1.00	0.73%	0.18	% [4]	1.44	% [4]	0.12	% [4]	$2,124,432

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2000	$1.00	0.058	--		0.058	(0.058)
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)
January 31, 2005 [3]	$1.00	0.009	--		0.009	(0.009)

Prime Obligations Fund
July 31, 2000	$1.00	0.057	--		0.057	(0.057)
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	(0.000	) [5]	0.014	(0.014)
July 31, 2004	$1.00	0.010	0.000	[5]	0.010	(0.010)
January 31, 2005 [3]	$1.00	0.009	0.000	[5]	0.009	(0.009)

Prime Value Obligations Fund
July 31, 2000	$1.00	0.058	--		0.058	(0.058)
July 31, 2001	$1.00	0.057	--		0.057	(0.057)
July 31, 2002	$1.00	0.024	--		0.024	(0.024)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)
January 31, 2005 [3]	$1.00	0.009	--		0.009	(0.009)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the six months ended January 31, 2005 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

Net Asset Value, End of Period		Ratios to Average Net Assets
	Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

$1.00	5.91%	0.18%		5.77%		0.12%		$2,471,383
$1.00	5.76%	0.18%		5.30%		0.12%		$5,671,182
$1.00	2.34%	0.18%		2.25%		0.11%		$8,219,465
$1.00	1.37%	0.18%		1.34%		0.11%		$9,986,839
$1.00	0.99%	0.18%		0.98%		0.11%		$8,605,478
$1.00	0.86%	0.18%	[4]	1.65%	[4]	0.11%	[4]	$5,104,541

$1.00	5.88%	0.20%		5.76%		0.35%		$ 6,630,924
$1.00	5.74%	0.20%		5.32%		0.35%		$13,560,153
$1.00	2.32%	0.20%		2.21%		0.34%		$ 20,707,206
$1.00	1.36%	0.20%		1.34%		0.34%		$20,110,135
$1.00	0.97%	0.20%		0.96%		0.34%		$16,519,436
$1.00	0.86%	0.20%	[4]	1.67%	[4]	0.34%	[4]	$12,880,434

$1.00	5.92%	0.16%		5.91%		0.15%		$ 2,051,666
$1.00	5.81%	0.16%		5.34%		0.14%		$ 5,395,732
$1.00	2.39%	0.17%		2.28%		0.12%		$ 7,967,856
$1.00	1.41%	0.17%		1.38%		0.12%		$ 10,410,998
$1.00	1.03%	0.17%		1.02%		0.12%		$ 9,502,207
$1.00	0.88%	0.17%	[4]	1.66%	[4]	0.12%	[4]	$ 4,546,364

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended		Net Asset Value Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 2000		$1.00	0.036	(0.000	) [3]	0.036	(0.036)	--
July 31, 2001		$1.00	0.036	0.000	[3]	0.036	(0.036)	--
July 31, 2002		$1.00	0.016	0.000	[3]	0.016	(0.016)	--
July 31, 2003		$1.00	0.011	(0.000	) [3]	0.011	(0.011)	--
July 31, 2004		$1.00	0.008	0.000	[3]	0.008	(0.008)	--
January 31, 2005	[4]	$1.00	0.007	(0.000	) [3]	0.007	(0.007)	--

Treasury Obligations Fund
July 31, 2000		$1.00	0.054	--		0.054	(0.054)	--
July 31, 2001		$1.00	0.053	--		0.053	(0.053)	--
July 31, 2002		$1.00	0.020	0.001		0.021	(0.020)	(0.001	) [3]
July 31, 2003		$1.00	0.013	0.000	[3]	0.013	(0.013)	(0.000)
July 31, 2004		$1.00	0.009	--		0.009	(0.009)	--
January 31, 2005	[4]	$1.00	0.008	--		0.008	(0.008)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

4 For the six months ended January 31, 2005 (unaudited).

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

	Net Asset Value, End of Period		Ratios to Average Net Assets
Total Distributions		Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.036)	$1.00	3.69%	0.20%		3.61%		0.35%		$2,464,779
(0.036)	$1.00	3.66%	0.20%		3.56%		0.34%		$3,286,888
(0.016)	$1.00	1.65%	0.20%		1.59%		0.34%		$5,265,275
(0.011)	$1.00	1.14%	0.20%		1.12%		0.34%		$6,143,476
(0.008)	$1.00	0.85%	0.20%		0.85%		0.34%		$6,249,045
(0.007)	$1.00	0.70%	0.20	% [5]	1.40%	[5]	0.34%	[5]	$9,372,059

(0.054)	$1.00	5.58%	0.20%		5.43%		0.34%		$5,400,132
(0.053)	$1.00	5.47%	0.20%		5.36%		0.34%		$6,009,592
(0.021)	$1.00	2.17%	0.20%		2.04%		0.34%		$7,484,039
(0.013)	$1.00	1.27%	0.20%		1.25%		0.34%		$5,085,604
(0.009)	$1.00	0.86%	0.20%		0.85%		0.34%		$5,558,392
(0.008)	$1.00	0.80%	0.20	% [5]	1.58%	[5]	0.34%	[5]	$5,778,797

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended		Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2000		$1.00	0.054	--		0.054	(0.054)	--
July 31, 2001		$1.00	0.053	--		0.053	(0.053)	--
July 31, 2002		$1.00	0.020	--		0.020	(0.020)	--
July 31, 2003		$1.00	0.010	--		0.010	(0.010)	--
July 31, 2004		$1.00	0.007	--		0.007	(0.007)	--
January 31, 2005	[4]	$1.00	0.009	--		0.009	(0.009)	--

Government Obligations Tax-Managed Fund
July 31, 2000		$1.00	0.054	--		0.054	(0.054)	--
July 31, 2001		$1.00	0.052	--		0.052	(0.052)	--
July 31, 2002		$1.00	0.018	0.001		0.019	(0.018)	(0.001)
July 31, 2003		$1.00	0.010	--		0.010	(0.010)	--
July 31, 2004		$1.00	0.006	-		0.006	(0.006)	--
January 31, 2005	[4]	$1.00	0.007	-		0.007	(0.007)	-

Municipal Obligations Fund
July 31, 2000		$1.00	0.036	--		0.036	(0.036)	--
July 31, 2001		$1.00	0.036	--		0.036	(0.036)	--
July 31, 2002		$1.00	0.015	--		0.015	(0.015)	--
July 31, 2003		$1.00	0.010	--		0.010	(0.010)	--
July 31, 2004		$1.00	0.007	(0.000	) [5]	0.007	(0.007)	--
January 31, 2005	[4]	$1.00	0.006	(0.000	) [5]	0.006	(0.006)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the six months ended January 31, 2005 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

	Net Asset Value, End of Period		Ratios to Average Net Assets
Total Distributions		Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.054)	$1.00	5.54%	0.45%		5.44%		0.09%		$2,642,307
(0.053)	$1.00	5.38%	0.45%		5.20%		0.09%		$3,444,036
(0.020)	$1.00	1.97%	0.45%		1.92%		0.09%		$3,820,479
(0.010)	$1.00	1.05%	0.45%		1.05%		0.09%		$3,621,295
(0.007)	$1.00	0.67%	0.45%		0.66%		0.09%		$3,036,452
(0.009)	$1.00	0.71%	0.45%	[4]	1.41	% [4]	0.09	% [4]	$3,263,947

(0.054)	$1.00	5.50%	0.45%		5.42%		0.10%		$1,940,671
(0.052)	$1.00	5.35%	0.45%		5.19%		0.09%		$2,135,748
(0.019)	$1.00	1.97%	0.45%		1.88%		0.09%		$2,260,128
(0.010)	$1.00	1.01%	0.45%		1.00%		0.09%		$1,996,288
(0.006)	$1.00	0.64%	0.45%		0.63%		0.10%		$1,756,992
(0.007)	$1.00	0.70%	0.45%	[4]	1.38	% [4]	0.09	% [4]	$1,748,383

(0.036)	$1.00	3.66%	0.43%		3.75%		0.15%		$ 266,103
(0.036)	$1.00	3.62%	0.43%		3.53%		0.14%		$ 369,670
(0.015)	$1.00	1.53%	0.43%		1.54%		0.13%		$ 258,515
(0.010)	$1.00	1.00%	0.43%		1.00%		0.12%		$ 302,262
(0.007)	$1.00	0.69%	0.43%		0.69%		0.12%		$ 363,595
(0.006)	$1.00	0.60%	0.43%	[4]	1.21	% [4]	0.12	% [4]	$ 472,420

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2000	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)
January 31, 2005 [3]	$1.00	0.007	--		0.007	(0.007)

Prime Obligations Fund
July 31, 2000	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.053	--		0.053	(0.053)
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.011	(0.000	) [5]	0.011	(0.011)
July 31, 2004	$1.00	0.007	0.000	[5]	0.007	(0.007)
January 31, 2005 [3]	$1.00	0.007	0.000	[5]	0.007	(0.007)

Prime Value Obligations Fund
July 31, 2000	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.008	--		0.008	(0.008)
January 31, 2005 [3]	$1.00	0.008	--		0.008	(0.008)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the six months ended January 31, 2005 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets						Net Assets, End of Period (000 Omitted)
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]

$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034
$1.00	5.50%		0.43%		5.28%		0.12%		$1,375,740
$1.00	2.08%		0.43%		1.97%		0.11%		$2,092,235
$1.00	1.12%		0.43%		1.11%		0.11%		$1,960,635
$1.00	0.74%		0.43%		0.73%		0.11%		$2,025,081
$1.00	0.73%		0.43	% [4]	1.42	% [4]	0.11	% [4]	$1,615,104

$1.00	5.62%		0.45%		5.50%		0.10%		$4,242,371
$1.00	5.48%		0.45%		5.29%		0.10%		$5,447,645
$1.00	2.06%		0.45%		2.06%		0.09%		$6,020,704
$1.00	1.11%		0.45%		1.11%		0.09%		$4,789,142
$1.00	0.72%		0.45%		0.71%		0.09%		$4,824,570
$1.00	0.73%		0.45	% [4]	1.43	% [4]	0.09	% [4]	$4,351,909

$1.00	5.66%		0.41%		5.52%		0.15%		$ 708,801
$1.00	5.54%		0.41%		5.31%		0.14%		$ 982,153
$1.00	2.13%		0.42%		2.12%		0.12%		$ 966,996
$1.00	1.16%		0.42%		1.15%		0.12%		$1,369,542
$1.00	0.77%		0.42%		0.77%		0.12%		$1,564,255
$1.00	0.76%		0.42	% [4]	1.48	% [4]	0.12	% [4]	$1,302,427

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended		Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 2000		$1.00	0.034	(0.000	) [3]	0.034	(0.034)	--
July 31, 2001		$1.00	0.033	0.000	[3]	0.033	(0.033)	--
July 31, 2002		$1.00	0.014	0.000	[3]	0.014	(0.014)	--
July 31, 2003		$1.00	0.009	(0.000	) [3]	0.009	(0.009)	--
July 31, 2004		$1.00	0.006	0.000	[3]	0.006	(0.006)	--
January 31, 2005	[4]	$1.00	0.006	(0.000	) [3]	0.006	(0.006)	--

Treasury Obligations Fund
July 31, 2000		$1.00	0.052	--		0.052	(0.052)	--
July 31, 2001		$1.00	0.051	--		0.051	(0.051)	--
July 31, 2002		$1.00	0.018	0.001		0.019	(0.018)	(0.001)
July 31, 2003		$1.00	0.010	0.000	[3]	0.010	(0.010)	(0.000	) [3]
July 31, 2004		$1.00	0.006	--		0.006	(0.006)	--
January 31, 2005	[4]	$1.00	0.007	--		0.007	(0.007)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

4 For the six months ended January 31, 2005 (unaudited).

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

	Net Asset Value, End of Period		Ratios to Average Net Assets
Total Distributions		Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.034)	$1.00	3.43%	0.45%		3.39%		0.10%		$1,091,173
(0.033)	$1.00	3.40%	0.45%		3.31%		0.09%		$1,485,227
(0.014)	$1.00	1.40%	0.45%		1.37%		0.09%		$2,076,385
(0.009)	$1.00	0.89%	0.45%		0.88%		0.09%		$2,054,523
(0.006)	$1.00	0.60%	0.45%		0.60%		0.09%		$1,787,740
(0.006)	$1.00	0.57%	0.45	% [5]	1.17%	[5]	0.09%	[5]	$1,942,190

(0.052)	$1.00	5.32%	0.45%		5.16%		0.09%		$4,400,816
(0.051)	$1.00	5.21%	0.45%		5.03%		0.09%		$5,319,164
(0.019)	$1.00	1.91%	0.45%		1.83%		0.09%		$5,519,235
(0.010)	$1.00	1.02%	0.45%		0.95%		0.09%		$5,770,025
(0.006)	$1.00	0.61%	0.45%		0.60%		0.09%		$4,965,031
(0.007)	$1.00	0.67%	0.45	% [5]	1.33%	[5]	0.09%	[5]	$5,157,757

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,008.40	$1.01
Government Obligations Tax-Managed Fund	$1,000	$1,008.30	$1.01
Municipal Obligations Fund	$1,000	$1,007.30	$0.91
Prime Cash Obligations Fund	$1,000	$1,008.60	$0.91
Prime Obligations Fund	$1,000	$1,008.60	$1.01
Prime Value Obligations Fund	$1,000	$1,008.80	$0.86
Tax-Free Obligations Fund	$1,000	$1,007.00	$1.01
Treasury Obligations Fund	$1,000	$1,008.00	$1.01
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,024.20	$1.02
Government Obligations Tax-Managed Fund	$1,000	$1,024.20	$1.02
Municipal Obligations Fund	$1,000	$1,024.30	$0.92
Prime Cash Obligations Fund	$1,000	$1,024.30	$0.92
Prime Obligations Fund	$1,000	$1,024.20	$1.02
Prime Value Obligations Fund	$1,000	$1,024.35	$0.87
Tax-Free Obligations Fund	$1,000	$1,024.20	$1.02
Treasury Obligations Fund	$1,000	$1,024.20	$1.02

1 Expenses are equal to the Funds' Institutional Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,007.10	$2.28
Government Obligations Tax-Managed Fund	$1,000	$1,007.00	$2.28
Municipal Obligations Fund	$1,000	$1,006.00	$2.17
Prime Cash Obligations Fund	$1,000	$1,007.30	$2.18
Prime Obligations Fund	$1,000	$1,007.30	$2.28
Prime Value Obligations Fund	$1,000	$1,007.60	$2.13
Tax-Free Obligations Fund	$1,000	$1,005.70	$2.27
Treasury Obligations Fund	$1,000	$1,006.70	$2.28
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.94	$2.29
Government Obligations Tax-Managed Fund	$1,000	$1,022.94	$2.29
Municipal Obligations Fund	$1,000	$1,023.04	$2.19
Prime Cash Obligations Fund	$1,000	$1,023.04	$2.19
Prime Obligations Fund	$1,000	$1,022.94	$2.29
Prime Value Obligations Fund	$1,000	$1,023.09	$2.14
Tax-Free Obligations Fund	$1,000	$1,022.94	$2.29
Treasury Obligations Fund	$1,000	$1,022.94	$2.29

2 Expenses are equal to the Funds' Institutional Service Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:.

Government Obligations Fund	0.45%
Government Obligations Tax-Managed Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	53.7%
U.S. Government Agency Securities	46.3%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	58.8%
8-30 Days	13.5%
31-90 Days	21.5%
91-180 Days	6.2%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--46.7%
$41,000,000	[1]	Federal Home Loan Bank System Discount Note, 2.428%, 5/18/2005	$40,706,886
431,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% - 2.620%, 2/2/2005 - 3/21/2005	430,694,594
256,000,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 2/28/2005 - 5/4/2005	256,000,000
308,969,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 2.664%, 5/3/2005 - 7/5/2005	306,528,570
432,900,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.165% - 2.415%, 2/7/2005 - 3/9/2005	432,911,650
20,000,000		Federal Home Loan Mortgage Corp. Note, 3.875%, 2/15/2005	20,019,310
282,407,000	[1]	Federal National Mortgage Association Discount Notes, 1.852% - 2.190%, 2/2/2005 - 4/27/2005	281,791,415
1,664,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.080% - 2.560%, 2/2/2005 - 3/9/2005	1,663,481,209
195,500,000		Federal National Mortgage Association Notes, 1.270% - 1.850%, 2/15/2005 - 6/3/2005	195,500,000
247,961,500	[2]	Housing and Urban Development Floating Rate Note, 2.760%, 2/1/2005	247,961,500
		TOTAL GOVERNMENT AGENCIES	3,875,595,134
		REPURCHASE AGREEMENTS--54.2%
250,000,000		Interest in $250,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.480%, dated 1/31/2005 to be repurchased at $250,017,222 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2006, collateral market value $255,000,118	250,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.490%, dated 1/31/2005 to be repurchased at $250,017,292 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2035, collateral market value $255,000,000	250,000,000
449,296,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $449,326,827 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	449,296,000
347,461,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.520%, dated 1/31/2005 to be repurchased at $347,485,322 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2029, collateral market value $2,040,143,633	347,461,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.300%, dated 1/3/2005 to be repurchased at $100,185,278 on 2/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $358,668,729	$100,000,000
232,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/5/2005 to be repurchased at $233,358,747 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $514,563,094	232,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/6/2005 to be repurchased at $125,732,083 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $257,500,000	125,000,000
150,000,000		Interest in $600,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.450%, dated 1/31/2005 to be repurchased at $150,010,208 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $612,000,000	150,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.320%, dated 1/31/2005 to be repurchased at $45,002,900 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/13/2005, collateral market value $127,501,052	45,000,000
192,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $192,013,440 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	192,000,000
91,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 2.300%, dated 1/4/2005 to be repurchased at $91,168,603 on 2/3/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $510,001,952	91,000,000
95,000,000		Interest in $1,105,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.520%, dated 1/31/2005 to be repurchased at $95,006,650 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2016, collateral market value $1,127,729,489	95,000,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 2.290%, dated 1/12/2005, to be repurchased at $250,333,958 on 2/3/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2034, collateral market value $515,002,077	250,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 2.420%, dated 1/31/2005 to be repurchased at $25,001,681 on 2/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 11/15/2009, collateral market value $102,004,904	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$295,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 2.440%, dated 1/6/2005 to be repurchased at $296,259,650 on 3/11/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2034, collateral market value $772,500,221	$295,000,000
70,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 2.480%, dated 1/12/2005 to be repurchased at $70,332,733 on 3/23/2005, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2032, collateral market value $257,500,114	70,000,000
950,000,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.520%, dated 1/31/2005 to be repurchased at $950,066,500 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $1,021,181,972	950,000,000
84,000,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $84,005,880 on 2/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 9/15/2029, collateral market value $510,001,268	84,000,000
500,000,000		$500,000,000 repurchase agreement with Wachovia Securities, Inc., 2.530%, dated 1/31/2005 to be repurchased at $500,035,139 on 2/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2009, collateral market value $510,000,347	500,000,000
		TOTAL REPURCHASE AGREEMENTS	4,500,757,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [4]	8,376,352,134
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(74,123,007)
		TOTAL NET ASSETS-100%	$8,302,229,127

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax Managed Fund Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	99.7%
U.S. Treasury Securities	0.3%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	26.2%
8-30 Days	45.7%
31-90 Days	23.1%
91-180 Days	5.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Tax Managed Fund Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--99.5%
$51,000,000	[1]	Federal Farm Credit System Discount Notes, 1.860% - 2.770%, 2/14/2005 - 7/11/2005	$50,754,787
848,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.280% - 2.500%, 2/3/2005 - 4/6/2005	848,374,160
10,000,000		Federal Farm Credit System Note, 4.375%, 4/15/2005	10,038,559
1,426,227,000	[1]	Federal Home Loan Bank System Discount Notes, 1.800% - 2.585%, 2/1/2005 - 6/17/2005	1,424,237,503
375,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% - 2.590%, 2/16/2005 - 4/19/2005	374,910,809
162,210,000		Federal Home Loan Bank System Notes, 1.425% - 7.250%, 3/11/2005 - 7/21/2005	162,272,398
		TOTAL GOVERNMENT AGENCIES	2,870,588,216
		U.S. TREASURY--0.4%
10,000,000	[1]	United States Treasury Bills, 2.160%, 3/31/2005	9,965,200
		TOTAL INVESTMENTS--99.9% AT AMORTIZED COST) [3]	2,880,553,416
		OTHER ASSETS AND LIABILITIES - NET--0.1%	3,984,950
		TOTAL NET ASSETS--100%	$2,884,538,366

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	78.6%
Municipal Notes	19.0%
Commercial Paper	2.4%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	50.9%	Prime-1	90.6%
A-1	42.2%
A-2	1.9%	Prime-2	1.1%
Not rated by S&P	5.0%	Not rated by Moody's	8.3%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	78.9%
8-30 Days	2.2%
31-90 Days	2.5%
91-180 Days	6.0%
181 Days or more	10.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 4.6% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--1.3%
$2,860,000		Birmingham, AL IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$2,860,000
1,910,000		Calhoun County, AL Economic Development Council, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	1,910,000
17,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
4,175,000		Mobile, AL Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,350,000
2,815,000		Orange Beach, AL IDB (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,815,000
		TOTAL	36,835,000
		Alaska--0.3%
4,500,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD)	4,500,000
5,500,000		Valdez, AK Marine Terminal (Series 2002), 1.47% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2005	5,500,000
		TOTAL	10,000,000
		Arizona--0.2%
1,255,000	[2]	Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,255,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,024,000	[2]	Pima County, AZ IDA, Single Family Mortgages, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,024,000
		TOTAL	4,954,000
		Arkansas--2.9%
1,000,000		Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,630,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arkansas--continued
$14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	$14,000,000
13,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)	13,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.)	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	7,100,000
		TOTAL	83,930,000
		California--4.7%
3,400,000		ABAG Finance Authority for Non-Profit Corporations (Series 2003), Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC)	3,400,000
9,000,000	[2]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	9,000,000
19,000,000	[2]	California PCFA (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	19,000,000
1,980,000		California PCFA (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC)	1,980,000
46,000,000		California State, 3.00% RANs, 6/30/2005	46,234,627
2,500,000	[2]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
2,845,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	2,845,000
40,000,000	[2]	California Statewide Communities Development Authority (Series 2004 FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	40,000,000
8,490,000		Fresno, CA (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	8,490,000
514,645	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	514,645
850,000		Los Angeles County, CA IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	850,000
		TOTAL	134,814,272
		Colorado--3.8%
3,015,000	[2]	Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,015,000
59,975,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	59,975,000
10,600,000	[2]	Denver, CO City & County Airport Authority (PT-724), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--continued
$5,500,000	[2]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,500,000
10,000,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank Girozentrale LIQ)	10,000,000
5,000,000		Denver, CO City & County Airport Authority (Series 2004B), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank Girozentrale LIQ)	5,000,000
14,660,000	[2]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
		TOTAL	108,750,000
		Connecticut--0.6%
1,000,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
650,000		Connecticut Development Authority Health Care Revenue (Series 1999), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	650,000
7,500,000		Connecticut State HEFA (Series F), Weekly VRDNs (University of Hartford, CT)/(Citizens Bank of Rhode Island LOC)	7,500,000
155,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ)	155,000
7,080,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	7,080,000
1,200,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	1,200,000
		TOTAL	17,585,000
		District of Columbia--0.2%
5,000,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)	5,000,000
		Florida--4.1%
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
6,903,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,903,000
4,689,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,689,000
2,810,000		Coconut Creek, FL (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	2,810,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$6,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	$6,000,000
7,500,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	7,564,246
35,500,000	[2]	Miami-Dade County, FL Aviation (Series 2004 FR/RI-L72J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	35,500,000
12,000,000	[2]	Miami-Dade County, FL Aviation (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,675,000	[2]	Miami-Dade County, FL HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,675,000
12,700,000		Miami-Dade County, FL IDA (Series 1999A), Weekly VRDNs (Airis Miami LLC)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	12,700,000
12,895,000	[2]	Palm Beach County, FL HFA (PT-2302), Weekly VRDNs (Saddlebrook Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	12,895,000
		TOTAL	118,736,246
		Georgia--1.9%
3,500,000	[2]	Atlanta, GA Airport General Revenue (PA 926R), 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	3,500,000
9,000,000		Cobb County, GA Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)	9,000,000
15,745,000	[2]	Cobb County, GA Housing Authority (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	15,745,000
12,800,000		Crisp County - Cordele, GA IDA (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Royal Bank of Canada, Montreal LOC)	12,800,000
6,390,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,390,000
1,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	1,000,000
7,000,000		Kennesaw, GA Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC)	7,000,000
		TOTAL	55,435,000
		Hawaii--0.1%
680,000	[2]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	680,000
2,215,000	[2]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000
		TOTAL	2,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--3.3%
$8,050,000	[2]	Chicago, IL O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	$8,050,000
1,070,000	[2]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
7,305,000	[2]	Chicago, IL O'Hare International Airport (PT-664), Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	7,305,000
9,995,000	[2]	Chicago, IL O'Hare International Airport (PT-685), 1.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 5/5/2005	9,995,000
7,000,000	[2]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
6,055,000	[2]	Chicago, IL O'Hare International Airport (PT-933), 1.25% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,055,000
5,200,000	[2]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ)	5,200,000
4,655,000	[2]	Chicago, IL Single Family Mortgage (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,655,000
2,450,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,450,000
1,555,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC)	1,555,000
6,150,000		Chicago, IL (Series 2003 B-1), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,150,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	10,500,000
5,980,000	[2]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	5,980,000
515,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,740,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,740,000
950,000		Illinois Development Finance Authority, IDB (Series 1989), Weekly VRDNs (Addison 450 LP)/(J.P. Morgan Chase Bank, N.A. LOC)	950,000
1,600,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,600,000
3,645,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank, N.A. LOC)	3,645,000
3,000,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC)	3,000,000
5,640,000		Robbins (Village of), IL (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Citibank N.A., New York LOC)	5,640,000
		TOTAL	95,055,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--1.6%
$750,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC)	$750,000
10,000,000		Hamilton Southeastern, IN School Corp., 3.25% TANs, 12/30/2005	10,075,572
1,170,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
2,510,000	[2]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,510,000
2,585,000	[2]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
7,305,000	[2]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,305,000
1,630,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,630,000
3,320,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	3,320,000
4,350,000		North Adams, IN Community Schools, 2.75% TANs, 12/30/2005	4,365,448
340,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	340,000
2,400,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,400,000
		TOTAL	44,851,020
		Kansas--0.3%
5,230,000	[2]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), 1.50% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	5,230,000
1,995,000	[2]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,995,000
		TOTAL	7,225,000
		Kentucky--0.7%
6,000,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,210,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC)	1,210,000
11,995,000	[2]	Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
2,415,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,415,000
		TOTAL	21,620,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Louisiana--1.0%
$4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC)	10,100,000
1,810,000	[2]	Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	1,810,000
7,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
		TOTAL	27,910,000
		Maine--0.5%
3,000,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,000,000
1,950,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	1,950,000
5,130,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 2.17% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,130,000
1,375,000		Trenton, ME (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,375,000
1,565,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,565,000
		TOTAL	13,020,000
		Maryland--1.2%
5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	5,850,000
11,460,000		Maryland State Community Development Administration (2004 Series K), 2.10% TOBs, Mandatory Tender 12/5/2005	11,460,000
2,495,000	[2]	Maryland State Community Development Administration (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,495,000
6,190,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,190,000
1,200,000	[2]	Maryland State Community Development Administration (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	1,200,000
1,575,000	[2]	Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,575,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	$750,000
1,000,000	[2]	Northeast, MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,000,000
		TOTAL	34,520,000
		Massachusetts--2.5%
18,800,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs)	18,800,000
20,000,000		Lawrence, MA, 3.25% BANs, 12/22/2005	20,173,571
7,500,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,500,000
3,260,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Fleet National Bank LOC)	3,260,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	4,500,000
4,000,000		Massachusetts State HFA (Series R), 1.15% BANs, 5/2/2005	4,000,000
14,610,000	[2]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	14,610,000
		TOTAL	72,843,571
		Michigan--0.2%
6,000,000	[2]	Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,000,000
		Minnesota--3.3%
3,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,000,000
6,440,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
3,865,000		Dakota County, MN Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(Lasalle Bank, N.A. LOC)	3,865,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	3,320,000
1,800,000		Minneapolis, MN IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
5,220,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
8,975,000	[2]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
30,015,000		Minnesota State HFA (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005	30,015,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$19,000,000		Minnesota State HFA (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	$19,000,000
1,900,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	1,900,000
1,780,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,780,000
715,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	715,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000
5,800,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments, LLC)/(Lasalle Bank, N.A. LOC)	5,800,000
		TOTAL	94,080,000
		Mississippi--1.9%
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC)	3,415,000
2,445,000	[2]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	2,445,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners, LP)/(FNMA LOC)	7,500,000
6,960,000	[2]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,960,000
3,200,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,200,000
3,940,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,940,000
18,685,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
9,790,000		Mississippi Regional Housing Authorithy No. II (Series 1998), 2.15% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2005	9,790,000
		TOTAL	55,935,000
		Missouri--1.5%
1,230,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	1,230,000
2,845,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,845,000
2,260,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,260,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Missouri--continued
$1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC)	$1,000,000
36,975,000	[2]	University of Missouri, Capital Project Notes (Series 2004 FR/RI-L44), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	36,975,000
		TOTAL	44,310,000
		Montana--0.7%
7,790,000	[2]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	7,790,000
2,570,000	[2]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,570,000
4,440,000	[2]	Montana State Board of Housing, PUTTERs (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,440,000
5,735,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	5,735,000
		TOTAL	20,535,000
		Multi State--8.7%
11,425,017	[2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	11,425,017
4,485,500	[2]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,485,500
8,800,000	[2]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	8,800,000
6,500,000	[2]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	6,500,000
7,000,000	[2]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	7,000,000
34,424,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	34,424,000
37,140,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	37,140,000
26,505,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	26,505,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$24,905,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$24,905,000
43,780,340	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	43,780,340
33,663,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	33,663,000
1,062,501	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,062,501
1,223,823	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,223,823
2,930,507	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,930,507
5,993,821	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,993,821
		TOTAL	249,838,509
		Nebraska--1.0%
3,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,400,000
1,800,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
8,995,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	8,995,000
8,496,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	8,496,000
905,000	[2]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	905,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000
		TOTAL	29,296,000
		Nevada--1.4%
12,500,000		Clark County, NV IDRB (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,140,000		Clark County, NV (Series 1997A), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	7,140,000
7,535,000		Clark County, NV (Series 1998), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	7,535,000
13,000,000	[2]	Washoe County, NV Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)	13,000,000
		TOTAL	40,175,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Hampshire--1.4%
$1,537,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	$1,537,000
10,000,000		New Hampshire Business Finance Authority, PCRB (Series A), 1.95% CP (New England Power Co.), Mandatory Tender 4/7/2005	10,000,000
10,000,000		New Hampshire Business Finance Authority, PCRB (Series A), 1.98% CP (New England Power Co.), Mandatory Tender 4/7/2005	10,000,000
9,160,000		New Hampshire Higher Educational & Health Facilities Authority (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)	9,160,000
6,115,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs)	6,115,000
1,880,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,880,000
1,235,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,235,000
		TOTAL	39,927,000
		New Jersey--1.9%
1,315,000		Lopatcong, NJ, 1.85% BANs, 4/1/2005	1,315,355
4,371,950		Millstone Township, NJ, 3.00% BANs, 8/12/2005	4,392,359
8,415,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	8,415,000
20,000,000	[2]	New Jersey State (Series 2004 FR/RI-L56J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	20,000,000
1,000,000		New Jersey Turnpike Authority (Series 2003C-3), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,000,000
4,900,000		Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005	4,938,501
5,422,138		Perth Amboy, NJ, 3.00% BANs, 8/5/2005	5,457,261
1,646,000		Union Beach, NJ, 2.00% BANs, 3/17/2005	1,646,674
4,886,000		Union City, NJ, 3.00% BANs, 5/18/2005	4,904,134
3,217,000		Willingboro Township, NJ, 3.00% BANs, 7/22/2005	3,235,960
		TOTAL	55,305,244
		New Mexico--2.4%
2,050,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
4,910,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,910,000
3,075,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--continued
$32,000,000		New Mexico Mortgage Finance Authority (Series 2004), 2.40% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	$32,000,000
16,494,838		New Mexico Mortgage Finance Authority, 2.30625% TOBs (AIG Funding, Inc.), Mandatory Tender 9/23/2005	16,494,838
1,470,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,470,000
3,820,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	3,820,000
2,070,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	2,070,000
2,770,000	[2]	New Mexico Mortgage Finance Authority (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	2,770,000
		TOTAL	68,659,838
		New York--6.0%
5,907,750		Adirondack, NY Central School District, 3.00% BANs, 9/14/2005	5,948,865
10,246,000		Clymer, NY Central School District, 2.75% BANs, 6/23/2005	10,283,195
1,650,000		East Rochester, NY Housing Authority (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	1,650,000
14,175,000		Johnson City, NY Central School District, 3.00% BANs, 6/17/2005	14,239,878
31,000,000		New York City, NY Housing Development Corp., (Series 2004 A), Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	31,000,000
20,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	20,000,000
25,000,000		New York City, NY Municipal Water Finance Authority (Series 2003 C-1), Daily VRDNs (State Street Bank and Trust Co. LIQ)	25,000,000
30,000,000		New York City, NY Municipal Water Finance Authority (Series 5), 1.80% CP, Mandatory Tender 3/1/2005	30,000,000
3,360,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G), Weekly VRDNs (Bank of New York LIQ)	3,360,000
5,000,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	5,000,000
10,000,000		Syracuse, NY (Series 2004D), 2.75% RANs (Bank of New York LOC), 6/30/2005	10,041,210
17,500,000		Waterloo, NY Central School District, 3.00% BANs, 6/20/2005	17,588,021
		TOTAL	174,111,169
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--1.1%
$3,000,000		Catawba County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	$3,000,000
2,840,000	[2]	Charlotte, NC Airport (PT-719), 1.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), Optional Tender 5/5/2005	2,840,000
4,530,000		Davie County, NC Industrial Facilities & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	4,530,000
1,000,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
940,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	940,000
3,325,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	3,325,000
2,450,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	2,450,000
2,225,000	[2]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,225,000
1,050,000		North Carolina Medical Care Commission (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	1,050,000
11,000,000	[2]	North Carolina State (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	11,000,000
190,000		Sampson County, NC Industrial Facilities and PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	190,000
		TOTAL	32,550,000
		Ohio--2.2%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/ (Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
5,845,000		Akron, Bath & Copley, OH Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC)	5,845,000
6,000,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,000,000
5,960,000	[2]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,960,000
3,950,000		Hamilton, OH Multi-Family Housing (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
8,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	8,000,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$2,300,000	[2]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$2,300,000
4,465,000	[2]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,465,000
5,525,000	[2]	Ohio State Building Authority (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,525,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
3,575,000		Ohio Waste Development Authority Solid Waste (Series 2001) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	3,575,000
2,107,600		Wapakoneta, OH, 2.20% BANs, 6/16/2005	2,109,128
		TOTAL	62,499,128
		Oklahoma--0.9%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC)	6,000,000
12,500,000	[2]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	12,500,000
6,000,000		Oklahoma Development Finance Authority (Series 2003), 2.42% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	6,000,000
		TOTAL	24,500,000
		Oregon--0.6%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000
		TOTAL	18,500,000
		Pennsylvania--3.3%
1,000,000		Chester County, PA IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
8,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	8,031,113
1,667,000		Northampton County, PA IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,667,000
750,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	750,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.)	10,000,000
25,000,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$19,600,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)	$19,600,000
20,300,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	20,300,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000
		TOTAL	96,348,113
		Rhode Island--0.7%
7,500,000		Lincoln, RI, 3.00% BANs, 10/12/2005	7,559,167
3,855,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,855,000
8,815,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	8,815,000
		TOTAL	20,229,167
		South Carolina--2.2%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
19,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)	19,000,000
500,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.)	500,000
13,000,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
2,140,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank LOC)	2,140,000
1,950,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(SouthTrust Bank LOC)	1,950,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	200,000
300,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	300,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	200,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,000,000		York County, SC IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,000,000
		TOTAL	62,990,000
		South Dakota--0.2%
5,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--0.6%
$1,000,000		Cheatham County, TN IDB (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	$1,000,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
950,000		Knox County, TN IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	950,000
9,505,000		Shelby County, TN Health Education & Housing Facilities Board (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	9,505,000
300,000		South Pittsburg, TN IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	300,000
2,520,000		Tullahoma, TN IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	2,520,000
		TOTAL	17,275,000
		Texas--18.7%
12,000,000	[2]	Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,905,000	[2]	Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,905,000
5,200,000		Brazos Harbor, TX IDC (Series 2003), 1.80% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 8/1/2005	5,200,000
24,125,000		Brazos River Authority, TX (Series 2001 D-1), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	24,125,000
17,300,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	17,300,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	10,000,000
1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	1,200,000
5,910,000		Colorado County, TX IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(SouthTrust Bank LOC)	5,910,000
9,000,000	[2]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,915,000	[2]	Dallas-Fort Worth, TX International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
3,035,000	[2]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,035,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)	7,150,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$3,000,000	[2]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	$3,000,000
21,580,000	[2]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,580,000
2,575,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	2,575,000
34,200,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp)	34,200,000
35,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp)	35,200,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	15,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	7,000,000
15,105,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp)	15,105,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp)	22,700,000
6,675,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp)/(BP PLC GTD)	6,675,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.)	8,000,000
61,955,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	61,955,000
4,099,000	[2]	Harris County, TX HFDC, Roaring Forks Certificates (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,099,000
9,585,000	[2]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,585,000
13,460,000	[2]	Houston, TX (Series 2004 FR/RI-L41), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	13,460,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
15,000,000		Port Arthur Navigation District, TX IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	15,000,000
3,170,000		Saginaw, TX IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,170,000
7,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series 2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005	7,000,000
6,310,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	6,310,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$7,000,000	[2]	San Antonio, TX Independent School District (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	$7,000,000
2,425,000	[2]	Tarrant County, TX Housing Finance Corp., (PT-2044), Weekly VRDNs (Hulen Bend Seniors Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,425,000
3,000,000	[2]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,000,000
6,500,000		Texas State Department of Housing & Community Affairs (Series 2004F), 1.95% TOBs, Mandatory Tender 8/3/2005	6,500,000
5,000,000	[2]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	5,000,000
9,016,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 1.65% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/10/2005	9,016,000
2,295,000	[2]	Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	2,295,000
55,000,000		Texas State (Series 2004), 3.00% TRANs, 8/31/2005	55,364,873
30,000,000	[2]	Texas State, TRANs (Series 2004 FR/RI-L60J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	30,000,000
3,850,000		Waxahachie, TX IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000
		TOTAL	538,299,873
		Utah--0.5%
12,200,000		Murray City, UT (Series 2003D), Daily VRDNs (IHC Health Services, Inc.)	12,200,000
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	1,500,000
		TOTAL	13,700,000
		Vermont--0.6%
5,950,000	[2]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,950,000
5,955,000	[2]	Vermont HFA, MERLOTS (Series 2001-A49), 2.17% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,955,000
5,255,000	[2]	Vermont HFA, MERLOTS (Series 2001-A91), 2.17% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,255,000
		TOTAL	17,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--1.4%
$10,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	$10,000,000
8,000,000		Halifax, VA IDA, MMMs, PCRB (Series 1992), 2.04% CP (Virginia Electric & Power Co.), Mandatory Tender 4/11/2005	8,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	5,000,000
4,500,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	4,500,000
4,630,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,630,000
6,500,000	[2]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
2,800,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	2,800,000
		TOTAL	41,430,000
		Washington--3.1%
6,990,000	[2]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,221,000	[2]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,221,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
4,890,000		Port of Pasco, WA Economic Development Corporation (Series 1996), Weekly VRDNs (Douglas Fruit Company, Inc.)/(U.S. Bank, N.A. LOC)	4,890,000
2,495,000	[2]	Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000	[2]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA (PT-850), 1.66% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/18/2005	4,320,000
3,540,000	[2]	Port of Seattle, WA (PT-1718), Weekly VRDNs (FGIC INS)/(WestLB AG (GTD) LIQ)	3,540,000
8,600,000	[2]	Port of Seattle, WA (PT-1780), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
7,760,000	[2]	Port of Seattle, WA, MERLOTS (Series 2001-A53), 2.22% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	7,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$2,420,000		Seattle, WA Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	$2,420,000
12,850,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	12,850,000
11,790,000	[2]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 2.17% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	11,790,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
		TOTAL	89,676,000
		West Virginia--0.6%
1,280,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,280,000
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.92% CP (Virginia Electric & Power Co.), Mandatory Tender 2/1/2005	9,000,000
1,500,000		Grant County, WV County Commission, PCRB (Series 1994), 2.05% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2005	1,500,000
4,825,000	[2]	South Charleston, WV (PT-1637), Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,825,000
		TOTAL	16,605,000
		Wisconsin--1.5%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	9,500,000
1,000,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC)	1,000,000
2,430,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,430,000
6,000,000		Mequon-Thiensville, WI School District, 2.50% TRANs, 9/9/2005	6,028,428
2,300,000		Milwaukee, WI (Series 1997), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$3,080,000		Sussex, WI IDB (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,080,000
18,000,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	18,000,000
		TOTAL	43,338,428
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	2,874,252,578
		OTHER ASSETS AND LIABILITIES - NET--0.2%	8,671,574
		TOTAL NET ASSETS--100%	$2,882,924,152

Securities that are subject to federal alternative minimum tax (AMT) represent 69.5% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.1%	2.9%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $1,161,405,154 which represents 40.3% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreements
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Putable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SA	--Support Agreement
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	37.8%
Variable Rate Demand Instruments	49.7%
Repurchase Agreements	6.9%
Bank Instruments	5.6%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	67.9%	Prime-1	98.4%
A-1	30.0%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	2.1%	Not rated by Moody's	1.6%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	39.8%	[5]
8-30 Days	29.6%
31-90 Days	21.0%
91-180 Days	6.3%
181 Days or more	3.3%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.6% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 17.9% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.2%
		Finance - Automotive--1.6%
$8,572,404	[1]	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	$8,572,404
50,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	50,000,000
2,477,960		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	2,477,960
21,907,415		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	21,907,415
9,548,682		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	9,548,682
23,842,773		WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005	23,842,773
		TOTAL	116,349,234
		Finance - Equipment--0.5%
12,306,194	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	12,306,194
26,517,939		CNH Equipment Trust 2004-A, Class A1, 2.000%, 10/14/2005	26,506,720
		TOTAL	38,812,914
		Finance - Retail--2.0%
149,000,000		Permanent Financing (No. 6) PLC, Class A-1, 2.390%, 9/10/2005	149,000,000
		Insurance--0.1%
5,643,330		Onyx Acceptance Auto Owner Trust 2004-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.828%, 9/15/2005	5,643,330
		TOTAL ASSET-BACKED SECURITIES	309,805,478
		CERTIFICATES OF DEPOSIT--5.6%
		Banking--5.6%
26,000,000		Credit Suisse First Boston, 2.100%, 3/29/2005	26,000,000
35,000,000		DePfa Bank PLC, 2.600%, 6/2/2005	35,001,161
32,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	31,999,605
50,000,000		HBOS Treasury Services PLC, 2.795%, 7/11/2005	50,003,287
25,000,000		Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005	25,000,000
25,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.690%, 5/9/2005	25,000,000
25,000,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	25,000,000
100,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.395%, 2/2/2005	99,999,973
43,000,000		Toronto Dominion Bank, 2.440%, 3/16/2005	43,000,000
50,000,000		U.S. Bank, N.A., 1.280%, 2/23/2005	49,999,549
		TOTAL CERTIFICATES OF DEPOSIT	411,003,575
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--4.3%
		Banking--0.7%
$50,000,000		IXIS Financial Products Inc., 2.600%, 2/1/2005	$50,000,000
		Brokerage--3.6%
110,000,000		Citigroup Global Markets Inc., 2.600%, 2/1/2005	110,000,000
150,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	150,000,000
		TOTAL	260,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	310,000,000
		COMMERCIAL PAPER--18.5% [2]
		Banking--5.1%
125,000,000		Bank of America Corp., 2.040% - 2.140%, 2/4/2005 - 4/6/2005	124,706,167
77,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.560% - 2.620%, 3/29/2005 - 4/25/2005	76,623,572
170,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.130% - 2.670%, 4/4/2005 - 5/3/2005	169,068,300
		TOTAL	370,398,039
		Finance - Automotive--4.5%
75,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.000% - 2.640%, 3/2/2005 - 6/2/2005	74,442,035
117,300,000		New Center Asset Trust, A1+/P1 Series, 1.870% - 2.340%, 2/4/2005 - 2/7/2005	117,266,043
139,500,000		New Center Asset Trust, A1/P1 Series, 2.112% - 2.280%, 2/7/2005 - 3/21/2005	139,348,758
		TOTAL	331,056,836
		Finance - Commercial--3.5%
137,000,000		CIT Group, Inc., 2.100% - 2.800%, 2/3/2005 - 7/11/2005	136,549,827
65,025,000	[1]	Edison Asset Securitization LLC, 2.540%, 6/1/2005	64,474,455
54,000,000		General Electric Capital Corp., 1.990%, 3/9/2005	53,892,540
		TOTAL	254,916,822
		Finance - Retail--2.6%
89,000,000	[1]	Paradigm Funding LLC, 1.880% - 2.370%, 2/14/2005 - 3/30/2005	88,830,864
100,000,000	[1]	Yorktown Capital LLC, 2.330%, 2/3/2005	99,987,056
		TOTAL	188,817,920
		Finance - Securities--2.7%
27,009,000	[1]	Georgetown Funding Co. LLC, 2.570%, 3/17/2005	26,924,162
10,000,000	[1]	Grampian Funding LLC, 2.620%, 4/26/2005	9,938,867
75,000,000	[1]	Perry Global Funding LLC Series A, 2.610%, 4/11/2005	74,624,813
82,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 1.990% - 2.700%, 3/11/2005 - 7/5/2005	81,504,793
		TOTAL	192,992,635
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Insurance--0.1%
$10,000,000	[1]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.620%, 4/25/2005	$9,939,594
		TOTAL COMMERCIAL PAPER	1,348,121,846
		CORPORATE BONDS--0.5%
		Banking--0.5%
20,000,000		Citigroup, Inc., 2.440%, 9/1/2005	20,009,299
13,600,000		Wells Fargo Financial, Inc., (GTD by Wells Fargo & Co.), 2.570%, 9/12/2005	13,610,601
		TOTAL CORPORATE BONDS	33,619,900
		CORPORATE NOTES--2.6%
		Brokerage--1.3%
100,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	100,000,000
		Finance - Securities--0.7%
12,000,000	[1]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 1.570%, 4/20/2005	12,000,000
37,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 1.310%, 2/28/2005	36,999,729
		TOTAL	48,999,729
		Food & Beverage--0.3%
20,000,000	[1]	McDonald's Corp., 4.545%, 3/7/2005	20,057,352
		Pharmaceuticals and Healthcare--0.3%
20,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	20,036,542
		TOTAL CORPORATE NOTES	189,093,623
		GOVERNMENT AGENCIES--5.7%
		Government Agency--5.7%
155,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	155,000,000
111,000,000		Federal Home Loan Mortgage Corp., 2.165% - 3.875%, 2/15/2005 - 11/7/2005	111,013,528
150,000,000		Federal National Mortgage Association, 1.360%, 2/15/2005	150,000,000
		TOTAL GOVERNMENT AGENCIES	416,013,528
		LOAN PARTICIPATION--1.4%
		Aerospace/Auto--0.3%
20,000,000		Johnson Controls, Inc., 2.410%, 4/1/2005	20,000,000
		Chemicals--0.7%
50,000,000		DuPont Teijin Films U.K. Ltd., 2.597%, 9/30/2005	50,000,000
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 2.520%, 5/19/2005	32,000,000
		TOTAL LOAN PARTICIPATION	102,000,000
Principal Amount			Value
		NOTES - VARIABLE--48.3% [3]
		Banking--25.6%
$4,655,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.650%, 2/2/2005	$4,655,000
5,160,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	5,160,000
4,195,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	4,195,000
4,760,000		AW Mobile LLC, (SouthTrust Bank LOC), 2.930%, 2/4/2005	4,760,000
4,416,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,416,000
6,505,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	6,505,000
2,660,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.600%, 2/3/2005	2,660,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 2.620%, 2/3/2005	2,000,000
1,155,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	1,155,000
3,665,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,665,000
8,800,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	8,800,000
8,125,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	8,125,000
5,415,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,415,000
4,085,000		BMW Investments, Inc., (SouthTrust Bank LOC), 2.830%, 2/4/2005	4,085,000
10,040,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	10,040,000
3,745,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,745,000
25,000,000	[1]	Bank of New York Co., Inc., 2.570%, 2/28/2005	25,000,000
9,780,000		Barton Healthcare LLC, (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/2/2005	9,780,000
25,630,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC), 2.600%, 2/2/2005	25,630,000
7,880,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.570%, 2/3/2005	7,880,000
1,000,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 2.610%, 2/3/2005	1,000,000
1,985,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,985,000
186,500,000	[1]	Blue Heron Funding III, Inc., Series 3A, (GTD by WestLB AG), 2.588%, 2/28/2005	186,500,000
35,000,000	[1]	Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG), 2.574%, 2/28/2005	35,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$980,000		Bond Holdings LP, (SouthTrust Bank LOC), 2.550%, 2/4/2005	$980,000
3,335,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,335,000
5,685,000		Briarwood LP, (Series 1999), (J.P. Morgan Chase Bank, N.A. LOC), 2.659%, 2/3/2005	5,685,000
5,995,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 2.710%, 2/3/2005	5,995,000
3,125,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	3,125,000
865,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	865,000
4,845,000		CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,845,000
6,810,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.640%, 2/1/2005	6,810,000
50,000,000		Calyon, Paris, 2.373%, 2/14/2005	49,992,164
2,380,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	2,380,000
55,152,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	55,152,000
364,000		Capital One Funding Corp., (Series 1993-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	364,000
1,814,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	1,814,000
695,000		Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	695,000
3,775,000		Charapp Family Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	3,775,000
4,865,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 2.730%, 2/3/2005	4,865,000
9,500,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	9,500,000
13,430,000		Citywide Development Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	13,430,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,350,000
4,700,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 2.600%, 2/2/2005	4,700,000
7,380,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.650%, 2/3/2005	7,380,000
15,000,000		Cook County, IL, Series 2002 A, 2.580%, 2/2/2005	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,000,000		Credit Agricole Indosues NY, 2.693%, 4/22/2005	$4,999,517
3,380,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,380,000
4,370,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (J.P. Morgan Chase Bank, N.A. LOC), 2.660%, 2/3/2005	4,370,000
2,900,000		Davis Industries, Inc., (Comerica Bank LOC), 2.420%, 2/3/2005	2,900,000
170,000,000	[1]	DePfa Bank PLC, 2.470%, 3/15/2005	170,000,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,000,000
34,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	33,998,545
4,645,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	4,645,000
7,035,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	7,035,000
2,110,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	2,110,000
5,055,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	5,055,000
920,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	920,000
2,900,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 2.678%, 2/3/2005	2,900,000
7,800,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,800,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 2.709%, 2/3/2005	4,000,000
712,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	712,000
2,125,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,125,000
5,455,000		Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	5,455,000
930,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 2.570%, 2/2/2005	930,000
5,895,000		Freeport, IL, (U.S. Bank, N.A. LOC), 2.710%, 2/3/2005	5,895,000
2,150,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	2,150,000
2,520,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	2,520,000
1,500,000		Gary, IN Redevelopment District, (J.P. Morgan Chase Bank, N.A. LOC), 2.600%, 2/3/2005	1,500,000
4,500,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 2.520%, 2/2/2005	4,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,185,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	$1,185,000
4,070,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,070,000
1,585,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	1,585,000
2,420,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	2,420,000
97,000,000	[1]	HBOS Treasury Services PLC, 2.230% 2/21/2005	97,000,000
195,000,000		HBOS Treasury Services PLC, 2.410% - 2.550%, 2/1/2005 - 3/24/2005	195,000,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank LOC), 2.830%, 2/4/2005	8,500,000
8,870,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	8,870,000
3,350,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 2.630%, 2/3/2005	3,350,000
9,140,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	9,140,000
4,580,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	4,580,000
5,655,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	5,655,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	3,085,000
3,150,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 2.510%, 2/3/2005	3,150,000
8,175,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	8,175,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.420%, 2/3/2005	15,000,000
1,125,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	1,125,000
3,870,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 2.600%, 2/3/2005	3,870,000
11,210,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	11,210,000
3,935,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 2.609%, 2/3/2005	3,935,000
1,580,000		Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,580,000
2,300,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,300,000
1,345,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 2.470%, 2/2/2005	1,345,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,150,000		LCO Ventures LLC, (Fleet National Bank LOC), 2.520%, 2/2/2005	$3,150,000
2,800,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,800,000
5,000,000	[1]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 2.650%, 2/2/2005	5,000,000
4,805,000		Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank LOC), 2.930%, 2/4/2005	4,805,000
2,805,000		Mayer Properties LLP, (SouthTrust Bank LOC), 2.830%, 2/4/2005	2,805,000
1,940,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank LOC), 2.780%, 2/4/2005	1,940,000
8,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	8,300,000
58,750,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.443% - 2.530%, 2/14/2005 - 2/23/2005	58,750,000
1,075,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 2.680%, 2/3/2005	1,075,000
2,900,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 2.678%, 2/3/2005	2,900,000
3,600,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	3,600,000
2,160,000		Mississippi Business Finance Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.600%, 2/3/2005	2,160,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,275,000
2,835,000		Montgomery, AL IDB, (SouthTrust Bank LOC), 2.600%, 2/3/2005	2,835,000
2,900,000		Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,900,000
2,290,000		New Berlin, WI, Sunraider LLC Series 1997B, (J.P. Morgan Chase Bank, N.A. LOC), 2.470%, 2/3/2005	2,290,000
2,750,000		New Jersey EDA, Morey Organization, Inc. Project, Series 1997, (Wachovia Bank N.A. LOC), 2.600%, 2/2/2005	2,750,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 2.670%, 2/2/2005	2,565,000
3,675,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	3,675,000
5,285,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	5,285,000
3,050,000		Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 2.710%, 2/3/2005	3,050,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,110,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	$3,110,000
4,135,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	4,135,000
2,400,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,400,000
6,580,000		R & J Investment Co., (J.P. Morgan Chase Bank, N.A. LOC), 2.660%, 2/3/2005	6,580,000
11,580,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 2.580%, 2/3/2005	11,580,000
55,000,000		Royal Bank of Canada, Montreal, 2.430%, 2/10/2005	55,000,000
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	49,994,705
1,029,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 2.510%, 2/3/2005	1,029,000
7,330,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,330,000
3,645,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	3,645,000
4,230,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,230,000
5,335,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	5,335,000
44,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	43,998,796
5,815,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (J.P. Morgan Chase Bank, N.A. LOC), 2.590%, 2/3/2005	5,815,000
4,570,000		Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	4,570,000
9,060,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 2.650%, 2/3/2005	9,060,000
765,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	765,000
2,555,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,555,000
2,270,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,270,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,740,000
16,025,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	16,025,000
22,500,000	[1]	Thorn Finance S.A., (J.P. Morgan Chase Bank, N.A. Swap Agreement), 2.521%, 3/22/2005	22,500,000
2,280,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 2.570%, 2/2/2005	2,280,000
775,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	775,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,180,000		University Church of Christ, (SouthTrust Bank LOC), 2.778%, 2/4/2005	$3,180,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	2,055,000
2,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 2.550%, 2/3/2005	2,575,000
5,945,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 2.610%, 2/3/2005	5,945,000
3,820,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	3,820,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,315,000
8,960,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	8,960,000
119,330,000		Wells Fargo & Co., 2.440% - 2.570%, 2/2/2005 - 3/24/2005	119,330,788
15,500,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank, N.A. LOC), 2.380%, 2/3/2005	15,500,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.450%, 4/11/2005	50,000,000
1,560,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,560,000
1,340,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 2.660%, 2/3/2005	1,340,000
		TOTAL	1,869,031,515
		Brokerage--7.6%
40,000,000		Merrill Lynch & Co., Inc., 2.390% 2/4/2005	40,000,000
165,000,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	165,000,000
345,000,000		Morgan Stanley, 2.390% - 2.590%, 2/1/2005 - 2/28/2005	345,006,201
		TOTAL	550,006,201
		Finance - Commercial--4.5%
50,000,000	[1]	Compass Securitization LLC, 2.350%, 3/7/2005	49,999,050
3,500,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 2.630%, 2/3/2005	3,500,000
18,000,000		GE Life and Annuity Assurance Co., (GTD by General Electric Capital Corp.), 2.490%, 3/1/2005	18,000,000
53,300,000		General Electric Capital Corp., 2.300% - 2.356%, 2/3/2005 - 2/14/2005	53,311,387
193,500,000	[1]	General Electric Capital Corp., 2.580%, 2/17/2005	193,500,000
8,500,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 2.630%, 2/2/2005	8,500,000
		TOTAL	326,810,437
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Finance - Securities--4.8%
$25,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.530%, 2/25/2005	$25,001,717
328,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.345% - 2.620%, 2/1/2005 -3/2/2005	327,983,684
		TOTAL	352,985,401
		Government Agency--0.2%
5,120,000		Acton Assisited Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 2.629%, 2/3/2005	5,120,000
3,985,000		Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 2.860%, 2/3/2005	3,985,000
5,600,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 2.629%, 2/3/2005	5,600,000
955,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 2.629%, 2/3/2005	955,000
		TOTAL	15,660,000
		Insurance--5.6%
21,500,000		AEGON N.V., 2.490%, 2/14/2005	21,510,856
24,000,000		Allstate Life Insurance Co., 2.530% - 2.540%, 2/1/2005	24,000,000
25,000,000		Hartford Life Insurance Co., 2.330% - 2.570%, 2/1/2005 - 3/1/2005	25,000,000
22,000,000		Jackson National Life Insurance Co., 2.610%, 2/22/2005	22,000,000
50,000,000	[1]	MBIA Global Funding LLC, 2.548%, 2/28/2005	50,000,000
45,000,000		Metropolitan Life Insurance Co., 2.320% - 2.700%, 2/1/2005 - 4/1/2005	45,000,000
54,000,000		Monumental Life Insurance Co., 2.500% - 2.750%, 2/1/2005 - 2/28/2005	54,000,000
50,000,000		New York Life Insurance Co., 2.500%, 2/1/2005	50,000,000
12,000,000	[1]	Pacific Life Global Funding, 2.380%, 2/4/2005	12,000,590
35,610,000		Santa Monica Community College District, Series 2001 D, (Insured by AMBAC), 2.630%, 2/3/2005	35,610,000
25,000,000		Transamerica Occidental Life Insurance Co., 2.146%, 4/1/2005	25,000,000
45,000,000		Travelers Insurance Co., 2.435% - 2.649%, 2/18/2005 - 3/28/2005	45,000,000
		TOTAL	409,121,446
		TOTAL NOTES - VARIABLE	3,523,615,000
		MUTUAL FUNDS--0.8%
		Asset Management--0.8%
25,000,000		Nations Money Market Reserves	25,000,000
30,088,937		Scudder Money Market Institutional Shares	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.0%
$504,626,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $504,661,324 on 2/1/2005 collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	$504,626,000
80,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005, to be repurchased at $80,522,722 on 4/25/2005 collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	80,000,000
		TOTAL REPURCHASE AGREEMENTS	584,626,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	7,282,987,887
		OTHER ASSETS AND LIABILITIES - NET--0.1%	9,256,092
		TOTAL NET ASSETS--100%	$7,292,243,979

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $2,176,373,738 which represents 29.8% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Options Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	33.7%
Variable Rate Demand Instruments	44.1%
Repurchase Agreements	9.5%
Bank Instruments	12.7%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	74.2%	Prime-1	98.6%
A-1	24.5%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.3%	Not rated by Moody's	1.4%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.2% do not have short-term ratings by either of these NRSROs.

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	50.0%	[5]
8-30 Days	22.6%
31-90 Days	17.7%
91-180 Days	6.1%
181 Days or more	3.6%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 32.2% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.3%
		Finance - Automotive--0.9%
$15,807,685		CarMax Auto Owner Trust 2004-2, Class A1, 2.022%, 10/17/2005	$15,807,685
15,549,942	[1]	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	15,549,942
75,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	75,000,000
4,129,933		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	4,129,933
21,907,415		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	21,907,415
17,617,318		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	17,617,318
15,283,829		WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005	15,283,829
		TOTAL	165,296,122
		Finance - Equipment--0.4%
26,956,424	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	26,956,424
18,939,695		CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	18,939,695
19,555,373	[1]	GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1, 2.590%, 12/22/2005	19,555,373
		TOTAL	65,451,492
		Insurance--0.0%
2,257,332		Onyx Acceptance Auto Owner Trust 2004-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.828%, 9/15/2005	2,257,332
		TOTAL ASSET-BACKED SECURITIES	233,004,946
		CERTIFICATES OF DEPOSIT--5.9%
		Banking--5.9%
200,000,000		Abbey National Treasury Services PLC, 1.365%, 2/3/2005	200,000,000
85,000,000		BNP Paribas SA, 2.770% - 2.775%, 7/7/2005	85,000,748
15,000,000		Citibank N.A., New York, 2.510%, 4/6/2005	15,000,000
50,000,000		Credit Suisse First Boston, 2.100%, 3/29/2005	50,000,000
35,000,000		DePfa Bank PLC, 2.600%, 6/2/2005	35,001,161
30,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	29,999,630
200,000,000		HBOS Treasury Services PLC, 1.860% - 2.795%, 2/16/2005 - 7/11/2005	200,003,287
80,000,000		Huntington National Bank, Columbus, OH, 2.000% - 2.830%, 3/11/2005 - 7/11/2005	80,000,000
20,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.040%, 3/21/2005	20,000,000
175,500,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	175,500,000
20,000,000		U.S. Bank, N.A., 1.280%, 2/23/2005	19,999,820
100,000,000		UBS AG, 1.390%, 2/2/2005	99,999,973
		TOTAL CERTIFICATES OF DEPOSIT	1,010,504,619
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--10.6%
		Banking--4.8%
$100,000,000		Bank of America N.A., 2.580%, 2/1/2005	$100,000,000
730,000,000		IXIS Financial Products Inc., 2.600%, 2/1/2005	730,000,000
		TOTAL	830,000,000
		Brokerage--5.8%
600,000,000		Citigroup Global Markets Inc., 2.600%, 2/1/2005	600,000,000
392,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	392,000,000
		TOTAL	992,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,822,000,000
		COMMERCIAL PAPER--13.9% [2]
		Banking--3.2%
50,000,000		Bank of America Corp., 2.040%, 2/4/2005	49,991,500
62,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.620%, 4/25/2005	61,625,486
129,166,000	[1]	Fountain Square Commercial Funding Corp., 2.610%, 4/15/2005 - 4/19/2005	128,454,404
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 2.350% - 2.570%, 2/8/2005 - 4/11/2005	17,945,000
296,600,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.030% - 2.800%, 2/15/2005 - 7/13/2005	293,919,782
		TOTAL	551,936,172
		Finance - Automotive--3.0%
297,440,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.850% - 2.590%, 2/2/2005 - 6/2/2005	296,476,586
227,000,000		New Center Asset Trust, A1/P1 Series, 2.010% - 2.280%, 2/7/2005 - 3/14/2005	226,645,756
		TOTAL	523,122,342
		Finance - Commercial--0.9%
97,280,000		CIT Group, Inc., 2.800%, 2/3/2005 - 7/11/2005	96,733,459
38,000,000	[1]	Edison Asset Securitization LLC, 2.540%, 6/1/2005	37,678,267
3,200,000	[1]	Fairway Finance Company LLC, 2.455%, 2/23/2005	3,195,199
17,854,000	[1]	Jupiter Securitization Corp., 2.680%, 6/20/2005	17,669,251
		TOTAL	155,276,176
		Finance - Retail--2.8%
58,556,000	[1]	Barton Capital Corp., 1.870%, 2/18/2005	58,504,292
30,101,000	[1]	Chariot Funding LLC, 2.440%, 3/15/2005	30,015,312
244,200,000	[1]	Paradigm Funding LLC, 1.880% - 2.540%, 2/4/2005 - 4/6/2005	243,676,889
43,000,000	[1]	Sheffield Receivables Corp., 2.310%, 2/3/2005	42,994,482
100,000,000	[1]	Yorktown Capital LLC, 2.330%, 2/3/2005	99,987,055
		TOTAL	475,178,030
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--3.0%
$50,000,000	[1]	Georgetown Funding Co. LLC, 2.570%, 3/17/2005	$49,842,944
32,500,000	[1]	Grampian Funding LLC, 2.120% - 2.620%, 3/24/2005 - 4/26/2005	32,330,862
78,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.110%, 3/21/2005 - 3/31/2005	77,752,001
75,000,000	[1]	Perry Global Funding LLC (Series A), 2.610%, 4/11/2005	74,624,813
279,620,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 1.990% - 2.760%, 3/11/2005 - 7/11/2005	277,672,017
		TOTAL	512,222,637
		Insurance--1.0%
176,000,000	[1]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 1.850% - 2.620%, 2/14/2005 - 4/25/2005	175,339,800
		TOTAL COMMERCIAL PAPER	2,393,075,157
		CORPORATE NOTES--2.4%
		Brokerage--1.5%
250,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	250,000,000
		Finance - Securities--0.6%
107,000,000	[1]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 1.380% - 1.570%, 2/9/2005 - 4/20/2005	106,999,971
		Food & Beverage--0.2%
40,000,000	[1]	McDonald's Corp., 4.545%, 3/7/2005	40,114,703
		Pharmaceuticals and Health Care--0.1%
25,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	25,045,678
		TOTAL CORPORATE NOTES	422,160,352
		GOVERNMENT AGENCIES--5.2%
		Government Agency--5.2%
587,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	587,000,000
227,500,000		Federal Home Loan Mortgage Corp., 2.165% - 3.875%, 2/7/2005 - 3/9/2005	227,516,638
83,000,000		Federal National Mortgage Association, 1.360% - 2.555%, 2/15/2005 - 10/21/2005	82,984,735
		TOTAL GOVERNMENT AGENCIES	897,501,373
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 2.520%, 5/19/2005	55,500,000
Principal Amount			Value
		NOTES - VARIABLE--42.6% [3]
		Banking--20.5%
$9,600,000		215 Jane Investors LLC, (Fleet National Bank LOC), 2.520%, 2/2/2005	$9,600,000
5,240,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	5,240,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 2.430%, 2/3/2005	2,365,000
2,450,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,450,000
5,775,000		AlaTrade Foods LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,775,000
1,770,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 2.710%, 2/3/2005	1,770,000
4,085,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 2.630%, 2/3/2005	4,085,000
1,440,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 2.650%, 2/3/2005	1,440,000
3,660,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 2.710%, 2/3/2005	3,660,000
35,440,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	35,440,000
12,820,000		American Self Storage Corp., (Series 2002), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	12,820,000
7,900,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 2.680%, 2/3/2005	7,900,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by Ambac Financial Group, Inc.), 2.510%, 2/2/2005	12,000,000
4,620,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 2.560%, 2/3/2005	4,620,000
8,080,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	8,080,000
5,855,000		Baldwin County Sewer Service LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,855,000
73,000,000	[1]	Bank of New York Co., Inc., 2.570%, 2/28/2005	73,000,000
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 2.600%, 2/3/2005	4,000,000
8,930,000		Bear Creek School, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	8,930,000
18,750,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.609%, 2/3/2005	18,750,000
8,935,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 2.630%, 2/2/2005	8,935,000
5,180,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 2.650%, 2/2/2005	5,180,000
316,000,000	[1]	Blue Heron Funding III, Inc., (Series 3A), (GTD by WestLB AG (Guaranteed)), 2.588%, 3/1/2005	316,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$295,000,000	[1]	Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG (Guaranteed)), 2.574%, 2/28/2005	$295,000,000
5,205,000		Bond Holdings LP, (SouthTrust Bank LOC), 2.550%, 2/4/2005	5,205,000
1,402,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,402,790
9,205,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	9,205,000
11,500,000		Briarcliff Development Co., (Series 2002), (Federal Home Loan Bank of Topeka LOC), 2.630%, 2/3/2005	11,500,000
1,940,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,940,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,205,000
6,155,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	6,155,000
150,000,000		Calyon, Paris, 2.373% - 2.445%, 2/14/2005 - 2/23/2005	149,971,836
22,000,000		Calyon, Paris, Credit Agricole Indosues NY, 2.693%, 4/22/2005	21,997,877
68,709,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	68,709,000
588,000		Capital One Funding Corp., (Series 1994-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	588,000
1,135,000		Capital One Funding Corp., (Series 1994-D), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	1,135,000
4,217,000		Capital One Funding Corp., (Series 1995-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	4,217,000
13,128,000		Capital One Funding Corp., (Series 1995-F), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	13,128,000
3,672,000		Capital One Funding Corp., (Series 1996-H), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	3,672,000
4,292,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	4,292,000
18,636,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	18,636,000
9,735,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	9,735,000
10,866,000		Capital One Funding Corp., (Series 2001-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	10,866,000
550,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	550,000
1,555,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 2.630%, 2/3/2005	1,555,000
11,605,000		Church at Brook Hills, (SouthTrust Bank LOC), 2.830%, 2/4/2005	11,605,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$6,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	$6,825,000
4,290,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 2.750%, 2/3/2005	4,290,000
922,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	922,337
4,170,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 2.430%, 2/3/2005	4,170,000
885,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	885,000
2,025,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 2.520%, 2/2/2005	2,025,000
11,535,000		Community Centre Group of Cos., (Comerica Bank LOC), 2.660%, 2/3/2005	11,535,000
35,000,000		Cook County, IL, (Series 2002 A), 2.580%, 2/2/2005	35,000,000
6,430,000		Crane Plastics Siding LLC, (Series 2000), (J.P. Morgan Chase Bank, N.A. LOC), 2.560%, 2/3/2005	6,430,000
5,060,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	5,060,000
11,960,000		Cunat Capital Corp., (U.S. Bank, N.A. LOC), 2.580%, 2/3/2005	11,960,000
4,585,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	4,585,000
14,400,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 2.710%, 2/3/2005	14,400,000
60,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	59,997,432
2,260,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	2,260,000
3,135,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.620%, 2/2/2005	3,135,000
2,100,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 2.710%, 2/3/2005	2,100,000
6,770,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	6,770,000
6,410,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	6,410,000
6,300,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.650%, 2/3/2005	6,300,000
1,500,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 2.510%, 2/3/2005	1,500,000
14,315,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	14,315,000
15,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$20,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	$20,000,000
15,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	15,000,000
485,000		Gerken Materials, Inc., (Series 1995), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	485,000
640,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	640,000
3,140,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	3,140,000
38,500,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.570%, 2/2/2005	38,500,000
14,500,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	14,500,000
1,525,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,525,000
6,030,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	6,030,000
8,910,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 2.550%, 2/3/2005	8,910,000
215,000,000	[1]	HBOS Treasury Services PLC, 2.230%, 2/21/2005	215,000,000
351,000,000		HBOS Treasury Services PLC, 2.550%, 3/24/2005	351,000,000
5,835,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,835,000
8,695,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	8,695,000
18,330,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	18,330,000
8,540,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	8,540,000
10,550,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	10,550,000
3,615,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 2.670%, 2/3/2005	3,615,000
3,875,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 2.750%, 2/2/2005	3,875,000
5,285,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	5,285,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 2.609%, 2/3/2005	15,000,000
3,305,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.670%, 2/2/2005	3,305,000
1,995,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.670%, 2/2/2005	1,995,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,165,000	[1]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 2.650%, 2/2/2005	$5,165,000
4,970,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,970,000
46,850,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	46,850,000
4,520,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	4,520,000
490,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 2.760%, 2/3/2005	490,000
12,295,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 2.650%, 2/1/2005	12,295,000
19,355,000		Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 2.520%, 2/2/2005	19,355,000
4,795,000		Massachusetts HEFA, (Comerica Bank LOC), 2.650%, 2/3/2005	4,795,000
1,295,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 2.780%, 2/3/2005	1,295,000
5,000,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank LOC), 2.780%, 2/4/2005	5,000,000
35,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.504% - 2.530%, 2/21/2005 - 2/24/2005	35,000,000
127,000		Midwest Funding Corp., (Series 1991-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	127,000
2,014,000		Midwest Funding Corp., (Series 1992-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	2,014,000
12,570,000		Milo C. Ritton and Superior Petroleum Co., (Series 2002), (National City Bank, Pennsylvania LOC), 2.510%, 2/3/2005	12,570,000
9,220,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 2.710%, 2/3/2005	9,220,000
4,800,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	4,800,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 2.570%, 2/3/2005	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 2.550%, 2/2/2005	10,790,000
6,575,000		North American Gulf Terminals, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.760%, 2/3/2005	6,575,000
12,365,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 2.550%, 2/3/2005	12,365,000
83,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	83,800,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$8,250,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 2.710%, 2/3/2005	$8,250,000
3,859,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	3,859,000
930,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	930,000
11,055,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	11,055,000
6,100,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	6,100,000
1,045,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	1,045,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 2.550%, 2/3/2005	11,000,000
8,365,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	8,365,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 2.650%, 2/2/2005	6,650,000
15,000,000		Pitney Roads Partners LLC, (Series 2003 - A), (Fleet National Bank LOC), 2.630%, 2/3/2005	15,000,000
6,030,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 2.500%, 2/2/2005	6,030,000
2,362,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	2,362,000
1,455,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,455,000
7,200,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,200,000
7,615,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	7,615,000
9,655,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 2.520%, 2/2/2005	9,655,000
8,850,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	8,850,000
90,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	89,990,468
46,700,000		SGM Funding Corp., (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	46,700,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.550%, 2/3/2005	19,000,000
4,110,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.570%, 2/2/2005	4,110,000
2,891,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	2,891,000
16,855,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	16,855,000
50,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	49,998,632
11,865,000		Spira Millenium LLC, (Series 2001), (Fleet National Bank LOC), 2.560%, 2/3/2005	11,865,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$53,830,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	$53,830,000
4,080,000		Springfield Ltd. Partnership, (UBS AG LOC), 2.420%, 2/3/2005	4,080,000
1,350,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 2/3/2005	1,350,000
2,150,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.650%, 2/3/2005	2,150,000
14,430,000		Suffolk County, NY IDA, (Fleet National Bank LOC), 2.550%, 2/2/2005	14,430,000
70,000,000		SunTrust Bank, 2.560%, 4/4/2005	70,017,391
3,360,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	3,360,000
102,000,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	102,000,000
45,000,000	[1]	Thorn Finance S.A., (J.P. Morgan Chase Bank, N.A. Swap Agreement), 2.521%, 3/22/2005	45,000,000
515,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.570%, 2/2/2005	515,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	9,300,000
1,300,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	1,300,000
10,243,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	10,243,000
1,464,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/3/2005	1,464,000
4,830,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/3/2005	4,830,000
1,410,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 2.600%, 2/3/2005	1,410,000
735,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	735,000
876,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	876,431
263,000,000		Wells Fargo & Co., 2.440% - 2.520%, 2/2/2005 - 2/14/2005	263,000,000
11,075,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 2.660%, 2/3/2005	11,075,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.450%, 3/11/2005	25,000,000
1,665,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,665,000
10,745,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.659%, 2/3/2005	10,745,000
905,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	905,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,465,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	$5,465,000
35,420,000		World Wildlife Fund, Inc., (Series 2000 B), (Insured by Ambac Financial Group, Inc.), 2.570%, 2/3/2005	35,420,000
1,710,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,710,000
		TOTAL	3,543,498,194
		Brokerage--6.3%
240,000,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	240,001,417
103,500,000		Merrill Lynch & Co., Inc., 2.390% - 2.890%, 2/4/2005 - 4/28/2005	103,548,118
627,900,000		Morgan Stanley, 2.390% - 2.605%, 2/1/2005 - 2/28/2005	627,909,922
110,000,000		Morgan Stanley, Dean Witter (Series C), 2.600%, 2/15/2005	110,012,319
		TOTAL	1,081,471,776
		Electrical Equipment--0.4%
2,855,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.360%, 2/3/2005	2,855,000
61,233,518		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.600%, 2/7/2005	61,233,518
		TOTAL	64,088,518
		Finance - Commercial--3.4%
50,000,000	[1]	Compass Securitization LLC, 2.350%, 2/7/2005	49,999,050
41,000,000		GE Life and Annuity Assurance Co., (GTD by General Electric Capital Corp.), 2.490%, 3/1/2005	41,000,000
70,000,000		General Electric Capital Corp., 2.356%, 2/14/2005	70,015,903
276,100,000	[1]	General Electric Capital Corp., 2.520%, 2/9/2005	276,100,000
160,000,000	[1]	General Electric Capital Corp., 2.580%, 2/17/2005	160,000,000
		TOTAL	597,114,953
		Finance - Securities--6.2%
457,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.200% - 2.580%, 2/1/2005 - 3/15/2005	456,997,422
25,000,000		Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.430%, 2/15/2005	24,996,621
588,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.230% - 2.620%, 2/1/2005 - 2/25/2005	587,989,737
		TOTAL	1,069,983,780
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Government Agency--0.3%
$7,945,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 2.630%, 2/3/2005	$7,945,000
47,190,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (Federal National Mortgage Association LOC), 2.630%, 2/3/2005	47,190,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 2.630%, 2/3/2005	5,350,000
		TOTAL	60,485,000
		Insurance--5.5%
23,200,000		Albuquerque, NM, (Series 2000 A), (Insured by MBIA Insurance Corp.), 2.560%, 2/2/2005	23,200,000
85,000,000		Allstate Life Insurance Co., 2.530% - 2.540%, 2/1/2005	85,000,000
50,000,000		Hartford Life Insurance Co., 2.330% - 2.570%, 2/1/2005 - 3/1/2005	50,000,000
86,000,000		Jackson National Life Insurance Co., 2.610%, 2/22/2005	86,000,000
75,000,000	[1]	MBIA Global Funding LLC, 2.548%, 3/1/2005	75,000,000
105,000,000		Metropolitan Life Insurance Co., 2.320% - 2.700%, 2/1/2005 - 4/1/2005	105,000,000
152,000,000		Monumental Life Insurance Co., 2.500% - 2.670%, 2/1/2005 - 4/1/2005	152,000,000
123,000,000		New York Life Insurance Co., 2.500%, 3/1/2005	123,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 2.146%, 4/1/2005	125,000,000
121,000,000		Travelers Insurance Co., 2.435% - 2.649%, 2/18/2005 - 3/28/2005	121,000,000
		TOTAL	945,200,000
		TOTAL NOTES - VARIABLE	7,361,842,221
		TIME DEPOSITS--6.8%
		Banking--6.8%
190,000,000		Chase Bank USA, N.A., 2.500%, 2/1/2005	190,000,000
140,000,000		Deutsche Bank AG, 2.500%, 2/1/2005	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 2.400%, 2/1/2005	250,000,000
450,000,000		Societe Generale, Paris, 2.500%, 2/1/2005	450,000,000
145,000,000		WestLB AG (Guaranteed), 2.500%, 2/1/2005	145,000,000
		TOTAL TIME DEPOSITS	1,175,000,000
		MUTUAL FUNDS--0.8%
		Asset Management--0.8%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Nations Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
Principal Amount			Value
		REPURCHASE AGREEMENTS--10.1%
$40,000,000		Interest in $200,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.520%, dated 1/31/2005 to be repurchased at $40,002,800 on 2/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 9/15/2032, collateral market value $206,000,000	$40,000,000
65,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.320%, dated 1/31/2005 to be repurchased at $65,004,189 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/13/2005, collateral market value $127,501,052	65,000,000
245,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.400%, dated 1/31/2005 to be repurchased at $245,016,333 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $515,587,292	245,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 2.420%, dated 1/31/2005 to be repurchased at $75,005,042 on 2/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 11/15/2009, collateral market value $102,004,904	75,000,000
109,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005 to be repurchased at $109,712,209 on 4/25/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	109,000,000
450,000,000		Interest in $600,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.450%, dated 1/31/2005 to be repurchased at $450,030,625 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $612,000,000	450,000,000
250,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $250,017,083 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2005, collateral market value $918,500,655	250,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$505,933,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $505,968,415 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	$505,933,000
		TOTAL REPURCHASE AGREEMENTS	1,739,933,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	17,245,580,959
		OTHER ASSETS AND LIABILITIES - NET--0.1%	19,121,018
		TOTAL NET ASSETS--100%	$17,264,701,977
1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $4,734,757,573 which represents 27.4% of total net assets.

2 Discount rate at the time of purchase, or the coupon for interest bearing issues.

3 Floating rate note with current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	38.2%
Variable Rate Demand Instruments	51.1%
Repurchase Agreements	5.5%
Bank Instruments	5.2%
TOTAL	100.0%

At January 31, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	56.3%	Prime-1	92.6%
A-1	34.5%
A-2	8.1%	Prime-2	5.0%
Not rated by S&P	1.1%	Not rated by Moody's	2.4%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	46.8% [5]
8-30 Days	25.8%
31-90 Days	20.0%
91-180 Days	2.3%
181 Days or more	5.1%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.5% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 29.0% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--0.8%
$4,378,043		Capital One Prime Auto Receivables Trust 2004-2, Class A1, 1.687%, 7/15/2005	$4,378,043
6,678,501	[1]	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	6,678,501
24,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	24,000,000
1,610,674		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	1,610,674
9,309,964		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	9,309,964
9,170,297		WFS Financial Owner Trust 2004-4, Class A1, 2.088%, 11/17/2005	9,170,297
		TOTAL	55,147,479
		Finance - Equipment--0.2%
7,032,111	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	7,032,111
6,313,232		CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	6,313,232
		TOTAL	13,345,343
		Finance - Retail--0.6%
40,000,000		Permanent Financing (No. 6) PLC, Class A-1, 2.390%, 9/10/2005	40,000,000
		TOTAL ASSET-BACKED SECURITIES	108,492,822
		CERTIFICATES OF DEPOSIT--3.8%
		Banking--3.8%
100,000,000		Abbey National Treasury Services PLC, 1.360%, 2/3/2005	99,999,973
20,000,000		Citibank N.A., New York, 2.510%, 4/6/2005	20,000,000
45,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	44,999,444
17,500,000		Huntington National Bank, Columbus, OH, 2.020%, 3/18/2005	17,500,000
27,000,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	27,000,000
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	49,999,904
		TOTAL CERTIFICATES OF DEPOSIT	259,499,321
		COLLATERALIZED LOAN AGREEMENTS--15.5%
		Banking--6.5%
188,000,000		Credit Suisse First Boston Corp., 2.620%, 2/1/2005	188,000,000
30,000,000		Deutsche Bank Securities, Inc., 2.630%, 2/1/2005	30,000,000
132,000,000		Greenwich Capital Markets, Inc., 2.625%, 2/1/2005	132,000,000
100,000,000		IXIS Financial Products, Inc., 2.600%, 2/1/2005	100,000,000
		TOTAL	450,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--9.0%
$318,000,000		Bear Stearns Cos., Inc., 2.650%, 2/1/2005	$318,000,000
100,000,000		Citigroup Global Markets, Inc., 2.600%, 2/1/2005	100,000,000
197,000,000		Lehman Brothers Holdings, Inc., 2.650%, 2/1/2005	197,000,000
		TOTAL	615,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,065,000,000
		COMMERCIAL PAPER--11.3% [2]
		Aerospace/Auto--0.3%
23,300,000	[1]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 2.470%, 2/9/2005	23,287,211
		Banking--3.9%
52,000,000		Bank of America Corp., 2.140%, 4/6/2005	51,802,169
98,604,000	[1]	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 2.220% - 2.360%, 2/2/2005 - 2/9/2005	98,582,190
45,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.510%, 4/7/2005	44,796,063
25,000,000		KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 1.850%, 2/8/2005	24,991,007
33,000,000	[1]	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840%, 7/12/2005	32,580,863
15,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.420%, 2/15/2005	14,985,883
		TOTAL	267,738,175
		Chemicals--0.4%
28,900,000		Bayer Corp., (Bayer AG Support Agreement), 2.480%, 3/7/2005	28,832,310
		Conglomerate--0.6%
39,800,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.420%, 2/8/2005 - 2/9/2005	39,779,659
		Entertainment--1.1%
72,000,000		Walt Disney Co., 2.430%, 2/4/2005	71,985,420
		Finance - Automotive--1.5%
73,000,000		DaimlerChrysler North America Holding Corp., 2.420% - 2.700%, 2/3/2005 - 4/11/2005	72,768,098
29,695,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.010%, 3/8/2005	29,636,971
		TOTAL	102,405,069
		Finance - Commercial--0.1%
10,000,000		CIT Group, Inc., 2.100%, 3/15/2005	9,975,500
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Equipment--0.1%
$3,000,000		John Deere Bank S.A., (GTD by John Deere Capital Corp.), 2.480%, 2/15/2005	$2,997,107
4,000,000		John Deere Credit Ltd., (GTD by John Deere Capital Corp.), 2.440%, 2/8/2005	3,998,102
		TOTAL	6,995,209
		Finance - Retail--0.3%
20,000,000	[1]	Paradigm Funding LLC, 2.370%, 2/14/2005	19,982,883
		Finance - Securities--1.2%
31,100,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.110%, 3/31/2005	30,994,277
50,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.495%, 4/1/2005	49,795,549
		TOTAL	80,789,826
		Food & Beverage--0.2%
15,000,000	[1]	General Mills, Inc., 2.410%, 2/7/2005 - 2/8/2005	14,993,640
		Homebuilding--0.5%
32,218,000		Centex Corp., 2.350%, 2/1/2005	32,218,000
		Insurance--0.5%
36,000,000	[1]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.620%, 4/25/2005	35,782,540
		Machinery, Equipment, Auto--0.6%
39,550,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 2.380% - 2.460%, 2/7/2005 - 2/22/2005	39,502,813
		TOTAL COMMERCIAL PAPER	774,268,255
		CORPORATE BONDS--0.3%
		Brokerage--0.1%
5,000,000		Merrill Lynch & Co., Inc., 6.000%, 7/15/2005	5,071,082
		Transportation--0.2%
12,605,000		FedEx Corp., 2.840%, 4/1/2005	12,609,917
		TOTAL CORPORATE BONDS	17,680,999
		CORPORATE NOTES--3.0%
		Finance - Securities--2.1%
50,000,000	[1]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 1.400%, 2/9/2005	50,000,000
95,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 1.310% - 1.350%, 2/10/2005 - 2/28/2005	94,999,547
		TOTAL	144,999,547
		Food & Beverage--0.3%
22,500,000	[1]	McDonald's Corp., 4.545%, 3/7/2005	22,564,521
Principal Amount			Value
		CORPORATE NOTES--continued
		Pharmaceuticals and Healthcare--0.6%
$40,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	$40,073,085
		TOTAL CORPORATE NOTES	207,637,153
		GOVERNMENT AGENCIES--5.1%
		Government Agency--5.1%
260,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	260,000,000
33,284,000		Federal Home Loan Mortgage Corp., 3.875%, 2/15/2005	33,316,159
55,000,000		Federal National Mortgage Association, 1.360%, 2/15/2005	55,000,000
		TOTAL GOVERNMENT AGENCIES	348,316,159
		LOAN PARTICIPATIONS--0.9%
		Chemicals--0.5%
35,000,000		DuPont Teijin Films U.K. Ltd., 2.597%, 9/30/2005	35,000,000
		Electrical Equipment--0.4%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 2.520%, 5/19/2005	28,000,000
		TOTAL LOAN PARTICIPATIONS	63,000,000
		NOTES - VARIABLE--51.0% [3]
		Banking--32.2%
1,650,000		1901 4th Ave. Parking LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	1,650,000
2,465,000		AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,465,000
85,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 2.630%, 2/3/2005	85,000
2,000,000		Alexander Development I, LLC, (Series 2003), (Union Planters Bank, N.A., Memphis, TN LOC), 2.859%, 2/3/2005	2,000,000
1,800,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,800,000
3,645,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	3,645,000
4,690,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.790%, 2/2/2005	4,690,000
7,290,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	7,290,000
1,025,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,025,000
5,775,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	5,775,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$254,000,000	[1]	Blue Heron Funding III, Inc., (Series 3A), (GTD by WestLB AG (GTD)), 2.588%, 3/1/2005	$254,000,000
92,000,000	[1]	Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG (GTD)), 2.574%, 2/28/2005	92,000,000
1,760,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,760,000
1,990,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,990,000
2,699,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,699,000
3,452,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,452,000
8,570,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	8,570,000
50,000,000		Calyon, Paris, 2.373%, 2/14/2005	49,992,164
1,420,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	1,420,000
800,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	800,000
6,200,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.700%, 2/3/2005	6,200,000
5,010,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.700%, 2/2/2005	5,010,000
20,230,000		Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	20,230,000
4,200,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 2.730%, 2/3/2005	4,200,000
4,760,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 2.760%, 2/3/2005	4,760,000
4,795,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.610%, 2/3/2005	4,795,000
3,400,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,400,000
6,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	6,750,000
1,225,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,225,000
6,840,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	6,840,000
8,550,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	8,550,000
165,000,000	[1]	DePfa Bank PLC, 2.470%, 3/15/2005	165,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,165,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	$5,165,000
6,460,000		Dewberry IV LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	6,460,000
25,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	24,998,930
7,500,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 2.600%, 2/3/2005	7,500,000
3,425,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	3,425,000
3,920,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	3,920,000
3,230,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,230,000
4,284,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,284,000
8,385,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	8,385,000
2,999,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	2,999,000
6,350,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	6,350,000
3,315,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	3,315,000
1,870,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,870,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 2.600%, 2/3/2005	5,825,000
6,990,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 2.700%, 2/3/2005	6,990,000
3,235,000		Guilford Capital LLC, (Series 2002-E), (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	3,235,000
1,020,000		Guilford Capital LLC, Series 2002-D, (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	1,020,000
89,000,000	[1]	HBOS Treasury Services PLC, 2.230%, 2/21/2005	89,000,000
150,000,000		HBOS Treasury Services PLC, 2.550% - 2.610%, 2/1/2005 - 3/24/2005	150,000,000
18,165,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.590%, 2/10/2005	18,165,000
2,365,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,365,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,945,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$12,400,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	$12,400,000
4,430,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	4,430,000
17,590,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 2.710%, 2/3/2005	17,590,000
810,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	810,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,595,000
13,900,000		JFK Family Borrowing LLP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	13,900,000
6,000,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	6,000,000
7,106,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 2/4/2005	7,106,290
3,735,000		Kenwood Country Club, Inc., 5.10 (Series 1999), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	3,735,000
5,480,000		Kress Building LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	5,480,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 2.960%, 2/3/2005	4,000,000
319,000,000		MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 2.619%, 3/28/2005	319,000,000
4,105,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.940%, 2/3/2005	4,105,000
10,800,000		Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	10,800,000
3,130,000		Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	3,130,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	16,000,000
20,775,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	20,775,000
3,430,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	3,430,000
12,240,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	12,240,000
10,530,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 2.600%, 2/3/2005	10,530,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,165,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	$4,165,000
10,025,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	10,025,000
3,700,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,700,000
2,655,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 2.630%, 2/2/2005	2,655,000
4,750,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	4,750,000
18,420,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 2/3/2005	18,420,000
2,639,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,639,500
7,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 2.780%, 2/3/2005	7,000,000
5,500,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	5,500,000
8,000,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 2.730%, 2/3/2005	8,000,000
3,300,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	3,300,000
1,200,000		Room One Corp., (Series 2001), (Fulton Bank LOC), 2.980%, 2/4/2005	1,200,000
55,000,000		Royal Bank of Canada, Montreal, 2.430%, 2/10/2005	55,000,000
46,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	45,995,128
19,370,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	19,370,000
17,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	17,000,000
8,225,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	8,225,000
75,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	74,997,949
4,795,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 2.810%, 2/3/2005	4,795,000
3,965,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.760%, 2/3/2005	3,965,000
13,240,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.700%, 2/2/2005	13,240,000
7,555,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.709%, 2/3/2005	7,555,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.600%, 2/3/2005	3,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,310,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	$1,310,000
5,660,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	5,660,000
500,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	500,000
1,575,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	1,575,000
10,560,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	10,560,000
9,850,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.730%, 2/3/2005	9,850,000
4,430,000		Thomas Pipe and Steel LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,430,000
20,000,000	[1]	Thorn Finance S.A., (J.P. Morgan Chase Bank, N.A. Swap Agreement), 2.521%, 3/22/2005	20,000,000
4,975,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	4,975,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project (Series 2000), (Lasalle Bank, N.A. LOC), 2.730%, 2/2/2005	12,360,000
65,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/3/2005	65,000
2,540,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,540,000
11,740,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.730%, 2/3/2005	11,740,000
4,870,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 2.660%, 2/3/2005	4,870,000
112,000,000		Wells Fargo & Co., 2.520% - 2.640%, 2/14/2005 - 2/2/2005	112,000,000
6,870,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	6,870,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.450%, 3/11/2005	100,000,000
14,620,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	14,620,000
7,500,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.654%, 2/2/2005	7,500,000
8,375,000		York County, PA IDA, (Series 2003-B), 2.660%, 2/3/2005	8,375,000
16,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	16,300,000
		TOTAL	2,210,368,961
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Brokerage--6.0%
$85,500,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	$85,500,000
16,000,000		Merrill Lynch & Co., Inc., 2.390%, 2/4/2005	16,000,000
311,000,000		Morgan Stanley, 2.390% - 2.605%, 2/1/2005 - 2/28/2005	311,000,000
		TOTAL	412,500,000
		Finance - Commercial--3.6%
95,000,000	[2]	GE Capital Assurance Co., (GTD by General Electric Capital Corp.), 2.325% - 2.510%, 2/9/2005 - 2/10/2005	95,000,000
20,000,000		GE Life and Annuity Assurance Co., (GTD by General Electric Capital Corp.), 2.490%, 3/1/2005	20,000,000
104,000,000	[1]	General Electric Capital Corp., 2.520% - 2.580%, 2/9/2005 - 2/17/2005	104,000,000
25,000,000		General Electric Capital Corp., 2.356%, 2/14/2005	25,005,680
		TOTAL	244,005,680
		Finance - Retail--0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.036%, 2/15/2005	43,000,000
		Finance - Securities--4.6%
68,600,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.200% - 2.530%, 2/1/2005 - 2/25/2005	68,603,202
250,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.270% - 2.620%, 2/1/2005 - 2/25/2005	249,993,276
		TOTAL	318,596,478
		Insurance--4.0%
40,000,000		AEGON N.V., 2.490%, 2/14/2005	40,020,200
12,000,000		Allstate Life Insurance Co., 2.530%, 2/1/2005	12,000,000
15,000,000		Hartford Life Insurance Co., 2.330%, 2/1/2005	15,000,000
15,000,000		Jackson National Life Insurance Co., 2.610%, 2/22/2005	15,000,000
45,000,000		Metropolitan Life Insurance Co., 2.320% - 2.700%, 2/1/2005 - 4/1/2005	45,000,000
50,000,000		New York Life Insurance Co., 2.500%, 3/1/2005	50,000,000
35,000,000	[1]	Pacific Life Global Funding, 2.580%, 2/4/2005	35,001,720
65,000,000		Travelers Insurance Co., 2.509% - 2.649%, 3/3/2005 - 3/28/2005	65,000,000
		TOTAL	277,021,920
		TOTAL NOTES - VARIABLE	3,505,493,039
		TIME DEPOSIT--1.4%
		Banking--1.4%
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 2.500%, 2/1/2005	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--5.9%
$200,000,000		Interest in $200,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 2.510%, dated 1/31/2005 to be repurchased at $200,013,944 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2035, collateral market value $206,001,777	$200,000,000
104,886,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $104,893,342 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	104,886,000
25,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005 to be repurchased at $25,163,351 on 4/25/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	25,000,000
75,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $75,005,125 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2025, collateral market value $918,500,655	75,000,000
		TOTAL REPURCHASE AGREEMENTS	404,886,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	6,854,273,748
		OTHER ASSETS AND LIABILITIES - NET--0.2%	14,157,849
		TOTAL NET ASSETS--100%	$6,868,431,597

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $1,750,227,062 which represents 25.5% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

3 Current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	86.2%
Municipal Notes	13.1%
Commercial Paper	0.7%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	62.5%	Prime-1	95.2%
A-1	32.4%
A-2	0.2%	Prime-2	0.7%
Not rated by S&P	4.9%	Not rated by Moody's	4.1%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSROs than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 2.6% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At January 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	86.2%
8-30 Days	0.3%
31-90 Days	1.2%
91-180 Days	5.8%
181 Days or more	6.5%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--3.1%
$1,000,000		Alabama HFA Multi-Family Housing, (Series 2000A),Turtle Lake, Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$1,000,000
7,000,000	[2]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,000,000
500,000	[2]	Alabama State Public School & College Authority, PUTTER's (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
715,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	715,000
17,500,000		Birmingham, AL Downtown Redevelopment Authority, (2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	17,500,000
87,600,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	87,600,000
10,000,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank LIQ)	10,000,000
4,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	4,000,000
30,500,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	30,500,000
600,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	600,000
7,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-5), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)	7,000,000
7,500,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	7,500,000
6,950,000	[2]	Jefferson County, AL Sewer System, Floater Certificates (Series 20001-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,950,000
54,200,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	54,200,000
48,500,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	48,500,000
15,400,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Regions Bank, Alabama LIQ)	15,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (SouthTrust Bank LOC)	$360,000
445,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	445,000
3,000,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	3,000,000
2,600,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC)	2,600,000
2,500,000	[2]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co., Inc. LIQ)	2,500,000
9,500,000		Montgomery, AL ALAHA Special Care Facilities Financing Authority, (Series 2003-A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama LOC)	9,500,000
6,130,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank NV LIQs)	6,130,000
20,935,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(SouthTrust Bank LIQ)	20,935,000
3,198,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank LIQ)	3,198,000
		TOTAL	347,633,000
		Alaska--1.1%
4,655,000	[2]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,655,000
21,000,000	[2]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,000,000
5,455,000		Valdez, AK Marine Terminal, (Series 2003A), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	5,455,000
80,150,000		Valdez, AK Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	80,150,000
14,400,000		Valdez, AK Marine Terminal, (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	14,400,000
		TOTAL	125,660,000
		Arizona--0.9%
1,250,000		Apache County, AZ IDA, (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse First Boston LOC)	1,250,000
2,000,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	2,000,000
1,600,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--continued
$4,000,000		Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	$4,000,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	3,000,000
14,270,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	14,270,000
30,000,000	[2]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	30,000,000
2,450,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,450,000
4,890,000		Pima County, AZ IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	4,890,000
17,500,000		Pima County, AZ IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	17,500,000
1,500,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,500,000
18,400,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	18,400,000
		TOTAL	100,860,000
		Arkansas--0.1%
11,240,000		Fayetteville, AR Public Facilities Board, (Series 2002,) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC)	11,240,000
		California--13.9%
24,100,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2003C), Weekly VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	24,100,000
5,685,000		California Health Facilities Financing Authority, (Series 1998), Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,685,000
10,000,000		California Health Facilities Financing Authority, (Series 2004J), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase Bank, N.A. LOC)	10,000,000
53,800,000		California PCFA, (1996 Series C), Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	53,800,000
107,550,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	107,550,000
28,605,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ)	28,605,000
14,900,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-3), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	14,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$146,640,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-4), Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and J.P. Morgan Chase Bank, N.A. LOCs)	$146,640,000
45,425,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-5), Weekly VRDNs (Dexia Credit Local LOC)	45,425,000
66,700,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-6), Weekly VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	66,700,000
63,450,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	63,450,000
21,570,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-8), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	21,570,000
32,540,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9), Weekly VRDNs (Citibank N.A., New York LOC)	32,540,000
9,000,000		California State, (Series 2004 A-8), Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs)	9,000,000
14,500,000		California State, (Series 2004 A-10), Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs)	14,500,000
100,000,000		California State, (Series 2004 FR/RI-L27), Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)	100,000,000
182,000,000		California State, 3.00% RANs, 6/30/2005	182,928,309
77,900,000		California State, Economic Recovery Bonds (Series 2004C-10), Weekly VRDNs (California State Fiscal Recovery Fund)/(BNP Paribas SA LOC)	77,900,000
27,000,000		California State, Economic Recovery Bonds (Series 2004C-12), Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)	27,000,000
31,500,000		California State, Economic Recovery Bonds (Series 2004C-15), Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ)	31,500,000
12,530,000		California State, Economic Recovery Bonds (Series 2004C-18), Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)	12,530,000
169,005,000		California State, Economic Recovery Bonds (Series 2004C-20), Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	169,005,000
41,200,000		California Statewide Communities Development Authority, (Series 2003D), Weekly VRDNs (Kaiser Permanente)	41,200,000
28,750,000	[2]	California Statewide Communities Development Authority, (Series 2004 FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	28,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$38,500,000		California Statewide Communities Development Authority, (Series 2004J), Weekly VRDNs (Kaiser Permanente)	$38,500,000
114,975,000	[2]	California Statewide Communities Development Authority, TRANs (Series 2004 L39), Weekly VRDNs (Riverside County, CA)/(Lehman Brothers Holdings, Inc. LIQ)	114,975,000
29,470,000		Livermore, CA Capital Projects Financing Authority, 2002, Variable Rate Demand Certificates of Participation Weekly VRDNs (Livermore, CA)/(AMBAC INS)/(Dexia Credit Local LIQ)	29,470,000
8,695,000	[2]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	8,695,000
5,700,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1), Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)	5,700,000
9,000,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-5), Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)	9,000,000
2,850,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-7), Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)	2,850,000
19,995,000	[2]	Los Angeles, CA Unified School District, (Series 2002-JPMC2), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	19,995,000
26,975,000	[2]	Los Angeles, CA Unified School District, TRANS (Series 2004 FR/RI-L63), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	26,975,000
5,325,000		Orange County, CA Transportation Authority, (Series 2003-B-2), (91 Express Lanes), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local and J.P. Morgan Chase Bank, N.A. LIQs)	5,325,000
		TOTAL	1,576,763,309
		Colorado--1.2%
3,125,000		Colorado Health Facilities Authority, (Series 1998C-1) Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC)	3,125,000
16,000,000	[2]	Colorado State, TRANs (Series 2004 FR/RI-L48J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	16,000,000
1,025,000		Denver (City & County), CO, 2.60% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2005	1,025,000
100,000,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J),Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	100,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--continued
$2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	$2,800,000
7,495,000	[2]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,495,000
		TOTAL	130,445,000
		Connecticut--1.2%
13,275,000		Connecticut Development Authority Health Care Revenue, Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC)	13,275,000
1,600,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	1,600,000
7,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	7,000,000
21,000,000		Connecticut State Transportation Infrastructure Authority, Weekly VRDNs (FSA INS)/(Fleet National Bank LIQ)	21,000,000
19,045,000		Connecticut State, (2001 Series A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	19,045,000
48,160,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-1), Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ)	48,160,000
23,390,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	23,390,000
		TOTAL	133,470,000
		District of Columbia--1.8%
17,080,000		District of Columbia (Series 1985), Weekly VRDNs (American University)/(AMBAC INS)/(WestLB AG (GTD) LIQ)	17,080,000
5,660,000		District of Columbia (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)	5,660,000
5,610,000		District of Columbia (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,610,000
38,025,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	38,025,000
4,500,000		District of Columbia (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	4,500,000
20,020,000		District of Columbia (Series 2000B), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ)	20,020,000
12,135,000		District of Columbia (Series 2001C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	12,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		District of Columbia--continued
$16,850,000		District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$16,850,000
76,250,000		District of Columbia (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	76,250,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	3,575,000
		TOTAL	199,705,000
		Florida--3.4%
14,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,000,000
9,800,000		Brevard County, FL Educational Facilities Authority (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	9,800,000
10,225,000	[2]	Brevard County, FL HFA, (PT-472), Weekly VRDNs (Palm Place Apartments)/(FHLMC GTD)/(FHLMC LIQ)	10,225,000
24,600,000		Dade County, FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ)	24,600,000
6,000,000		Davie, FL (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC)	6,000,000
5,295,000	[2]	Escambia County, FL Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,295,000
9,970,000		Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	9,970,000
7,230,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2003), Daily VRDNs (St. Thomas University)/(SunTrust Bank LOC)	7,230,000
3,330,000	[2]	Florida Housing Finance Corp., (PT-481), Weekly VRDNs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	3,330,000
7,000,000	[2]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	7,000,000
575,000		Gulf Breeze, FL (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
38,230,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	38,230,000
12,380,000		Highlands County, FL Health Facilities Authority, (Series 1997-A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	12,380,000
10,000,000		Highlands County, FL Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$12,005,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC)	$12,005,000
10,900,000		Hillsborough County, FL IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	10,900,000
9,780,000		Lee County, FL IDA (Series 2002), Weekly VRDNs (Shell Point Village, FL)/ (Bank of America N.A. LOC)	9,780,000
6,925,000		Manatee County, FL HFA (1990 Series A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,925,000
23,050,000		Martin County, FL (PCR: Series 2000), Daily VRDNs (Florida Power & Light Co.)	23,050,000
10,250,000		Orange County, FL IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
10,000,000		Orange County, FL IDA (Series 2004), Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC)	10,000,000
33,600,000		Orlando & Orange County Expressway Authority, FL (Series 2003C-3), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	33,600,000
15,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-4), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	15,000,000
11,000,000		Orlando & Orange County Expressway Authority, FL (Series 2003D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	11,000,000
10,000,000		Palm Beach County, FL (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	10,000,000
9,000,000		Palm Beach County, FL (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC)	9,000,000
5,000,000		Pasco County, FL School Board, Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
4,190,000		Pinellas County, FL Health Facility Authority (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC)	4,190,000
7,450,000		Santa Rosa County, FL Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL)/(Bank of America N.A. LOC)	7,450,000
28,600,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	28,600,000
6,990,000		St. Petersburg, FL HFA (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	6,990,000
2,495,000	[2]	Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ)	2,495,000
8,720,000		Volusia County, FL Education Facility Authority (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	8,720,000
5,900,000		West Orange, FL Healthcare District (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000
		TOTAL	389,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--3.4%
$16,425,000		Atlanta, GA Downtown Development Authority (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	$16,425,000
10,000,000	[2]	Atlanta, GA Water & Wastewater, ROCs (Series 324), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	10,000,000
15,574,000		Burke County, GA Development Authority (Series A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ)	15,574,000
15,825,000		Burke County, GA Development Authority, PCRBs (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Bayerische Landesbank Girozentrale LIQ)	15,825,000
3,780,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ)	3,780,000
5,100,000		Columbus, GA Hospital Authority (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,100,000
16,500,000		Dalton, GA Development Authority (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC)	16,500,000
3,315,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,315,000
5,000,000		DeKalb County, GA Multi-Family Housing Authority (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC)	5,000,000
14,250,000		De Kalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)	14,250,000
1,360,000		Fulton County, GA Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,360,000
6,000,000		Fulton County, GA Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
36,245,000	[2]	Fulton County, GA Housing Authority, (PT-469), Weekly VRDNs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ)	36,245,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
10,500,000		Gainesville, GA Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	10,500,000
19,100,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	19,100,000
19,135,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	19,135,000
5,200,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	5,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$26,900,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$26,900,000
31,740,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	31,740,000
52,575,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	52,575,000
22,000,000	[2]	Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	22,000,000
17,290,000	[2]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	17,290,000
6,000,000		Oconee County, GA IDA (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
20,500,000		Savannah, GA EDA (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	20,500,000
		TOTAL	382,514,000
		Hawaii--0.7%
13,250,000		Hawaii State Department of Budget & Finance (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	13,250,000
9,840,000	[2]	Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,840,000
16,700,000		Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005	16,700,000
16,700,000		Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005	16,700,000
16,700,000		Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005	16,700,000
4,485,000	[2]	Honolulu, HI City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,485,000
		TOTAL	77,675,000
		Illinois--10.2%
11,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-13), 1.87% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/18/2005	14,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$14,285,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-31) Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$14,285,000
5,885,000		Channahon, IL (Series 2003C), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC)	5,885,000
3,115,000		Channahon, IL (Series 2003D), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC)	3,115,000
6,175,000	[2]	Chicago, IL Board of Education, MERLOTS (Series 2001-A64), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	6,175,000
6,200,000	[2]	Chicago, IL Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000	[2]	Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
20,000,000	[2]	Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	20,000,000
12,500,000		Chicago, IL Metropolitan Water Reclamation District (Series 2002A), Weekly VRDNs (Bank of America N.A. and Lloyds TSB Bank PLC, London LIQs)	12,500,000
16,200,000		Chicago, IL Metropolitan Water Reclamation District (Series 2002B), Weekly VRDNs (Bank of America N.A. and Lloyds TSB Bank PLC, London LIQs)	16,200,000
6,775,000	[2]	Chicago, IL Motor Fuel Tax, (PT-935), 1.20% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,775,000
5,325,000	[2]	Chicago, IL Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,325,000
138,030,000		Chicago, IL Wastewater Transmission, (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	138,030,000
4,970,000	[2]	Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,970,000
86,140,000		Chicago, IL Water Revenue, (Series 2004), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ)	86,140,000
46,000,000		Chicago, IL (Series 2003 B-1), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	46,000,000
5,020,000	[2]	Chicago, IL, CRVS Floaters (Series 2004-1), Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,020,000
7,845,000	[2]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,845,000
20,000,000	[2]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$4,640,000	[2]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	$4,640,000
6,690,000	[2]	Chicago, IL, MERLOTS (Series 2001 A33), 2.11% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	6,690,000
24,995,000	[2]	Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
2,005,000	[2]	Cook County, IL Community College District No. 508, MERLOTS (2001-A4), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	2,005,000
78,600,000		Cook County, IL (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	78,600,000
6,535,000	[2]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	6,535,000
5,685,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	5,685,000
9,750,000	[2]	DuPage County, IL, MERLOTS (Series 2000-A9), 2.15% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	9,750,000
5,810,000	[2]	DuPage County, IL, MERLOTS (Series 2001-A74), 2.15% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	5,810,000
12,575,000		Freeport, IL (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC)	12,575,000
6,820,000		Hopedale Village, IL (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(J.P. Morgan Chase Bank, N.A. LOC)	6,820,000
7,000,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (North Shore Senior Center)/(J.P. Morgan Chase Bank, N.A. LOC)	7,000,000
4,200,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,200,000
2,500,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,500,000
1,000,000		Illinois Development Finance Authority (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
2,400,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Burpee Museum of Natural History)/(J.P. Morgan Chase Bank, N.A. LOC)	2,400,000
1,900,000		Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	1,900,000
2,500,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Illinois Institute of Technology)/(Harris Trust & Savings Bank, Chicago LOC)	2,500,000
113,065,000		Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., J.P. Morgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs)	113,065,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$14,650,000		Illinois Health Facilities Authority (Series 1998B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/ (J.P. Morgan Chase Bank, N.A. LIQ)	$14,650,000
37,000,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	37,000,000
25,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	25,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	4,500,000
249,900,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)	249,900,000
5,505,000	[2]	Illinois State, (PT-1760), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	5,505,000
5,905,000	[2]	Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ)	5,905,000
11,915,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	11,915,000
8,245,000	[2]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	8,245,000
2,660,000	[2]	Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	2,660,000
6,000,000		Orland Hills, IL (Series 1985 A), Weekly VRDNs (West Haven Properties Partnership)/(Lasalle Bank, N.A. LOC)	6,000,000
4,935,000	[2]	Regional Transportation Authority, IL (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,935,000
8,890,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,890,000
10,810,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,810,000
9,935,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,935,000
3,770,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,770,000
6,265,000	[2]	University of Illinois, MERLOTS (Series 2001-A88), 2.11% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	6,265,000
		TOTAL	1,157,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--1.7%
$18,615,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/ (Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$18,615,000
4,260,000		Anderson, IN (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,260,000
10,000,000		Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC)	10,000,000
7,915,000		Franklin, IN (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC)	7,915,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 2.11% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	12,105,000
12,000,000		Indiana Development Finance Authority (Series 2004), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	12,000,000
755,000		Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation Center)/(J.P. Morgan Chase Bank, N.A. LOC)	755,000
2,500,000		Indiana Health Facility Financing Authority (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	2,500,000
8,105,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC)	8,105,000
13,835,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC)	13,835,000
5,000,000		Indiana Health Facility Financing Authority (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank, Indiana LOC)	5,000,000
10,570,000		Indiana State HFA (Series D-1), 2.25% TOBs, Mandatory Tender 12/15/2005	10,570,000
5,270,000	[2]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,270,000
36,470,000	[2]	Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193),Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns & Co., Inc. LIQ)	36,470,000
7,430,000		Indianapolis, IN (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,430,000
2,845,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,845,000
8,000,000		Lawrence, IN Economic Development Revenue Board (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$1,855,000		Linton, IN (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/ (Fifth Third Bank, Cincinnati LOC)	$1,855,000
1,915,000		St. Joseph County, IN (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC)	1,915,000
10,145,000		St. Joseph County, IN (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank, Indiana LOC)	10,145,000
4,000,000		Vigo County, IN EDA (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
6,580,000	[2]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,580,000
6,105,000		Winona Lake, IN (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank, N.A. LOC)	6,105,000
		TOTAL	196,275,000
		Iowa--0.4%
45,815,000		Iowa Finance Authority (Series 2000D), Weekly VRDNs (Trinity Healthcare Credit Group)	45,815,000
		Kentucky--0.2%
7,500,000		Jefferson County, KY (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
6,550,000		Kentucky Economic Development Finance Authority (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,550,000
11,721,500	[2]	Kentucky Turnpike Authority, Floater Certificates (2001-567), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	11,721,500
		TOTAL	25,771,500
		Louisiana--0.8%
12,490,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,490,000
17,400,000		Calcasieu Parish, LA, IDB (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	17,400,000
22,000,000	[2]	Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
3,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2004A), Weekly VRDNs (Provident Group1-NSU Properties LLC)/(Regions Bank, Alabama LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Louisiana--continued
$18,770,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	$18,770,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC)	8,000,000
4,650,000		Louisiana State University and Agricultural and Mechanical College (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,650,000
		TOTAL	94,310,000
		Maine--0.1%
10,670,000		Maine Health & Higher Educational Facilities Authority (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank NV LIQ)	10,670,000
		Maryland--1.8%
19,400,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 1.86% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/18/2005	19,400,000
900,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	900,000
3,100,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,100,000
3,500,000		Calvert County, MD EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank NV LOC)	3,500,000
5,790,000		Carroll County, MD (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	5,790,000
9,300,000		Frederick County, MD (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,300,000
4,915,000		Howard County, MD (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,915,000
2,280,000		Howard County, MD (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,280,000
12,000,000		Howard County, MD (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	12,000,000
3,000,000		Maryland IDFA (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
19,000,000		Maryland State Community Development Administration (Series 2004J), 2.05% TOBs, Mandatory Tender, 12/5/2005	19,000,000
13,710,000	[2]	Maryland State Community Development Administration, (PT-123), 2.20% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/17/2005	13,710,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$1,435,000		Maryland State Economic Development Corp., (1997 Issue) Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$1,435,000
6,300,000		Maryland State Economic Development Corp. (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	6,300,000
4,500,000		Maryland State Economic Development Corp. (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC)	4,500,000
5,400,000		Maryland State Economic Development Corp. (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC)	5,400,000
1,780,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,780,000
12,000,000		Maryland State Health & Higher Educational Facilities Authority (Series 1985A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	12,000,000
9,200,000		Maryland State Health & Higher Educational Facilities Authority (Series 1994), Weekly VRDNs (University Physicians, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,200,000
1,735,000		Maryland State Health & Higher Educational Facilities Authority (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,735,000
5,700,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,700,000
9,800,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	9,800,000
5,765,000		Maryland State Health & Higher Educational Facilities Authority (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	5,765,000
13,995,000		Maryland State Health & Higher Educational Facilities Authority (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	13,995,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC)	1,500,000
8,400,000		Maryland State Health & Higher Educational Facilities Authority (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,400,000
2,475,000		Maryland State IDFA (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	2,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$10,760,000		Montgomery County, MD EDA (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	$10,760,000
943,000		Montgomery County, MD Housing Opportunities Commission (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	943,000
2,460,000		Prince Georges County, MD (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,460,000
2,330,000		Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,330,000
		TOTAL	203,373,000
		Massachusetts--3.2%
10,000,000		Bridgewater-Raynham, MA Regional School District, 3.50% BANs, 1/26/2006	10,115,372
20,026,517		Canton, MA, 3.00% BANs, 6/3/2005	20,119,414
6,771,184	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,771,184
89,230,000		Commonwealth of Massachusetts (Series 1997-B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	89,230,000
72,300,000		Commonwealth of Massachusetts (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	72,300,000
4,000,000		Dennis-Yarmouth, MA Regional School District, 3.00% BANs, 11/15/2005	4,033,944
35,000,000		Dover-Sherborn, MA Regional School District, 3.00% BANs, 11/10/2005	35,291,750
17,500,000		King Philip, MA Regional School District, 3.00% BANs, 12/15/2005	17,620,373
15,170,000		Massachusetts HEFA (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Fleet National Bank LOC)	15,170,000
12,285,000		Massachusetts HEFA (Series E), Weekly VRDNs (Simmons College)/(AMBAC INS)/(Fleet National Bank LIQ)	12,285,000
2,450,000	[2]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,450,000
1,627,500	[2]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	1,627,500
4,400,000		Massachusetts Water Resources Authority (Series 2000C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,400,000
23,250,000	[2]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns & Co., Inc. LIQ)	23,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$30,000,000		Pembroke, MA, 3.00% BANs, 8/4/2005	$30,209,881
7,300,000		Spencer East Brookfield, MA Regional School District, 2.00% BANs, 4/15/2005	7,308,604
7,333,000		Springfield, MA, 3.00% BANs (Commonwealth of Massachusetts GTD), 7/8/2005	7,371,103
		TOTAL	359,554,125
		Michigan--3.5%
14,119,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,119,000
2,680,000	[2]	Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,680,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.35% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/8/2005	8,840,000
4,825,000	[2]	Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,825,000
14,380,000	[2]	Detroit, MI City School District, MERLOTS (Series 2000 A8), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	14,380,000
1,500,000	[2]	Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	1,500,000
3,620,000	[2]	Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,620,000
7,970,000	[2]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,970,000
14,125,000	[2]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	14,125,000
4,260,000	[2]	Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	4,260,000
10,000,000	[2]	Detroit, MI Water Supply System, MERLOTS (Series 2000D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
2,640,000	[2]	Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,640,000
1,160,000		Garden City, MI HFA (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,160,000
8,360,000	[2]	Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	8,360,000
5,000,000		Grand Rapids, MI EDR (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	5,000,000
2,100,000		Grand Rapids, MI EDR (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC)	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$6,925,000		Grand Rapids, MI Economic Development Corp. (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	$6,925,000
2,000,000		Grand Rapids, MI Economic Development Corp. (Series 1991-A), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	2,000,000
4,700,000		Grand Valley, MI State University (Series 2003), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LOC)	4,700,000
9,295,000		Huron County, MI Economic Development Corp. (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	9,295,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS (Series 2001-A120), 2.11% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	9,815,000
2,445,000		Ingham County, MI Economic Development Corp. (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,445,000
10,000,000		Jackson County, MI Hospital Finance Authority (Series 2005A), Weekly VRDNs (W.A.Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC)	10,000,000
5,995,000	[2]	Kent County, MI (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ)	5,995,000
10,000,000		Kent Hospital Finance Authority, MI (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	10,000,000
10,000,000		Kentwood, MI Public Economic Development Corp. Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
350,000		Michigan Higher Education Facilities Authority (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	350,000
10,000,000		Michigan State Building Authority (Series 3), 1.95% CP (Bank of New York LOC), Mandatory Tender 4/27/2005	10,000,000
20,000,000		Michigan State Building Authority, 2005,Multi-Modal Revenue Bonds (Series I) Weekly VRDNs (DePfa Bank PLC LIQ)	20,000,000
9,985,000	[2]	Michigan State Hospital Finance Authority, (PT-732), Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,985,000
5,000,000		Michigan State Hospital Finance Authority (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	5,000,000
4,000,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	4,000,000
5,000,000		Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,000,000
5,000,000		Michigan State Hospital Finance Authority (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$18,150,000	[2]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	$18,150,000
9,975,000		Michigan State Housing Development Authority (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC)	9,975,000
5,460,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	5,460,000
4,425,000	[2]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,425,000
100,000,000		Michigan State (Series A), 3.50% TRANs, 9/30/2005	100,974,042
3,115,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	3,115,000
2,695,000		Ottawa County, MI Economic Development Corp. (Series 1995B), Weekly VRDNs (Sunset Manor, Inc.)/(Lasalle Bank, N.A. LOC)	2,695,000
2,135,000	[2]	Rockford, MI Public Schools, Floater Certificates (Series 2002-589), Weekly VRDNs (Michigan State GTD)/(Morgan Stanley LIQ)	2,135,000
12,395,000	[2]	Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	12,395,000
2,925,000	[2]	Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,925,000
		TOTAL	398,338,042
		Minnesota--1.6%
13,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,500,000
2,900,000		Center City, MN (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	2,900,000
4,550,000		Cohasset, MN (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Lasalle Bank, N.A. LOC)	4,550,000
1,100,000		Duluth, MN (Series 1985), Weekly VRDNs (Wachovia Bank N.A. LOC)	1,100,000
2,210,000		Eden Valley, MN ISD No. 463, 3.00% TRANs (Minnesota State GTD), 8/29/2005	2,226,119
2,850,000		Glencoe-Silverlake, MN ISD No. 2859, 3.00% TRANs (Minnesota State GTD), 8/29/2005	2,870,788
1,670,000		Mahtomedi, MN ISD No. 832, 3.00% TRANs (Minnesota State GTD), 8/29/2005	1,682,181
29,125,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series B-1), 2.58% TOBs (AIG Funding, Inc.), Mandatory Tender 5/2/2005	29,125,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$6,000,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	$6,000,000
5,000,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	5,000,000
2,000,000	[2]	Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
1,465,000		Minnesota State Higher Education Facility Authority (Series 5-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	1,465,000
785,000		Minnesota State Higher Education Facility Authority (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC)	785,000
2,000,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	2,000,000
5,995,000	[2]	Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ)	5,995,000
14,810,000	[2]	Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ)	14,810,000
17,000,000	[2]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	17,000,000
3,275,000		New London-Spicer, MN ISD No. 345, 3.00% TRANs (Minnesota State GTD), 8/29/2005	3,298,888
14,600,000		North St. Paul-Maplewood, MN School District 622, 3.00% TANs (Minnesota State GTD), 8/12/2005	14,705,511
3,880,000		Olmsted County, MN (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/(Lasalle Bank, N.A. LOC)	3,880,000
3,575,000		Robbinsdale, MN (Series 2004C), Weekly VRDNs (Copperfield Hill)/(Lasalle Bank, N.A. LOC)	3,575,000
5,000,000	[2]	Rochester, MN Health Care Facility Authority (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)	5,000,000
14,000,000		Seaway Port Authority of Duluth, MN (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
10,000,000		Southern Minnesota Municipal Power Agency, 1.88% CP, Mandatory Tender 4/6/2005	10,000,000
5,165,000	[2]	Southern Minnesota Municipal Power Agency, PUTTERs (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	5,165,000
7,515,000		Spring Lake Park, MN ISD No. 16, 2.75% TRANs (Minnesota State GTD), 9/26/2005	7,563,754
590,000		University of Minnesota (Series 1999A), Weekly VRDNs	590,000
4,995,000	[2]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	4,995,000
		TOTAL	185,782,241
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--0.2%
$14,005,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	$14,005,000
9,810,000		Mississippi Business Finance Corp. (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	9,810,000
		TOTAL	23,815,000
		Missouri--1.0%
4,450,000		Kansas City, MO IDA (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	4,450,000
13,114,000		Missouri State HEFA (Series 1985B), Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)	13,114,000
79,050,000		Missouri State HEFA (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	79,050,000
17,000,000	[2]	University of Missouri, Capital Project Notes (Series 2004 FR/RI-L44), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	17,000,000
		TOTAL	113,614,000
		Multi State--2.2%
50,095,463	[2]	ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	50,095,463
30,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	30,000,000
15,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-13), Weekly VRDNs (FGIC, FSA INS) and State Street Bank and Trust Co. LIQs)	15,000,000
39,784,000	[2]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	39,784,000
3,485,000		Dallas County, AL Housing Development Corp. (Series 1999; Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(SouthTrust Bank LOC)	3,485,000
6,029,276	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,029,276
4,132,581	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 1999-2) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,132,581
6,999,014	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,999,014
33,230,283	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	33,230,283
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		MultiState--continued
$3,260,895	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2002-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	$3,260,895
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/ (FSA INS)/(WestLB AG (GTD) LIQ)	6,000,000
53,030,000	[2]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	53,030,000
		TOTAL	251,046,512
		Nebraska--0.3%
30,805,000	[2]	Omaha, NE, Municipal Securities Trust Certificates (Series 2004-213), Weekly VRDNs (Bear Stearns & Co., Inc. LIQ)	30,805,000
		Nevada--0.1%
7,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
5,500,000		Henderson, NV Public Improvement Trust (Series 1995B), Weekly VRDNs (Lincoln Pueblo Verde LP)/(Credit Suisse First Boston LOC)	5,500,000
		TOTAL	13,000,000
		New Hampshire--0.9%
17,635,000		New Hampshire Health and Education Facilities Authority (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	17,635,000
83,000,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs)	83,000,000
		TOTAL	100,635,000
		New Jersey--1.3%
11,860,000	[2]	Delaware River Port Authority, PUTTERS (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	11,860,000
7,362,500		Ewing Township, NJ, 3.25% BANs, 1/25/2006	7,425,975
5,250,000		Fort Lee, NJ, 2.75% BANs, 7/29/2005	5,280,243
3,853,702		Hightstown Borough, NJ, 2.00% BANs, 2/11/2005	3,854,169
3,110,000		Mahwah Township, NJ, 3.00% BANs, 10/21/2005	3,134,082
5,295,000	[2]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,295,000
21,605,000	[2]	New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	21,605,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$1,200,000	[2]	New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	$1,200,000
60,000,000	[2]	New Jersey State, (Series 2004 FR/RI-L56J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	60,000,000
14,370,000		Ocean City, NJ, 3.00% BANs, 10/28/2005	14,484,267
4,173,700		Spring Lake Boro, NJ, 2.25% BANs, 2/11/2005	4,174,539
7,761,430		Tewksbury Township, NJ, 3.25% BANs, 1/13/2006	7,829,523
		TOTAL	146,142,798
		New Mexico--0.3%
32,250,000	[2]	New Mexico State, (Series 2004 FR/RI-L38), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	32,250,000
		New York--15.3%
12,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT), (Series 1999-2), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
4,500,000		Albany, NY IDA (Series 2001A: Empire Commons East), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/ (Key Bank, N.A. LIQ)	4,500,000
2,500,000		Brookhaven-Comsewogue Union Free School District, NY, 2.75% BANs, 7/20/2005	2,513,092
4,000,000		Brookhaven-Comsewogue Union Free School District, NY, 2.75% TANs, 6/30/2005	4,018,467
19,018,323		Clinton County, NY, 2.75% BANs, 7/21/2005	19,118,514
2,000,000		Connetquot, NY Central School District, 3.00% TANs, 6/30/2005	2,011,654
2,500,000		Deer Park Union Free School District, NY, 2.75% TANs, 6/30/2005	2,511,953
17,500,000		East Islip, NY Union Free School District, 3.00% TANs, 6/29/2005	17,590,650
3,000,000		Harborfields, NY Central School District, 3.00% TANs, 6/29/2005	3,017,362
6,000,000		Irvington, NY Union Free School District, 2.75% TANs, 6/24/2005	6,024,259
2,144,920		Liverpool, NY Central School District, 2.75% BANs, 7/8/2005	2,154,441
15,500,000		Liverpool, NY Central School District, 2.75% RANs, 7/8/2005	15,568,805
13,590,000		Long Island Power Authority, NY (Series 2003F), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	13,590,000
20,615,000		Long Island Power Authority, NY (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. and Landesbank Baden-Wuerttemberg LOCs)	20,615,000
25,000,000		Metropolitan Transportation Authority, NY (Series 2002D-1), Weekly VRDNs (FSA INS)/(WestLB AG (GTD) LIQ)	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$21,550,000		Metropolitan Transportation Authority, NY (Series 2004 A-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)	$21,550,000
15,000,000		Metropolitan Transportation Authority, NY (Series 2004A-1), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	15,000,000
4,700,000		Metropolitan Transportation Authority, NY (Subseries 2002G-1), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	4,700,000
100,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2004D-1), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	100,000,000
77,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2004D-2), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	77,000,000
21,100,000	[2]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	21,100,000
7,880,230		Middletown, NY, 2.75% BANs, 7/15/2005	7,920,275
12,590,000		Nassau County, NY Interim Finance Authority (Series 2002A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	12,590,000
15,000,000		Nassau, NY Health Care Corp. (Series 2004C-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	15,000,000
24,235,000		New York City Trust For Cultural Resources (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	24,235,000
36,000,000		New York City, NY Housing Development Corp. (Series 2003A), 2 Gold Street, Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	36,000,000
10,000,000		New York City, NY Housing Development Corp. (Series 2004A), Weekly VRDNs (B.C.R.E.-90 West Street LLC)/(HSBC Bank USA LOC)	10,000,000
40,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	40,000,000
17,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004), Weekly VRDNs (FC Hanson Office Associates, LLC)/(Lloyds TSB Bank PLC, London LOC)	17,000,000
25,000,000		New York City, NY Municipal Water Finance Authority (Series 2003 C-2), Weekly VRDNs (Bank of Nova Scotia, Toronto and Toronto Dominion Bank LIQs)	25,000,000
60,000,000		New York City, NY Municipal Water Finance Authority (Series 6), 1.80% CP, Mandatory Tender 3/8/2005	60,000,000
6,920,000	[2]	New York City, NY Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,920,000
6,200,000		New York City, NY Transitional Finance Authority (Subseries 1999A-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	6,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$23,315,000		New York City, NY Transitional Finance Authority (Subseries 1999B-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	$23,315,000
21,000,000	[2]	New York City, NY Transitional Finance Authority (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
16,930,000	[2]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	16,930,000
50,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Series 2003-3-G), Weekly VRDNs (Bank of New York LIQ)	50,000,000
21,300,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Series 2003-3C), Weekly VRDNs (Bank of New York LIQ)	21,300,000
9,595,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	9,595,000
10,350,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003-1-B), Weekly VRDNs (Societe Generale, Paris LIQ)	10,350,000
8,880,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003-2-A), Daily VRDNs (Dexia Credit Local LIQ)	8,880,000
55,670,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003-2-B), Weekly VRDNs (Dexia Credit Local LIQ)	55,670,000
36,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003-2-C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	36,000,000
15,600,000		New York City, NY (Series 1995B-9), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	15,600,000
6,905,000		New York City, NY (Series 1995F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	6,905,000
8,120,000		New York City, NY (Series 1995F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	8,120,000
13,000,000		New York City, NY (Series 1996J-2),Weekly VRDNs (WestLB AG (GTD) LOC)	13,000,000
29,850,000		New York City, NY (Series 1996J-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	29,850,000
7,300,000		New York City, NY (Series 2004A-3), Weekly VRDNs (BNP Paribas SA LOC)	7,300,000
16,625,000		New York City, NY (Series 2003C-3), Weekly VRDNs (BNP Paribas SA LOC)	16,625,000
22,850,000		New York City, NY (Series 2004H-2), Weekly VRDNs (Bank of New York LOC)	22,850,000
17,000,000		New York City, NY (Series 2004H-3), Weekly VRDNs (Bank of New York LOC)	17,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$30,000,000	[2]	New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	$30,000,000
5,560,000	[2]	New York State Dormitory Authority (Series 2003), FR/METR-M8J, Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,560,000
7,020,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2002-A56), 1.45% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	7,020,000
136,750,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	136,750,000
71,750,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003D-2B), Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ)	71,750,000
93,875,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003F-2A), Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ)	93,875,000
9,000,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003F-2B), Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ)	9,000,000
10,205,000		New York State Energy Research & Development Authority, 1.08% TOBs (New York State Electric and Gas Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), Optional Tender 3/15/2005	10,205,000
3,670,000	[2]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ)	3,670,000
13,050,000		New York State HFA, Service Contract Revenue Bonds (2003 Series B), Weekly VRDNs (BNP Paribas SA LOC)	13,050,000
25,600,000		New York State HFA, Service Contract Revenue Bonds (2003 Series D), Weekly VRDNs (State Street Bank and Trust Co. LOC)	25,600,000
28,750,000		New York State HFA, Service Contract Revenue Bonds (2003 Series G), Weekly VRDNs (WestLB AG (GTD) LOC)	28,750,000
73,015,000		New York State Urban Development Corp. (Series 2004A-3-C), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/ (CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	73,015,000
17,000,000		Patchogue-Medford, NY Union Free School District, 3.00% TANs, 6/23/2005	17,084,490
2,500,000		Plainedge, NY Union Free School District, 3.00% TANs, 6/30/2005	2,514,053
14,375,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3), Daily VRDNs	14,375,000
10,235,000		Ramapo, NY Housing Authority (Series 1998), Weekly VRDNs (Fountainview at College Road, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	10,235,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$22,000,000		Triborough Bridge & Tunnel Authority, NY (Series 2001C), Weekly VRDNs (AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$22,000,000
27,345,000	[2]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	27,345,000
20,150,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000-B), Weekly VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg LIQ)	20,150,000
33,095,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	33,095,000
10,485,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000C), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LIQs)	10,485,000
3,000,000		Wantagh, NY Union Free School District, 2.75% TANs, 6/29/2005	3,013,244
9,960,000		Wayne, NY Central School District, 2.75% BANs, 6/23/2005	10,003,844
8,600,000		West Babylon, NY Union Free School District, 2.75% TANs, 6/29/2005	8,636,229
6,000,000		West Islip, NY Unified Free School District, 2.75% TANs, 6/29/2005	6,026,489
		TOTAL	1,733,947,821
		North Carolina--0.5%
11,895,000		Charlotte, NC Airport, Refunding Revenue Bonds (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	11,895,000
3,500,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	3,500,000
4,480,000		North Carolina Medical Care Commission (Series 1992B), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ)	4,480,000
5,865,000		North Carolina Medical Care Commission (Series 2000 A), Weekly VRDNs (United Methodist Retirement Homes)/(Wachovia Bank N.A. LOC)	5,865,000
4,210,000		North Carolina Medical Care Commission (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,210,000
4,000,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	4,000,000
3,500,000		North Carolina Medical Care Commission (Series 2004A), Weekly VRDNs (Moses H. Cone Memorial)	3,500,000
13,600,000		North Carolina State, (Series 2002C), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	13,600,000
		TOTAL	51,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--4.0%
$8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$8,338,000
6,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,500,000
1,630,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	1,630,000
8,450,000		Akron, Bath & Copley, OH Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC)	8,450,000
6,010,000		Ashland County, OH Health Care (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	6,010,000
3,650,000		Athens, OH, 2.75% BANs, 7/13/2005	3,666,391
6,495,000		Butler County Hospital (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)	6,495,000
5,500,000		Butler County, OH (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/ (U.S. Bank, N.A. LOC)	5,500,000
4,105,000	[2]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,105,000
4,860,000		Clark County, OH (Series 1999), Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	4,860,000
4,165,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,165,000
20,525,000		Cleveland, OH Airport System, Revenue Bonds (Series 2000C), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium and WestLB AG (GTD) LIQs)	20,525,000
31,655,000		Cleveland, OH Waterworks (Series 2004-M), Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ)	31,655,000
4,160,000		Cuyahoga County, OH Hospital Authority (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	4,160,000
4,410,000		Cuyahoga County, OH Hospital Authority (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,410,000
5,000,000		Cuyahoga County, OH IDA (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC)	5,000,000
4,320,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (The Renaissance)/ (Lasalle Bank, N.A. LOC)	4,320,000
4,000,000		Cuyahoga County, OH (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$13,980,000		Cuyahoga Falls, OH, 3.00% BANs, 12/15/2005	$14,068,997
4,890,000		Cuyahoga, OH Community College District (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ)	4,890,000
14,400,000		Dublin, OH City School District (Series B), 3.00% BANs, 10/13/2005	14,488,584
10,500,000		Elyria, OH, 2.00% BANs, 7/26/2005	10,517,821
3,650,000		Erie County, OH (Series 1996A), Weekly VRDNs (Providence Care Center)/(J.P. Morgan Chase Bank, N.A. LOC)	3,650,000
1,445,000		Franklin County, OH Health Care Facilities (Series 1999 B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,445,000
7,250,000		Franklin County, OH Health Care Facilities (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC)	7,250,000
4,685,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	4,685,000
4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	4,500,000
26,455,000		Franklin County, OH Revenue (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)	26,455,000
6,015,000		Geauga County, OH (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)	6,015,000
1,130,000		Genoa Village, OH (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,130,000
7,475,000		Greene County, OH Hospital Facilities Revenue Authority (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	7,475,000
5,000,000		Grove City, OH, 3.00% BANs, 12/7/2005	5,033,101
3,795,000		Hamilton County, OH Hospital Facilities Authority (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)	3,795,000
10,800,000		Hamilton County, OH Hospital Facilities Authority (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/ (J.P. Morgan Chase Bank, N.A. LOC)	10,800,000
4,393,000		Hamilton County, OH Hospital Facilities Authority (Series B), Revenue Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	4,393,000
5,430,000		Hamilton County, OH (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	5,430,000
9,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Block 3 Project)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs)	9,000,000
9,890,000		Kent State University, OH (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Bank, Belgium LIQ)	9,890,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$7,120,000		Lorain County, OH EDA, Weekly VRDNs, (Lake Ridge Academy)/(National City Bank, Ohio LOC)	$7,120,000
4,930,000		Louisville, OH (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	4,930,000
5,370,000		Louisville, OH (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,370,000
7,400,000		Lucas County, OH IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC)	7,400,000
12,545,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	12,545,000
55,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	55,000
9,000,000		Mahoning County, OH Hospital Facilities (Series B), Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	9,000,000
1,220,000		Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,220,000
3,880,000		Marysville, OH, (Series A), 3.00% BANs, 8/25/2005	3,897,198
4,625,000	[2]	Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,625,000
440,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	440,000
4,970,000		Ohio State Higher Educational Facilities Commission (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	4,970,000
5,695,000	[2]	Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
1,900,000		Ohio State University (Series 1999 B2), Weekly VRDNs	1,900,000
5,375,000	[2]	Ohio State, (Series 2002), FR/RI-L31J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
20,000,000		Oregon, OH City School District, 2.60% BANs, 7/25/2005	20,042,683
3,000,000		Port of Greater Cincinnati, OH Development Authority (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A., Lasalle Bank, N.A. and U.S. Bank, N.A. LOCs)	3,000,000
3,600,000		Richland County, OH, 2.25% BANs, 9/8/2005	3,612,744
3,300,000		Rickenbacker, OH Port Authority (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,300,000
4,955,000		Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	4,955,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$1,968,750		Ross County, OH, 2.50% BANs, 6/2/2005	$1,973,881
6,235,000		Ross County, OH, Health Care Facilities Revenue Bonds (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	6,235,000
7,780,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC)	7,780,000
14,645,000		Stow, OH (Series 2004), 2.50% BANs, 5/12/2005	14,663,972
2,310,000		Summit County, OH (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,310,000
5,970,000		Summit County, OH (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC)	5,970,000
7,000,000		University of Toledo (Series A), 3.25% BANs, 1/26/2006	7,060,478
3,935,000		Village of Holland, OH (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	3,935,000
1,050,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(J.P. Morgan Chase Bank, N.A. LOC)	1,050,000
		TOTAL	449,131,850
		Oklahoma--0.2%
4,600,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	4,600,000
3,865,000		Oklahoma Development Finance Authority (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	3,865,000
7,600,000		Oklahoma State Industries Authority (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	7,600,000
6,100,000		Tulsa County, OK Industrial Authority (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	6,100,000
		TOTAL	22,165,000
		Oregon--0.3%
2,300,000		Oregon State Housing and Community Services Department (Series 0), 2.00% BANs, 6/1/2005	2,300,000
12,900,000		Oregon State Housing and Community Services Department (Series O), 2.23% BANs, 12/1/2005	12,900,000
15,000,000	[2]	Oregon State, TANs (Series 2004 FR/RI-L73J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	15,000,000
5,500,000		Portland, OR Economic Development Revenue Board (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ)	5,500,000
		TOTAL	35,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--2.9%
$6,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,000,000
4,000,000		Adams County, PA IDA (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	4,000,000
5,295,000		Allegheny County, PA HDA (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,295,000
4,595,000		Allegheny County, PA HDA (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)	4,595,000
3,095,000		Allegheny County, PA IDA (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,095,000
2,180,000		Allegheny County, PA IDA (Series A of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,180,000
615,000		Allegheny County, PA IDA (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	615,000
7,600,000		Allegheny County, PA IDA (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	7,600,000
2,500,000		Allegheny County, PA IDA (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	2,500,000
7,730,000		Butler County, PA IDA (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	7,730,000
1,685,000		Butler County, PA IDA (Series 2000B), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	1,685,000
4,150,000		Central Bucks, PA School District (Series A of 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,150,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
5,000,000		Chester County, PA IDA (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC)	5,000,000
8,400,000		Clearfield County, PA IDA (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC)	8,400,000
5,000,000	[2]	Commonwealth of Pennsylvania (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	5,000,000
4,573,500	[2]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	4,573,500
6,000,000		Cumberland County, PA Municipal Authority (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank NV LOC)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$4,575,000		Cumberland County, PA (Series 2000), Weekly VRDNs (AMBAC INS)/ (Wachovia Bank N.A. LIQ)	$4,575,000
4,500,000		Cumberland County, PA (Series of 2001), Weekly VRDNs (AMBAC INS)/ (Wachovia Bank N.A. LIQ)	4,500,000
4,300,000		Dallastown Area School District, PA (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,300,000
10,630,000		Dauphin County, PA General Authority, Education and Health Loan Program (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	10,630,000
2,935,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank NV LOC)	2,935,000
4,555,000	[2]	Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	4,555,000
20,000,000		Doylestown Hospital Authority, PA (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	20,000,000
2,000,000		Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	2,000,000
1,600,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	1,600,000
12,895,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	12,895,000
11,700,000		Erie County, PA Hospital Authority (Series A of 2001), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank NV LOC)	11,700,000
2,550,000		Erie County, PA Hospital Authority (Series A of 2001), Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank NV LOC)	2,550,000
11,325,000		Huntingdon County, PA General Authority (Series A), Weekly VRDNs (Juniata College)/(PNC Bank, N.A. LOC)	11,325,000
900,000		Lawrence County, PA IDA (Series 2001A), Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC)	900,000
2,462,000		Lawrence County, PA IDA (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	2,462,000
4,895,000		Lebanon County, PA Health Facilities Authority (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,895,000
6,710,000		Lehigh County, PA General Purpose Authority (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	6,710,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$5,500,000		Luzerne County, PA (Series 2004), Weekly VRDNs (PNC Bank, N.A. LOC)	$5,500,000
8,200,000		Mercersburg Borough, PA General Purpose Authority (Series A of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	8,200,000
7,000,000		Mercersburg Borough, PA General Purpose Authority (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	7,000,000
10,000,000		Montgomery County, PA IDA, PCR (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC)	10,000,000
1,100,000		Pennsylvania EDFA (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,100,000
8,200,000		Pennsylvania State Higher Education Facilities Authority (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC)	8,200,000
7,600,000		Pennsylvania State Higher Education Facilities Authority (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	7,600,000
2,000,000		Pennsylvania State Higher Education Facilities Authority (Series I-2), Weekly VRDNs (Mercyhurst College)/(PNC Bank, N.A. LOC)	2,000,000
2,100,000		Pennsylvania State Higher Education Facilities Authority (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,100,000
9,300,000		Pennsylvania State Higher Education Facilities Authority (Series J1), Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)	9,300,000
6,980,000	[2]	Pennsylvania State Higher Education Facilities Authority ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,980,000
1,000,000		Pennsylvania State University (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	1,000,000
4,000,000		Philadelphia, PA Authority for Industrial Development (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	4,000,000
53,300,000		Philadelphia, PA School District, 3.00% TRANs, 6/30/2005	53,597,588
8,300,000	[2]	Pittsburgh, PA, SG-71 Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
2,765,000		Washington County, PA IDA (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	2,765,000
4,000,000		Westmoreland County, PA IDA (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000
		TOTAL	333,033,088
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--0.6%
$22,133,500	[2]	Commonwealth of Puerto Rico (Series 2002-746D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$22,133,500
25,635,000	[2]	Commonwealth of Puerto Rico, PUTTERS (Series 349), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	25,637,216
13,325,000	[2]	Puerto Rico Public Finance Corp. (Series 2004-911), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)	13,325,000
1,995,000	[2]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co., Inc. LIQ)	1,995,000
		TOTAL	63,090,716
		South Carolina--0.6%
5,935,000	[2]	Berkeley County, SC School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,935,000
4,905,000	[2]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,905,000
39,195,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	39,195,000
5,000,000		South Carolina Jobs-EDA (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
9,887,500	[2]	South Carolina State Public Service Authority, MERLOTS (Series 2004-B6), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	9,887,500
6,500,000	[2]	South Carolina State Public Service Authority, MERLOTS (Series 2000L), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
		TOTAL	71,422,500
		Tennessee--1.9%
13,071,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
14,610,000		Chattanooga, TN HEFA, Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	14,610,000
7,000,000		Chattanooga, TN HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,000,000
9,005,000		Chattanooga, TN HEFA (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,005,000
4,100,000		Chattanooga, TN IDB (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--continued
$17,475,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series 2000 GG), 2.11% TOBs (Mountain States Health Alliance)/ (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	$17,475,000
22,000,000		Hendersonville, TN IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	22,000,000
7,200,000		Jackson County, TN IDB (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,200,000
6,600,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,600,000
11,570,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	11,570,000
1,725,000		Knox County, TN IDB (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	1,725,000
8,510,000		Memphis, TN Center City Revenue Finance Corp. (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,510,000
775,000		Memphis, TN (Series 1995A), Weekly VRDNs (WestLB AG (GTD) LIQ)	775,000
800,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1996), Weekly VRDNs (Dede Wallace Center)/ (SunTrust Bank LOC)	800,000
6,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,500,000
8,075,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/ (SunTrust Bank LOC)	8,075,000
17,000,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2004), Weekly VRDNs (Nashville Symphony Association)/(Bank of America N.A. LOC)	17,000,000
295,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	295,000
4,200,000		Sevier County, TN Public Building Authority (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank NV LIQ)	4,200,000
2,840,000		Sevier County, TN Public Building Authority (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank NV LIQ)	2,840,000
8,170,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank NV LIQ)	8,170,000
5,000,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005	5,035,763
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--continued
$11,545,000	[2]	Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	$11,545,000
895,000		Washington County, TN IDB (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	895,000
24,500,000		Wilson County, TN Sports Authority (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC)	24,500,000
		TOTAL	213,496,763
		Texas--7.4%
20,996,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19) Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,996,000
5,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,500,000
16,745,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), 1.10% TOBs (Lake Travis, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 2/15/2005	16,745,000
10,890,000	[2]	Aldine, TX ISD (Series 1997), SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
13,855,000	[2]	Austin, TX Electric Utility System (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	13,855,000
6,415,000	[2]	Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,415,000
10,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	10,000,000
14,560,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 1.60% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/10/2005	14,560,000
10,000,000		Crawford, TX Education Facilities Corp. (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC)	10,000,000
17,785,000	[2]	Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ)	17,785,000
400,000		Grapevine, TX, IDC (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
89,950,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	89,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$7,800,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank, N.A. LOC)	$7,800,000
25,425,000	[2]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	25,425,000
12,000,000	[2]	Houston, TX Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
3,240,000	[2]	Houston, TX Combined Utility System, MERLOTS (Series 2004 C-17), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,240,000
10,270,000		Houston, TX Higher Education Finance Corp. (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,270,000
19,435,000	[2]	Houston, TX ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	19,435,000
15,315,000	[2]	Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	15,315,000
2,665,000	[2]	Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,665,000
11,315,000		Kendall County, TX Health Facilities Development Corp. (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	11,315,000
8,560,000	[2]	McKinney, TX ISD, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	8,560,000
5,175,000	[2]	North East, TX ISD, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,175,000
970,000		North Richland Hills, TX IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	970,000
7,500,000		Richmond, TX Higher Education Finance Corp. (Series 2003-A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	7,500,000
10,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.60% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/10/2005	10,000,000
5,400,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A12), 1.13% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/23/2005	5,400,000
45,000,000		San Antonio, TX Electric & Gas System (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ)	45,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$40,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series 2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005	$40,000,000
5,850,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2001 A10), 1.45% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	5,850,000
82,500,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	82,500,000
11,100,000	[2]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	11,100,000
7,495,000	[2]	San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,495,000
7,935,000	[2]	San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,935,000
8,030,000		Tarrant County, TX HFA (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,030,000
6,580,000	[2]	Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,580,000
11,510,000	[2]	Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,510,000
100,000,000		Texas State (Series 2004), 3.00% TRANs, 8/31/2005	100,796,336
120,000,000	[2]	Texas State, TRANs (Series 2004), FR/RI-L60J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	120,000,000
6,000,000	[2]	Texas Turnpike Authority, ROCS (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	6,000,000
19,500,000		Waco, TX Education Finance Corp. (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	19,500,000
		TOTAL	839,462,336
		Utah--0.4%
5,500,000		Murray City, UT (Series 2003A), Weekly VRDNs (IHC Health Services, Inc.)	5,500,000
37,000,000		Murray City, UT (Series 2003B), Weekly VRDNs (IHC Health Services, Inc.)	37,000,000
2,490,000	[2]	Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,490,000
		TOTAL	44,990,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Vermont--0.0%
$95,000		Vermont Educational and Health Buildings Financing Agency (Series 1995A), Weekly VRDNs (Key Bank, N.A. LOC)	$95,000
		Virginia--1.6%
10,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	10,500,000
4,195,000		Albemarle County, VA IDA (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	4,195,000
4,385,000		Alexandria, VA IDA (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	4,385,000
2,860,000		Arlington County, VA (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	2,860,000
3,340,000		Fairfax County, VA EDA (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	3,340,000
1,335,000		Fairfax County, VA EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	1,335,000
13,845,000		Fairfax County, VA EDA (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	13,845,000
810,000		Fauquier County, VA IDA,Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	810,000
3,335,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,335,000
3,630,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	3,630,000
5,000,000		Henrico County, VA EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)	5,000,000
2,500,000		Henrico County, VA EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)	2,500,000
16,800,000	[2]	Henrico County, VA IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ)	16,800,000
2,000,000		James City County, VA IDA (Series 1997), Weekly VRDNs (Riverside Health System)	2,000,000
64,805,000		Loudoun County, VA IDA (Series 2003B), Weekly VRDNs (Howard Hughes Medical Institute)	64,805,000
15,575,000		Loudoun County, VA IDA (Series 2003C), Daily VRDNs (Howard Hughes Medical Institute)	15,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--continued
$6,500,000		Spotsylvania County, VA IDA (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	$6,500,000
15,450,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	15,450,000
1,220,000	[2]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	1,220,000
		TOTAL	178,085,000
		Washington--1.6%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12, Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
5,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	8,680,000
4,170,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), 1.80% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/13/2005	4,170,000
16,230,000	[2]	Energy Northwest, WA, (PT-615), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs)	16,230,000
8,500,000	[2]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,500,000
12,450,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	12,450,000
9,425,000	[2]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,425,000
5,455,000	[2]	Energy Northwest, WA, ROCS (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,455,000
10,000,000	[2]	King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Bank of America N.A. LOC)	2,200,000
20,895,000	[2]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	20,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$5,310,000	[2]	Seattle, WA Water System, ROCS (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$5,310,000
3,480,000	[2]	Spokane, WA School District No. 081, ROCS (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,480,000
7,490,000	[2]	Washington State, (PT-1782), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,490,000
34,860,000	[2]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns & Co., Inc. LIQ)	34,860,000
2,055,000	[2]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,055,000
5,170,000	[2]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000	[2]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	3,765,000
		TOTAL	181,092,000
		West Virginia--0.1%
6,265,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,265,000
1,300,000	[2]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,300,000
		TOTAL	7,565,000
		Wisconsin--1.6%
19,200,000		Appleton, WI Area School District, 2.75% TRANs, 9/30/2005	19,325,834
22,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	22,000,000
6,500,000		Kettle Moraine, WI School District, 2.75% TRANs, 9/6/2005	6,542,586
11,000,000		Menomonee Falls, WI School District, 2.75% TRANs, 8/24/2005	11,058,109
5,750,000		Milwaukee, WI (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC)	5,750,000
17,000,000	[2]	Milwaukee, WI, RANs (Series 2004 FR/RI-L65), Weekly VRDNs (Milwaukee, WI Public Schools)/(Lehman Brothers Holdings, Inc. LIQ)	17,000,000
5,000,000		Northland Pines, WI School District, 2.50% TRANs, 10/7/2005	5,025,362
46,400,000		Racine County, WI School District, 6.00% TRANs, 7/12/2005	47,216,578
2,750,000		St. Croix, WI Central School District, 2.75% BANs, 8/1/2005	2,756,266
7,000,000	[2]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,000,000
1,760,000		Wisconsin State HEFA (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$2,475,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank, N.A. LOC)	$2,475,000
6,500,000		Wisconsin State HEFA (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	6,500,000
21,590,000	[2]	Wisconsin State HEFA, MERLOTS (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,590,000
		TOTAL	175,999,735
		Wyoming--0.2%
8,190,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	8,190,000
755,000		Douglas, WY, 2.15% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC) 6/1/2005	755,000
12,900,000		Sweetwater County, WY, PCRB (Series 1990A), Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC)	12,900,000
		TOTAL	21,845,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	11,286,049,336
		OTHER ASSETS AND LIABILITIES - NET--0.2%	28,199,454
		TOTAL NET ASSETS--100%	$11,314,248,790

At January 31, 2005, the fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $2,889,259,412 which represents 25.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CRVS	---Custodial Residual and Variable Securities
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Inc.
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municiipal Exempt Receipts -- Liquidity Optional Tender Series
PCRB(s)	--Pollution Control Revenue Bond(s)
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPs	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	85.9%
U.S. Treasury Securities	14.1%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	77.7%
8-30 Days	7.1%
31-90 Days	9.5%
91-180 Days	5.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY BILLS--11.8% [1]
$128,000,000		United States Treasury Bills, 1.725%, 2/17/2005	$127,901,876
165,580,000		United States Treasury Bills, 1.745% - 1.751%, 2/24/2005	165,395,046
123,000,000		United States Treasury Bills, 1.880%, 3/3/2005	122,807,300
81,500,000		United States Treasury Bills, 1.885%, 3/24/2005	81,282,361
190,000,000		United States Treasury Bills, 1.945% - 2.160%, 3/31/2005	189,394,605
141,500,000		United States Treasury Bills, 2.055% - 2.080%, 4/28/2005	140,801,740
81,000,000		United States Treasury Bills, 2.140%, 5/5/2005	80,552,205
81,000,000		United States Treasury Bills, 2.250%, 5/12/2005	80,493,750
148,000,000		United States Treasury Bills, 2.400%, 6/16/2005	146,668,000
125,000,000		United States Treasury Bills, 2.590%, 7/14/2005	123,534,132
84,000,000		United States Treasury Bills, 2.605%, 7/21/2005	82,966,683
86,000,000		United States Treasury Bills, 2.615%, 7/28/2005	84,894,291
		TOTAL	1,426,691,989
		U.S. TREASURY NOTES--2.3%
84,000,000		United States Treasury Notes, 1.125%, 6/30/2005	83,504,983
155,000,000		United States Treasury Notes, 1.625%, 3/31/2005	155,072,187
39,500,000		United States Treasury Notes, 1.625%, 4/30/2005	39,497,768
		TOTAL	278,074,938
		TOTAL U.S. TREASURY	1,704,766,927
		REPURCHASE AGREEMENTS--86.0%
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 2.470%, dated 1/31/2005 to be repurchased at $1,000,068,611 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,020,071,040	1,000,000,000
1,155,577,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $1,155,656,285 on 2/1/2005, collateralized by U.S Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,698	1,155,577,000
750,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 2.470%, dated 1/31/2005 to be repurchased at $750,051,458 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $766,240,525	750,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,376,000,000		Interest in $1,750,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.470%, dated 1/31/2005 to be repurchased at $1,376,094,409 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,785,000,566	$1,376,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 2.470%, dated 1/31/2005 to be repurchased at $100,006,861 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2022, collateral market value $102,002,562	100,000,000
578,000,000	[2]	Interest in $670,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.140%, dated 11/10/2004 to be repurchased at $581,092,300 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $683,400,287	578,000,000
415,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.340%, dated 12/13/2004 to be repurchased at $416,564,550 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $510,000,305	415,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.360%, dated 1/31/2005 to be repurchased at $90,005,900 on 2/1/2005, collateralized by a U.S. Treasury Obligation with a maturity of 1/15/2010, collateral market value $102,007,264	90,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.460%, dated 1/31/2005 to be repurchased at $1,000,068,333 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,020,070,398	1,000,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 2.490%, dated 1/31/2005 to be repurchased at $500,034,583 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030, collateral market value $510,006,068	500,000,000
1,376,000,000		Interest in $1,750,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.470%, dated 1/31/2005 to be repurchased at $1,376,094,409 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,785,002,084	1,376,000,000
550,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $550,037,583 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $918,500,654	550,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$225,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.400%, dated 1/31/2005 to be repurchased at $225,015,000 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $515,587,291	$225,000,000
126,628,000		Interest in $136,628,000 joint repurchase agreement with UBS Securities LLC, 2.370%, dated 1/31/2005 to be repurchased at $126,636,336 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012, collateral market value $139,363,486	126,628,000
1,126,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 2.470%, dated 1/31/2005 to be repurchased at $1,126,077,256 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,530,003,708	1,126,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	10,368,205,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	12,072,971,927
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(9,281,895)
		TOTAL NET ASSETS--100%	$12,063,690,032

1 Discount rate at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2005 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$4,500,757,000	$--	$--
Investments in securities	3,875,595,134	2,880,553,416	2,874,252,578
Total Investments in securities, at amortized cost and value	8,376,352,134	2,880,553,416	2,874,252,578
Cash	12,358	4,665,934	456,727
Income receivable	13,587,149	3,129,645	10,028,586
Receivable for shares sold	1,581,984	4,430	462,369
TOTAL ASSETS	8,391,533,625	2,888,353,425	2,885,200,260
Liabilities:
Payable for investments purchased	79,934,744	--	--
Payable for shares redeemed	2,393,173	903	1,088,584
Payable for Directors'/Trustees' fees	--	146
Payable for distribution services fee (Note 5)	5,684	--	--
Payable for shareholder services fee (Note 5)	631,769	383,363	129,898
Income distribution payable	6,245,058	3,368,998	1,028,216
Accrued expenses	94,070	61,649	29,410
TOTAL LIABILITIES	89,304,498	3,815,059	2,276,108
TOTAL NET ASSETS	$8,302,229,127	$2,884,538,366	$2,882,924,152
Net Assets Consist of:
Paid-in capital	$8,302,162,439	$2,884,541,306	$2,882,976,387
Accumulated net realized loss on investments	--	--	(50,175)
Undistributed (distributions in excess of) net investment income	66,688	(2,940)	(2,060)
TOTAL NET ASSETS	$8,302,229,127	$2,884,538,366	$2,882,924,152

Statements of Assets and Liabilities-continued

January 31, 2005 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Net Assets:
Institutional Shares	$5,013,509,451	$1,136,155,007	$2,124,432,497
Institutional Service Shares	3,263,947,301	1,748,383,359	472,420,467
Institutional Capital Shares	100	--	286,071,188
Trust Shares	24,772,275	--	--
TOTAL NET ASSETS	$8,302,229,127	$2,884,538,366	$2,882,924,152
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,013,439,113	1,136,181,466	2,124,481,470
Institutional Service Shares	3,263,951,549	1,748,359,840	472,426,326
Institutional Capital Shares	100	--	286,068,590
Trust Shares	24,771,677	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$ 1.00	$1.00
Institutional Service Shares	$1.00	$ 1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2005 (unaudited)

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$584,626,000	$1,739,933,000	$404,886,000
Investments in securities	6,698,361,887	15,505,647,959	6,449,387,748
Total investments in securities, at amortized cost and value	7,282,987,887	17,245,580,959	6,854,273,748
Cash	--	1,009,054	--
Income receivable	16,202,962	37,368,198	18,083,210
Receivable for shares sold	1,048,759	636,282	1,367,741
TOTAL ASSETS	7,300,239,608	17,284,594,493	6,873,724,699
Liabilities:
Payable for shares redeemed	107,482	1,444,089	--
Payable for account administration fee (Note 5)	--	6,600	--
Payable for transfer and dividend disbursing agent fees and expenses	--	--	189,671
Payable for Directors'/Trustees' fees	--	378	--
Payable for distribution services fee (Note 5)	--	6,600	--
Payable for shareholder services fee (Note 5)	402,015	972,547	367,995
Payable to bank	469,460	--	973,346
Income distribution payable	6,774,247	17,182,118	3,718,068
Accrued expenses	242,425	280,184	44,022
TOTAL LIABILITIES	7,995,629	19,892,516	5,293,102
TOTAL NET ASSETS	$7,292,243,979	$17,264,701,977	$6,868,431,597
Net Assets Consist of:
Paid-in capital	$7,292,267,550	$17,264,724,141	$6,868,364,347
Accumulated net realized loss on investments	--	(20,783)	--
Undistributed (distributions in excess of) net investment income	(23,571)	(1,381)	67,250
TOTAL NET ASSETS	$7,292,243,979	$17,264,701,977	$6,868,431,597

Statements of Assets and Liabilities-continued

January 31, 2005 (unaudited)

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Net Assets:
Institutional Shares	$5,104,541,482	$12,880,433,931	$4,546,363,539
Institutional Service Shares	1,615,104,128	4,351,909,331	1,302,427,082
Institutional Capital Shares	572,598,369	--	1,019,640,976
Trust Shares	--	32,358,715	--
TOTAL NET ASSETS	$7,292,243,979	$17,264,701,977	$6,868,431,597
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,104,487,183	12,880,374,367	4,546,366,164
Institutional Service Shares	1,615,216,908	4,351,990,698	1,302,399,299
Institutional Capital Shares	572,583,216	--	1,019,598,884
Trust Shares	--	32,358,531	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	--	$1.00	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2005 (unaudited)

	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$--	$10,368,205,000
Investments in securities	11,286,049,336	1,704,766,927
Total investments in securities, at amortized cost and value	11,286,049,336	12,072,971,927
Cash	--	186
Income receivable	35,430,690	5,853,344
Receivable for investments sold	--	--
Receivable for shares sold	499,566	--
TOTAL ASSETS	11,321,979,592	12,078,825,457
Liabilities:
Payable for shares redeemed	495,721	774,113
Payable to bank	4,930	--
Payable for distribution services fee (Note 5)	--	96,399
Payable for shareholder services fee (Note 5)	422,837	1,145,875
Income distribution payable	6,778,753	12,905,799
Accrued expenses	28,561	213,239
TOTAL LIABILITIES	7,730,802	15,135,425
TOTAL NET ASSETS	11,314,248,790	12,063,690,032
Net Assets Consist of:
Paid-in capital	$11,314,552,201	$12,063,724,092
Accumulated net realized loss on investments	(309,822)	--
Undistributed (distributions in excess of) net investment income	6,411	(34,060)
TOTAL NET ASSETS	$11,314,248,790	$12,063,690,032
Net Assets:
Institutional Shares	$9,372,059,235	$5,778,797,388
Institutional Service Shares	1,942,189,555	5,157,756,911
Institutional Capital Shares	--	690,810,536
Trust Shares	--	436,325,197
TOTAL NET ASSETS	$11,314,248,790	$12,063,690,032

Statements of Assets and Liabilities-continued

January 31, 2005 (unaudited)

	Tax-Free Obligations Fund	Treasury Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	$9,372,646,953	$5,778,622,301
Institutional Service Shares	1,941,924,659	5,157,919,915
Institutional Capital Shares	--	690,849,015
Trust Shares	--	436,332,861
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00
Institutional Capital Shares	--	$1.00
Trust Shares	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2005 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Muncipal Obligations Fund
Investment Income:
Interest	$78,343,051	$27,038,360	$24,810,339
Expenses:
Investment adviser fee (Note 5)	8,420,458	2,940,437	3,047,765
Administrative personnel and services fee (Note 5)	3,380,814	1,180,585	1,223,678
Account administration fee--Trust Shares (Note 5)	34,636	--	--
Custodian fees	183,040	64,371	65,009
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	64,028	10,975	39,437
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	36,009	17,189	6,916
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares	--	--	34,767
Transfer and dividend disbursing agent fees and expenses--Trust Shares	333	--	--
Directors'/Trustees' fees	30,152	11,322	12,747
Auditing fees	7,126	7,126	7,472
Legal fees	3,919	3,351	8,377
Portfolio accounting fees	94,749	88,681	98,948
Distribution services fee--Trust Shares (Note 5)	34,636	--	--
Shareholder services fee--Institutional Shares (Note 5)	6,714,153	1,435,626	--
Shareholder services fee--Institutional Service Shares (Note 5)	3,776,784	2,239,919	510,068
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	370,993
Share registration costs	30,606	18,848	34,598
Printing and postage	18,983	7,126	8,386
Insurance premiums	30,145	14,070	11,555
Miscellaneous	30,644	15,910	5,072
TOTAL EXPENSES	22,891,215	8,055,536	5,485,788

Statements of Operations-continued

Six Months Ended January 31, 2005 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Muncipal Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	$(3,531,628)	$(1,307,234)	$(1,700,094)
Waiver of administrative personnel and services fee	(172,619)	(60,279)	(62,479)
Waiver of shareholder services fee--Institutional Shares	(6,714,153)	(1,435,626)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(222,596)
TOTAL WAIVERS	(10,418,400)	(2,803,139)	(1,985,169)
Net expenses	12,472,815	5,252,397	3,500,619
Net investment income	65,870,236	21,785,963	21,309,720
Net realized loss on investments	--	--	(1,288)
Change in net assets resulting from operations	$65,870,236	$21,785,963	$21,308,432

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2005 (unaudited)

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$87,170,806	$184,313,798	$91,578,876
Expenses:
Investment adviser fee (Note 5)	9,473,861	19,668,959	9,914,261
Administrative personnel and services fee (Note 5)	3,803,755	7,897,087	3,980,576
Account administration fee--Trust Shares (Note 5)	--	45,086	--
Custodian fees	261,288	476,169	295,263
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	75,655	159,656	71,948
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	20,517	51,776	15,067
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares	68,478	--	111,401
Transfer and dividend disbursing agent fees and expenses--Trust Shares	--	392	---
Directors'/Trustees' fees	54,010	83,695	43,352
Auditing fees	7,210	7,126	7,126
Legal fees	4,952	6,100	4,686
Portfolio accounting fees	94,749	94,749	94,693
Distribution services fee--Trust Shares (Note 5)	--	45,086	--
Shareholder services fee--Institutional Shares (Note 5)	--	18,554,826	--
Shareholder services fee--Institutional Service Shares (Note 5)	2,348,520	5,986,287	1,798,154
Shareholder services fee--Institutional Capital Shares (Note 5)	770,931	--	1,260,324
Share registration costs	35,645	33,030	35,242
Printing and postage	16,475	26,661	15,422
Insurance premiums	44,497	75,760	41,746
Miscellaneous	38,541	60,316	28,396
TOTAL EXPENSES	17,119,084	53,272,761	17,717,657

Statements of Operations-continued

Six Months Ended January 31, 2005 (unaudited)

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	$(4,985,160)	$(8,087,414)	$(5,866,128)
Waiver of administrative personnel and services fee	(194,214)	(403,214)	(203,242)
Waiver of shareholder services fee--Institutional Shares	--	(18,554,826)	--
Waiver of shareholder services fee--Institutional Capital Shares	(462,559)	--	(756,194)
TOTAL WAIVERS	(5,641,933)	(27,045,454)	(6,825,564)
Net expenses	11,477,151	26,227,307	10,892,093
Net investment income	75,693,655	158,086,491	80,686,783
Net realized gain on investments	--	5,651	--
Change in net assets resulting from operations	$75,693,655	$158,092,142	$80,686,783
See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2005 (unaudited)

	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$80,920,209	$107,588,313
Expenses:
Investment adviser fee (Note 5)	10,100,099	12,063,957
Administrative personnel and services fee (Note 5)	4,055,190	4,843,679
Account administration fee--Trust Shares (Note 5)	--	554,082
Custodian fees	198,670	256,536
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	36,658	39,170
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	8,467	33,352
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares	--	4,702
Transfer and dividend disbursing agent fees and expenses--Trust Shares	--	2,956
Directors'/Trustees' fees	29,635	38,624
Auditing fees	7,129	6,875
Legal fees	15,342	4,422
Portfolio accounting fees	86,520	100,724
Distribution services fee--Trust Shares (Note 5)	--	554,082
Shareholder services fee--Institutional Shares (Note 5)	10,272,433	7,357,552
Shareholder services fee--Institutional Service Shares (Note 5)	2,352,691	6,273,934
Shareholder services fee--Institutional Capital Shares (Note 5)	--	894,379
Share registration costs	24,616	33,304
Printing and postage	13,340	21,428
Insurance premiums	27,725	39,528
Miscellaneous	18,727	32,983
TOTAL EXPENSES	27,247,242	33,156,269
Waivers (Note 5):
Waiver of investment adviser fee	(4,162,500)	(4,915,405)
Waiver of administrative personnel and services fee	(207,052)	(247,311)
Waiver of shareholder services fee--Institutional Shares	(10,272,433)	(7,357,552)
Waiver of shareholder services fee--Institutional Capital Shares	--	(536,627)
TOTAL WAIVERS	(14,641,985)	(13,056,895)
Net expenses	12,605,257	20,099,374
Net investment income	68,314,952	87,488,939
Net realized (loss) on investments	(185,182)	--
Change in net assets resulting from operations	$68,129,770	$87,488,939

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$65,870,236	$71,238,127	$21,785,963	$24,266,563
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(44,324,013)	(49,498,177)	(9,383,136)	(12,471,302)
Institutional Service Shares	(21,363,293)	(21,514,103)	(12,406,110)	(11,796,663)
Trust Shares	(160,279)	(149,135)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,847,585)	(71,161,415)	(21,789,246)	(24,267,965)
Share Transactions:
Proceeds from sale of shares	41,521,408,627	79,184,941,730	4,599,689,819	8,351,660,724
Net asset value of shares issued to shareholders in payment of distributions declared	33,339,290	34,668,608	6,273,770	5,495,391
Cost of shares redeemed	(41,450,450,675)	(80,838,568,606)	(4,637,917,299)	(8,958,899,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	104,297,244	(1,618,958,268)	(31,953,710)	(601,743,865)
Change in net assets	104,319,895	(1,618,881,556)	(31,956,993)	(601,745,267)
Net Assets:
Beginning of period	8,197,909,232	9,816,790,788	2,916,495,359	3,518,240,626
End of period	$8,302,229,127	$8,197,909,232	$2,884,538,366	$2,916,495,359
Undistributed (distributions in excess of) net investment income	$66,688	$44,037	$(2,940)	$343

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,309,720	$24,727,167	$75,693,655	$124,386,221
Net realized gain (loss) on investments	(1,288)	(48,887)	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,308,432	24,678,280	75,693,655	124,386,221
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(16,836,644)	(20,149,315)	(57,525,322)	(104,764,640)
Institutional Service Shares	(2,468,596)	(2,430,816)	(13,332,209)	(13,682,686)
Institutional Capital Shares	(2,010,079)	(2,146,946)	(4,812,166)	(5,933,205)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,315,319)	(24,727,077)	(75,669,697)	(124,380,531)

Statements of Changes in Net Assets-contnued

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Share Transactions:
Proceeds from sale of shares	$16,502,796,540	$28,818,600,846	$38,857,830,292	$122,483,904,811
Net asset value of shares issued to shareholders in payment of distributions declared	14,978,912	16,537,461	35,150,381	52,592,343
Cost of shares redeemed	(16,408,251,919)	(28,350,512,524)	(42,865,824,327)	(123,909,013,478)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	109,523,533	484,625,783	(3,972,843,654)	(1,372,516,324)
Change in net assets	109,516,646	484,576,986	(3,972,819,696)	(1,372,510,634)
Net Assets:
Beginning of period	2,773,407,506	2,288,830,520	11,265,063,675	12,637,574,309
End of period	$2,882,924,152	$2,773,407,506	$7,292,243,979	$11,265,063,675
Undistributed (distributions in excess of) net investment income	$(2,060)	$3,539	$(23,571)	$(47,529)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$158,086,491	$220,236,864	$80,686,783	$125,259,999
Net realized gain (loss) on investments	5,651	23,886	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	158,092,142	220,260,750	80,686,783	125,259,999
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(123,445,664)	(183,542,891)	(61,827,183)	(109,496,362)
Institutional Service Shares	(34,301,600)	(36,634,978)	(10,622,519)	(10,299,700)
Institutional Capital Shares	--	--	(8,113,637)	(5,465,465)
Trust Shares	(214,171)	(107,576)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(157,961,435)	(220,285,445)	(80,563,339)	(125,261,527)

Statements of Changes in Net Assets-continued

	Prime Obligations Fund		Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Share Transactions:
Proceeds from sale of shares	$94,096,055,486	$223,176,401,541	$45,484,159,117	$121,857,110,170
Net asset value of shares issued to shareholders in payment of distributions declared	61,387,251	85,326,178	53,849,860	83,593,729
Cost of shares redeemed	(98,272,349,211)	(226,792,661,193)	(50,619,912,521)	(122,158,318,778)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,114,906,474)	(3,530,933,474)	(5,081,903,544)	(217,614,879)
Change in net assets	(4,114,775,767)	(3,530,958,169)	(5,081,780,100)	(217,616,407)
Net Assets:
Beginning of period	21,379,477,744	24,910,435,913	11,950,211,697	12,167,828,104
End of period	$17,264,701,977	$21,379,477,744	$6,868,431,597	$11,950,211,697
Undistributed (distributions in excess of) net investment income	$(1,381)	$(126,437)	$67,250	$(56,194)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,314,952	$65,378,158	$87,488,939	$83,689,223
Net realized gain (loss) on investments	(185,182)	19,777	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,129,770	65,397,935	87,488,939	83,689,223
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(57,650,023)	(53,853,049)	(46,641,784)	(43,319,552)
Institutional Service Shares	(10,666,635)	(11,503,046)	(33,277,819)	(32,701,751)
Institutional Capital Shares	--	--	(5,198,798)	(7,241,896)
Trust Shares	--	(3)	(2,402,196)	(1,112,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,316,658)	(65,356,098)	(87,520,597)	(84,376,197)

Statements of Changes in Net Assets-continued

	Tax-Free Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Share Transactions:
Proceeds from sale of shares	$36,507,719,653	$47,968,547,918	$30,532,677,295	$55,678,005,529
Net asset value of shares issued to shareholders in payment of distributions declared	32,527,465	29,510,051	27,562,115	23,383,090
Cost of shares redeemed	(33,262,596,794)	(48,159,313,563)	(30,400,049,610)	(55,449,655,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,277,650,324	(161,255,594)	160,189,800	251,733,488
Change in net assets	3,277,463,436	(161,213,757)	160,158,142	251,046,514
Net Assets:
Beginning of period	8,036,785,354	8,197,999,111	11,903,531,890	11,652,485,376
End of period	$11,314,248,790	$8,036,785,354	$12,063,690,032	$11,903,531,890
Undistributed (distributions in excess of) net investment income	$6,411	$8,117	$(34,060)	$(2,402)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On January 18, 2005, Government Obligations Fund's Institutional Capital Shares became effective, but have not been offered to the public as of January 31, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, transfer and dividend disbursing, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Government Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,481,905,236	$31,481,905,236	58,307,557,805	$58,307,557,805
Shares issued to shareholders in payment of distributions declared	23,220,779	23,220,779	23,600,384	23,600,384
Shares redeemed	(31,625,945,173)	(31,625,945,173)	(59,363,341,960)	(59,363,341,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(120,819,158)	$(120,819,158)	(1,032,183,771)	$(1,032,183,771)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,949,817,992	$9,949,817,992	20,677,903,773	$20,677,903,773
Shares issued to shareholders in payment of distributions declared	10,089,265	10,089,265	11,041,052	11,041,052
Shares redeemed	(9,732,401,826)	(9,732,401,826)	(21,273,795,011)	(21,273,795,011)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	227,505,431	$227,505,431	(584,850,186)	$(584,850,186)

	Period Ended 1/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	--	--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	--	--	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	100	$100	--	--

Government Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	89,685,299	$89,685,299	199,480,152	$199,480,152
Shares issued to shareholders in payment of distributions declared	29,246	29,246	27,172	27,172
Shares redeemed	(92,103,674)	(92,103,674)	(201,431,635)	(201,431,635)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(2,389,129)	$(2,389,129)	(1,924,311)	$(1,924,311)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	104,297,244	104,297,244	1,618,958,268	1,618,958,268

Government Obligations Tax-Managed Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,079,197,070	$2,079,197,070	3,575,149,870	$3,575,149,870
Shares issued to shareholders in payment of distributions declared	2,379,193	2,379,193	2,436,869	2,436,869
Shares redeemed	(2,104,918,628)	(2,104,918,628)	(3,940,030,666)	(3,940,030,666)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(23,342,365)	$(23,342,365)	(362,443,927)	$(362,443,927)

Government Obligations Tax-Managed Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,520,492,749	$2,520,492,749	4,776,510,854	$4,776,510,854
Shares issued to shareholders in payment of distributions declared	3,894,577	3,894,577	3,058,522	3,058,522
Shares redeemed	(2,532,998,671)	(2,532,998,671)	(5,018,869,314)	(5,018,869,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(8,611,345)	$(8,611,345)	(239,299,938)	$(239,299,938)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(31,953,710)	$(31,953,710)	(601,743,865)	$(601,743,865)

Municipal Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,411,832,062	$14,411,832,062	25,435,437,566	$25,435,454,338
Shares issued to shareholders in payment of distributions declared	11,776,935	11,776,935	13,179,022	13,179,022
Shares redeemed	(14,443,644,819)	(14,443,644,819)	(24,874,648,914)	(24,874,648,914)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(20,035,822)	$(20,035,822)	573,967,674	$573,984,446

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,002,630,795	$1,002,630,795	1,549,058,535	$1,549,061,226
Shares issued to shareholders in payment of distributions declared	1,866,031	1,866,031	1,808,328	1,808,328
Shares redeemed	(895,667,793)	(895,667,793)	(1,489,535,099)	(1,489,535,099)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	108,829,033	$108,829,033	61,331,764	$61,334,455

Municipal Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,088,333,683	$1,088,333,683	1,834,085,412	$1,834,085,282
Shares issued to shareholders in payment of distributions declared	1,335,946	1,335,946	1,550,111	1,550,111
Shares redeemed	(1,068,939,307)	(1,068,939,307)	(1,986,328,511)	(1,986,328,511)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	20,730,322	$20,730,322	(150,692,988)	$(150,693,118)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	109,523,533	$109,523,533	484,606,450	$484,625,783

Prime Cash Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,255,623,448	$31,255,623,448	103,435,225,428	$103,435,225,428
Shares issued to shareholders in payment of distributions declared	26,715,882	26,715,882	42,301,057	42,301,057
Shares redeemed	(34,783,336,534)	(34,783,336,534)	(104,858,908,498)	(104,858,908,498)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,500,997,204)	$(3,500,997,204)	(1,381,382,013)	$(1,381,382,013)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,840,413,329	$5,840,413,329	13,885,558,793	$13,885,558,793
Shares issued to shareholders in payment of distributions declared	4,625,484	4,625,484	6,486,986	6,486,986
Shares redeemed	(6,254,982,381)	(6,254,982,381)	(13,827,589,049)	(13,827,589,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(409,943,568)	$(409,943,568)	64,456,730	$64,456,730

Prime Cash Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,761,793,515	$1,761,793,515	5,163,120,590	$5,163,120,590
Shares issued to shareholders in payment of distributions declared	3,809,015	3,809,015	3,804,300	3,804,300
Shares redeemed	(1,827,505,412)	(1,827,505,412)	(5,222,515,931)	(5,222,515,931)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(61,902,882)	$(61,902,882)	(55,591,041)	$(55,591,041)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,972,843,654)	$(3,973,843,654)	(1,372,516,324)	$(1,372,516,32)

Prime Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	72,707,769,078	$72,707,769,078	174,328,635,702	$174,328,635,702
Shares issued to shareholders in payment of distributions declared	50,971,947	50,971,947	74,500,767	74,500,767
Shares redeemed	(76,397,881,649)	(76,397,881,649)	(177,993,748,461)	(177,993,748,461)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,639,140,624)	$(3,639,140,624)	(3,590,611,992)	$(3,590,611,992)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,291,979,746	$21,291,979,746	48,642,896,352	$48,642,896,352
Shares issued to shareholders in payment of distributions declared	10,305,684	10,305,684	10,763,253	10,763,253
Shares redeemed	(21,774,937,653)	(21,774,937,653)	(48,618,294,236)	(48,618,294,236)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(472,652,223)	$(472,652,223)	35,365,369	$35,365,369

Prime Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	96,306,662	$96,306,662	204,869,487	$204,869,487
Shares issued to shareholders in payment of distributions declared	109,620	109,620	62,158	62,158
Shares redeemed	(99,529,909)	(99,529,909)	(180,618,496)	(180,618,496)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(3,113,627)	$(3,113,627)	24,313,149	$24,313,149
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,114,906,474)	$(4,114,906,474)	(3,530,933,474)	$(3,530,933,474)

Prime Value Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,677,620,445	$39,677,620,445	111,358,727,078	$111,358,727,078
Shares issued to shareholders in payment of distributions declared	41,939,166	41,939,166	73,433,459	73,433,459
Shares redeemed	(44,675,485,511)	(44,675,485,511)	(112,340,921,258)	(112,340,921,258)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,955,925,900)	$(4,955,925,900)	(908,760,721)	$(908,760,721)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,838,606,633	$2,838,606,633	5,700,915,403	$5,700,915,403
Shares issued to shareholders in payment of distributions declared	7,814,366	7,814,366	7,203,951	7,203,951
Shares redeemed	(3,108,266,153)	(3,108,266,153)	(5,513,429,571)	(5,513,429,571)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(261,845,154)	$(261,845,154)	194,689,783	$194,689,783

Prime Value Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,967,932,039	$2,967,932,039	4,797,467,689	$4,797,467,689
Shares issued to shareholders in payment of distributions declared	4,096,328	4,096,328	2,956,319	2,956,319
Shares redeemed	(2,836,160,857)	(2,836,160,857)	(4,303,967,949)	(4,303,967,949)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	135,867,510	$135,867,510	496,456,059	$496,456,059
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,081,903,544)	$(5,081,903,544)	(217,614,879)	$(217,614,879)

Tax-Free Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,825,557,288	$32,825,557,288	41,939,170,793	$41,939,170,793
Shares issued to shareholders in payment of distributions declared	30,035,619	30,035,513	26,861,137	26,861,137
Shares redeemed	(29,732,130,668)	(29,732,130,668)	(41,860,474,086)	(41,860,474,086)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,123,462,239	$3,123,462,133	105,557,844	$105,557,844

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,682,162,365	$3,682,162,365	6,029,373,480	$6,029,373,480
Shares issued to shareholders in payment of distributions declared	2,491,952	2,491,952	2,648,914	2,648,914
Shares redeemed	(3,530,466,126)	(3,530,466,126)	(6,298,835,585)	(6,298,835,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	154,188,191	$154,188,191	(266,813,191)	$(266,813,191)

Tax-Free Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	3,645	$3,645
Shares redeemed	--	--	(3,892)	(3,892)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	--	$--	(247)	$(247)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,277,650,430	$3,277,650,324	(161,255,594)	$(161,255,594)

Treasury Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,505,192,752	$17,505,192,752	26,116,665,494	$26,116,665,494
Shares issued to shareholders in payment of distributions declared	21,038,574	21,038,574	16,665,409	16,665,409
Shares redeemed	(17,305,814,578)	(17,305,814,578)	(25,660,247,012)	(25,660,247,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	220,416,748	$220,416,748	473,083,891	$473,083,891

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,894,509,506	$9,894,509,506	24,069,334,849	$24,069,334,849
Shares issued to shareholders in payment of distributions declared	5,678,793	5,678,793	5,901,733	5,901,733
Shares redeemed	(9,707,443,853)	(9,707,443,853)	(24,879,897,780)	(24,879,897,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	192,744,446	$192,744,446	(804,661,198)	$(804,661,198)

Treasury Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,656,210,328	$2,656,210,328	3,897,511,596	$3,897,511,596
Shares issued to shareholders in payment of distributions declared	460,884	460,884	661,999	661,999
Shares redeemed	(2,837,595,910)	(2,837,595,910)	(3,649,795,252)	(3,649,795,252)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(180,924,698)	$(180,924,698)	248,378,343	$248,378,343

Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	476,764,709	$476,764,709	1,594,493,590	$1,594,493,590
Shares issued to shareholders in payment of distributions declared	383,864	383,864	153,949	153,949
Shares redeemed	(549,195,269)	(549,195,269)	(1,259,715,087)	(1,259,715,087)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(72,046,696)	$(72,046,696)	334,932,452	$334,932,452
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	160,189,800	$160,189,800	251,733,488	$251,733,488

1 For period from January 18, 2005 (start of performance) to January 31, 2005.

4. FEDERAL TAX INFORMATION

At July 31, 2004, the following Funds had capital loss carryforwards which will reduce each Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	$ 204	$ 7,099	$ 7,949
Prime Obligations Fund	--	$ 6,788	$ 19,646	$26,434
Tax-Free Obligations Fund	--	$ 81,440	--	$81,440

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund each pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of their Trust shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2005, Institutional Shares for Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund, and Tax-Free Obligations Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2005, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$1,994,969,536	$4,288,964,000
Prime Cash Obligations Fund	$ 77,412,000	$ 194,598,000
Tax-Free Obligations Fund	$ 5,447,493,000	$4,323,423,040

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Cash Obligations Fund's portfolio, Prime Obligations Fund's portfolio and Prime Value Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Prime Cash Obligations Fund and Prime Value Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, ("Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N104	Cusip 60934N625	Cusip 60934N203
Cusip 60934N807	Cusip 60934N617	Cusip 60934N708
Cusip 60934N856	Cusip 60934N583	Cusip 60934N500
Cusip 60934N849	Cusip 60934N575	Cusip 60934N872
Cusip 60934N658	Cusip 60934N401
Cusip 60934N641	Cusip 60934N880
25244 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
January 31, 2005 [5]	$1.00	0.006	--		0.006	(0.006)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [6]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[6]	0.005	(0.005)	--
January 31, 2005 [5]	$1.00	0.006	0.000	[6]	0.006	(0.006)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[6]	0.003	(0.003)	(0.000)	[6]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
January 31, 2005 [5]	$1.00	0.005	--		0.005	(0.005)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2005 (unaudited).

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets End of Period (000 Omitted)

(0.003)	$1.00	0.25%		0.70%	[4]	0.55%	[4]	0.09%	[4]	$29,085
(0.004)	$1.00	0.41%		0.70%		0.41%		0.09%		$27,162
(0.006)	$1.00	0.59%		0.70%	[4]	1.15%	[4]	0.09%	[4]	$24,772

(0.003)	$1.00	0.29%		0.70%	[4]	0.54%	[4]	0.09%	[4]	$11,159
(0.005)	$1.00	0.46%		0.70%		0.47%		0.09%		$35,472
(0.006)	$1.00	0.60%		0.70%	[4]	1.19%	[4]	0.09%	[4]	$32,359

(0.003)	$1.00	0.25%		0.70%	[4]	0.43%	[4]	0.09%	[4]	$173,447
(0.004)	$1.00	0.36%		0.70%		0.37%		0.09%		$508,374
(0.005)	$1.00	0.54%		0.70%	[4]	1.08%	[4]	0.09%	[4]	$436,325

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,005.90	$3.54
Prime Obligations Fund	$1,000	$1,006.00	$3.54
Treasury Obligations Fund	$1,000	$1,005.40	$3.54
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.68	$3.57
Prime Obligations Fund	$1,000	$1,021.68	$3.57
Treasury Obligations Fund	$1,000	$1,021.68	$3.57

1 Expenses are equal to the Funds' Trust Shares, annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	53.7%
U.S. Government Agency Securities	46.3%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	58.8%
8-30 Days	13.5%
31-90 Days	21.5%
91-180 Days	6.2%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--46.7%
$41,000,000	[1]	Federal Home Loan Bank System Discount Note, 2.428%, 5/18/2005	$40,706,886
431,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% - 2.620%, 2/2/2005 - 3/21/2005	430,694,594
256,000,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 2/28/2005 - 5/4/2005	256,000,000
308,969,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 2.664%, 5/3/2005 - 7/5/2005	306,528,570
432,900,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.165% - 2.415%, 2/7/2005 - 3/9/2005	432,911,650
20,000,000		Federal Home Loan Mortgage Corp. Note, 3.875%, 2/15/2005	20,019,310
282,407,000	[1]	Federal National Mortgage Association Discount Notes, 1.852% - 2.190%, 2/2/2005 - 4/27/2005	281,791,415
1,664,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.080% - 2.560%, 2/2/2005 - 3/9/2005	1,663,481,209
195,500,000		Federal National Mortgage Association Notes, 1.270% - 1.850%, 2/15/2005 - 6/3/2005	195,500,000
247,961,500	[2]	Housing and Urban Development Floating Rate Note, 2.760%, 2/1/2005	247,961,500
		TOTAL GOVERNMENT AGENCIES	3,875,595,134
		REPURCHASE AGREEMENTS--54.2%
250,000,000		Interest in $250,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.480%, dated 1/31/2005 to be repurchased at $250,017,222 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2006, collateral market value $255,000,118	250,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.490%, dated 1/31/2005 to be repurchased at $250,017,292 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2035, collateral market value $255,000,000	250,000,000
449,296,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $449,326,827 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	449,296,000
347,461,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.520%, dated 1/31/2005 to be repurchased at $347,485,322 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2029, collateral market value $2,040,143,633	347,461,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.300%, dated 1/3/2005 to be repurchased at $100,185,278 on 2/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $358,668,729	$100,000,000
232,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/5/2005 to be repurchased at $233,358,747 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $514,563,094	232,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/6/2005 to be repurchased at $125,732,083 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $257,500,000	125,000,000
150,000,000		Interest in $600,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.450%, dated 1/31/2005 to be repurchased at $150,010,208 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $612,000,000	150,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.320%, dated 1/31/2005 to be repurchased at $45,002,900 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/13/2005, collateral market value $127,501,052	45,000,000
192,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $192,013,440 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	192,000,000
91,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 2.300%, dated 1/4/2005 to be repurchased at $91,168,603 on 2/3/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $510,001,952	91,000,000
95,000,000		Interest in $1,105,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.520%, dated 1/31/2005 to be repurchased at $95,006,650 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2016, collateral market value $1,127,729,489	95,000,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 2.290%, dated 1/12/2005, to be repurchased at $250,333,958 on 2/3/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2034, collateral market value $515,002,077	250,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 2.420%, dated 1/31/2005 to be repurchased at $25,001,681 on 2/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 11/15/2009, collateral market value $102,004,904	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$295,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 2.440%, dated 1/6/2005 to be repurchased at $296,259,650 on 3/11/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2034, collateral market value $772,500,221	$295,000,000
70,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 2.480%, dated 1/12/2005 to be repurchased at $70,332,733 on 3/23/2005, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2032, collateral market value $257,500,114	70,000,000
950,000,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.520%, dated 1/31/2005 to be repurchased at $950,066,500 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $1,021,181,972	950,000,000
84,000,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $84,005,880 on 2/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 9/15/2029, collateral market value $510,001,268	84,000,000
500,000,000		$500,000,000 repurchase agreement with Wachovia Securities, Inc., 2.530%, dated 1/31/2005 to be repurchased at $500,035,139 on 2/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2009, collateral market value $510,000,347	500,000,000
		TOTAL REPURCHASE AGREEMENTS	4,500,757,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [4]	8,376,352,134
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(74,123,007)
		TOTAL NET ASSETS-100%	$8,302,229,127

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	33.7%
Variable Rate Demand Instruments	44.1%
Repurchase Agreements	9.5%
Bank Instruments	12.7%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	74.2%	Prime-1	98.6%
A-1	24.5%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.3%	Not rated by Moody's	1.4%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.2% do not have short-term ratings by either of these NRSROs.

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	50.0%	[5]
8-30 Days	22.6%
31-90 Days	17.7%
91-180 Days	6.1%
181 Days or more	3.6%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 32.2% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.3%
		Finance - Automotive--0.9%
$15,807,685		CarMax Auto Owner Trust 2004-2, Class A1, 2.022%, 10/17/2005	$15,807,685
15,549,942	[1]	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	15,549,942
75,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	75,000,000
4,129,933		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	4,129,933
21,907,415		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	21,907,415
17,617,318		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	17,617,318
15,283,829		WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005	15,283,829
		TOTAL	165,296,122
		Finance - Equipment--0.4%
26,956,424	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	26,956,424
18,939,695		CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	18,939,695
19,555,373	[1]	GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1, 2.590%, 12/22/2005	19,555,373
		TOTAL	65,451,492
		Insurance--0.0%
2,257,332		Onyx Acceptance Auto Owner Trust 2004-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.828%, 9/15/2005	2,257,332
		TOTAL ASSET-BACKED SECURITIES	233,004,946
		CERTIFICATES OF DEPOSIT--5.9%
		Banking--5.9%
200,000,000		Abbey National Treasury Services PLC, 1.365%, 2/3/2005	200,000,000
85,000,000		BNP Paribas SA, 2.770% - 2.775%, 7/7/2005	85,000,748
15,000,000		Citibank N.A., New York, 2.510%, 4/6/2005	15,000,000
50,000,000		Credit Suisse First Boston, 2.100%, 3/29/2005	50,000,000
35,000,000		DePfa Bank PLC, 2.600%, 6/2/2005	35,001,161
30,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	29,999,630
200,000,000		HBOS Treasury Services PLC, 1.860% - 2.795%, 2/16/2005 - 7/11/2005	200,003,287
80,000,000		Huntington National Bank, Columbus, OH, 2.000% - 2.830%, 3/11/2005 - 7/11/2005	80,000,000
20,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.040%, 3/21/2005	20,000,000
175,500,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	175,500,000
20,000,000		U.S. Bank, N.A., 1.280%, 2/23/2005	19,999,820
100,000,000		UBS AG, 1.390%, 2/2/2005	99,999,973
		TOTAL CERTIFICATES OF DEPOSIT	1,010,504,619
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--10.6%
		Banking--4.8%
$100,000,000		Bank of America N.A., 2.580%, 2/1/2005	$100,000,000
730,000,000		IXIS Financial Products Inc., 2.600%, 2/1/2005	730,000,000
		TOTAL	830,000,000
		Brokerage--5.8%
600,000,000		Citigroup Global Markets Inc., 2.600%, 2/1/2005	600,000,000
392,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	392,000,000
		TOTAL	992,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,822,000,000
		COMMERCIAL PAPER--13.9% [2]
		Banking--3.2%
50,000,000		Bank of America Corp., 2.040%, 2/4/2005	49,991,500
62,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.620%, 4/25/2005	61,625,486
129,166,000	[1]	Fountain Square Commercial Funding Corp., 2.610%, 4/15/2005 - 4/19/2005	128,454,404
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 2.350% - 2.570%, 2/8/2005 - 4/11/2005	17,945,000
296,600,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.030% - 2.800%, 2/15/2005 - 7/13/2005	293,919,782
		TOTAL	551,936,172
		Finance - Automotive--3.0%
297,440,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.850% - 2.590%, 2/2/2005 - 6/2/2005	296,476,586
227,000,000		New Center Asset Trust, A1/P1 Series, 2.010% - 2.280%, 2/7/2005 - 3/14/2005	226,645,756
		TOTAL	523,122,342
		Finance - Commercial--0.9%
97,280,000		CIT Group, Inc., 2.800%, 2/3/2005 - 7/11/2005	96,733,459
38,000,000	[1]	Edison Asset Securitization LLC, 2.540%, 6/1/2005	37,678,267
3,200,000	[1]	Fairway Finance Company LLC, 2.455%, 2/23/2005	3,195,199
17,854,000	[1]	Jupiter Securitization Corp., 2.680%, 6/20/2005	17,669,251
		TOTAL	155,276,176
		Finance - Retail--2.8%
58,556,000	[1]	Barton Capital Corp., 1.870%, 2/18/2005	58,504,292
30,101,000	[1]	Chariot Funding LLC, 2.440%, 3/15/2005	30,015,312
244,200,000	[1]	Paradigm Funding LLC, 1.880% - 2.540%, 2/4/2005 - 4/6/2005	243,676,889
43,000,000	[1]	Sheffield Receivables Corp., 2.310%, 2/3/2005	42,994,482
100,000,000	[1]	Yorktown Capital LLC, 2.330%, 2/3/2005	99,987,055
		TOTAL	475,178,030
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--3.0%
$50,000,000	[1]	Georgetown Funding Co. LLC, 2.570%, 3/17/2005	$49,842,944
32,500,000	[1]	Grampian Funding LLC, 2.120% - 2.620%, 3/24/2005 - 4/26/2005	32,330,862
78,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.110%, 3/21/2005 - 3/31/2005	77,752,001
75,000,000	[1]	Perry Global Funding LLC (Series A), 2.610%, 4/11/2005	74,624,813
279,620,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 1.990% - 2.760%, 3/11/2005 - 7/11/2005	277,672,017
		TOTAL	512,222,637
		Insurance--1.0%
176,000,000	[1]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 1.850% - 2.620%, 2/14/2005 - 4/25/2005	175,339,800
		TOTAL COMMERCIAL PAPER	2,393,075,157
		CORPORATE NOTES--2.4%
		Brokerage--1.5%
250,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	250,000,000
		Finance - Securities--0.6%
107,000,000	[1]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 1.380% - 1.570%, 2/9/2005 - 4/20/2005	106,999,971
		Food & Beverage--0.2%
40,000,000	[1]	McDonald's Corp., 4.545%, 3/7/2005	40,114,703
		Pharmaceuticals and Health Care--0.1%
25,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	25,045,678
		TOTAL CORPORATE NOTES	422,160,352
		GOVERNMENT AGENCIES--5.2%
		Government Agency--5.2%
587,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	587,000,000
227,500,000		Federal Home Loan Mortgage Corp., 2.165% - 3.875%, 2/7/2005 - 3/9/2005	227,516,638
83,000,000		Federal National Mortgage Association, 1.360% - 2.555%, 2/15/2005 - 10/21/2005	82,984,735
		TOTAL GOVERNMENT AGENCIES	897,501,373
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 2.520%, 5/19/2005	55,500,000
Principal Amount			Value
		NOTES - VARIABLE--42.6% [3]
		Banking--20.5%
$9,600,000		215 Jane Investors LLC, (Fleet National Bank LOC), 2.520%, 2/2/2005	$9,600,000
5,240,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	5,240,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 2.430%, 2/3/2005	2,365,000
2,450,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,450,000
5,775,000		AlaTrade Foods LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,775,000
1,770,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 2.710%, 2/3/2005	1,770,000
4,085,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 2.630%, 2/3/2005	4,085,000
1,440,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 2.650%, 2/3/2005	1,440,000
3,660,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 2.710%, 2/3/2005	3,660,000
35,440,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	35,440,000
12,820,000		American Self Storage Corp., (Series 2002), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	12,820,000
7,900,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 2.680%, 2/3/2005	7,900,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by Ambac Financial Group, Inc.), 2.510%, 2/2/2005	12,000,000
4,620,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 2.560%, 2/3/2005	4,620,000
8,080,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	8,080,000
5,855,000		Baldwin County Sewer Service LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,855,000
73,000,000	[1]	Bank of New York Co., Inc., 2.570%, 2/28/2005	73,000,000
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 2.600%, 2/3/2005	4,000,000
8,930,000		Bear Creek School, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	8,930,000
18,750,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.609%, 2/3/2005	18,750,000
8,935,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 2.630%, 2/2/2005	8,935,000
5,180,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 2.650%, 2/2/2005	5,180,000
316,000,000	[1]	Blue Heron Funding III, Inc., (Series 3A), (GTD by WestLB AG (Guaranteed)), 2.588%, 3/1/2005	316,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$295,000,000	[1]	Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG (Guaranteed)), 2.574%, 2/28/2005	$295,000,000
5,205,000		Bond Holdings LP, (SouthTrust Bank LOC), 2.550%, 2/4/2005	5,205,000
1,402,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,402,790
9,205,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	9,205,000
11,500,000		Briarcliff Development Co., (Series 2002), (Federal Home Loan Bank of Topeka LOC), 2.630%, 2/3/2005	11,500,000
1,940,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,940,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,205,000
6,155,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	6,155,000
150,000,000		Calyon, Paris, 2.373% - 2.445%, 2/14/2005 - 2/23/2005	149,971,836
22,000,000		Calyon, Paris, Credit Agricole Indosues NY, 2.693%, 4/22/2005	21,997,877
68,709,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	68,709,000
588,000		Capital One Funding Corp., (Series 1994-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	588,000
1,135,000		Capital One Funding Corp., (Series 1994-D), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	1,135,000
4,217,000		Capital One Funding Corp., (Series 1995-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	4,217,000
13,128,000		Capital One Funding Corp., (Series 1995-F), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	13,128,000
3,672,000		Capital One Funding Corp., (Series 1996-H), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	3,672,000
4,292,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	4,292,000
18,636,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	18,636,000
9,735,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	9,735,000
10,866,000		Capital One Funding Corp., (Series 2001-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	10,866,000
550,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	550,000
1,555,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 2.630%, 2/3/2005	1,555,000
11,605,000		Church at Brook Hills, (SouthTrust Bank LOC), 2.830%, 2/4/2005	11,605,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$6,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	$6,825,000
4,290,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 2.750%, 2/3/2005	4,290,000
922,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	922,337
4,170,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 2.430%, 2/3/2005	4,170,000
885,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	885,000
2,025,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 2.520%, 2/2/2005	2,025,000
11,535,000		Community Centre Group of Cos., (Comerica Bank LOC), 2.660%, 2/3/2005	11,535,000
35,000,000		Cook County, IL, (Series 2002 A), 2.580%, 2/2/2005	35,000,000
6,430,000		Crane Plastics Siding LLC, (Series 2000), (J.P. Morgan Chase Bank, N.A. LOC), 2.560%, 2/3/2005	6,430,000
5,060,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	5,060,000
11,960,000		Cunat Capital Corp., (U.S. Bank, N.A. LOC), 2.580%, 2/3/2005	11,960,000
4,585,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	4,585,000
14,400,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 2.710%, 2/3/2005	14,400,000
60,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	59,997,432
2,260,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	2,260,000
3,135,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.620%, 2/2/2005	3,135,000
2,100,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 2.710%, 2/3/2005	2,100,000
6,770,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	6,770,000
6,410,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	6,410,000
6,300,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.650%, 2/3/2005	6,300,000
1,500,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 2.510%, 2/3/2005	1,500,000
14,315,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	14,315,000
15,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$20,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	$20,000,000
15,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	15,000,000
485,000		Gerken Materials, Inc., (Series 1995), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	485,000
640,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	640,000
3,140,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	3,140,000
38,500,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.570%, 2/2/2005	38,500,000
14,500,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	14,500,000
1,525,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,525,000
6,030,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	6,030,000
8,910,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 2.550%, 2/3/2005	8,910,000
215,000,000	[1]	HBOS Treasury Services PLC, 2.230%, 2/21/2005	215,000,000
351,000,000		HBOS Treasury Services PLC, 2.550%, 3/24/2005	351,000,000
5,835,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,835,000
8,695,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	8,695,000
18,330,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	18,330,000
8,540,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	8,540,000
10,550,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	10,550,000
3,615,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 2.670%, 2/3/2005	3,615,000
3,875,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 2.750%, 2/2/2005	3,875,000
5,285,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	5,285,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 2.609%, 2/3/2005	15,000,000
3,305,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.670%, 2/2/2005	3,305,000
1,995,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.670%, 2/2/2005	1,995,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,165,000	[1]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 2.650%, 2/2/2005	$5,165,000
4,970,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,970,000
46,850,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	46,850,000
4,520,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	4,520,000
490,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 2.760%, 2/3/2005	490,000
12,295,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 2.650%, 2/1/2005	12,295,000
19,355,000		Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 2.520%, 2/2/2005	19,355,000
4,795,000		Massachusetts HEFA, (Comerica Bank LOC), 2.650%, 2/3/2005	4,795,000
1,295,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 2.780%, 2/3/2005	1,295,000
5,000,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank LOC), 2.780%, 2/4/2005	5,000,000
35,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.504% - 2.530%, 2/21/2005 - 2/24/2005	35,000,000
127,000		Midwest Funding Corp., (Series 1991-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	127,000
2,014,000		Midwest Funding Corp., (Series 1992-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	2,014,000
12,570,000		Milo C. Ritton and Superior Petroleum Co., (Series 2002), (National City Bank, Pennsylvania LOC), 2.510%, 2/3/2005	12,570,000
9,220,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 2.710%, 2/3/2005	9,220,000
4,800,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	4,800,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 2.570%, 2/3/2005	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 2.550%, 2/2/2005	10,790,000
6,575,000		North American Gulf Terminals, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.760%, 2/3/2005	6,575,000
12,365,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 2.550%, 2/3/2005	12,365,000
83,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	83,800,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$8,250,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 2.710%, 2/3/2005	$8,250,000
3,859,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	3,859,000
930,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	930,000
11,055,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	11,055,000
6,100,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	6,100,000
1,045,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	1,045,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 2.550%, 2/3/2005	11,000,000
8,365,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	8,365,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 2.650%, 2/2/2005	6,650,000
15,000,000		Pitney Roads Partners LLC, (Series 2003 - A), (Fleet National Bank LOC), 2.630%, 2/3/2005	15,000,000
6,030,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 2.500%, 2/2/2005	6,030,000
2,362,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	2,362,000
1,455,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,455,000
7,200,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,200,000
7,615,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	7,615,000
9,655,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 2.520%, 2/2/2005	9,655,000
8,850,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	8,850,000
90,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	89,990,468
46,700,000		SGM Funding Corp., (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	46,700,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.550%, 2/3/2005	19,000,000
4,110,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.570%, 2/2/2005	4,110,000
2,891,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	2,891,000
16,855,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	16,855,000
50,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	49,998,632
11,865,000		Spira Millenium LLC, (Series 2001), (Fleet National Bank LOC), 2.560%, 2/3/2005	11,865,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$53,830,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 2.400%, 2/3/2005	$53,830,000
4,080,000		Springfield Ltd. Partnership, (UBS AG LOC), 2.420%, 2/3/2005	4,080,000
1,350,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 2/3/2005	1,350,000
2,150,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.650%, 2/3/2005	2,150,000
14,430,000		Suffolk County, NY IDA, (Fleet National Bank LOC), 2.550%, 2/2/2005	14,430,000
70,000,000		SunTrust Bank, 2.560%, 4/4/2005	70,017,391
3,360,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	3,360,000
102,000,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	102,000,000
45,000,000	[1]	Thorn Finance S.A., (J.P. Morgan Chase Bank, N.A. Swap Agreement), 2.521%, 3/22/2005	45,000,000
515,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.570%, 2/2/2005	515,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	9,300,000
1,300,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	1,300,000
10,243,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	10,243,000
1,464,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/3/2005	1,464,000
4,830,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/3/2005	4,830,000
1,410,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 2.600%, 2/3/2005	1,410,000
735,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	735,000
876,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	876,431
263,000,000		Wells Fargo & Co., 2.440% - 2.520%, 2/2/2005 - 2/14/2005	263,000,000
11,075,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 2.660%, 2/3/2005	11,075,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.450%, 3/11/2005	25,000,000
1,665,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,665,000
10,745,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.659%, 2/3/2005	10,745,000
905,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	905,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,465,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	$5,465,000
35,420,000		World Wildlife Fund, Inc., (Series 2000 B), (Insured by Ambac Financial Group, Inc.), 2.570%, 2/3/2005	35,420,000
1,710,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,710,000
		TOTAL	3,543,498,194
		Brokerage--6.3%
240,000,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	240,001,417
103,500,000		Merrill Lynch & Co., Inc., 2.390% - 2.890%, 2/4/2005 - 4/28/2005	103,548,118
627,900,000		Morgan Stanley, 2.390% - 2.605%, 2/1/2005 - 2/28/2005	627,909,922
110,000,000		Morgan Stanley, Dean Witter (Series C), 2.600%, 2/15/2005	110,012,319
		TOTAL	1,081,471,776
		Electrical Equipment--0.4%
2,855,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.360%, 2/3/2005	2,855,000
61,233,518		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.600%, 2/7/2005	61,233,518
		TOTAL	64,088,518
		Finance - Commercial--3.4%
50,000,000	[1]	Compass Securitization LLC, 2.350%, 2/7/2005	49,999,050
41,000,000		GE Life and Annuity Assurance Co., (GTD by General Electric Capital Corp.), 2.490%, 3/1/2005	41,000,000
70,000,000		General Electric Capital Corp., 2.356%, 2/14/2005	70,015,903
276,100,000	[1]	General Electric Capital Corp., 2.520%, 2/9/2005	276,100,000
160,000,000	[1]	General Electric Capital Corp., 2.580%, 2/17/2005	160,000,000
		TOTAL	597,114,953
		Finance - Securities--6.2%
457,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.200% - 2.580%, 2/1/2005 - 3/15/2005	456,997,422
25,000,000		Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.430%, 2/15/2005	24,996,621
588,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.230% - 2.620%, 2/1/2005 - 2/25/2005	587,989,737
		TOTAL	1,069,983,780
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Government Agency--0.3%
$7,945,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 2.630%, 2/3/2005	$7,945,000
47,190,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (Federal National Mortgage Association LOC), 2.630%, 2/3/2005	47,190,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 2.630%, 2/3/2005	5,350,000
		TOTAL	60,485,000
		Insurance--5.5%
23,200,000		Albuquerque, NM, (Series 2000 A), (Insured by MBIA Insurance Corp.), 2.560%, 2/2/2005	23,200,000
85,000,000		Allstate Life Insurance Co., 2.530% - 2.540%, 2/1/2005	85,000,000
50,000,000		Hartford Life Insurance Co., 2.330% - 2.570%, 2/1/2005 - 3/1/2005	50,000,000
86,000,000		Jackson National Life Insurance Co., 2.610%, 2/22/2005	86,000,000
75,000,000	[1]	MBIA Global Funding LLC, 2.548%, 3/1/2005	75,000,000
105,000,000		Metropolitan Life Insurance Co., 2.320% - 2.700%, 2/1/2005 - 4/1/2005	105,000,000
152,000,000		Monumental Life Insurance Co., 2.500% - 2.670%, 2/1/2005 - 4/1/2005	152,000,000
123,000,000		New York Life Insurance Co., 2.500%, 3/1/2005	123,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 2.146%, 4/1/2005	125,000,000
121,000,000		Travelers Insurance Co., 2.435% - 2.649%, 2/18/2005 - 3/28/2005	121,000,000
		TOTAL	945,200,000
		TOTAL NOTES - VARIABLE	7,361,842,221
		TIME DEPOSITS--6.8%
		Banking--6.8%
190,000,000		Chase Bank USA, N.A., 2.500%, 2/1/2005	190,000,000
140,000,000		Deutsche Bank AG, 2.500%, 2/1/2005	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 2.400%, 2/1/2005	250,000,000
450,000,000		Societe Generale, Paris, 2.500%, 2/1/2005	450,000,000
145,000,000		WestLB AG (Guaranteed), 2.500%, 2/1/2005	145,000,000
		TOTAL TIME DEPOSITS	1,175,000,000
		MUTUAL FUNDS--0.8%
		Asset Management--0.8%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Nations Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
Principal Amount			Value
		REPURCHASE AGREEMENTS--10.1%
$40,000,000		Interest in $200,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.520%, dated 1/31/2005 to be repurchased at $40,002,800 on 2/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 9/15/2032, collateral market value $206,000,000	$40,000,000
65,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.320%, dated 1/31/2005 to be repurchased at $65,004,189 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/13/2005, collateral market value $127,501,052	65,000,000
245,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.400%, dated 1/31/2005 to be repurchased at $245,016,333 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $515,587,292	245,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 2.420%, dated 1/31/2005 to be repurchased at $75,005,042 on 2/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 11/15/2009, collateral market value $102,004,904	75,000,000
109,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005 to be repurchased at $109,712,209 on 4/25/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	109,000,000
450,000,000		Interest in $600,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.450%, dated 1/31/2005 to be repurchased at $450,030,625 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $612,000,000	450,000,000
250,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $250,017,083 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2005, collateral market value $918,500,655	250,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$505,933,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $505,968,415 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	$505,933,000
		TOTAL REPURCHASE AGREEMENTS	1,739,933,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	17,245,580,959
		OTHER ASSETS AND LIABILITIES - NET--0.1%	19,121,018
		TOTAL NET ASSETS--100%	$17,264,701,977

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $4,734,757,573 which represents 27.4% of total net assets.

2 Discount rate at the time of purchase, or the coupon for interest bearing issues.

3 Floating rate note with current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	85.9%
U.S. Treasury Securities	14.1%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	77.7%
8-30 Days	7.1%
31-90 Days	9.5%
91-180 Days	5.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY BILLS--11.8% [1]
$128,000,000		United States Treasury Bills, 1.725%, 2/17/2005	$127,901,876
165,580,000		United States Treasury Bills, 1.745% - 1.751%, 2/24/2005	165,395,046
123,000,000		United States Treasury Bills, 1.880%, 3/3/2005	122,807,300
81,500,000		United States Treasury Bills, 1.885%, 3/24/2005	81,282,361
190,000,000		United States Treasury Bills, 1.945% - 2.160%, 3/31/2005	189,394,605
141,500,000		United States Treasury Bills, 2.055% - 2.080%, 4/28/2005	140,801,740
81,000,000		United States Treasury Bills, 2.140%, 5/5/2005	80,552,205
81,000,000		United States Treasury Bills, 2.250%, 5/12/2005	80,493,750
148,000,000		United States Treasury Bills, 2.400%, 6/16/2005	146,668,000
125,000,000		United States Treasury Bills, 2.590%, 7/14/2005	123,534,132
84,000,000		United States Treasury Bills, 2.605%, 7/21/2005	82,966,683
86,000,000		United States Treasury Bills, 2.615%, 7/28/2005	84,894,291
		TOTAL	1,426,691,989
		U.S. TREASURY NOTES--2.3%
84,000,000		United States Treasury Notes, 1.125%, 6/30/2005	83,504,983
155,000,000		United States Treasury Notes, 1.625%, 3/31/2005	155,072,187
39,500,000		United States Treasury Notes, 1.625%, 4/30/2005	39,497,768
		TOTAL	278,074,938
		TOTAL U.S. TREASURY	1,704,766,927
		REPURCHASE AGREEMENTS--86.0%
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 2.470%, dated 1/31/2005 to be repurchased at $1,000,068,611 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,020,071,040	1,000,000,000
1,155,577,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $1,155,656,285 on 2/1/2005, collateralized by U.S Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,698	1,155,577,000
750,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 2.470%, dated 1/31/2005 to be repurchased at $750,051,458 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $766,240,525	750,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,376,000,000		Interest in $1,750,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.470%, dated 1/31/2005 to be repurchased at $1,376,094,409 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,785,000,566	$1,376,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 2.470%, dated 1/31/2005 to be repurchased at $100,006,861 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2022, collateral market value $102,002,562	100,000,000
578,000,000	[2]	Interest in $670,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.140%, dated 11/10/2004 to be repurchased at $581,092,300 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $683,400,287	578,000,000
415,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.340%, dated 12/13/2004 to be repurchased at $416,564,550 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $510,000,305	415,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.360%, dated 1/31/2005 to be repurchased at $90,005,900 on 2/1/2005, collateralized by a U.S. Treasury Obligation with a maturity of 1/15/2010, collateral market value $102,007,264	90,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.460%, dated 1/31/2005 to be repurchased at $1,000,068,333 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,020,070,398	1,000,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 2.490%, dated 1/31/2005 to be repurchased at $500,034,583 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030, collateral market value $510,006,068	500,000,000
1,376,000,000		Interest in $1,750,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.470%, dated 1/31/2005 to be repurchased at $1,376,094,409 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,785,002,084	1,376,000,000
550,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $550,037,583 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $918,500,654	550,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$225,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.400%, dated 1/31/2005 to be repurchased at $225,015,000 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $515,587,291	$225,000,000
126,628,000		Interest in $136,628,000 joint repurchase agreement with UBS Securities LLC, 2.370%, dated 1/31/2005 to be repurchased at $126,636,336 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012, collateral market value $139,363,486	126,628,000
1,126,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 2.470%, dated 1/31/2005 to be repurchased at $1,126,077,256 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,530,003,708	1,126,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	10,368,205,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	12,072,971,927
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(9,281,895)
		TOTAL NET ASSETS--100%	$12,063,690,032

1 Discount rate at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2005 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$4,500,757,000	$1,739,933,000	$10,368,205,000
Investments in securities	3,875,595,134	15,505,647,959	1,704,766,927
Total investments in securities, at amortized cost and value	8,376,352,134	17,245,580,959	12,072,971,927
Cash	12,358	1,009,054	186
Income receivable	13,587,149	37,368,198	5,853,344
Receivable for shares sold	1,581,984	636,282	--
TOTAL ASSETS	8,391,533,625	17,284,594,493	12,078,825,457
Liabilities:
Payable for investments purchased	79,934,744	--	--
Payable for shares redeemed	2,393,173	1,444,089	774,113
Payable for account administration fee (Note 5)	--	6,600	--
Payable for Directors'/Trustees' fees	--	378	--
Payable for distribution services fee (Note 5)	5,684	6,600	96,399
Payable for shareholder services fee (Note 5)	631,769	972,547	1,145,875
Income distribution payable	6,245,058	17,182,118	12,905,799
Accrued expenses	94,070	280,184	213,239
TOTAL LIABILITIES	89,304,498	19,892,516	15,135,425
TOTAL NET ASSETS	$8,302,229,127	$17,264,701,977	$12,063,690,032
Net Assets Consist of:
Paid-in capital	$8,302,162,439	$17,264,724,141	$12,063,724,092
Accumulated net realized loss on investments	--	(20,783)	--
Undistributed (distributions in excess of) net investment income	66,688	(1,381)	(34,060)
TOTAL NET ASSETS	$8,302,229,127	$17,264,701,977	$12,063,690,032

Statements of Assets and Liabilities - continued

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Net Assets:
Institutional Shares	$5,013,509,451	$12,880,433,931	$5,778,797,388
Institutional Service Shares	3,263,947,301	4,351,909,331	5,157,756,911
Institutional Capital Shares	100	--	690,810,536
Trust Shares	24,772,275	32,358,715	436,325,197
TOTAL NET ASSETS	$8,302,229,127	$17,264,701,977	$12,063,690,032
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,013,439,113	12,880,374,367	5,778,622,301
Institutional Service Shares	3,263,951,549	4,351,990,698	5,157,919,915
Institutional Capital Shares	100	--	690,849,015
Trust Shares	24,771,677	32,358,531	436,332,861
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2005 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$78,343,051	$184,313,798	$107,588,313
Expenses:
Investment adviser fee (Note 5)	8,420,458	19,668,959	12,063,957
Administrative personnel and services fee (Note 5)	3,380,814	7,897,087	4,843,679
Account administration fee--Trust Shares (Note 5)	34,636	45,086	554,082
Custodian fees	183,040	476,169	256,536
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	64,028	159,656	39,170
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	36,009	51,776	33,352
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares	--	--	4,702
Transfer and dividend disbursing agent fees and expenses--Trust Shares	333	392	2,956
Directors'/Trustees' fees	30,152	83,695	38,624
Auditing fees	7,126	7,126	6,875
Legal fees	3,919	6,100	4,422
Portfolio accounting fees	94,749	94,749	100,724
Distribution services fee--Trust Shares (Note 5)	34,636	45,086	554,082
Shareholder services fee--Institutional Shares (Note 5)	6,714,153	18,554,826	7,357,552
Shareholder services fee--Institutional Service Shares (Note 5)	3,776,784	5,986,287	6,273,934
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	894,379
Share registration costs	30,606	33,030	33,304
Printing and postage	18,983	26,661	21,428
Insurance premiums	30,145	75,760	39,528
Miscellaneous	30,644	60,316	32,983
TOTAL EXPENSES	22,891,215	53,272,761	33,156,269

Statements of Operations - continued

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	$(3,531,628)	$(8,087,414)	$(4,915,405)
Waiver of administrative personnel and services fee	(172,619)	(403,214)	(247,311)
Waiver of shareholder services fee--Institutional Shares	(6,714,153)	(18,554,826)	(7,357,552)
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(536,627)
TOTAL WAIVERS	(10,418,400)	(27,045,454)	(13,056,895)
Net expenses	12,472,815	26,227,307	20,099,374
Net investment income	65,870,236	158,086,491	87,488,939
Net realized gain on investments	--	5,651	--
Change in net assets resulting from operations	$65,870,236	$158,092,142	$87,488,939

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$65,870,236	$71,238,127
Net realized gain (loss) on investments	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,870,236	71,238,127
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(44,324,013)	(49,498,177)
Institutional Service Shares	(21,363,293)	(21,514,103)
Trust Shares	(160,279)	(149,135)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,847,585)	(71,161,415)
Share Transactions:
Proceeds from sale of shares	41,521,408,627	79,184,941,730
Net asset value of shares issued to shareholders in payment of distributions declared	33,339,290	34,668,608
Cost of shares redeemed	(41,450,450,673)	(80,838,568,606)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	104,297,244	(1,618,958,268)
Change in net assets	104,319,895	(1,618,881,556)
Net Assets:
Beginning of period	8,197,909,232	9,816,790,788
End of period	$8,302,229,127	$8,197,909,232
Undistributed (distributions in excess of) net investment income	$66,688	$44,037

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$158,086,491	$220,236,864
Net realized gain (loss) on investments	5,651	23,886
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	158,092,142	220,260,750
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(123,445,664)	(183,542,891)
Institutional Service Shares	(34,301,600)	(36,634,978)
Trust Shares	(214,171)	(107,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(157,961,435)	(220,285,445)
Share Transactions:
Proceeds from sale of shares	94,096,055,486	223,176,401,541
Net asset value of shares issued to shareholders in payment of distributions declared	61,387,251	85,326,178
Cost of shares redeemed	(98,272,349,211)	(226,792,661,193)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,114,906,474)	(3,530,933,474)
Change in net assets	(4,114,775,767)	(3,530,958,169)
Net Assets:
Beginning of period	21,379,477,744	24,910,435,913
End of period	$17,264,701,977	$21,379,477,744
Undistributed (distributions in excess of) net investment income	$(1,381)	$(126,437)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$87,488,939	$83,689,223
Net realized gain (loss) on investments	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	87,488,939	83,689,223
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(46,641,784)	(43,319,552)
Institutional Service Shares	(33,277,819)	(32,701,751)
Institutional Capital Shares	(5,198,798)	(7,241,896)
Trust Shares	(2,402,196)	(1,112,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(87,520,597)	(84,376,197)
Share Transactions:
Proceeds from sale of shares	30,532,677,295	55,678,005,529
Net asset value of shares issued to shareholders in payment of distributions declared	27,562,115	23,383,090
Cost of shares redeemed	(30,400,049,610)	(55,449,655,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	160,189,800	251,733,488
Change in net assets	160,158,142	251,046,514
Net Assets:
Beginning of period	11,903,531,890	11,652,485,376
End of period	$12,063,690,032	$11,903,531,890
Undistributed (distributions in excess of) net investment income	$(34,060)	$(2,402)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective February 19, 2003, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund began offering Trust Shares.

Effective January 18, 2005, for Government Obligations Fund, Institutional Capital Shares became effective, but have not been offered to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, transfer and dividend disbursing, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Government Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,481,905,236	$31,481,905,236	58,307,557,805	$58,307,557,805
Shares issued to shareholders in payment of distributions declared	23,220,779	23,220,779	23,600,384	23,600,384
Shares redeemed	(31,625,945,173)	(31,625,945,173)	(59,363,341,960)	(59,363,341,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(120,819,158)	$(120,819,158)	(1,032,183,771)	$(1,032,183,771)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,949,817,992	$9,949,817,992	20,677,903,773	$20,677,903,773
Shares issued to shareholders in payment of distributions declared	10,089,265	10,089,265	11,041,052	11,041,052
Shares redeemed	(9,732,401,826)	(9,732,401,826)	(21,273,795,011)	(21,273,795,011)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	227,505,431	$227,505,431	(584,850,186)	$(584,850,186)

	Period Ended 1/31/2005 [1]
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	--	--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	--	--	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	100	$100	--	--

Government Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	89,685,299	$89,685,299	199,480,152	$199,480,152
Shares issued to shareholders in payment of distributions declared	29,246	29,246	27,172	27,172
Shares redeemed	(92,103,674)	(92,103,674)	(201,431,635)	(201,431,635)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(2,389,129)	$(2,389,129)	(1,924,311)	$(1,924,311)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	104,297,244	$104,297,244	1,618,958,268	$1,618,958,268

Prime Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	72,707,769,078	$72,707,769,078	174,328,635,702	$174,328,635,702
Shares issued to shareholders in payment of distributions declared	50,971,947	50,971,947	74,500,767	74,500,767
Shares redeemed	(76,397,881,649)	(76,397,881,649)	(177,993,748,461)	(177,993,748,461)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,639,140,624)	$(3,639,140,624)	(3,590,611,992)	$(3,590,611,992)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,291,979,746	$21,291,979,746	48,642,896,352	$48,642,896,352
Shares issued to shareholders in payment of distributions declared	10,305,684	10,305,684	10,763,253	10,763,253
Shares redeemed	(21,774,937,653)	(21,774,937,653)	(48,618,294,236)	(48,618,294,236)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(472,652,223)	$(472,652,223)	35,365,369	$35,365,369

Prime Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	96,306,662	$96,306,662	204,869,487	$204,869,487
Shares issued to shareholders in payment of distributions declared	109,620	109,620	62,158	62,158
Shares redeemed	(99,529,909)	(99,529,909)	(180,618,496)	(180,618,496)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(3,113,627)	$(3,113,627)	24,313,149	$24,313,149
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,114,906,474)	$(4,114,906,474)	(3,530,933,474)	$(3,530,933,474)

Treasury Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,505,192,752	$17,505,192,752	26,116,665,494	$26,116,665,494
Shares issued to shareholders in payment of distributions declared	21,038,574	21,038,574	16,665,409	16,665,409
Shares redeemed	(17,305,814,578)	(17,305,814,578)	(25,660,247,012)	(25,660,247,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	220,416,748	$220,416,748	473,083,891	$473,083,891

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,894,509,506	$9,894,509,506	24,069,334,849	$24,069,334,849
Shares issued to shareholders in payment of distributions declared	5,678,793	5,678,793	5,901,733	5,901,733
Shares redeemed	(9,707,443,853)	(9,707,443,853)	(24,879,897,780)	(24,879,897,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	192,744,446	$192,744,446	(804,661,198)	$(804,661,198)

Treasury Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,656,210,328	$2,656,210,328	3,897,511,596	$3,897,511,596
Shares issued to shareholders in payment of distributions declared	460,884	460,884	661,999	661,999
Shares redeemed	(2,837,595,910)	(2,837,595,910)	(3,649,795,252)	(3,649,795,252)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(180,924,698)	$(180,924,698)	248,378,343	$248,378,343

Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	476,764,709	$476,764,709	1,594,493,590	$1,594,493,590
Shares issued to shareholders in payment of distributions declared	383,864	383,864	153,949	153,949
Shares redeemed	(549,195,269)	(549,195,269)	(1,259,715,087)	(1,259,715,087)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(72,046,696)	$(72,046,696)	334,932,452	$334,932,452
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	160,189,800	$160,189,800	251,733,488	$251,733,488

1 For period from January 18, 2005 (start of performance) to January 31, 2005.

4. FEDERAL TAX INFORMATION

At July 31, 2004, the following Fund had capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Total Capital Loss Carryforward
Prime Obligations Fund	$ 6,788	$ 19,646	$26,434

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Funds' Trust Shares pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2005, Institutional Shares for Government Obligations Fund, Prime Obligations Fund, and Institutional Capital Shares for Government Obligations Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Obligations Fund's portfolio, may be comprised of obligations of banks. As a result, the Prime Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, ("Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

30075 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Loss on Investments		Total From Investment Operations	Distributions From Net Investment Income
Municipal Obligations Fund
July 31, 2000	$1.00	0.037	--		0.037	(0.037)
July 31, 2001	$1.00	0.037	--		0.037	(0.037)
July 31, 2002	$1.00	0.017	--		0.017	(0.017)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.008	(0.000)	[3]	0.008	(0.008)
January 31, 2005 [4]	$1.00	0.007	--		0.007	(0.007)

Prime Cash Obligations Fund
July 31, 2000	$1.00	0.056	--		0.056	(0.056)
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
January 31, 2005 [4]	$1.00	0.008	--		0.008	(0.008)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

4 For the six months ended January 31, 2005 (unaudited).

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets						Net Asset Value, End of Period (000 Omitted)
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]

$1.00	3.79%		0.30%		3.65%		0.30%		$ 72,714
$1.00	3.75%		0.30%		3.64%		0.29%		$ 157,035
$1.00	1.67%		0.30%		1.63%		0.28%		$196,824
$1.00	1.13%		0.30%		1.08%		0.27%		$416,036
$1.00	0.82%		0.30%		0.82%		0.27%		$265,345
$1.00	0.67%		0.30%	[5]	1.35%	[5]	0.27%	[5]	$286,071

$1.00	5.78%		0.30%		5.58%		0.27%		$163,282
$1.00	5.64%		0.30%		5.28%		0.27%		$516,333
$1.00	2.22%		0.30%		2.07%		0.26%		$894,934
$1.00	1.25%		0.30%		1.26%		0.26%		$690,099
$1.00	0.87%		0.30%		0.86%		0.26%		$634,504
$1.00	0.80%		0.30%	[5]	1.56%	[5]	0.26%	[5]	$572,598

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Prime Value Obligations Fund
July 31, 2000	$1.00	0.056	--		0.056	(0.056)	--
July 31, 2001	$1.00	0.055	--		0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--		0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
January 31, 2005 [3]	$1.00	0.008	--		0.008	(0.008)	--

Treasury Obligations Fund
July 31, 2000	$1.00	0.053	--		0.053	(0.053)	--
July 31, 2001	$1.00	0.052	--		0.052	(0.052)	--
July 31, 2002	$1.00	0.019	0.001		0.020	(0.019)	(0.001)
July 31, 2003	$1.00	0.012	0.000	[5]	0.012	(0.012)	(0.000	) [5]
July 31, 2004	$1.00	0.008	--		0.008	(0.008)	--
January 31, 2005 [3]	$1.00	0.007	--		0.007	(0.007)	0.00

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the six months ended January 31, 2005 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets						Net Asset Value, End of Period (000 Omitted)
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]

(0.056)	$1.00	5.80%		0.28%		5.66%		0.30%		$ 236,780
(0.055)	$1.00	5.68%		0.28%		5.27%		0.29%		$ 445,538
(0.022)	$1.00	2.26%		0.29%		2.29%		0.27%		$ 506,382
(0.013)	$1.00	1.29%		0.29%		1.29%		0.27%		$ 387,288
(0.009)	$1.00	0.90%		0.29%		0.90%		0.27%		$ 883,749
(0.008)	$1.00	0.82%		0.29%	[4]	1.61%	[4]	0.27%	[4]	$1,019,641

(0.053)	$1.00	5.47%		0.30%		5.25%		0.24%		$334,019
(0.052)	$1.00	5.37%		0.30%		5.16%		0.24%		$611,386
(0.020)	$1.00	2.06%		0.30%		1.85%		0.24%		$577,516
(0.012)	$1.00	1.17%		0.30%		1.23%		0.24%		$623,407
(0.008)	$1.00	0.76%		0.30%		0.75%		0.24%		$871,735
(0.007)	$1.00	0.75%		0.30%	[4]	1.45%	[4]	0.24%	[4]	$690,811
Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period	[1]
Actual:
Municipal Obligations Fund	$1,000	$1,006.70	$1.52
Prime Cash Obligations Fund	$1,000	$1,008.00	$1.52
Prime Value Obligations Fund	$1,000	$1,008.20	$1.47
Treasury Obligations Fund	$1,000	$1,007.46	$1.52
Hypothetical (assuming a 5% return before expenses):
Municipal Obligations Fund	$1,000	$1,023.69	$1.53
Prime Cash Obligations Fund	$1,000	$1,023.69	$1.53
Prime Value Obligations Fund	$1,000	$1,023.74	$1.48
Treasury Obligations Fund	$1,000	$1,023.69	$1.53

1 Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Municipal Obligations Fund	0.30%
Prime Cash Obligations Fund	0.30%
Prime Value Obligations Fund	0.29%
Treasury Obligations Fund	0.30%

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	78.6%
Municipal Notes	19.0%
Commercial Paper	2.4%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	50.9%	Prime-1	90.6%
A-1	42.2%
A-2	1.9%	Prime-2	1.1%
Not rated by S&P	5.0%	Not rated by Moody's	8.3%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	78.9%
8-30 Days	2.2%
31-90 Days	2.5%
91-180 Days	6.0%
181 Days or more	10.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 4.6% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--1.3%
$2,860,000		Birmingham, AL IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$2,860,000
1,910,000		Calhoun County, AL Economic Development Council, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	1,910,000
17,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
4,175,000		Mobile, AL Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,350,000
2,815,000		Orange Beach, AL IDB (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,815,000
		TOTAL	36,835,000
		Alaska--0.3%
4,500,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD)	4,500,000
5,500,000		Valdez, AK Marine Terminal (Series 2002), 1.47% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2005	5,500,000
		TOTAL	10,000,000
		Arizona--0.2%
1,255,000	[2]	Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,255,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,024,000	[2]	Pima County, AZ IDA, Single Family Mortgages, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,024,000
		TOTAL	4,954,000
		Arkansas--2.9%
1,000,000		Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,630,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arkansas--continued
$14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	$14,000,000
13,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)	13,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.)	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	7,100,000
		TOTAL	83,930,000
		California--4.7%
3,400,000		ABAG Finance Authority for Non-Profit Corporations (Series 2003), Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC)	3,400,000
9,000,000	[2]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	9,000,000
19,000,000	[2]	California PCFA (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	19,000,000
1,980,000		California PCFA (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC)	1,980,000
46,000,000		California State, 3.00% RANs, 6/30/2005	46,234,627
2,500,000	[2]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
2,845,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	2,845,000
40,000,000	[2]	California Statewide Communities Development Authority (Series 2004 FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	40,000,000
8,490,000		Fresno, CA (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	8,490,000
514,645	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	514,645
850,000		Los Angeles County, CA IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	850,000
		TOTAL	134,814,272
		Colorado--3.8%
3,015,000	[2]	Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,015,000
59,975,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	59,975,000
10,600,000	[2]	Denver, CO City & County Airport Authority (PT-724), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--continued
$5,500,000	[2]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,500,000
10,000,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank Girozentrale LIQ)	10,000,000
5,000,000		Denver, CO City & County Airport Authority (Series 2004B), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank Girozentrale LIQ)	5,000,000
14,660,000	[2]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
		TOTAL	108,750,000
		Connecticut--0.6%
1,000,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
650,000		Connecticut Development Authority Health Care Revenue (Series 1999), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	650,000
7,500,000		Connecticut State HEFA (Series F), Weekly VRDNs (University of Hartford, CT)/(Citizens Bank of Rhode Island LOC)	7,500,000
155,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ)	155,000
7,080,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	7,080,000
1,200,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	1,200,000
		TOTAL	17,585,000
		District of Columbia--0.2%
5,000,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)	5,000,000
		Florida--4.1%
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
6,903,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,903,000
4,689,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,689,000
2,810,000		Coconut Creek, FL (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	2,810,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$6,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	$6,000,000
7,500,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	7,564,246
35,500,000	[2]	Miami-Dade County, FL Aviation (Series 2004 FR/RI-L72J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	35,500,000
12,000,000	[2]	Miami-Dade County, FL Aviation (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,675,000	[2]	Miami-Dade County, FL HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,675,000
12,700,000		Miami-Dade County, FL IDA (Series 1999A), Weekly VRDNs (Airis Miami LLC)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	12,700,000
12,895,000	[2]	Palm Beach County, FL HFA (PT-2302), Weekly VRDNs (Saddlebrook Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	12,895,000
		TOTAL	118,736,246
		Georgia--1.9%
3,500,000	[2]	Atlanta, GA Airport General Revenue (PA 926R), 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	3,500,000
9,000,000		Cobb County, GA Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)	9,000,000
15,745,000	[2]	Cobb County, GA Housing Authority (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	15,745,000
12,800,000		Crisp County - Cordele, GA IDA (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Royal Bank of Canada, Montreal LOC)	12,800,000
6,390,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,390,000
1,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	1,000,000
7,000,000		Kennesaw, GA Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC)	7,000,000
		TOTAL	55,435,000
		Hawaii--0.1%
680,000	[2]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	680,000
2,215,000	[2]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000
		TOTAL	2,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--3.3%
$8,050,000	[2]	Chicago, IL O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	$8,050,000
1,070,000	[2]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
7,305,000	[2]	Chicago, IL O'Hare International Airport (PT-664), Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	7,305,000
9,995,000	[2]	Chicago, IL O'Hare International Airport (PT-685), 1.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 5/5/2005	9,995,000
7,000,000	[2]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
6,055,000	[2]	Chicago, IL O'Hare International Airport (PT-933), 1.25% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,055,000
5,200,000	[2]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ)	5,200,000
4,655,000	[2]	Chicago, IL Single Family Mortgage (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,655,000
2,450,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,450,000
1,555,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC)	1,555,000
6,150,000		Chicago, IL (Series 2003 B-1), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,150,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	10,500,000
5,980,000	[2]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	5,980,000
515,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,740,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,740,000
950,000		Illinois Development Finance Authority, IDB (Series 1989), Weekly VRDNs (Addison 450 LP)/(J.P. Morgan Chase Bank, N.A. LOC)	950,000
1,600,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,600,000
3,645,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank, N.A. LOC)	3,645,000
3,000,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC)	3,000,000
5,640,000		Robbins (Village of), IL (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Citibank N.A., New York LOC)	5,640,000
		TOTAL	95,055,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--1.6%
$750,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC)	$750,000
10,000,000		Hamilton Southeastern, IN School Corp., 3.25% TANs, 12/30/2005	10,075,572
1,170,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
2,510,000	[2]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,510,000
2,585,000	[2]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
7,305,000	[2]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,305,000
1,630,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,630,000
3,320,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	3,320,000
4,350,000		North Adams, IN Community Schools, 2.75% TANs, 12/30/2005	4,365,448
340,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	340,000
2,400,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,400,000
		TOTAL	44,851,020
		Kansas--0.3%
5,230,000	[2]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), 1.50% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	5,230,000
1,995,000	[2]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,995,000
		TOTAL	7,225,000
		Kentucky--0.7%
6,000,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,210,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC)	1,210,000
11,995,000	[2]	Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
2,415,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,415,000
		TOTAL	21,620,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Louisiana--1.0%
$4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC)	10,100,000
1,810,000	[2]	Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	1,810,000
7,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
		TOTAL	27,910,000
		Maine--0.5%
3,000,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,000,000
1,950,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	1,950,000
5,130,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 2.17% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,130,000
1,375,000		Trenton, ME (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,375,000
1,565,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,565,000
		TOTAL	13,020,000
		Maryland--1.2%
5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	5,850,000
11,460,000		Maryland State Community Development Administration (2004 Series K), 2.10% TOBs, Mandatory Tender 12/5/2005	11,460,000
2,495,000	[2]	Maryland State Community Development Administration (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,495,000
6,190,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,190,000
1,200,000	[2]	Maryland State Community Development Administration (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	1,200,000
1,575,000	[2]	Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,575,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	$750,000
1,000,000	[2]	Northeast, MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,000,000
		TOTAL	34,520,000
		Massachusetts--2.5%
18,800,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs)	18,800,000
20,000,000		Lawrence, MA, 3.25% BANs, 12/22/2005	20,173,571
7,500,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,500,000
3,260,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Fleet National Bank LOC)	3,260,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	4,500,000
4,000,000		Massachusetts State HFA (Series R), 1.15% BANs, 5/2/2005	4,000,000
14,610,000	[2]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	14,610,000
		TOTAL	72,843,571
		Michigan--0.2%
6,000,000	[2]	Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,000,000
		Minnesota--3.3%
3,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,000,000
6,440,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
3,865,000		Dakota County, MN Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(Lasalle Bank, N.A. LOC)	3,865,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	3,320,000
1,800,000		Minneapolis, MN IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
5,220,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
8,975,000	[2]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
30,015,000		Minnesota State HFA (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005	30,015,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$19,000,000		Minnesota State HFA (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	$19,000,000
1,900,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	1,900,000
1,780,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,780,000
715,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	715,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000
5,800,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments, LLC)/(Lasalle Bank, N.A. LOC)	5,800,000
		TOTAL	94,080,000
		Mississippi--1.9%
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC)	3,415,000
2,445,000	[2]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	2,445,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners, LP)/(FNMA LOC)	7,500,000
6,960,000	[2]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,960,000
3,200,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,200,000
3,940,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,940,000
18,685,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
9,790,000		Mississippi Regional Housing Authorithy No. II (Series 1998), 2.15% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2005	9,790,000
		TOTAL	55,935,000
		Missouri--1.5%
1,230,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	1,230,000
2,845,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,845,000
2,260,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,260,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Missouri--continued
$1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC)	$1,000,000
36,975,000	[2]	University of Missouri, Capital Project Notes (Series 2004 FR/RI-L44), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	36,975,000
		TOTAL	44,310,000
		Montana--0.7%
7,790,000	[2]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	7,790,000
2,570,000	[2]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,570,000
4,440,000	[2]	Montana State Board of Housing, PUTTERs (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,440,000
5,735,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	5,735,000
		TOTAL	20,535,000
		Multi State--8.7%
11,425,017	[2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	11,425,017
4,485,500	[2]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,485,500
8,800,000	[2]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	8,800,000
6,500,000	[2]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	6,500,000
7,000,000	[2]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	7,000,000
34,424,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	34,424,000
37,140,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	37,140,000
26,505,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	26,505,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$24,905,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$24,905,000
43,780,340	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	43,780,340
33,663,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	33,663,000
1,062,501	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,062,501
1,223,823	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,223,823
2,930,507	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,930,507
5,993,821	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,993,821
		TOTAL	249,838,509
		Nebraska--1.0%
3,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,400,000
1,800,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
8,995,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	8,995,000
8,496,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	8,496,000
905,000	[2]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	905,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000
		TOTAL	29,296,000
		Nevada--1.4%
12,500,000		Clark County, NV IDRB (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,140,000		Clark County, NV (Series 1997A), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	7,140,000
7,535,000		Clark County, NV (Series 1998), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	7,535,000
13,000,000	[2]	Washoe County, NV Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)	13,000,000
		TOTAL	40,175,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Hampshire--1.4%
$1,537,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	$1,537,000
10,000,000		New Hampshire Business Finance Authority, PCRB (Series A), 1.95% CP (New England Power Co.), Mandatory Tender 4/7/2005	10,000,000
10,000,000		New Hampshire Business Finance Authority, PCRB (Series A), 1.98% CP (New England Power Co.), Mandatory Tender 4/7/2005	10,000,000
9,160,000		New Hampshire Higher Educational & Health Facilities Authority (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)	9,160,000
6,115,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs)	6,115,000
1,880,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,880,000
1,235,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,235,000
		TOTAL	39,927,000
		New Jersey--1.9%
1,315,000		Lopatcong, NJ, 1.85% BANs, 4/1/2005	1,315,355
4,371,950		Millstone Township, NJ, 3.00% BANs, 8/12/2005	4,392,359
8,415,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	8,415,000
20,000,000	[2]	New Jersey State (Series 2004 FR/RI-L56J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	20,000,000
1,000,000		New Jersey Turnpike Authority (Series 2003C-3), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,000,000
4,900,000		Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005	4,938,501
5,422,138		Perth Amboy, NJ, 3.00% BANs, 8/5/2005	5,457,261
1,646,000		Union Beach, NJ, 2.00% BANs, 3/17/2005	1,646,674
4,886,000		Union City, NJ, 3.00% BANs, 5/18/2005	4,904,134
3,217,000		Willingboro Township, NJ, 3.00% BANs, 7/22/2005	3,235,960
		TOTAL	55,305,244
		New Mexico--2.4%
2,050,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
4,910,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,910,000
3,075,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--continued
$32,000,000		New Mexico Mortgage Finance Authority (Series 2004), 2.40% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	$32,000,000
16,494,838		New Mexico Mortgage Finance Authority, 2.30625% TOBs (AIG Funding, Inc.), Mandatory Tender 9/23/2005	16,494,838
1,470,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,470,000
3,820,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	3,820,000
2,070,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	2,070,000
2,770,000	[2]	New Mexico Mortgage Finance Authority (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	2,770,000
		TOTAL	68,659,838
		New York--6.0%
5,907,750		Adirondack, NY Central School District, 3.00% BANs, 9/14/2005	5,948,865
10,246,000		Clymer, NY Central School District, 2.75% BANs, 6/23/2005	10,283,195
1,650,000		East Rochester, NY Housing Authority (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	1,650,000
14,175,000		Johnson City, NY Central School District, 3.00% BANs, 6/17/2005	14,239,878
31,000,000		New York City, NY Housing Development Corp., (Series 2004 A), Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	31,000,000
20,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	20,000,000
25,000,000		New York City, NY Municipal Water Finance Authority (Series 2003 C-1), Daily VRDNs (State Street Bank and Trust Co. LIQ)	25,000,000
30,000,000		New York City, NY Municipal Water Finance Authority (Series 5), 1.80% CP, Mandatory Tender 3/1/2005	30,000,000
3,360,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G), Weekly VRDNs (Bank of New York LIQ)	3,360,000
5,000,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	5,000,000
10,000,000		Syracuse, NY (Series 2004D), 2.75% RANs (Bank of New York LOC), 6/30/2005	10,041,210
17,500,000		Waterloo, NY Central School District, 3.00% BANs, 6/20/2005	17,588,021
		TOTAL	174,111,169
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--1.1%
$3,000,000		Catawba County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	$3,000,000
2,840,000	[2]	Charlotte, NC Airport (PT-719), 1.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), Optional Tender 5/5/2005	2,840,000
4,530,000		Davie County, NC Industrial Facilities & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	4,530,000
1,000,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
940,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	940,000
3,325,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	3,325,000
2,450,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	2,450,000
2,225,000	[2]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,225,000
1,050,000		North Carolina Medical Care Commission (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	1,050,000
11,000,000	[2]	North Carolina State (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	11,000,000
190,000		Sampson County, NC Industrial Facilities and PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	190,000
		TOTAL	32,550,000
		Ohio--2.2%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/ (Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
5,845,000		Akron, Bath & Copley, OH Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC)	5,845,000
6,000,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,000,000
5,960,000	[2]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,960,000
3,950,000		Hamilton, OH Multi-Family Housing (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
8,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	8,000,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$2,300,000	[2]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$2,300,000
4,465,000	[2]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,465,000
5,525,000	[2]	Ohio State Building Authority (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,525,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
3,575,000		Ohio Waste Development Authority Solid Waste (Series 2001) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	3,575,000
2,107,600		Wapakoneta, OH, 2.20% BANs, 6/16/2005	2,109,128
		TOTAL	62,499,128
		Oklahoma--0.9%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC)	6,000,000
12,500,000	[2]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	12,500,000
6,000,000		Oklahoma Development Finance Authority (Series 2003), 2.42% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	6,000,000
		TOTAL	24,500,000
		Oregon--0.6%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000
		TOTAL	18,500,000
		Pennsylvania--3.3%
1,000,000		Chester County, PA IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
8,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	8,031,113
1,667,000		Northampton County, PA IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,667,000
750,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	750,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.)	10,000,000
25,000,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$19,600,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)	$19,600,000
20,300,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	20,300,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000
		TOTAL	96,348,113
		Rhode Island--0.7%
7,500,000		Lincoln, RI, 3.00% BANs, 10/12/2005	7,559,167
3,855,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,855,000
8,815,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	8,815,000
		TOTAL	20,229,167
		South Carolina--2.2%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
19,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)	19,000,000
500,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.)	500,000
13,000,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
2,140,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank LOC)	2,140,000
1,950,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(SouthTrust Bank LOC)	1,950,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	200,000
300,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	300,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	200,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,000,000		York County, SC IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,000,000
		TOTAL	62,990,000
		South Dakota--0.2%
5,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--0.6%
$1,000,000		Cheatham County, TN IDB (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	$1,000,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
950,000		Knox County, TN IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	950,000
9,505,000		Shelby County, TN Health Education & Housing Facilities Board (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	9,505,000
300,000		South Pittsburg, TN IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	300,000
2,520,000		Tullahoma, TN IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	2,520,000
		TOTAL	17,275,000
		Texas--18.7%
12,000,000	[2]	Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,905,000	[2]	Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,905,000
5,200,000		Brazos Harbor, TX IDC (Series 2003), 1.80% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 8/1/2005	5,200,000
24,125,000		Brazos River Authority, TX (Series 2001 D-1), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	24,125,000
17,300,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	17,300,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	10,000,000
1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	1,200,000
5,910,000		Colorado County, TX IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(SouthTrust Bank LOC)	5,910,000
9,000,000	[2]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,915,000	[2]	Dallas-Fort Worth, TX International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
3,035,000	[2]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,035,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)	7,150,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$3,000,000	[2]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	$3,000,000
21,580,000	[2]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,580,000
2,575,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	2,575,000
34,200,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp)	34,200,000
35,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp)	35,200,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	15,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	7,000,000
15,105,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp)	15,105,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp)	22,700,000
6,675,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp)/(BP PLC GTD)	6,675,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.)	8,000,000
61,955,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	61,955,000
4,099,000	[2]	Harris County, TX HFDC, Roaring Forks Certificates (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,099,000
9,585,000	[2]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,585,000
13,460,000	[2]	Houston, TX (Series 2004 FR/RI-L41), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	13,460,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
15,000,000		Port Arthur Navigation District, TX IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	15,000,000
3,170,000		Saginaw, TX IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,170,000
7,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series 2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005	7,000,000
6,310,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	6,310,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$7,000,000	[2]	San Antonio, TX Independent School District (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	$7,000,000
2,425,000	[2]	Tarrant County, TX Housing Finance Corp., (PT-2044), Weekly VRDNs (Hulen Bend Seniors Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,425,000
3,000,000	[2]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,000,000
6,500,000		Texas State Department of Housing & Community Affairs (Series 2004F), 1.95% TOBs, Mandatory Tender 8/3/2005	6,500,000
5,000,000	[2]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	5,000,000
9,016,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 1.65% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/10/2005	9,016,000
2,295,000	[2]	Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	2,295,000
55,000,000		Texas State (Series 2004), 3.00% TRANs, 8/31/2005	55,364,873
30,000,000	[2]	Texas State, TRANs (Series 2004 FR/RI-L60J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	30,000,000
3,850,000		Waxahachie, TX IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000
		TOTAL	538,299,873
		Utah--0.5%
12,200,000		Murray City, UT (Series 2003D), Daily VRDNs (IHC Health Services, Inc.)	12,200,000
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	1,500,000
		TOTAL	13,700,000
		Vermont--0.6%
5,950,000	[2]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,950,000
5,955,000	[2]	Vermont HFA, MERLOTS (Series 2001-A49), 2.17% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,955,000
5,255,000	[2]	Vermont HFA, MERLOTS (Series 2001-A91), 2.17% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,255,000
		TOTAL	17,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--1.4%
$10,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	$10,000,000
8,000,000		Halifax, VA IDA, MMMs, PCRB (Series 1992), 2.04% CP (Virginia Electric & Power Co.), Mandatory Tender 4/11/2005	8,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	5,000,000
4,500,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	4,500,000
4,630,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,630,000
6,500,000	[2]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
2,800,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	2,800,000
		TOTAL	41,430,000
		Washington--3.1%
6,990,000	[2]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,221,000	[2]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,221,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
4,890,000		Port of Pasco, WA Economic Development Corporation (Series 1996), Weekly VRDNs (Douglas Fruit Company, Inc.)/(U.S. Bank, N.A. LOC)	4,890,000
2,495,000	[2]	Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000	[2]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA (PT-850), 1.66% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/18/2005	4,320,000
3,540,000	[2]	Port of Seattle, WA (PT-1718), Weekly VRDNs (FGIC INS)/(WestLB AG (GTD) LIQ)	3,540,000
8,600,000	[2]	Port of Seattle, WA (PT-1780), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
7,760,000	[2]	Port of Seattle, WA, MERLOTS (Series 2001-A53), 2.22% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	7,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$2,420,000		Seattle, WA Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	$2,420,000
12,850,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	12,850,000
11,790,000	[2]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 2.17% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	11,790,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
		TOTAL	89,676,000
		West Virginia--0.6%
1,280,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,280,000
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.92% CP (Virginia Electric & Power Co.), Mandatory Tender 2/1/2005	9,000,000
1,500,000		Grant County, WV County Commission, PCRB (Series 1994), 2.05% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2005	1,500,000
4,825,000	[2]	South Charleston, WV (PT-1637), Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,825,000
		TOTAL	16,605,000
		Wisconsin--1.5%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	9,500,000
1,000,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC)	1,000,000
2,430,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,430,000
6,000,000		Mequon-Thiensville, WI School District, 2.50% TRANs, 9/9/2005	6,028,428
2,300,000		Milwaukee, WI (Series 1997), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$3,080,000		Sussex, WI IDB (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,080,000
18,000,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	18,000,000
		TOTAL	43,338,428
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	2,874,252,578
		OTHER ASSETS AND LIABILITIES - NET--0.2%	8,671,574
		TOTAL NET ASSETS--100%	$2,882,924,152

Securities that are subject to federal alternative minimum tax (AMT) represent 69.5% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.1%	2.9%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $1,161,405,154 which represents 40.3% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreements
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Putable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SA	--Support Agreement
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	37.8%
Variable Rate Demand Instruments	49.7%
Repurchase Agreements	6.9%
Bank Instruments	5.6%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	67.9%	Prime-1	98.4%
A-1	30.0%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	2.1%	Not rated by Moody's	1.6%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	39.8%	[5]
8-30 Days	29.6%
31-90 Days	21.0%
91-180 Days	6.3%
181 Days or more	3.3%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.6% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 17.9% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.2%
		Finance - Automotive--1.6%
$8,572,404	[1]	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	$8,572,404
50,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	50,000,000
2,477,960		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	2,477,960
21,907,415		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	21,907,415
9,548,682		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	9,548,682
23,842,773		WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005	23,842,773
		TOTAL	116,349,234
		Finance - Equipment--0.5%
12,306,194	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	12,306,194
26,517,939		CNH Equipment Trust 2004-A, Class A1, 2.000%, 10/14/2005	26,506,720
		TOTAL	38,812,914
		Finance - Retail--2.0%
149,000,000		Permanent Financing (No. 6) PLC, Class A-1, 2.390%, 9/10/2005	149,000,000
		Insurance--0.1%
5,643,330		Onyx Acceptance Auto Owner Trust 2004-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.828%, 9/15/2005	5,643,330
		TOTAL ASSET-BACKED SECURITIES	309,805,478
		CERTIFICATES OF DEPOSIT--5.6%
		Banking--5.6%
26,000,000		Credit Suisse First Boston, 2.100%, 3/29/2005	26,000,000
35,000,000		DePfa Bank PLC, 2.600%, 6/2/2005	35,001,161
32,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	31,999,605
50,000,000		HBOS Treasury Services PLC, 2.795%, 7/11/2005	50,003,287
25,000,000		Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005	25,000,000
25,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.690%, 5/9/2005	25,000,000
25,000,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	25,000,000
100,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.395%, 2/2/2005	99,999,973
43,000,000		Toronto Dominion Bank, 2.440%, 3/16/2005	43,000,000
50,000,000		U.S. Bank, N.A., 1.280%, 2/23/2005	49,999,549
		TOTAL CERTIFICATES OF DEPOSIT	411,003,575
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--4.3%
		Banking--0.7%
$50,000,000		IXIS Financial Products Inc., 2.600%, 2/1/2005	$50,000,000
		Brokerage--3.6%
110,000,000		Citigroup Global Markets Inc., 2.600%, 2/1/2005	110,000,000
150,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	150,000,000
		TOTAL	260,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	310,000,000
		COMMERCIAL PAPER--18.5% [2]
		Banking--5.1%
125,000,000		Bank of America Corp., 2.040% - 2.140%, 2/4/2005 - 4/6/2005	124,706,167
77,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.560% - 2.620%, 3/29/2005 - 4/25/2005	76,623,572
170,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.130% - 2.670%, 4/4/2005 - 5/3/2005	169,068,300
		TOTAL	370,398,039
		Finance - Automotive--4.5%
75,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.000% - 2.640%, 3/2/2005 - 6/2/2005	74,442,035
117,300,000		New Center Asset Trust, A1+/P1 Series, 1.870% - 2.340%, 2/4/2005 - 2/7/2005	117,266,043
139,500,000		New Center Asset Trust, A1/P1 Series, 2.112% - 2.280%, 2/7/2005 - 3/21/2005	139,348,758
		TOTAL	331,056,836
		Finance - Commercial--3.5%
137,000,000		CIT Group, Inc., 2.100% - 2.800%, 2/3/2005 - 7/11/2005	136,549,827
65,025,000	[1]	Edison Asset Securitization LLC, 2.540%, 6/1/2005	64,474,455
54,000,000		General Electric Capital Corp., 1.990%, 3/9/2005	53,892,540
		TOTAL	254,916,822
		Finance - Retail--2.6%
89,000,000	[1]	Paradigm Funding LLC, 1.880% - 2.370%, 2/14/2005 - 3/30/2005	88,830,864
100,000,000	[1]	Yorktown Capital LLC, 2.330%, 2/3/2005	99,987,056
		TOTAL	188,817,920
		Finance - Securities--2.7%
27,009,000	[1]	Georgetown Funding Co. LLC, 2.570%, 3/17/2005	26,924,162
10,000,000	[1]	Grampian Funding LLC, 2.620%, 4/26/2005	9,938,867
75,000,000	[1]	Perry Global Funding LLC Series A, 2.610%, 4/11/2005	74,624,813
82,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 1.990% - 2.700%, 3/11/2005 - 7/5/2005	81,504,793
		TOTAL	192,992,635
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Insurance--0.1%
$10,000,000	[1]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.620%, 4/25/2005	$9,939,594
		TOTAL COMMERCIAL PAPER	1,348,121,846
		CORPORATE BONDS--0.5%
		Banking--0.5%
20,000,000		Citigroup, Inc., 2.440%, 9/1/2005	20,009,299
13,600,000		Wells Fargo Financial, Inc., (GTD by Wells Fargo & Co.), 2.570%, 9/12/2005	13,610,601
		TOTAL CORPORATE BONDS	33,619,900
		CORPORATE NOTES--2.6%
		Brokerage--1.3%
100,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	100,000,000
		Finance - Securities--0.7%
12,000,000	[1]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 1.570%, 4/20/2005	12,000,000
37,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 1.310%, 2/28/2005	36,999,729
		TOTAL	48,999,729
		Food & Beverage--0.3%
20,000,000	[1]	McDonald's Corp., 4.545%, 3/7/2005	20,057,352
		Pharmaceuticals and Healthcare--0.3%
20,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	20,036,542
		TOTAL CORPORATE NOTES	189,093,623
		GOVERNMENT AGENCIES--5.7%
		Government Agency--5.7%
155,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	155,000,000
111,000,000		Federal Home Loan Mortgage Corp., 2.165% - 3.875%, 2/15/2005 - 11/7/2005	111,013,528
150,000,000		Federal National Mortgage Association, 1.360%, 2/15/2005	150,000,000
		TOTAL GOVERNMENT AGENCIES	416,013,528
		LOAN PARTICIPATION--1.4%
		Aerospace/Auto--0.3%
20,000,000		Johnson Controls, Inc., 2.410%, 4/1/2005	20,000,000
		Chemicals--0.7%
50,000,000		DuPont Teijin Films U.K. Ltd., 2.597%, 9/30/2005	50,000,000
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 2.520%, 5/19/2005	32,000,000
		TOTAL LOAN PARTICIPATION	102,000,000
Principal Amount			Value
		NOTES - VARIABLE--48.3% [3]
		Banking--25.6%
$4,655,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.650%, 2/2/2005	$4,655,000
5,160,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	5,160,000
4,195,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	4,195,000
4,760,000		AW Mobile LLC, (SouthTrust Bank LOC), 2.930%, 2/4/2005	4,760,000
4,416,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,416,000
6,505,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	6,505,000
2,660,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.600%, 2/3/2005	2,660,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 2.620%, 2/3/2005	2,000,000
1,155,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	1,155,000
3,665,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,665,000
8,800,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	8,800,000
8,125,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	8,125,000
5,415,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,415,000
4,085,000		BMW Investments, Inc., (SouthTrust Bank LOC), 2.830%, 2/4/2005	4,085,000
10,040,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	10,040,000
3,745,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,745,000
25,000,000	[1]	Bank of New York Co., Inc., 2.570%, 2/28/2005	25,000,000
9,780,000		Barton Healthcare LLC, (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/2/2005	9,780,000
25,630,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC), 2.600%, 2/2/2005	25,630,000
7,880,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.570%, 2/3/2005	7,880,000
1,000,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 2.610%, 2/3/2005	1,000,000
1,985,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,985,000
186,500,000	[1]	Blue Heron Funding III, Inc., Series 3A, (GTD by WestLB AG), 2.588%, 2/28/2005	186,500,000
35,000,000	[1]	Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG), 2.574%, 2/28/2005	35,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$980,000		Bond Holdings LP, (SouthTrust Bank LOC), 2.550%, 2/4/2005	$980,000
3,335,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,335,000
5,685,000		Briarwood LP, (Series 1999), (J.P. Morgan Chase Bank, N.A. LOC), 2.659%, 2/3/2005	5,685,000
5,995,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 2.710%, 2/3/2005	5,995,000
3,125,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	3,125,000
865,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	865,000
4,845,000		CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,845,000
6,810,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.640%, 2/1/2005	6,810,000
50,000,000		Calyon, Paris, 2.373%, 2/14/2005	49,992,164
2,380,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	2,380,000
55,152,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	55,152,000
364,000		Capital One Funding Corp., (Series 1993-A), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	364,000
1,814,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	1,814,000
695,000		Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	695,000
3,775,000		Charapp Family Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	3,775,000
4,865,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 2.730%, 2/3/2005	4,865,000
9,500,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	9,500,000
13,430,000		Citywide Development Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	13,430,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,350,000
4,700,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 2.600%, 2/2/2005	4,700,000
7,380,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.650%, 2/3/2005	7,380,000
15,000,000		Cook County, IL, Series 2002 A, 2.580%, 2/2/2005	15,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,000,000		Credit Agricole Indosues NY, 2.693%, 4/22/2005	$4,999,517
3,380,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,380,000
4,370,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (J.P. Morgan Chase Bank, N.A. LOC), 2.660%, 2/3/2005	4,370,000
2,900,000		Davis Industries, Inc., (Comerica Bank LOC), 2.420%, 2/3/2005	2,900,000
170,000,000	[1]	DePfa Bank PLC, 2.470%, 3/15/2005	170,000,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,000,000
34,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	33,998,545
4,645,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	4,645,000
7,035,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	7,035,000
2,110,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	2,110,000
5,055,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	5,055,000
920,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	920,000
2,900,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 2.678%, 2/3/2005	2,900,000
7,800,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,800,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 2.709%, 2/3/2005	4,000,000
712,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	712,000
2,125,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,125,000
5,455,000		Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	5,455,000
930,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 2.570%, 2/2/2005	930,000
5,895,000		Freeport, IL, (U.S. Bank, N.A. LOC), 2.710%, 2/3/2005	5,895,000
2,150,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.560%, 2/3/2005	2,150,000
2,520,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	2,520,000
1,500,000		Gary, IN Redevelopment District, (J.P. Morgan Chase Bank, N.A. LOC), 2.600%, 2/3/2005	1,500,000
4,500,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 2.520%, 2/2/2005	4,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,185,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	$1,185,000
4,070,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,070,000
1,585,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	1,585,000
2,420,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	2,420,000
97,000,000	[1]	HBOS Treasury Services PLC, 2.230% 2/21/2005	97,000,000
195,000,000		HBOS Treasury Services PLC, 2.410% - 2.550%, 2/1/2005 - 3/24/2005	195,000,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank LOC), 2.830%, 2/4/2005	8,500,000
8,870,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 2.470%, 2/3/2005	8,870,000
3,350,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 2.630%, 2/3/2005	3,350,000
9,140,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	9,140,000
4,580,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	4,580,000
5,655,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	5,655,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	3,085,000
3,150,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 2.510%, 2/3/2005	3,150,000
8,175,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	8,175,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.420%, 2/3/2005	15,000,000
1,125,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	1,125,000
3,870,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 2.600%, 2/3/2005	3,870,000
11,210,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	11,210,000
3,935,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 2.609%, 2/3/2005	3,935,000
1,580,000		Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,580,000
2,300,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,300,000
1,345,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 2.470%, 2/2/2005	1,345,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,150,000		LCO Ventures LLC, (Fleet National Bank LOC), 2.520%, 2/2/2005	$3,150,000
2,800,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,800,000
5,000,000	[1]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 2.650%, 2/2/2005	5,000,000
4,805,000		Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank LOC), 2.930%, 2/4/2005	4,805,000
2,805,000		Mayer Properties LLP, (SouthTrust Bank LOC), 2.830%, 2/4/2005	2,805,000
1,940,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank LOC), 2.780%, 2/4/2005	1,940,000
8,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	8,300,000
58,750,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.443% - 2.530%, 2/14/2005 - 2/23/2005	58,750,000
1,075,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 2.680%, 2/3/2005	1,075,000
2,900,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 2.678%, 2/3/2005	2,900,000
3,600,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	3,600,000
2,160,000		Mississippi Business Finance Corp., (J.P. Morgan Chase Bank, N.A. LOC), 2.600%, 2/3/2005	2,160,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,275,000
2,835,000		Montgomery, AL IDB, (SouthTrust Bank LOC), 2.600%, 2/3/2005	2,835,000
2,900,000		Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,900,000
2,290,000		New Berlin, WI, Sunraider LLC Series 1997B, (J.P. Morgan Chase Bank, N.A. LOC), 2.470%, 2/3/2005	2,290,000
2,750,000		New Jersey EDA, Morey Organization, Inc. Project, Series 1997, (Wachovia Bank N.A. LOC), 2.600%, 2/2/2005	2,750,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 2.670%, 2/2/2005	2,565,000
3,675,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	3,675,000
5,285,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	5,285,000
3,050,000		Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 2.710%, 2/3/2005	3,050,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,110,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	$3,110,000
4,135,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.650%, 2/3/2005	4,135,000
2,400,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,400,000
6,580,000		R & J Investment Co., (J.P. Morgan Chase Bank, N.A. LOC), 2.660%, 2/3/2005	6,580,000
11,580,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 2.580%, 2/3/2005	11,580,000
55,000,000		Royal Bank of Canada, Montreal, 2.430%, 2/10/2005	55,000,000
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	49,994,705
1,029,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 2.510%, 2/3/2005	1,029,000
7,330,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,330,000
3,645,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 2.550%, 2/2/2005	3,645,000
4,230,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,230,000
5,335,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	5,335,000
44,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	43,998,796
5,815,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (J.P. Morgan Chase Bank, N.A. LOC), 2.590%, 2/3/2005	5,815,000
4,570,000		Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.600%, 2/3/2005	4,570,000
9,060,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 2.650%, 2/3/2005	9,060,000
765,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	765,000
2,555,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,555,000
2,270,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,270,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,740,000
16,025,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	16,025,000
22,500,000	[1]	Thorn Finance S.A., (J.P. Morgan Chase Bank, N.A. Swap Agreement), 2.521%, 3/22/2005	22,500,000
2,280,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 2.570%, 2/2/2005	2,280,000
775,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	775,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,180,000		University Church of Christ, (SouthTrust Bank LOC), 2.778%, 2/4/2005	$3,180,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 2.560%, 2/3/2005	2,055,000
2,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 2.550%, 2/3/2005	2,575,000
5,945,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 2.610%, 2/3/2005	5,945,000
3,820,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	3,820,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,315,000
8,960,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 2.620%, 2/3/2005	8,960,000
119,330,000		Wells Fargo & Co., 2.440% - 2.570%, 2/2/2005 - 3/24/2005	119,330,788
15,500,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank, N.A. LOC), 2.380%, 2/3/2005	15,500,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.450%, 4/11/2005	50,000,000
1,560,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,560,000
1,340,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 2.660%, 2/3/2005	1,340,000
		TOTAL	1,869,031,515
		Brokerage--7.6%
40,000,000		Merrill Lynch & Co., Inc., 2.390% 2/4/2005	40,000,000
165,000,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	165,000,000
345,000,000		Morgan Stanley, 2.390% - 2.590%, 2/1/2005 - 2/28/2005	345,006,201
		TOTAL	550,006,201
		Finance - Commercial--4.5%
50,000,000	[1]	Compass Securitization LLC, 2.350%, 3/7/2005	49,999,050
3,500,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 2.630%, 2/3/2005	3,500,000
18,000,000		GE Life and Annuity Assurance Co., (GTD by General Electric Capital Corp.), 2.490%, 3/1/2005	18,000,000
53,300,000		General Electric Capital Corp., 2.300% - 2.356%, 2/3/2005 - 2/14/2005	53,311,387
193,500,000	[1]	General Electric Capital Corp., 2.580%, 2/17/2005	193,500,000
8,500,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 2.630%, 2/2/2005	8,500,000
		TOTAL	326,810,437
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Finance - Securities--4.8%
$25,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.530%, 2/25/2005	$25,001,717
328,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.345% - 2.620%, 2/1/2005 -3/2/2005	327,983,684
		TOTAL	352,985,401
		Government Agency--0.2%
5,120,000		Acton Assisited Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 2.629%, 2/3/2005	5,120,000
3,985,000		Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 2.860%, 2/3/2005	3,985,000
5,600,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 2.629%, 2/3/2005	5,600,000
955,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 2.629%, 2/3/2005	955,000
		TOTAL	15,660,000
		Insurance--5.6%
21,500,000		AEGON N.V., 2.490%, 2/14/2005	21,510,856
24,000,000		Allstate Life Insurance Co., 2.530% - 2.540%, 2/1/2005	24,000,000
25,000,000		Hartford Life Insurance Co., 2.330% - 2.570%, 2/1/2005 - 3/1/2005	25,000,000
22,000,000		Jackson National Life Insurance Co., 2.610%, 2/22/2005	22,000,000
50,000,000	[1]	MBIA Global Funding LLC, 2.548%, 2/28/2005	50,000,000
45,000,000		Metropolitan Life Insurance Co., 2.320% - 2.700%, 2/1/2005 - 4/1/2005	45,000,000
54,000,000		Monumental Life Insurance Co., 2.500% - 2.750%, 2/1/2005 - 2/28/2005	54,000,000
50,000,000		New York Life Insurance Co., 2.500%, 2/1/2005	50,000,000
12,000,000	[1]	Pacific Life Global Funding, 2.380%, 2/4/2005	12,000,590
35,610,000		Santa Monica Community College District, Series 2001 D, (Insured by AMBAC), 2.630%, 2/3/2005	35,610,000
25,000,000		Transamerica Occidental Life Insurance Co., 2.146%, 4/1/2005	25,000,000
45,000,000		Travelers Insurance Co., 2.435% - 2.649%, 2/18/2005 - 3/28/2005	45,000,000
		TOTAL	409,121,446
		TOTAL NOTES - VARIABLE	3,523,615,000
		MUTUAL FUNDS--0.8%
		Asset Management--0.8%
25,000,000		Nations Money Market Reserves	25,000,000
30,088,937		Scudder Money Market Institutional Shares	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.0%
$504,626,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $504,661,324 on 2/1/2005 collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	$504,626,000
80,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005, to be repurchased at $80,522,722 on 4/25/2005 collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	80,000,000
		TOTAL REPURCHASE AGREEMENTS	584,626,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	7,282,987,887
		OTHER ASSETS AND LIABILITIES - NET--0.1%	9,256,092
		TOTAL NET ASSETS--100%	$7,292,243,979

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $2,176,373,738 which represents 29.8% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Options Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	38.2%
Variable Rate Demand Instruments	51.1%
Repurchase Agreements	5.5%
Bank Instruments	5.2%
TOTAL	100.0%

At January 31, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	56.3%	Prime-1	92.6%
A-1	34.5%
A-2	8.1%	Prime-2	5.0%
Not rated by S&P	1.1%	Not rated by Moody's	2.4%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	46.8% [5]
8-30 Days	25.8%
31-90 Days	20.0%
91-180 Days	2.3%
181 Days or more	5.1%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.5% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 29.0% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--0.8%
$4,378,043		Capital One Prime Auto Receivables Trust 2004-2, Class A1, 1.687%, 7/15/2005	$4,378,043
6,678,501	[1]	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	6,678,501
24,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	24,000,000
1,610,674		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	1,610,674
9,309,964		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	9,309,964
9,170,297		WFS Financial Owner Trust 2004-4, Class A1, 2.088%, 11/17/2005	9,170,297
		TOTAL	55,147,479
		Finance - Equipment--0.2%
7,032,111	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	7,032,111
6,313,232		CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	6,313,232
		TOTAL	13,345,343
		Finance - Retail--0.6%
40,000,000		Permanent Financing (No. 6) PLC, Class A-1, 2.390%, 9/10/2005	40,000,000
		TOTAL ASSET-BACKED SECURITIES	108,492,822
		CERTIFICATES OF DEPOSIT--3.8%
		Banking--3.8%
100,000,000		Abbey National Treasury Services PLC, 1.360%, 2/3/2005	99,999,973
20,000,000		Citibank N.A., New York, 2.510%, 4/6/2005	20,000,000
45,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	44,999,444
17,500,000		Huntington National Bank, Columbus, OH, 2.020%, 3/18/2005	17,500,000
27,000,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	27,000,000
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	49,999,904
		TOTAL CERTIFICATES OF DEPOSIT	259,499,321
		COLLATERALIZED LOAN AGREEMENTS--15.5%
		Banking--6.5%
188,000,000		Credit Suisse First Boston Corp., 2.620%, 2/1/2005	188,000,000
30,000,000		Deutsche Bank Securities, Inc., 2.630%, 2/1/2005	30,000,000
132,000,000		Greenwich Capital Markets, Inc., 2.625%, 2/1/2005	132,000,000
100,000,000		IXIS Financial Products, Inc., 2.600%, 2/1/2005	100,000,000
		TOTAL	450,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--9.0%
$318,000,000		Bear Stearns Cos., Inc., 2.650%, 2/1/2005	$318,000,000
100,000,000		Citigroup Global Markets, Inc., 2.600%, 2/1/2005	100,000,000
197,000,000		Lehman Brothers Holdings, Inc., 2.650%, 2/1/2005	197,000,000
		TOTAL	615,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,065,000,000
		COMMERCIAL PAPER--11.3% [2]
		Aerospace/Auto--0.3%
23,300,000	[1]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 2.470%, 2/9/2005	23,287,211
		Banking--3.9%
52,000,000		Bank of America Corp., 2.140%, 4/6/2005	51,802,169
98,604,000	[1]	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 2.220% - 2.360%, 2/2/2005 - 2/9/2005	98,582,190
45,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.510%, 4/7/2005	44,796,063
25,000,000		KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 1.850%, 2/8/2005	24,991,007
33,000,000	[1]	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840%, 7/12/2005	32,580,863
15,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.420%, 2/15/2005	14,985,883
		TOTAL	267,738,175
		Chemicals--0.4%
28,900,000		Bayer Corp., (Bayer AG Support Agreement), 2.480%, 3/7/2005	28,832,310
		Conglomerate--0.6%
39,800,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.420%, 2/8/2005 - 2/9/2005	39,779,659
		Entertainment--1.1%
72,000,000		Walt Disney Co., 2.430%, 2/4/2005	71,985,420
		Finance - Automotive--1.5%
73,000,000		DaimlerChrysler North America Holding Corp., 2.420% - 2.700%, 2/3/2005 - 4/11/2005	72,768,098
29,695,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.010%, 3/8/2005	29,636,971
		TOTAL	102,405,069
		Finance - Commercial--0.1%
10,000,000		CIT Group, Inc., 2.100%, 3/15/2005	9,975,500
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Equipment--0.1%
$3,000,000		John Deere Bank S.A., (GTD by John Deere Capital Corp.), 2.480%, 2/15/2005	$2,997,107
4,000,000		John Deere Credit Ltd., (GTD by John Deere Capital Corp.), 2.440%, 2/8/2005	3,998,102
		TOTAL	6,995,209
		Finance - Retail--0.3%
20,000,000	[1]	Paradigm Funding LLC, 2.370%, 2/14/2005	19,982,883
		Finance - Securities--1.2%
31,100,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.110%, 3/31/2005	30,994,277
50,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.495%, 4/1/2005	49,795,549
		TOTAL	80,789,826
		Food & Beverage--0.2%
15,000,000	[1]	General Mills, Inc., 2.410%, 2/7/2005 - 2/8/2005	14,993,640
		Homebuilding--0.5%
32,218,000		Centex Corp., 2.350%, 2/1/2005	32,218,000
		Insurance--0.5%
36,000,000	[1]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.620%, 4/25/2005	35,782,540
		Machinery, Equipment, Auto--0.6%
39,550,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 2.380% - 2.460%, 2/7/2005 - 2/22/2005	39,502,813
		TOTAL COMMERCIAL PAPER	774,268,255
		CORPORATE BONDS--0.3%
		Brokerage--0.1%
5,000,000		Merrill Lynch & Co., Inc., 6.000%, 7/15/2005	5,071,082
		Transportation--0.2%
12,605,000		FedEx Corp., 2.840%, 4/1/2005	12,609,917
		TOTAL CORPORATE BONDS	17,680,999
		CORPORATE NOTES--3.0%
		Finance - Securities--2.1%
50,000,000	[1]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 1.400%, 2/9/2005	50,000,000
95,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 1.310% - 1.350%, 2/10/2005 - 2/28/2005	94,999,547
		TOTAL	144,999,547
		Food & Beverage--0.3%
22,500,000	[1]	McDonald's Corp., 4.545%, 3/7/2005	22,564,521
Principal Amount			Value
		CORPORATE NOTES--continued
		Pharmaceuticals and Healthcare--0.6%
$40,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	$40,073,085
		TOTAL CORPORATE NOTES	207,637,153
		GOVERNMENT AGENCIES--5.1%
		Government Agency--5.1%
260,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	260,000,000
33,284,000		Federal Home Loan Mortgage Corp., 3.875%, 2/15/2005	33,316,159
55,000,000		Federal National Mortgage Association, 1.360%, 2/15/2005	55,000,000
		TOTAL GOVERNMENT AGENCIES	348,316,159
		LOAN PARTICIPATIONS--0.9%
		Chemicals--0.5%
35,000,000		DuPont Teijin Films U.K. Ltd., 2.597%, 9/30/2005	35,000,000
		Electrical Equipment--0.4%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 2.520%, 5/19/2005	28,000,000
		TOTAL LOAN PARTICIPATIONS	63,000,000
		NOTES - VARIABLE--51.0% [3]
		Banking--32.2%
1,650,000		1901 4th Ave. Parking LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	1,650,000
2,465,000		AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,465,000
85,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 2.630%, 2/3/2005	85,000
2,000,000		Alexander Development I, LLC, (Series 2003), (Union Planters Bank, N.A., Memphis, TN LOC), 2.859%, 2/3/2005	2,000,000
1,800,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,800,000
3,645,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	3,645,000
4,690,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.790%, 2/2/2005	4,690,000
7,290,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	7,290,000
1,025,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,025,000
5,775,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	5,775,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$254,000,000	[1]	Blue Heron Funding III, Inc., (Series 3A), (GTD by WestLB AG (GTD)), 2.588%, 3/1/2005	$254,000,000
92,000,000	[1]	Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG (GTD)), 2.574%, 2/28/2005	92,000,000
1,760,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,760,000
1,990,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,990,000
2,699,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,699,000
3,452,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,452,000
8,570,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	8,570,000
50,000,000		Calyon, Paris, 2.373%, 2/14/2005	49,992,164
1,420,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 2.810%, 2/3/2005	1,420,000
800,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	800,000
6,200,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.700%, 2/3/2005	6,200,000
5,010,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.700%, 2/2/2005	5,010,000
20,230,000		Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	20,230,000
4,200,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 2.730%, 2/3/2005	4,200,000
4,760,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 2.760%, 2/3/2005	4,760,000
4,795,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.610%, 2/3/2005	4,795,000
3,400,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,400,000
6,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	6,750,000
1,225,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	1,225,000
6,840,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	6,840,000
8,550,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	8,550,000
165,000,000	[1]	DePfa Bank PLC, 2.470%, 3/15/2005	165,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,165,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	$5,165,000
6,460,000		Dewberry IV LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	6,460,000
25,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	24,998,930
7,500,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 2.600%, 2/3/2005	7,500,000
3,425,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	3,425,000
3,920,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	3,920,000
3,230,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,230,000
4,284,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,284,000
8,385,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	8,385,000
2,999,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	2,999,000
6,350,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	6,350,000
3,315,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	3,315,000
1,870,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	1,870,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 2.600%, 2/3/2005	5,825,000
6,990,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 2.700%, 2/3/2005	6,990,000
3,235,000		Guilford Capital LLC, (Series 2002-E), (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	3,235,000
1,020,000		Guilford Capital LLC, Series 2002-D, (Regions Bank, Alabama LOC), 2.750%, 2/3/2005	1,020,000
89,000,000	[1]	HBOS Treasury Services PLC, 2.230%, 2/21/2005	89,000,000
150,000,000		HBOS Treasury Services PLC, 2.550% - 2.610%, 2/1/2005 - 3/24/2005	150,000,000
18,165,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.590%, 2/10/2005	18,165,000
2,365,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,365,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	7,945,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$12,400,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	$12,400,000
4,430,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	4,430,000
17,590,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 2.710%, 2/3/2005	17,590,000
810,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	810,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,595,000
13,900,000		JFK Family Borrowing LLP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	13,900,000
6,000,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	6,000,000
7,106,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 2/4/2005	7,106,290
3,735,000		Kenwood Country Club, Inc., 5.10 (Series 1999), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	3,735,000
5,480,000		Kress Building LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	5,480,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 2.960%, 2/3/2005	4,000,000
319,000,000		MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 2.619%, 3/28/2005	319,000,000
4,105,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.940%, 2/3/2005	4,105,000
10,800,000		Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	10,800,000
3,130,000		Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	3,130,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	16,000,000
20,775,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	20,775,000
3,430,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	3,430,000
12,240,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	12,240,000
10,530,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 2.600%, 2/3/2005	10,530,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,165,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	$4,165,000
10,025,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.709%, 2/4/2005	10,025,000
3,700,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	3,700,000
2,655,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 2.630%, 2/2/2005	2,655,000
4,750,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	4,750,000
18,420,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 2/3/2005	18,420,000
2,639,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,639,500
7,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 2.780%, 2/3/2005	7,000,000
5,500,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	5,500,000
8,000,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 2.730%, 2/3/2005	8,000,000
3,300,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	3,300,000
1,200,000		Room One Corp., (Series 2001), (Fulton Bank LOC), 2.980%, 2/4/2005	1,200,000
55,000,000		Royal Bank of Canada, Montreal, 2.430%, 2/10/2005	55,000,000
46,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	45,995,128
19,370,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	19,370,000
17,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	17,000,000
8,225,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	8,225,000
75,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	74,997,949
4,795,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 2.810%, 2/3/2005	4,795,000
3,965,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.760%, 2/3/2005	3,965,000
13,240,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.700%, 2/2/2005	13,240,000
7,555,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.709%, 2/3/2005	7,555,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.600%, 2/3/2005	3,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,310,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	$1,310,000
5,660,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	5,660,000
500,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	500,000
1,575,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	1,575,000
10,560,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	10,560,000
9,850,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.730%, 2/3/2005	9,850,000
4,430,000		Thomas Pipe and Steel LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	4,430,000
20,000,000	[1]	Thorn Finance S.A., (J.P. Morgan Chase Bank, N.A. Swap Agreement), 2.521%, 3/22/2005	20,000,000
4,975,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	4,975,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project (Series 2000), (Lasalle Bank, N.A. LOC), 2.730%, 2/2/2005	12,360,000
65,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/3/2005	65,000
2,540,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,540,000
11,740,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.730%, 2/3/2005	11,740,000
4,870,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 2.660%, 2/3/2005	4,870,000
112,000,000		Wells Fargo & Co., 2.520% - 2.640%, 2/14/2005 - 2/2/2005	112,000,000
6,870,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	6,870,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.450%, 3/11/2005	100,000,000
14,620,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	14,620,000
7,500,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.654%, 2/2/2005	7,500,000
8,375,000		York County, PA IDA, (Series 2003-B), 2.660%, 2/3/2005	8,375,000
16,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 2.810%, 2/3/2005	16,300,000
		TOTAL	2,210,368,961
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Brokerage--6.0%
$85,500,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	$85,500,000
16,000,000		Merrill Lynch & Co., Inc., 2.390%, 2/4/2005	16,000,000
311,000,000		Morgan Stanley, 2.390% - 2.605%, 2/1/2005 - 2/28/2005	311,000,000
		TOTAL	412,500,000
		Finance - Commercial--3.6%
95,000,000	[2]	GE Capital Assurance Co., (GTD by General Electric Capital Corp.), 2.325% - 2.510%, 2/9/2005 - 2/10/2005	95,000,000
20,000,000		GE Life and Annuity Assurance Co., (GTD by General Electric Capital Corp.), 2.490%, 3/1/2005	20,000,000
104,000,000	[1]	General Electric Capital Corp., 2.520% - 2.580%, 2/9/2005 - 2/17/2005	104,000,000
25,000,000		General Electric Capital Corp., 2.356%, 2/14/2005	25,005,680
		TOTAL	244,005,680
		Finance - Retail--0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.036%, 2/15/2005	43,000,000
		Finance - Securities--4.6%
68,600,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 2.200% - 2.530%, 2/1/2005 - 2/25/2005	68,603,202
250,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.270% - 2.620%, 2/1/2005 - 2/25/2005	249,993,276
		TOTAL	318,596,478
		Insurance--4.0%
40,000,000		AEGON N.V., 2.490%, 2/14/2005	40,020,200
12,000,000		Allstate Life Insurance Co., 2.530%, 2/1/2005	12,000,000
15,000,000		Hartford Life Insurance Co., 2.330%, 2/1/2005	15,000,000
15,000,000		Jackson National Life Insurance Co., 2.610%, 2/22/2005	15,000,000
45,000,000		Metropolitan Life Insurance Co., 2.320% - 2.700%, 2/1/2005 - 4/1/2005	45,000,000
50,000,000		New York Life Insurance Co., 2.500%, 3/1/2005	50,000,000
35,000,000	[1]	Pacific Life Global Funding, 2.580%, 2/4/2005	35,001,720
65,000,000		Travelers Insurance Co., 2.509% - 2.649%, 3/3/2005 - 3/28/2005	65,000,000
		TOTAL	277,021,920
		TOTAL NOTES - VARIABLE	3,505,493,039
		TIME DEPOSIT--1.4%
		Banking--1.4%
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 2.500%, 2/1/2005	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--5.9%
$200,000,000		Interest in $200,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 2.510%, dated 1/31/2005 to be repurchased at $200,013,944 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2035, collateral market value $206,001,777	$200,000,000
104,886,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $104,893,342 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	104,886,000
25,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005 to be repurchased at $25,163,351 on 4/25/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	25,000,000
75,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $75,005,125 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2025, collateral market value $918,500,655	75,000,000
		TOTAL REPURCHASE AGREEMENTS	404,886,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	6,854,273,748
		OTHER ASSETS AND LIABILITIES - NET--0.2%	14,157,849
		TOTAL NET ASSETS--100%	$6,868,431,597

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $1,750,227,062 which represents 25.5% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

3 Current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	85.9%
U.S. Treasury Securities	14.1%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	77.7%
8-30 Days	7.1%
31-90 Days	9.5%
91-180 Days	5.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY BILLS--11.8% [1]
$128,000,000		United States Treasury Bills, 1.725%, 2/17/2005	$127,901,876
165,580,000		United States Treasury Bills, 1.745% - 1.751%, 2/24/2005	165,395,046
123,000,000		United States Treasury Bills, 1.880%, 3/3/2005	122,807,300
81,500,000		United States Treasury Bills, 1.885%, 3/24/2005	81,282,361
190,000,000		United States Treasury Bills, 1.945% - 2.160%, 3/31/2005	189,394,605
141,500,000		United States Treasury Bills, 2.055% - 2.080%, 4/28/2005	140,801,740
81,000,000		United States Treasury Bills, 2.140%, 5/5/2005	80,552,205
81,000,000		United States Treasury Bills, 2.250%, 5/12/2005	80,493,750
148,000,000		United States Treasury Bills, 2.400%, 6/16/2005	146,668,000
125,000,000		United States Treasury Bills, 2.590%, 7/14/2005	123,534,132
84,000,000		United States Treasury Bills, 2.605%, 7/21/2005	82,966,683
86,000,000		United States Treasury Bills, 2.615%, 7/28/2005	84,894,291
		TOTAL	1,426,691,989
		U.S. TREASURY NOTES--2.3%
84,000,000		United States Treasury Notes, 1.125%, 6/30/2005	83,504,983
155,000,000		United States Treasury Notes, 1.625%, 3/31/2005	155,072,187
39,500,000		United States Treasury Notes, 1.625%, 4/30/2005	39,497,768
		TOTAL	278,074,938
		TOTAL U.S. TREASURY	1,704,766,927
		REPURCHASE AGREEMENTS--86.0%
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 2.470%, dated 1/31/2005 to be repurchased at $1,000,068,611 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,020,071,040	1,000,000,000
1,155,577,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $1,155,656,285 on 2/1/2005, collateralized by U.S Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,698	1,155,577,000
750,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 2.470%, dated 1/31/2005 to be repurchased at $750,051,458 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $766,240,525	750,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,376,000,000		Interest in $1,750,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.470%, dated 1/31/2005 to be repurchased at $1,376,094,409 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,785,000,566	$1,376,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 2.470%, dated 1/31/2005 to be repurchased at $100,006,861 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2022, collateral market value $102,002,562	100,000,000
578,000,000	[2]	Interest in $670,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.140%, dated 11/10/2004 to be repurchased at $581,092,300 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $683,400,287	578,000,000
415,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.340%, dated 12/13/2004 to be repurchased at $416,564,550 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $510,000,305	415,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.360%, dated 1/31/2005 to be repurchased at $90,005,900 on 2/1/2005, collateralized by a U.S. Treasury Obligation with a maturity of 1/15/2010, collateral market value $102,007,264	90,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.460%, dated 1/31/2005 to be repurchased at $1,000,068,333 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,020,070,398	1,000,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 2.490%, dated 1/31/2005 to be repurchased at $500,034,583 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030, collateral market value $510,006,068	500,000,000
1,376,000,000		Interest in $1,750,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.470%, dated 1/31/2005 to be repurchased at $1,376,094,409 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,785,002,084	1,376,000,000
550,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $550,037,583 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $918,500,654	550,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$225,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.400%, dated 1/31/2005 to be repurchased at $225,015,000 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $515,587,291	$225,000,000
126,628,000		Interest in $136,628,000 joint repurchase agreement with UBS Securities LLC, 2.370%, dated 1/31/2005 to be repurchased at $126,636,336 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012, collateral market value $139,363,486	126,628,000
1,126,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 2.470%, dated 1/31/2005 to be repurchased at $1,126,077,256 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,530,003,708	1,126,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	10,368,205,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	12,072,971,927
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(9,281,895)
		TOTAL NET ASSETS--100%	$12,063,690,032

1 Discount rate at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2005 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$--	$584,626,000
Investments in securities	2,874,252,578	6,698,361,887
Total Investments in securities, at amortized cost and value	2,874,252,578	7,282,987,887
Cash	456,727	--
Income receivable	10,028,586	16,202,962
Receivable for shares sold	462,369	1,048,759
TOTAL ASSETS	2,885,200,260	7,300,239,608
Liabilities:
Payable for investments purchased	--	--
Payable for shares redeemed	1,088,584	107,482
Payable to bank	--	469,460
Payable for distribution services fee (Note 5)	--	--
Payable for shareholder services fee (Note 5)	129,898	402,015
Income distribution payable	1,028,216	6,774,247
Accrued expenses	29,410	242,425
TOTAL LIABILITIES	2,276,108	7,995,629
TOTAL NET ASSETS	$2,882,924,152	$7,292,243,979
Net Assets Consist of:
Paid-in capital	$2,882,976,387	$7,292,267,550
Accumulated net realized loss on investments	(50,175)	--
Undistributed (distributions in excess of) net investment income	(2,060)	(23,571)
TOTAL NET ASSETS	$2,882,924,152	$7,292,243,979
Net Assets:
Institutional Shares	$2,124,432,497	$5,104,541,482
Institutional Service Shares	472,420,467	1,615,104,128
Institutional Capital Shares	286,071,188	572,598,369
TOTAL NET ASSETS	$2,882,924,152	$7,292,243,979
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	2,124,481,470	5,104,487,183
Institutional Service Shares	472,426,326	1,615,216,908
Institutional Capital Shares	286,068,590	572,583,216
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2005 (unaudited)

	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$404,886,000	$10,368,205,000
Investments in securities	6,449,387,748	1,704,766,927
Total investments in securities, at amortized cost and value	6,854,273,748	12,072,971,927
Cash	--	186
Income receivable	18,083,210	5,853,344
Receivable for share sold	1,367,741	--
TOTAL ASSETS	6,873,724,699	12,078,825,457
Liabilities:
Payable for shares redeemed	--	774,113
Payable for transfer and dividend disbursing agent fees and expenses	189,671	--
Payable for distribution services fee (Note 5)	--	96,399
Payable for shareholder services fee (Note 5)	367,995	1,145,875
Payable to bank	973,346	--
Income distribution payable	3,718,068	12,905,799
Accrued expenses	44,022	213,239
TOTAL LIABILITIES	5,293,102	15,135,425
TOTAL NET ASSETS	$6,868,431,597	$12,063,690,032
Net Assets Consist of:
Paid-in capital	$6,868,364,347	$12,063,724,092
Accumulated net realized loss on investments	--	--
Undistributed (distributions in excess of) net investment income	67,250	(34,060)
TOTAL NET ASSETS	$6,868,431,597	$12,063,690,032
Net Assets:
Institutional Shares	$4,546,363,539	$5,778,797,388
Institutional Service Shares	1,302,427,082	5,157,756,911
Institutional Capital Shares	1,019,640,976	690,810,536
Trust Shares	--	436,325,197
TOTAL NET ASSETS	$6,868,431,597	$12,063,690,032

Statements of Assets and Liabilities - continued

January 31, 2005 (unaudited)

	Prime Value Obligations Fund	Treasury Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	$4,546,366,164	$5,778,622,301
Institutional Service Shares	1,302,399,299	5,157,919,915
Institutional Capital Shares	1,019,598,884	690,849,015
Trust Shares	--	436,332,861
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00
Trust Shares	$ --	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2005 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$24,810,339	$87,170,806
Expenses:
Investment adviser fee (Note 5)	3,047,765	9,473,861
Administrative personnel and services fee (Note 5)	1,223,678	3,803,755
Custodian fees	65,009	261,288
Transfer and dividend disbursing agent fees and expenses-- Institutional Shares	39,437	75,655
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	6,916	20,517
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares	34,767	68,478
Transfer and dividend disbursing agent fees and expenses--Trust Shares	--	--
Directors'/Trustees' fees	12,747	54,010
Auditing fees	7,472	7,210
Legal fees	8,377	4,952
Portfolio accounting fees	98,948	94,749
Distribution services fee--Trust Shares (Note 5)	--	--
Shareholder services fee--Institutional Shares (Note 5)	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	510,068	2,348,520
Shareholder services fee--Institutional Capital Shares (Note 5)	370,993	770,931
Share registration costs	34,598	35,645
Printing and postage	8,386	16,475
Insurance premiums	11,555	44,497
Miscellaneous	5,072	38,541
TOTAL EXPENSES	5,485,788	17,119,084
Waivers (Note 5):
Waiver of investment adviser fee	(1,700,094)	(4,985,160)
Waiver of administrative personnel and services fee	(62,479)	(194,214)
Waiver of shareholder services fee--Institutional Capital Shares	(222,596)	(462,559)
TOTAL WAIVERS	(1,985,169)	(5,641,933)
Net expenses	3,500,619	11,477,151
Net investment income	21,309,720	75,693,655
Net realized loss on investments	(1,288)	--
Change in net assets resulting from operations	$21,308,432	$75,693,655

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2005 (unaudited)

	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$91,578,876	$107,588,313
Expenses:
Investment adviser fee (Note 5)	9,914,261	12,063,957
Administrative personnel and services fee (Note 5)	3,980,576	4,843,679
Account administration fee-Trust Shares (Note 5)	--	554,082
Custodian fees	295,263	256,536
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	71,948	39,170
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	15,067	33,352
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares	111,401	4,702
Transfer and dividend disbursing agent fees and expenses--Trust Shares	--	2,956
Directors'/Trustees' fees	43,352	38,624
Auditing fees	7,126	6,875
Legal fees	4,686	4,422
Portfolio accounting fees	94,693	100,724
Distribution services fee--Trust Shares (Note 5)	--	554,082
Shareholder services fee--Institutional Shares (Note 5)	--	7,357,552
Shareholder services fee--Institutional Service Shares (Note 5)	1,798,154	6,273,934
Shareholder services fee--Institutional Capital Shares (Note 5)	1,260,324	894,379
Share registration costs	35,242	33,304
Printing and postage	15,422	21,428
Insurance premiums	41,746	39,528
Miscellaneous	28,396	32,983
TOTAL EXPENSES	17,717,657	33,156,269
Waivers (Note 5):
Waiver of investment adviser fee	(5,866,128)	(4,915,405)
Waiver of administrative personnel and services fee	(203,242)	(247,311)
Waiver of shareholder services fee--Institutional Shares	--	(7,357,552)
Waiver of shareholder services fee--Institutional Capital Shares	(756,194)	(536,627)
TOTAL WAIVERS	(6,825,564)	(13,056,895)
Net expenses	10,892,093	20,099,374
Net investment income	80,686,783	87,488,939
Net realized gain (loss) on investments	--	--
Change in net assets resulting from operations	$80,686,783	$87,488,939

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,309,720	$24,727,167	$75,693,655	$124,386,221
Net realized gain (loss) on investments	(1,288)	(48,887)	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,308,432	24,678,280	75,693,655	124,386,221
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(16,836,644)	(20,149,315)	(57,525,322)	(104,764,640)
Institutional Service Shares	(2,468,596)	(2,430,816)	(13,332,209)	(13,682,686)
Institutional Capital Shares			(4,812,166)	(5,933,205)
Trust Shares	(2,010,079)	(2,146,946)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,315,319)	(24,727,077)	(75,669,697)	(124,380,531)
Share Transactions:
Proceeds from sale of shares	16,502,796,540	28,818,600,846	38,857,830,292	122,483,904,811
Net asset value of shares issued to shareholders in payment of distributions declared	14,978,912	16,537,461	35,150,381	52,592,343
Cost of shares redeemed	(16,408,251,919)	(28,350,512,524)	(42,865,824,327)	(123,909,013,478)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	109,523,533	484,625,783	(3,972,843,654)	(1,372,516,324
Change in net assets	109,516,646	484,576,986	(3,972,819,696)	(1,372,510,634)
Net Assets:
Beginning of period	2,773,407,506	2,288,830,520	11,265,063,675	12,637,574,309
End of period	$2,882,924,152	$2,773,407,506	$7,292,243,979	$11,265,063,675
Undistributed (distributions in excess of) net investment income	$(2,060)	$3,539	$(23,571)	$(47,529)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$80,686,783	$125,259,999	$87,488,939	$83,689,223
Net realized gain (loss) on investments	--	--	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	80,686,783	125,259,999	87,488,939	83,689,223
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(61,827,183)	(109,496,362)	(46,641,784)	(43,319,552)
Institutional Service Shares	(10,622,519)	(10,299,700)	(33,277,819)	(32,701,751)
Institutional Capital Shares	(8,113,637)	(5,465,465)	(5,198,798)	(7,241,896)
Trust Shares	--	--	(2,402,196)	(1,112,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(80,563,339)	(125,261,527)	(87,520,597)	(84,376,197)
Share Transactions:
Proceeds from sale of shares	45,484,159,117	121,857,110,170	30,532,677,295	55,678,005,529
Net asset value of shares issued to shareholders in payment of distributions declared	53,849,860	83,593,729	27,562,115	23,383,090
Cost of shares redeemed	(50,619,912,521)	(122,158,318,778)	(30,400,049,610)	(55,449,655,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,081,903,544)	(217,614,879)	160,189,800	251,733,488
Change in net assets	(5,081,780,100)	(217,616,407)	160,158,142	251,046,514
Net Assets:
Beginning of period	11,950,211,697	12,167,828,104	11,903,531,890	11,652,485,376
End of period	$6,868,431,597	$11,950,211,697	$12,063,690,032	$11,903,531,890
Undistributed (distributions in excess of) net investment income	$67,250	$(56,194)	$(34,060)	$(2,402)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, a Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resale. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Municipal Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,411,832,062	$14,411,832,062	25,435,437,566	$25,435,454,338
Shares issued to shareholders in payment of distributions declared	11,776,935	11,776,935	13,179,022	13,179,022
Shares redeemed	(14,443,644,819)	(14,443,644,819)	(24,874,648,914)	(24,874,648,914)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(20,035,822)	$(20,035,822)	573,967,674	$573,984,446

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,002,630,795	$1,002,630,795	1,549,058,535	$1,549,061,226
Shares issued to shareholders in payment of distributions declared	1,866,031	1,866,031	1,808,328	1,808,328
Shares redeemed	(895,667,793)	(895,667,793)	(1,489,535,099)	(1,489,535,099)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	108,829,033	$108,829,033	61,331,764	$61,334,455

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,088,333,683	$1,088,333,683	1,834,085,412	$1,834,085,282
Shares issued to shareholders in payment of distributions declared	1,335,946	1,335,946	1,550,111	1,550,111
Shares redeemed	(1,068,939,307)	(1,068,939,307)	(1,986,328,511)	(1,986,328,511)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	20,730,322	$20,730,322	(150,692,988)	$(150,693,118)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	109,523,533	$109,523,533	484,606,450	$484,625,783

Prime Cash Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,255,623,448	$31,255,623,448	103,435,225,428	$103,435,225,428
Shares issued to shareholders in payment of distributions declared	26,715,882	26,715,882	42,301,057	42,301,057
Shares redeemed	(34,783,336,534)	(34,783,336,534)	(104,858,908,498)	(104,858,908,498)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,500,997,204)	$(3,500,997,204)	(1,381,382,013)	$(1,381,382,013)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,840,413,329	$5,840,413,329	13,885,558,793	$13,885,558,793
Shares issued to shareholders in payment of distributions declared	4,625,484	4,625,484	6,486,986	6,486,986
Shares redeemed	(6,254,982,381)	(6,254,982,381)	(13,827,589,049)	(13,827,589,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(409,943,568)	$(409,943,568)	64,456,730	$64,456,730

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,761,793,515	$1,761,793,515	5,163,120,590	$5,163,120,590
Shares issued to shareholders in payment of distributions declared	3,809,015	3,809,015	3,804,300	3,804,300
Shares redeemed	(1,827,505,412)	(1,827,505,412)	(5,222,515,931)	(5,222,515,931)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(61,902,882)	$(61,902,882)	(55,591,041)	$(55,591,041)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,972,843,654)	$(3,972,843,654)	(1,372,516,324)	$(1,372,516,324)

Prime Value Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,677,620,445	$39,677,620,445	111,358,727,078	$111,358,727,078
Shares issued to shareholders in payment of distributions declared	41,939,166	41,939,166	73,433,459	73,433,459
Shares redeemed	(44,675,485,511)	(44,675,485,511)	(112,340,921,258)	(112,340,921,258)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,955,925,900)	$(4,955,925,900)	(908,760,721)	$(908,760,721)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,838,606,633	$2,838,606,633	5,700,915,403	$5,700,915,403
Shares issued to shareholders in payment of distributions declared	7,814,366	7,814,366	7,203,951	7,203,951
Shares redeemed	(3,108,266,153)	(3,108,266,153)	(5,513,429,571)	(5,513,429,571)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(261,845,154)	$(261,845,154)	194,689,783	$194,689,783

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,967,932,039	$2,967,932,039	4,797,467,689	$4,797,467,689
Shares issued to shareholders in payment of distributions declared	4,096,328	4,096,328	2,956,319	2,956,319
Shares redeemed	(2,836,160,857)	(2,836,160,857)	(4,303,967,949)	(4,303,967,949)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	135,867,510	$135,867,510	496,456,059	$496,456,059
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,081,903,544)	$(5,081,903,544)	(217,614,879)	$(217,614,879)

Treasury Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,505,192,752	$17,505,192,752	26,116,665,494	$26,116,665,494
Shares issued to shareholders in payment of distributions declared	21,038,574	21,038,574	16,665,409	16,665,409
Shares redeemed	(17,305,814,578)	(17,305,814,578)	(25,660,247,012)	(25,660,247,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	220,416,748	$220,416,748	473,083,891	$473,083,891

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,894,509,506	$9,894,509,506	24,069,334,849	$24,069,334,849
Shares issued to shareholders in payment of distributions declared	5,678,793	5,678,793	5,901,733	5,901,733
Shares redeemed	(9,707,443,853)	(9,707,443,853)	(24,879,897,780)	(24,879,897,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	192,744,446	$192,744,446	(804,661,198)	$(804,661,198)

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,656,210,328	$2,656,210,328	3,897,511,596	$3,897,511,596
Shares issued to shareholders in payment of distributions declared	460,884	460,884	661,999	661,999
Shares redeemed	(2,837,595,910)	(2,837,595,910)	(3,649,795,252)	(3,649,795,252)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(180,924,698)	$(180,924,698)	248,378,343	$248,378,343

Treasury Obligations Fund	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	476,764,709	$476,764,709	1,594,493,590	$1,594,493,590
Shares issued to shareholders in payment of distributions declared	383,864	383,864	153,949	153,949
Shares redeemed	(549,195,269)	(549,195,269)	(1,259,715,087)	(1,259,715,087)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(72,046,696)	$(72,046,696)	334,932,452	$334,932,452
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	160,189,800	$160,189,800	251,733,488	$251,733,488
4. FEDERAL TAX INFORMATION

At July 31, 2004, the following Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Total Capital Loss Carrryforward
Municipal Obligations Fund	$646	$204	$7,099	$7,949

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Treasury Obligations Fund's Trust Shares pays Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Treasury Obligations Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of its Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2005, Institutional Shares for Municipal Obligations Fund, Prime Cash Obligations Fund, and Prime Value Obligations Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2005, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Inter-fund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$1,994,969,536	$4,288,964,000
Prime Cash Obligations Fund	$77,412,000	$194,598,000

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Cash Obligations Fund's portfolio and Prime Value Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Prime Cash Obligations Fund and Prime Value Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, (Federated), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

25245 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2005		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.005		0.008	0.018	0.050	0.051
Net realized and unrealized gain on investments	--		0.000	[1]	0.001	0.001	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.005		0.009	0.019	0.050	0.051
Less Distributions:
Distributions from net investment income	(0.006)		(0.005)		(0.008)	(0.018)	(0.050)	(0.051)
Distributions from net realized gain on investments	--		(0.000	) [1]	(0.001)	(0.001)	--	--
TOTAL DISTRIBUTIONS	(0.006)		(0.005)		(0.009)	(0.019)	(0.050)	(0.051)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.60%		0.47%		0.90%	1.81%	5.07%	5.17%

Ratios to Average Net Assets:
Expenses	0.59	% [3]	0.59%		0.59%	0.59%	0.59%	0.59%
Net investment income	1.18	% [3]	0.45%		0.85%	1.75%	4.97%	5.07%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%		0.29%	0.27%	0.26%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$861,935		$856,598		$1,093,524	$1,329,998	$1,826,410	$2,013,674

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,006.00	$2.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized expense ratio 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	84.0%
U.S. Treasury Securities	16.0%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	74.5%
8-30 Days	7.4%
31-90 Days	12.6%
91-180 Days	5.5%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY--16.0%
		U.S. Treasury Bills--13.3% [1]
$10,000,000		United States Treasury Bills, 1.725%, 2/17/2005	$9,992,334
12,500,000		United States Treasury Bills, 1.745% - 1.750%, 2/24/2005	12,486,039
9,000,000		United States Treasury Bills, 1.880%, 3/3/2005	8,985,900
6,000,000		United States Treasury Bills, 1.885%, 3/24/2005	5,983,977
12,000,000		United States Treasury Bills, 1.945% - 1.950%, 3/31/2005	11,962,348
13,500,000		United States Treasury Bills, 1.980%, 4/7/2005	13,451,738
10,500,000		United States Treasury Bills, 2.055% - 2.080%, 4/28/2005	10,448,185
6,000,000		United States Treasury Bills, 2.140%, 5/5/2005	5,966,830
6,000,000		United States Treasury Bills, 2.250%, 5/12/2005	5,962,500
9,000,000		United States Treasury Bills, 2.400%, 6/16/2005	8,919,000
8,000,000		United States Treasury Bills, 2.590%, 7/14/2005	7,906,184
6,000,000		United States Treasury Bills, 2.605%, 7/21/2005	5,926,192
6,500,000		United States Treasury Bills, 2.615%, 7/28/2005	6,416,429
		TOTAL	114,407,656
		U.S. Treasury Notes--2.7%
6,000,000		United States Treasury Notes, 1.125%, 6/30/2005	5,964,642
14,000,000		United States Treasury Notes, 1.625%, 3/31/2005	14,006,520
3,500,000		United States Treasury Notes, 1.625%, 4/30/2005	3,499,802
		TOTAL	23,470,964
		TOTAL U.S. TREASURY	137,878,620
		REPURCHASE AGREEMENTS--84.1%
170,000,000		Interest in $1,750,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.470%, dated 1/31/2005 to be repurchased at $170,011,664 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,785,000,566	170,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$88,516,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $88,522,073 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	$88,516,000
41,000,000	[2]	Interest in $670,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.140%, dated 11/10/2004 to be repurchased at $41,219,350 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $683,400,287	41,000,000
40,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.340%, dated 12/13/2004 to be repurchased at $40,254,800 on 3/22/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $510,000,306	40,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.360%, dated 1/31/2005 to be repurchased at $10,000,656 on 2/1/2005, collateralized by a U.S. Treasury Note with a maturity of 1/15/2010, collateral market value $102,007,265	10,000,000
170,000,000		Interest in $1,750,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.470%, dated 1/31/2005 to be repurchased at $170,011,664 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,785,002,084	170,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.400%, dated 1/31/2005 to be repurchased at $25,001,667 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $515,587,292	25,000,000
10,000,000		Interest in $136,628,000 joint repurchase agreement with UBS Securities LLC, 2.370%, dated 1/31/2005 to be repurchased at $10,000,658 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012, collateral market value $139,363,486	10,000,000
170,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 2.470%, dated 1/31/2005 to be repurchased at $170,011,664 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,530,003,709	170,000,000
		TOTAL REPURCHASE AGREEMENTS	724,516,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	862,394,620
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(459,524)
		TOTAL NET ASSETS--100%	$861,935,096

1 Discount rate at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investment in repurchase agreements	$724,516,000
Investment in securities	137,878,620
Total investments in securities, at amortized cost and value		$862,394,620
Income receivable		466,939
Receivable for shares sold		12,141
TOTAL ASSETS		862,873,700
Liabilities:
Payable for shares redeemed	120,006
Income distribution payable	492,347
Payable for Directors'/Trustees' fees	338
Payable for shareholder services fee (Note 4)	173,068
Payable for transfer and dividend disbursing agent fees	79,962
Payable to Bank	70,504
Accrued expenses	2,379
TOTAL LIABILITIES		938,604
Net assets for 861,938,160 shares outstanding		$861,935,096
Net Assets Consist of:
Paid-in capital		$861,936,171
Distributions in excess of net investment income		(1,075)
TOTAL NET ASSETS		$861,935,096
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$861,935,096 ÷ 861,938,160 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$7,603,402
Expenses:
Investment adviser fee (Note 4)		$2,147,180
Administrative personnel and services fee (Note 4)		344,837
Custodian fees		26,983
Transfer and dividend disbursing agent fees and expenses		133,079
Directors'/Trustees' fees		3,417
Auditing fees		5,680
Legal fees		2,839
Portfolio accounting fees		57,630
Shareholder services fee (Note 4)		1,073,590
Share registration costs		23,894
Printing and postage		9,534
Insurance premiums		7,160
Miscellaneous		7,991
TOTAL EXPENSES		3,843,814
Waivers (Note 4):
Waiver of investment adviser fee	$(1,228,549)
Waiver of administrative personnel and services fee	(17,607)
Waiver of shareholder services fee	(42,943)
TOTAL WAIVERS		(1,289,099)
Net expenses			2,554,715
Net investment income			$5,048,687

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,048,687	$4,523,988
Net realized gain on investments	--	109,489
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,048,687	4,633,477
Distributions to Shareholders:
Distributions from net investment income	(5,055,955)	(4,592,046)
Distribution from net realized gain on investments	--	(109,489)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,055,955)	(4,701,535)
Share Transactions:
Proceeds from sale of shares	2,232,531,544	4,963,998,122
Proceed from shares issued in connection with the tax-free transfer of assets from Riggs U.S. Treasury Money Market Fund	--	80,604,353
Net asset value of shares issued to shareholders in payment of distributions declared	2,749,060	2,298,718
Cost of shares redeemed	(2,229,936,254)	(5,283,758,755)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,344,350	(236,857,562)
Change in net assets	5,337,082	(236,925,620)
Net Assets:
Beginning of period	856,598,014	1,093,523,634
End of period (including undistributed (distributions in excess of) net investment income of $(1,075) and $6,193, respectively)	$861,935,096	$856,598,014

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs U.S. Treasury Money Market Fund as follows:

Shares of the Fund Issued	Net Asset of the Fund Prior to Combination	Riggs U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
80,606,342	$1,052,524,459	$80,604,353	$1,133,128,812

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
	Shares	Amount	Shares	Amount
Shares sold	2,232,531,544	$2,232,531,544	4,963,998,122	$4,963,998,122
Shares issued in connection with the tax-free transfer of assets from Riggs U.S. Treasury Money Market Fund	--	--	80,606,342	80,604,353
Shares issued to shareholders in payment of distributions declared	2,749,060	2,749,060	2,298,718	2,298,718
Shares redeemed	(2,229,936,254)	(2,229,936,254)	(5,283,758,755)	(5,283,758,755)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,344,350	$5,344,350	(236,855,573)	$(236,857,562)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.005	0.009	0.019	0.052	0.054
Less Distributions:
Distributions from net investment income	(0.006)		(0.005)	(0.009)	(0.019)	(0.052)	(0.054)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.64%		0.54%	0.93%	1.95%	5.38%	5.50%

Ratios to Average Net Assets:
Expenses	0.64	% [2]	0.64%	0.64%	0.64%	0.60%	0.59%
Net investment income	1.26	% [2]	0.54%	0.94%	1.94%	5.24%	5.40%
Expense waiver/reimbursement [3]	0.28	% [2]	0.28%	0.28%	0.26%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,737,073		$1,832,151	$1,763,112	$2,259,956	$2,393,247	$2,330,894

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.004	0.008	0.018	0.051	0.052
Less Distributions:
Distributions from net investment income	(0.006)		(0.004)	(0.008)	(0.018)	(0.051)	(0.052)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.55%		0.37%	0.76%	1.77%	5.20%	5.32%

Ratios to Average Net Assets:
Expenses	0.81	% [2]	0.81%	0.81%	0.81%	0.77%	0.76%
Net investment income	1.09	% [2]	0.37%	0.78%	1.81%	5.04%	5.32%
Expense waiver/reimbursement [3]	0.36	% [2]	0.36%	0.36%	0.34%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$581,152		$585,275	$654,887	$1,131,739	$2,100,677	$1,450,912

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,006.40	$3.24
Cash II Shares	$1,000	$1,005.50	$4.09
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.98	$3.26
Cash II Shares	$1,000	$1,021.12	$4.13

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.64%
Class II Shares	0.81%

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	42.2%
Variable Rate Demand Instruments	41.5%
Repurchase Agreements	7.9%
Bank Instruments	8.4%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	65.8%	Prime-1	98.5%
A-1	32.7%
A-2	00.0%	Prime-2	00.0%
Not rated by S&P	1.5%	Not rated by Moody's	1.5%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of Commercial Paper, Repurchase Agreements, and Bank Instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.5% do not have short-term ratings by either of these NRSROs.

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	42.1%	[5]
8-30 Days	31.6%
31-90 Days	19.3%
91-180 Days	6.5%
181 Days or more	0.5%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 27.7% of the Fund's portfolio.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--2.1%
$3,389,090	[1]	DaimlerChrysler Auto Trust 2004-B, Class A1, 1.720%, 8/8/2005	$3,389,090
25,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	25,000,000
825,987		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	825,987
8,215,281		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	8,215,281
1,861,993		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	1,861,993
9,170,297		WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005	9,170,297
		TOTAL	48,462,648
		Finance - Retail--1.3%
30,000,000		Permanent Financing (No. 6) PLC, Class A-1, 2.390%, 9/10/2005	30,000,000
		Insurance--0.0%
902,933		Onyx Acceptance Auto Owner Trust 2004-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.828%, 9/15/2005	902,933
		TOTAL ASSET-BACKED SECURITIES	79,365,581
		CERTIFICATES OF DEPOSIT--6.0%
		Banking--6.0%
20,000,000		BNP Paribas SA, 2.775%, 7/7/2005	20,000,427
20,000,000		Credit Suisse First Boston, 2.100%, 3/29/2005	20,000,000
6,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	5,999,926
20,000,000		Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005	20,000,000
3,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.580%, 6/9/2005	3,000,000
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	24,999,952
20,000,000		Toronto Dominion Bank, 2.440%, 3/16/2005	20,000,000
25,000,000		U.S. Bank, N.A., 1.280%, 2/23/2005	24,999,775
		TOTAL CERTIFICATES OF DEPOSIT	139,000,080
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--8.6%
		Banking--2.1%
$50,000,000		IXIS Financial Products Inc., 2.650%, 2/1/2005	$50,000,000
		Brokerage--6.5%
100,000,000		Citigroup Global Markets Inc., 2.600%, 2/1/2005	100,000,000
50,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	50,000,000
		TOTAL	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	200,000,000
		COMMERCIAL PAPER--22.7% [2]
		Banking--3.8%
7,000,000	[1]	Fountain Square Commercial Funding Corp., 2.470%, 3/28/2005	6,973,585
25,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.850%, 2/8/2005	24,991,007
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 2.350%, 2/8/2005	15,235,000
40,000,000	[1]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.030% - 2.670%, 3/14/2005 - 5/3/2005	39,836,022
		TOTAL	87,035,614
		Finance - Automotive--7.2%
77,800,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.870% - 2.580%, 2/15/2005 - 6/2/2005	77,501,211
90,500,000		New Center Asset Trust, (Series A1/P1), 2.030% - 2.270%, 2/7/2005 - 3/21/2005	90,346,299
		TOTAL	167,847,510
		Finance - Commercial--5.7%
33,000,000		CIT Group, Inc., 2.100% - 2.500%, 2/3/2005 - 4/4/2005	32,933,689
35,000,000	[1]	Edison Asset Securitization LLC, 2.540%, 6/1/2005	34,703,667
33,000,000	[1]	Fairway Finance Company LLC, 2.000%, 3/10/2005	32,932,167
6,000,000		General Electric Capital Corp., 1.990%, 3/9/2005	5,988,060
25,000,000	[1]	Jupiter Securitization Corp., 2.680%, 6/20/2005	24,741,306
		TOTAL	131,298,889
		Finance - Retail--3.4%
53,000,000	[1]	Paradigm Funding LLC, 1.880% - 2.370%, 2/14/2005 - 4/6/2005	52,851,344
25,000,000	[1]	Sheffield Receivables Corp., 2.310%, 2/3/2005	24,996,792
		TOTAL	77,848,136
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--2.0%
$42,000,000	[1]	Georgetown Funding Co. LLC, 2.310% - 2.450%, 2/1/2005 - 2/22/2005	$41,959,635
5,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.990%, 3/11/2005	4,989,497
		TOTAL	46,949,132
		Insurance--0.6%
15,000,000	[1]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 1.850%, 2/14/2005	14,989,979
		TOTAL COMMERCIAL PAPER	525,969,260
		CORPORATE NOTES--1.7%
		Brokerage--0.8%
20,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	20,000,000
		Pharmaceuticals and Health Care--0.9%
20,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	20,036,542
		TOTAL CORPORATE NOTES	40,036,542
		GOVERNMENT AGENCIES--2.6%
		Government Agency--2.6%
40,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	40,000,000
5,000,000		Federal Home Loan Mortgage Corp., 3.875%, 2/15/2005	5,004,831
15,000,000		Federal National Mortgage Association, 1.360%, 2/15/2005	15,000,000
		TOTAL GOVERNMENT AGENCIES	60,004,831
		LOAN PARTICIPATION--2.2%
		Aerospace/Auto--1.0%
23,000,000		Johnson Controls, Inc., 2.410% - 2.578%, 3/29/2005 - 4/1/2005	23,000,000
		Chemicals--1.2%
13,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 2.550%, 3/31/2005	13,000,000
15,000,000		DuPont Teijin Films U.K. Ltd., 2.597%, 9/30/2005	15,000,000
		TOTAL	28,000,000
		TOTAL LOAN PARTICIPATION	51,000,000
Principal Amount			Value
		NOTES - VARIABLE--41.5% [3]
		Banking--14.5%
$4,960,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 2.630%, 2/3/2005	$4,960,000
400,000		Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	400,000
5,100,000		American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,100,000
10,000,000	[1]	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG (Guaranteed), 2.574%, 2/28/2005	10,000,000
3,495,000		C. J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	3,495,000
5,705,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	5,705,000
20,000,000		Calyon, Paris, Credit Agricole Indosues NY, 2.693%, 4/22/2005	19,998,070
4,388,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005	4,388,000
30,000,000	[1]	DePfa Bank PLC, 2.470%, 3/15/2005	30,000,000
20,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	19,999,144
8,120,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (Lasalle Bank, N.A. LOC), 2.660%, 2/3/2005	8,120,000
7,730,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	7,730,000
6,020,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 2.520%, 2/2/2005	6,020,000
25,000,000	[1]	HBOS Treasury Services PLC, 2.230%, 2/21/2005	25,000,000
2,340,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.760%, 2/3/2005	2,340,000
15,500,000		Huntington National Bank, Columbus, OH, 2.500%, 2/4/2005	15,501,421
8,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.590%, 2/3/2005	8,300,000
2,160,000		Joe A. Waggoner, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	2,160,000
4,260,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	4,260,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,200,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	$3,200,000
5,540,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	5,540,000
2,795,000		L.B. Industries, (Series 2000), (U.S. Bank, N.A. LOC), 2.610%, 2/3/2005	2,795,000
5,000,000	[1]	Los Angeles, CA, MERLOTS, (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 2.650%, 2/2/2005	5,000,000
8,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 2.60%, 2/3/2005	8,000,000
3,435,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.610%, 2/3/2005	3,435,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Federal Home Loan Bank of Topeka LOC), 2.639%, 2/3/2005	3,000,000
1,500,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.580%, 2/3/2005	1,500,000
7,210,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 2.520%, 2/2/2005	7,210,000
11,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	10,998,835
4,181,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 2.510%, 2/3/2005	4,181,000
1,075,000		Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC), 2.600%, 2/3/2005	1,075,000
15,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	14,999,590
4,300,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 2.520%, 2/2/2005	4,300,000
10,000,000		SunTrust Bank, 2.560%, 4/4/2005	10,002,484
2,840,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	2,840,000
2,500,000	[1]	Thorn Finance S.A., (J.P. Morgan Chase Bank, N.A. Swap Agreement), 2.521%, 3/22/2005	2,500,000
55,000,000		Wells Fargo & Co., 2.440% - 2.520%, 2/2/2005 - 2/14/2005	55,000,000
6,300,000		White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	6,300,000
380,000		Winona Lake, IN, (Series 1999 B), Grace Villiage, (U.S. Bank, N.A. LOC), 2.780%, 2/3/2005	380,000
		TOTAL	335,733,544
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Brokerage--6.0%
$35,000,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	$35,000,000
10,000,000		Merrill Lynch & Co., Inc., 2.390%, 2/4/2005	10,000,000
93,300,000		Morgan Stanley, 2.390% - 2.605%, 2/1/2005 - 2/28/2005	93,300,000
		TOTAL	138,300,000
		Electrical Equipment--0.8%
18,060,256		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 2.600%, 2/7/2005	18,060,256
		Finance - Commercial--4.6%
35,000,000	[1]	Compass Securitization LLC, 2.370%, 2/8/2005	34,999,233
20,000,000		GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 2.325%, 2/9/2005	20,000,000
11,000,000		GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 2.490%, 3/1/2005	11,000,000
8,000000		General Electric Capital Corp., 2.356%, 2/14/2005	8,001,817
13,000,000	[1]	General Electric Capital Corp., 2.520%, 2/9/2005	13,000,000
19,400,000	[1]	General Electric Capital Corp., 2.580%, 2/17/2005	19,400,000
		TOTAL	106,401,050
		Finance - Securities--8.4%
116,000,000	[1]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.200% - 2.580%, 2/1/2005 - 3/15/2005	115,998,373
80,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.380% - 2.528%, 2/11/2005 - 2/28/2005	79,994,417
		TOTAL	195,992,790
		Government Agency--1.3%
6,000,000		Acton Assisted Living LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 2.66%, 2/3/2005	6,000,000
780,000		Alabama HFA Multi-Family Housing, Turtle Lake Project, (Series 2000-B), (Federal National Mortgage Association LOC), 2.710%, 2/3/2005	780,000
7,000,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 2.629%, 2/3/2005	7,000,000
6,665,000		Jefferson County, KY HFDA, (Series 2000), (Federal Home Loan Bank of Cincinnati LOC), 2.660%, 2/3/2005	6,665,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Government Agency--continued
$2,390,000		Kentucky Economic Development Finance Authority, (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 2.660%, 2/3/2005	$2,390,000
3,840,000		Kentucky Economic Development Finance Authority, Henderson County Health Care Corp., (Federal Home Loan Bank of Cincinnati LOC), 2.659%, 2/3/2005	3,840,000
3,280,000		Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of Cincinnati LOC), 2.660%, 2/3/2005	3,280,000
		TOTAL	29,955,000
		Insurance--5.9%
20,000,000		AEGON N.V., 2.490%, 2/14/2005	20,010,100
25,000,000		Allstate Life Insurance Co., 2.520%, 3/1/2005	25,000,000
25,000,000	[1]	MBIA Global Funding LLC, 2.548%, 3/1/2005	25,000,000
53,000,000		Monumental Life Insurance Co., 2.530% - 2.560%, 2/1/2005 - 2/28/2005	53,000,000
15,000,000		New York Life Insurance Co., 2.500%, 3/1/2005	15,000,000
		TOTAL	138,010,100
		TOTAL NOTES - VARIABLE	962,452,740
		MUTUAL FUNDS--0.4%
		Asset Management--0.4%
10,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	10,000,000
		TIME DEPOSIT--2.4%
		Banking--2.4%
55,000,000		Toronto Dominion Bank, 2.500%, 2/1/2005	55,000,000
		REPURCHASE AGREEMENTS--8.4%
138,168,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $138,177,672 on 2/1/2005, collateralized by Government Agency Obligations with various maturities to 2/25/2043, collateral market values $1,946,148,234	138,168,000
10,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005 to be repurchased at $10,065,340 on 4/25/2005, collateralized by Government Agency Obligations and U.S. Treasury Obligations with various maturities to 12/1/2034, collateral market values $257,316,395	10,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$15,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.320%, dated 1/31/2005 to be repurchased at $15,000,967 on 2/1/2005, collateralized by Government Agency Obligations with various maturities to 6/13/2005, collateral market values $127,501,052	$15,000,000
25,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.460%, dated 1/31/2005 to be repurchased at $25,001,708 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market values $918,500,655	25,000,000
5,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.400%, dated 1/31/2005 to be repurchased at $5,000,333 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market values $515,587,292	5,000,000
		TOTAL REPURCHASE AGREEMENTS	193,168,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	2,315,997,034
		OTHER ASSETS AND LIABILITIES - NET--0.1%	2,227,936
		TOTAL NET ASSETS--100%	$2,318,224,970

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005 these securities amounted to $698,291,649 which represents 30.1% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Variable rate securities with current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,315,997,034
Cash		524,050
Income receivable		4,575,284
Receivable for shares sold		876,885
TOTAL ASSETS		2,321,973,253
Liabilities:
Payable for shares redeemed	$2,232,613
Income distribution payable	544,410
Payable for transfer and dividend disbursing agent fees and expenses	349,962
Payable for distribution services fee (Note 4)	84,674
Payable for shareholder services fee (Note 4)	484,424
Accrued expenses	52,200
TOTAL LIABILITIES		3,748,283
Net assets for 2,318,200,523 shares outstanding		$2,318,224,970
Net Assets Consist of:
Paid-in capital		$2,318,211,399
Undistributed net investment income		13,571
TOTAL NET ASSETS		$2,318,224,970
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$1,737,073,297 ÷ 1,737,049,944 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$581,151,673 ÷ 581,150,579 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$23,690,571
Dividends			136,981
TOTAL INCOME			23,827,552
Expenses:
Investment adviser fee (Note 4)		$6,260,101
Administrative personnel and services fee (Note 4)		1,005,372
Custodian fees		73,568
Transfer and dividend disbursing agent fees and expenses		897,434
Directors'/Trustees' fees		8,297
Auditing fees		7,296
Legal fees		3,419
Portfolio accounting fees		88,624
Distribution services fee--Cash II Shares (Note 4)		865,400
Shareholder services fee--Institutional Service Shares (Note 4)		2,264,651
Shareholder services fee--Cash II Shares (Note 4)		865,400
Share registration costs		29,398
Printing and postage		45,583
Insurance premiums		11,018
Miscellaneous		10,466
TOTAL EXPENSES		12,436,027
Waivers (Note 4):
Waiver of investment adviser fee	$(3,357,373)
Waiver of administrative personnel and services fee	(51,333)
Waiver of distribution services fee--Cash II Shares	(301,159)
Waiver of shareholder services fee--Institutional Service Shares	(63,410)
TOTAL WAIVERS		(3,773,275)
Net expenses			8,662,752
Net investment income			$15,164,800

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,164,800	$12,350,423
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(11,432,586)	(9,912,742)
Cash II Shares	(3,803,358)	(2,338,932)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,235,944)	(12,251,674)
Share Transactions:
Proceeds from sale of shares	6,253,478,148	11,050,121,125
Proceeds from shares issued in connection with the tax-free transfer from Riggs Prime Money Market Fund	--	218,995,951
Net asset value of shares issued to shareholders in payment of distributions declared	13,217,428	10,244,051
Cost of shares redeemed	(6,365,825,643)	(11,280,032,703)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,130,067)	(671,576)
Change in net assets	(99,201,211)	(572,827)
Net Assets:
Beginning of period	2,417,426,181	2,417,999,008
End of period (including undistributed net investment income of $13,571 and $84,715, respectively)	$2,318,224,970	$2,417,426,181

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Prime Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	Riggs Prime Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
218,986,276	$2,476,434,794	$218,995,951	$2,695,430,745

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend right; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,417,983,076	$2,417,983,076	5,375,821,286	$5,375,821,286
Shares issued in connection with the tax-free transfer of assets from Riggs Prime Money Market Fund	--	--	218,986,276	218,995,951
Shares issued to shareholders in payment of distributions declared	10,053,662	10,053,662	8,304,352	8,304,352
Shares redeemed	(2,523,063,692)	(2,523,063,692)	(5,534,153,289)	(5,534,153,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(95,026,954)	$(95,026,954)	68,958,625	$68,968,300

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	3,835,495,072	$3,835,495,072	5,674,299,839	$5,674,299,839
Shares issued to shareholders in payment of distributions declared	3,163,766	3,163,766	1,939,699	1,939,699
Shares redeemed	(3,842,761,951)	(3,842,761,951)	(5,745,879,414)	(5,745,879,414)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(4,103,113)	$(4,103,113)	(69,639,876)	$(69,369,876)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(99,130,067)	$(99,130,067)	(681,251)	$(671,576)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

8112802 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended		Year Ended
	1/31/2005		2004	2003	2002	2001	7/31/2000	[1]	11/30/1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.007		0.007	0.011	0.022	0.054	0.038		0.048
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)	(0.011)	(0.022)	(0.054)	(0.038)		(0.048)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.73%		0.71%	1.12%	2.23%	5.55%	3.90%		4.86%

Ratios to Average Net Assets:
Expenses	0.47	% [3]	0.46%	0.46%	0.46%	0.46%	0.46	% [3]	0.45%
Net investment income	1.41	% [3]	0.71%	1.15%	2.27%	5.42%	5.76	% [3]	4.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,745		$148,324	$180,849	$289,339	$389,906	$414,559		$358,670

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.30	$2.38
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.84	$2.40

1 Expenses are equal to the Fund's annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	39.3%
Variable Rate Demand Instruments	44.1%
Repurchase Agreements	11.6%
Bank Instruments	5.0%
TOTAL	100.0%

At January 31, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	71.5%	Prime-1	99.2%
A-1	26.3%
A-2	1.4%	Prime-2	0.0%
Not rated by S&P	0.8%	Not rated by Moody's	0.8%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	38.7%	[5]
8-30 Days	31.1%
31-90 Days	23.8%
91-180 Days	6.4%
181 Days or more	0.0%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of Commercial Paper, Repurchase Agreements, and Bank Instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.8% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 24.0% of the Fund's portfolio.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.8%
		Finance - Automotive--0.1%
$124,133		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	$124,133
		Finance - Equipment--2.3%
505,059		CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005	505,058
2,343,165		CNH Equipment Trust 2004-A, Class A1, 2.001%, 10/14/2005	2,343,165
		TOTAL	2,848,223
		Finance - Retail--2.4%
3,000,000		Permanent Financing (No. 6) PLC, Class A-1, 2.390%, 9/10/2005	3,000,000
		TOTAL ASSET-BACKED SECURITIES	5,972,356
		CERTIFICATES OF DEPOSIT--5.0%
		Banking--5.0%
1,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	999,988
1,500,000		Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005	1,500,000
1,700,000		Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	1,699,997
2,000,000		Toronto Dominion Bank, 2.440%, 3/16/2005	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	6,199,985
		COLLATERALIZED LOAN AGREEMENT--2.4%
		Brokerage--2.4%
3,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	3,000,000
		COMMERCIAL PAPER--24.9% [1]
		Banking--3.2%
2,000,000	[2]	Fountain Square Commercial Funding Corp., 2.610%, 4/19/2005	1,988,835
2,000,000	[2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.030% - 2.670%, 3/14/2005 - 5/3/2005	1,990,939
		TOTAL	3,979,774
		Finance - Automotive--8.9%
5,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.870% - 2.540%, 2/15/2005 - 5/16/2005	4,984,680
5,900,000		New Center Asset Trust, (A1/P1 Series), 2.000%, 2/28/2005	5,891,150
		TOTAL	10,875,830
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Commercial--3.2%
$2,000,000		CIT Group, Inc., 2.500%, 4/4/2005	$1,991,389
2,000,000	[2]	Edison Asset Securitization LLC, 2.540%, 6/1/2005	1,983,067
		TOTAL	3,974,456
		Finance - Retail--3.2%
2,000,000	[2]	Chariot Funding LLC, 2.400%, 3/15/2005	1,994,307
2,000,000	[2]	Paradigm Funding LLC, 2.140%, 4/6/2005	1,992,391
		TOTAL	3,986,698
		Finance - Securities--3.2%
4,000,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.990% - 2.700%, 3/11/2005 - 7/5/2005	3,972,699
		Insurance--3.2%
4,000,000	[2]	Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 1.850% - 2.620%, 2/14/2005 - 4/25/2005	3,986,583
		TOTAL COMMERCIAL PAPER	30,776,040
		CORPORATE NOTES--2.4%
		Brokerage--1.6%
2,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	2,000,000
		Finance - Securities--0.8%
1,000,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.310%, 2/28/2005	999,993
		TOTAL CORPORATE NOTES	2,999,993
		GOVERNMENT AGENCIES--3.2%
		Government Agency--3.2%
3,000,000		Federal Home Loan Bank System, 1.300% - 1.360%, 4/1/2005 - 4/27/2005	3,000,000
1,000,000		Federal National Mortgage Association, 1.360%, 2/15/2005	1,000,000
		TOTAL GOVERNMENT AGENCIES	4,000,000
		LOAN PARTICIPATION--1.6%
		Aerospace/Auto--1.6%
2,000,000		Johnson Controls, Inc., 2.410%, 4/1/2005	2,000,000
Principal Amount			Value
		NOTES - VARIABLE--44.2% [3]
		Banking--14.7%
$3,000,000		Calyon, Paris, Credit Agricole Indosues NY, 2.693%, 4/22/2005	$2,999,710
1,675,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 2.700%, 2/3/2005	1,675,000
500,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	500,000
1,000,000		Dexia Bank, Belgium, 2.315%, 2/2/2005	999,957
2,000,000	[2]	HBOS Treasury Services PLC, 2.230%, 2/21/2005	2,000,000
3,000,000		HBOS Treasury Services PLC, 2.550%, 3/24/2005	3,000,000
2,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	1,999,788
2,200,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	2,200,000
2,500,000		Wells Fargo & Co., 2.520%-2.640%, 2/14/2005-2/2/2005	2,500,000
260,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 2.760%, 2/3/2005	260,000
		TOTAL	18,134,455
		Brokerage--4.0%
2,000,000	[2]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	2,000,000
3,000,000		Morgan Stanley, 2.605%, 2/1/2005	3,000,000
		TOTAL	5,000,000
		Finance - Commercial--4.8%
3,000,000	[2]	Compass Securitization LLC, 2.370%, 2/8/2005	2,999,934
3,000,000		GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 2.325%, 2/9/2005	3,000,000
		TOTAL	5,999,934
		Finance - Securities--5.2%
5,400,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.335% - 2.580%, 2/1/2005 - 2/15/2005	5,399,847
1,000,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.430%, 2/15/2005	999,942
		TOTAL	6,399,789
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Government Agency--8.2%
$10,120,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (Federal National Mortgage Association LOC), 2.630%, 2/3/2005	$10,120,000
		Insurance--7.3%
1,000,000		AEGON N.V., 2.490%, 2/14/2005	1,000,505
5,000,000		Monumental Life Insurance Co., 2.750%, 2/1/2005	5,000,000
1,000,000	[2]	Pacific Life Global Funding, 2.380%, 2/4/2005	1,000,049
2,000,000		Travelers Insurance Co., 2.509%, 3/3/2005	2,000,000
		TOTAL	9,000,554
		TOTAL NOTES - VARIABLE	54,654,732
		REPURCHASE AGREEMENT--11.6%
14,306,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $14,307,001 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	14,306,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [4]	123,909,106
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(163,732)
		TOTAL NET ASSETS--100%	$123,745,374

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $33,308,585 which represents 26.9% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in securities	$109,603,106
Investments in repurchase agreements	14,306,000
Total investments in securities, at amortized cost and value		$123,909,106
Income receivable		222,452
Receivable for shares sold		1,478
TOTAL ASSETS		124,133,036
Liabilities:
Payable for shares redeemed	36,775
Income distribution payable	139,598
Payable to bank	197,106
Accrued expenses	14,183
TOTAL LIABILITIES		387,662
Net assets for 123,744,836 shares outstanding		$123,745,374
Net Assets Consist of:
Paid-in capital		$123,744,836
Undistributed net investment income		538
TOTAL NET ASSETS		$123,745,374
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$123,745,374 ÷ 123,744,836 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$1,283,840
Expenses:
Investment adviser fee (Note 4)		$273,923
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		13,760
Transfer and dividend disbursing agent fees and expenses		17,611
Directors'/Trustees' fees		687
Auditing fees		6,676
Legal fees		2,644
Portfolio accounting fees		22,636
Shareholder services fee (Note 4)		171,202
Share registration costs		10,826
Printing and postage		7,910
Insurance premiums		4,176
Miscellaneous		581
TOTAL EXPENSES		608,249
Waivers (Note 4):
Waiver of investment adviser fee	$(106,141)
Waiver of administrative personnel and services fee	(11,917)
Waiver of shareholder services fee	(171,202)
TOTAL WAIVERS		(289,260)
Net expenses			318,989
Net investment income			$964,851

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$964,851	$1,186,631
Distributions to Shareholders:
Distributions from net investment income	(965,710)	(1,184,676)
Share Transactions:
Proceeds from sale of shares	183,326,786	531,071,608
Net asset value of shares issued to shareholders in payment of distributions declared	268,888	495,965
Cost of shares redeemed	(208,173,862)	(564,094,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,578,188)	(32,526,511)
Change in net assets	(24,579,047)	(32,524,556)
Net Assets:
Beginning of period	148,324,421	180,848,977
End of period (including undistributed net investment income of $538 and $1,397, respectively)	$123,745,374	$148,324,421

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005	Year Ended 7/31/2004
Shares sold	183,326,786	531,071,608
Shares issued to shareholders in payment of distributions declared	268,888	495,965
Shares redeemed	(208,173,862)	(564,094,084)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(24,578,188)	(32,526,511)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended		Year Ended December 31,
	1/31/2005		2004	2003	2002	7/31/2001	[1]	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.006	0.010	0.020	0.027		0.059	0.047
Less Distributions:
Distributions from net investment income	(0.007)		(0.006)	(0.010)	(0.020)	(0.027)		(0.059)	(0.047)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.70%		0.65%	1.04%	1.97%	2.71%		6.03%	4.77%

Ratios to Average Net Assets:
Expenses	0.46	% [3]	0.46%	0.46%	0.46%	0.46	% [3]	0.46%	0.46%
Net investment income	1.40	% [3]	0.64%	1.03%	1.95%	4.62	% [3]	5.87%	4.64%
Expense waiver/reimbursement [4]	0.45	% [3]	0.40%	0.38%	0.36%	0.33	% [3]	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$121,655		$128,039	$220,547	$212,948	$241,676		$285,259	$289,123

1 The Fund changed its fiscal year-end from December 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.00	$2.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.89	$2.35

1 Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	56.9%
U.S. Government Agency Securities	43.1%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	49.5%	[5]
8-30 Days	11.8%
31-90 Days	31.0%
91-180 Days	7.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--43.5%
$1,000,000	[1]	Federal Home Loan Bank System Discount Notes, 2.428%, 5/18/2005	$992,851
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% - 2.632%, 2/1/2005 - 3/21/2005	14,994,036
3,000,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 4/1/2005 - 5/4/2005	3,000,000
6,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 2.664%, 5/3/2005 - 7/5/2005	5,958,058
6,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.165% - 2.415%, 2/7/2005 - 3/9/2005	6,000,000
500,000		Federal Home Loan Mortgage Corp. Note, 3.875%, 2/15/2005	500,483
1,500,000	[1]	Federal National Mortgage Association Discount Notes, 2.190%, 4/27/2005	1,492,244
16,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.184% - 2.518%, 2/9/2005 - 3/9/2005	16,495,152
3,500,000		Federal National Mortgage Association Notes, 1.270% - 1.810%, 2/15/2005 - 5/27/2005	3,500,000
		TOTAL GOVERNMENT AGENCIES	52,932,824
		REPURCHASE AGREEMENTS--57.4%
5,775,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $5,775,396 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	5,775,000
1,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.300%, dated 1/3/2005 to be repurchased at $1,001,853 on 2/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $358,668,729	1,000,000
3,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/5/2005 to be repurchased at $3,017,570 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $514,563,094	3,000,000
24,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $24,001,680 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	24,000,000
4,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 2.300%, dated 1/4/2005 to be repurchased at $4,007,411 on 2/3/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $510,001,952	4,000,000
5,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 2.440%, dated 1/6/2005 to be repurchased at $5,021,350 on 3/11/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2034, collateral market value $772,500,221	5,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$7,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 2.480%, dated 1/12/2005 to be repurchased at $7,033,273 on 3/23/2005, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2032, collateral market value $257,500,114	$7,000,000
20,000,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $20,001,400 on 2/1/2005, collateralized by U.S. Government Agency and Treasury Obligations with various maturities to 9/15/2029, collateral market value $510,001,268	20,000,000
		TOTAL REPURCHASE AGREEMENTS	69,775,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [4]	122,707,824
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(1,052,886)
		TOTAL NET ASSETS--100%	$121,654,938

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in securities	$52,932,824
Investments in repurchase agreements	69,775,000
Total investments in securities, at amortized cost and value		$122,707,824
Income receivable		185,899
Receivable for shares sold		9,993
TOTAL ASSETS		122,903,716
Liabilities:
Payable for investments purchased	999,184
Payable for shares redeemed	63,297
Income distribution payable	109,846
Payable to bank	58,840
Accrued expenses	17,611
TOTAL LIABILITIES		1,248,778
Net assets for 121,654,581 shares outstanding		$121,654,938
Net Assets Consist of:
Paid-in capital		$121,654,581
Undistributed net investment income		357
TOTAL NET ASSETS		$121,654,938
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$121,654,938 ÷ 121,654,581 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$1,200,003
Expenses:
Investment adviser fee (Note 4)		$258,099
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		9,135
Transfer and dividend disbursing agent fees and expenses		32,484
Directors'/Trustees' fees		703
Auditing fees		6,311
Legal fees		2,778
Portfolio accounting fees		22,880
Shareholder services fee (Note 4)		161,312
Share registration costs		10,657
Printing and postage		5,499
Insurance premiums		4,236
Miscellaneous		674
TOTAL EXPENSES		590,385
Waivers (Note 4):
Waiver of investment adviser fee	$(117,141)
Waiver of administrative personnel and services fee	(11,957)
Waiver of shareholder services fee	(161,312)
TOTAL WAIVERS		(290,410)
Net expenses			299,975
Net investment income			$900,028

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$900,028	$1,085,542
Distributions to Shareholders:
Distributions from net investment income	(899,590)	(1,084,534)
Share Transactions:
Proceeds from sale of shares	194,379,854	474,499,458
Net asset value of shares issued to shareholders in payment of distributions declared	375,709	474,612
Cost of shares redeemed	(201,139,758)	(567,483,559)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,384,195)	(92,509,489)
Change in net assets	(6,383,757)	(92,508,481)
Net Assets:
Beginning of period	128,038,695	220,547,176
End of period (including undistributed (distributions in excess of) net investment income of $357 and $(81), respectively)	$121,654,938	$128,038,695

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide high income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005	Year Ended 7/31/2004
Shares sold	194,379,854	474,499,458
Shares issued to shareholders in payment of distributions declared	375,709	474,612
Shares redeemed	(201,139,758)	(567,483,559)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,384,195)	(92,509,489)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N765

8080106 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

25TH SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended		Year Ended March 31,
	1/31/2005		2004	2003	2002	7/31/2001	[1]	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.002	0.006	0.015	0.012		0.054	0.043
Less Distributions:
Distributions from net investment income	(0.005)		(0.002)	(0.006)	(0.015)	(0.012)		(0.054)	(0.043)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.48%		0.19%	0.57%	1.47%	1.21%		5.55%	4.43%

Ratios to Average Net Assets:
Expenses	0.92	% [3]	0.92%	0.93%	0.96%	0.89	% [3]	0.95%	1.02%
Net investment income	0.92	% [3]	0.20%	0.58%	1.46%	3.59	% [3]	5.41%	4.33%
Expense waiver/ reimbursement [4]	0.31	% [3]	0.28%	0.19%	0.15%	0.15	% [3]	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$289,838		$323,777	$443,485	$532,987	$525,484		$614,276	$609,340

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended		Year Ended March 31,
	1/31/2005		2004	2003	2002	7/31/2001	[1]	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.0001	0.001	0.006	0.009		0.045	0.034
Less Distributions:
Distributions from net investment income	(0.001)		(0.0001)	(0.001)	(0.006)	(0.009)		(0.045)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.08%		0.01%	0.05%	0.57%	0.90%		4.60%	3.50%

Ratios to Average Net Assets:
Expenses	1.70	% [3]	1.10%	1.46%	1.86%	1.79	% [3]	1.85%	1.92%
Net investment income	0.12	% [3]	0.02%	0.05%	0.53%	2.69	% [3]	4.51%	3.52%
Expense waiver/ reimbursement [4]	0.29	% [3]	0.85%	0.41%	--	--		--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$66,203		$101,443	$122,807	$153,901	$89,739		$107,553	$83,428

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, or redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,004.80	$4.65
Class B Shares	$1,000	$1,000.80	$8.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.57	$4.69
Class B Shares	$1,000	$1,016.64	$8.64

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.70%

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	53.7%
U.S. Government Agency Securities	46.3%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	49.0%
8-30 Days	11.7%
31-90 Days	32.0%
91-180 Days	7.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--46.7%
$1,500,000	[1]	Federal Home Loan Bank System Discount Note, 2.430%, 5/18/2005	$1,489,267
33,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% - 2.620%, 2/2/2005 - 3/21/2005	32,990,109
13,500,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 2/28/2005 - 5/4/2005	13,500,000
15,900,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 2.664%, 5/3/2005 - 7/5/2005	15,756,816
16,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.165% - 2.415%, 2/7/2005 - 3/9/2005	16,500,000
1,000,000		Federal Home Loan Mortgage Corp. Note, 3.875%, 2/15/2005	1,000,965
4,000,000	[1]	Federal National Mortgage Association Discount Note, 2.190%, 4/27/2005	3,979,317
71,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.080% - 2.498%, 2/1/2005 - 4/6/2005	70,976,161
10,000,000		Federal National Mortgage Association Notes, 1.270% - 1.850%, 2/15/2005 - 6/3/2005	10,000,000
		TOTAL GOVERNMENT AGENCIES	166,192,635
		REPURCHASE AGREEMENTS--54.2%
18,081,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $18,082,241 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	18,081,000
4,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.300%, dated 1/3/2005 to be repurchased at $4,007,411 on 2/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $358,668,729	4,000,000
9,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/5/2005 to be repurchased at $9,052,710 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $514,563,094	9,000,000
70,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $70,004,900 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	70,000,000
11,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 2.300%, dated 1/4/2005 to be repurchased at $11,020,381 on 2/3/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $510,001,952	11,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$15,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 2.440%, dated 1/6/2005 to be repurchased at $15,064,050 on 3/11/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2034, collateral market value $772,500,221	$15,000,000
18,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 2.480%, dated 1/12/2005 to be repurchased at $18,085,560 on 3/23/2005, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2032, collateral market value $257,500,114	18,000,000
48,000,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $48,003,360 on 2/1/2005, collateralized by U.S. Government Agency and Treasury Obligations with various maturities to 9/15/2029, collateral market value $510,001,268	48,000,000
		TOTAL REPURCHASE AGREEMENTS	193,081,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [4]	359,273,635
		OTHER ASSETS AND LIABILITIES - NET--(0.9%)	(3,232,207)
		TOTAL NET ASSETS--100%	$356,041,428

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$193,081,000
Investments in securities	166,192,635
Total investments in securities, at amortized cost and value		$359,273,635
Cash		1,593
Income receivable		584,590
Receivable for shares sold		367,269
TOTAL ASSETS		360,227,087
Liabilities:
Payable for investments purchased	2,997,553
Payable for shares redeemed	538,409
Income distribution payable	22,928
Payable for transfer and dividend disbursing agent fees and expenses	532,533
Payable for distribution services fee (Note 4)	43,323
Payable for shareholder services fee (Note 4)	39,118
Accrued expenses	11,795
TOTAL LIABILITIES		4,185,659
Net assets for 356,073,886 shares outstanding		$356,041,428
Net Assets Consist of:
Paid-in capital		$356,018,957
Undistributed net investment income		22,471
TOTAL NET ASSETS		$356,041,428
Net Asset Value and Offering Price Per Share
Class A Shares:
$289,838,220 ÷ 289,877,468 shares outstanding, no par value, unlimited shares authorized		$1.00
Class B Shares:
$66,203,208 ÷ 66,196,418 shares outstanding, no par value, unlimited shares authorized		$1.00
Redemption Proceeds Per Share:
Class A Shares		$1.00
Class B Shares (94.50/100 of $1.00) [1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$3,592,976
Expenses:
Investment adviser fee (Note 4)		$977,733
Administrative personnel and services fee (Note 4)		157,024
Custodian fees		23,150
Transfer and dividend disbursing agent fees and expenses		640,408
Directors'/Trustees' fees		1,678
Auditing fees		6,563
Legal fees		2,784
Portfolio accounting fees		49,886
Distribution services fee--Class B Shares (Note 4)		312,328
Shareholder services fee--Class A Shares (Note 4)		384,757
Shareholder services fee--Class B Shares (Note 4)		104,110
Share registration costs		27,656
Printing and postage		31,745
Insurance premiums		5,215
Miscellaneous		1,737
TOTAL EXPENSES		2,726,774
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(304,498)
Waiver of administrative personnel and services fee	(8,017)
Reimbursement of distribution services fee - Class B Shares	(10,541)
Waiver of shareholder services fee--Class A Shares	(230,854)
Waiver of shareholder services fee--Class B Shares	(43,961)
TOTAL WAIVERS AND REIMBURSEMENTS		(597,871)
Net expenses			2,128,903
Net investment income			$1,464,073

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,464,073	$745,891
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,430,921)	(687,709)
Class B Shares	(54,384)	(9,250)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,485,305)	(696,959)
Share Transactions:
Proceeds from sale of shares	75,307,644	355,172,616
Net asset value of shares issued to shareholders in payment of distributions declared	1,379,418	640,712
Cost of shares redeemed	(145,844,743)	(496,934,702)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(69,157,681)	(141,121,374)
Change in net assets	(69,178,913)	(141,072,442)
Net Assets:
Beginning of period	425,220,341	566,292,783
End of period (including undistributed net investment income of $22,471 and $43,703, respectively)	$356,041,428	$425,220,341

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	63,582,789	$63,582,789	259,598,228	$259,598,228
Shares issued to shareholders in payment of distributions declared	1,334,509	1,334,509	633,668	633,668
Shares redeemed	(98,839,970)	(98,839,970)	(379,976,075)	(379,976,075)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(33,922,672)	$(33,922,672)	(119,744,179)	$(119,744,179)

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	11,724,855	$11,724,855	95,574,388	$95,574,388
Shares issued to shareholders in payment of distributions declared	44,909	44,909	7,044	7,044
Shares redeemed	(47,004,773)	(47,004,773)	(116,958,627)	(116,958,627)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(35,235,009)	$(35,235,009)	(21,377,195)	$(21,377,195)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(69,157,681)	$(69,157,681)	(141,121,374)	$(141,121,374)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

8110106 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended		Year Ended March 31,
	1/31/2005		2004	2003	2002	7/31/2001	[1]	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.009	0.012	0.020	0.014		0.061	0.051
Less Distributions:
Distributions from net investment income	(0.009)		(0.009)	(0.012)	(0.020)	(0.014)		(0.061)	(0.051)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.88%		0.91%	1.25%	2.04%	1.38%		6.30%	5.25%

Ratios to Average Net Assets:
Expenses	0.17	% [3]	0.16%	0.16%	0.16%	0.16	% [3]	0.16%	0.16%
Net investment income	1.79	% [3]	0.90%	1.24%	2.13%	4.12	% [3]	6.16%	5.11%
Expense waiver/ reimbursement [4]	0.47	% [3]	0.30%	0.30%	0.30%	0.30	% [3]	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,154		$93,831	$228,140	$242,443	$466,209		$403,579	$225,250

1 The Fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.80	$0.86
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.35	$0.87

1 Expenses are equal to the Fund's annualized expense ratio of 0.17% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Of Investments Summary Tables

At January 31, 2005, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	100.0%
TOTAL	100.0%

At January 31, 2005, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	100.0%
TOTAL	100.0%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.0%
$13,000,000	Interest in $300,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $13,000,910 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2034, collateral market value $307,754,877	$13,000,000
17,000,000	Interest in $200,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.520%, dated 1/31/2005 to be repurchased at $17,001,190 on 2/1/2005, collateralized by U.S. Government Agency Obligations with a maturity of 9/15/2032, collateral market value $206,000,000	17,000,000
14,171,000	Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $14,171,972 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	14,171,000
17,000,000	Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 2.520%, dated 1/31/2005 to be repurchased at $17,001,190 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $1,547,522,029	17,000,000
14,000,000	Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $14,000,980 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	14,000,000
10,000,000	Interest in $1,105,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.520%, dated 1/31/2005 to be repurchased at $10,000,700 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2016, collateral market value $1,127,729,489	10,000,000
17,000,000	Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $17,001,190 on 2/1/2005, collateralized by U.S. Government Agency and Treasury Obligations with various maturities to 9/15/2029, collateral market value $510,001,268	17,000,000
	TOTAL INVESTMENTS--100% (AT AMORTIZED COST) [1]	102,171,000
	OTHER ASSETS AND LIABILITIES - NET--(0.0%)	(16,950)
	TOTAL NET ASSETS--100%	$102,154,050

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Total investments in repurchase agreements, at amortized cost and value		$102,171,000
Income receivable		7,132
Receivable for shares sold		15,196
Prepaid expenses		23,409
TOTAL ASSETS		102,216,737
Liabilities:
Income distribution payable	$45,378
Payable to bank	73
Payable for custodian fees	5,807
Payable for transfer and dividend disbursing agent fees and expenses	8,348
Payable for portfolio accounting fees	3,081
TOTAL LIABILITIES		62,687
Net assets for 102,154,191 shares outstanding		$102,154,050
Net Assets Consist of:
Paid-in capital		$102,154,191
Distributions in excess of net investment income		(141)
TOTAL NET ASSETS		$102,154,050
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$102,154,050 ÷ 102,154,191 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$1,223,163
Expenses:
Investment adviser fee (Note 4)		$249,921
Administrative personnel and services fee (Note 4)		75,616
Custodian fees		10,526
Transfer and dividend disbursing agent fees and expenses		10,030
Directors'/Trustees' fees		640
Auditing fees		6,302
Legal fees		2,401
Portfolio accounting fees		21,912
Share registration costs		11,421
Printing and postage		3,569
Insurance premiums		4,258
Miscellaneous		3,406
TOTAL EXPENSES		400,002
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(249,921)
Waiver of administrative personnel and services fee	(11,977)
Reimbursement of other operating expenses	(32,963)
TOTAL WAIVERS AND REIMBURSEMENT		(294,861)
Net expenses			105,141
Net investment income			$1,118,022

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,118,022	$1,466,307
Distributions to Shareholders:
Distributions from net investment income	(1,118,134)	(1,467,148)
Share Transactions:
Proceeds from sale of shares	645,106,713	756,054,716
Net asset value of shares issued to shareholders in payment of distributions declared	840,705	1,008,507
Cost of shares redeemed	(637,623,950)	(891,371,514)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,323,468	(134,308,291)
Change in net assets	8,323,356	(134,309,132)
Net Assets:
Beginning of period	93,830,694	228,139,826
End of period (distributions in excess of net investment income of $(141) and $(29), respectively)	$102,154,050	$93,830,694

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005	Year Ended 7/31/2004
Shares sold	645,106,713	756,054,716
Shares issued to shareholders in payment of distributions declared	840,705	1,008,507
Shares redeemed	(637,623,950)	(891,371,514)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,323,468	(134,308,291)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
(Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N757

8110112 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended		Year Ended December 31,
	1/31/2005		2004	2003	2002	7/31/2001	[1]	2000		1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.001	0.004	0.014	0.024		0.053		0.042
Net realized and unrealized gain (loss) on investments	0.000	[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000	[2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.001	0.004	0.014	0.024		0.053		0.042
Less Distributions:
Distributions from net investment income	(0.004)		(0.001)	(0.004)	(0.014)	(0.024)		(0.053)		(0.042)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [3]	0.36%		0.06%	0.44%	1.42%	2.45%		5.46%		4.23%

Ratios to Average Net Assets:
Expenses	1.22	% [4]	1.13%	1.22%	1.20%	1.12	% [4]	1.14%		1.12%
Net investment income	0.69	% [4]	0.06%	0.45%	1.42%	4.20	% [4]	5.33%		4.15%
Expense waiver/reimbursement [5]	0.39	% [4]	0.33%	0.10%	0.10%	0.13	% [4]	0.13%		0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,532		$49,683	$57,210	$68,035	$76,752		$83,228		$76,850
1 The Fund has changed its fiscal year from December 31 to July 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,003.60	$6.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.06	$6.21

1 Expenses are equal to the Fund's annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	40.6%
Variable Rate Demand Instruments	43.5%
Repurchase Agreements	4.9%
Bank Instruments	11.0%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	45.5%	Prime-1	94.0%
A-1	44.9%
A-2	7.3%	Prime-2	3.7%
Not rated by S&P	2.3%	Not rated by Moody's	2.3%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	35.8%	[5]
8-30 Days	34.6%
31-90 Days	22.1%
91-180 Days	7.5%
181 Days or more	0.0%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of Commercial Paper, Repurchase Agreements and Bank Instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.0% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 19.8% of the Fund's portfolio.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Finance - Automotive--1.4%
$547,685		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	$547,685
59,679		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	59,679
		TOTAL	607,364
		Finance - Equipment--1.5%
669,476		CNH Equipment Trust 2004-A, Class A1, 2.009%, 10/14/2005	669,476
		TOTAL ASSET-BACKED SECURITIES	1,276,840
		BANKERS ACCEPTANCE--0.7%
		Banking--0.7%
297,476		Huntington National Bank, Columbus, OH, 2.050%, 3/7/2005	296,900
		CERTIFICATES OF DEPOSIT--10.3%
		Banking--10.3%
500,000		BNP Paribas SA, 2.775%, 7/7/2005	500,011
500,000		Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005	500,000
1,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.580%, 6/9/2005	1,000,000
500,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	500,000
2,000,000		Washington Mutual Bank, F.A., 2.300% - 2.350%, 2/2/2005	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,500,011
		COLLATERALIZED LOAN AGREEMENTS--9.2%
		Banking--4.6%
1,000,000		Credit Suisse First Boston Corp., 2.620%, 2/1/2005	1,000,000
1,000,000		Greenwich Capital Markets, Inc., 2.625%, 2/1/2005	1,000,000
		TOTAL	2,000,000
		Brokerage--4.6%
1,000,000		Lehman Brothers Holdings, Inc., 2.650%, 2/1/2005	1,000,000
1,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	1,000,000
		TOTAL	2,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,000,000
Principal Amount			Value
		COMMERCIAL PAPER--20.3% [2]
		Banking--9.8%
$2,000,000	[1]	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 2.220% - 2.610%, 2/9/2005 - 4/15/2005	$1,994,214
500,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.560%, 3/29/2005	498,009
1,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.850%, 2/8/2005	999,640
786,000	[1]	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840%, 7/12/2005	776,017
		TOTAL	4,267,880
		Chemicals--0.9%
400,000		Bayer Corp., (Bayer AG Support Agreement), 2.480%, 3/7/2005	399,063
		Conglomerate--0.9%
400,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.420%, 2/8/2005	399,812
		Finance - Automotive--3.2%
400,000		DaimlerChrysler North America Holding Corp., 2.480%, 3/8/2005	399,035
1,000,000		New Center Asset Trust, (A1/P1 Series), 2.030%, 3/7/2005 - 3/8/2005	998,055
		TOTAL	1,397,090
		Finance - Commercial--2.3%
1,000,000		CIT Group, Inc., 2.120%, 3/1/2005	998,351
		Finance - Retail--2.3%
1,000,000	[1]	Paradigm Funding LLC, 2.140%, 4/6/2005	996,196
		Food & Beverage--0.9%
400,000	[1]	General Mills, Inc., 2.470%, 2/16/2005	399,588
		TOTAL COMMERCIAL PAPER	8,857,980
		CORPORATE NOTES--4.6%
		Brokerage--2.3%
1,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	1,000,000
		Pharmaceuticals and Healthcare--2.3%
1,000,000	[1]	Merck & Co., Inc., 4.484%, 2/22/2005	1,001,827
		TOTAL CORPORATE NOTES	2,001,827
Principal Amount			Value
		GOVERNMENT AGENCIES--6.9%
		Government Agency--6.9%
$1,500,000		Federal Home Loan Bank System, 1.300% - 1.500%, 4/1/2005 - 5/4/2005	$1,500,000
1,500,000		Federal Home Loan Mortgage Corp., 2.415%, 9/9/2005	1,500,000
		TOTAL GOVERNMENT AGENCIES	3,000,000
		NOTES - VARIABLE--40.1% [3]
		Banking--19.4%
500,000	[1]	HBOS Treasury Services PLC, 2.230%, 2/21/2005	500,000
1,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 2.609%, 2/3/2005	1,000,000
1,000,000		MONET Trust (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 2.619%, 3/28/2005	1,000,000
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.350%, 2/9/2005	999,894
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 2.550%, 2/3/2005	1,000,000
1,000,000		Societe Generale, Paris, 2.408%, 2/17/2005	999,973
2,350,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.650%, 2/1/2005	2,350,000
600,000		Taxable Floating Rate Notes (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 2.680%, 2/2/2005	600,000
		TOTAL	8,449,867
		Brokerage--6.9%
500,000	[1]	Merrill Lynch & Co., Inc., 2.580%, 2/11/2005	500,000
2,500,000		Morgan Stanley, 2.580%, 2/1/2005	2,500,000
		TOTAL	3,000,000
		Finance - Commercial--2.3%
1,000,000	[1]	Compass Securitization LLC, 2.370%, 2/8/2005	999,978
		Finance - Retail--2.3%
1,000,000	[1]	AFS Insurance Premium Receivables Trust (Series 1994-A), 3.036%, 2/15/2005	1,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Securities--6.9%
$1,000,000	[1]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.430%, 2/15/2005	$999,943
2,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.430%, 2/15/2005	1,999,900
		TOTAL	2,999,843
		Insurance--2.3%
1,000,000		AEGON N.V., 2.490%, 2/14/2005	1,000,505
		TOTAL NOTES - VARIABLE	17,450,193
		REPURCHASE AGREEMENT--4.9%
2,119,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $2,119,148 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	2,119,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	43,502,751
		OTHER ASSETS AND LIABILITIES - NET--0.1%	29,646
		TOTAL NET ASSETS--100%	$43,532,397

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $11,665,672 which represents 26.8% of total net assets.

2 Discount rate at the time of purchase, or the coupon for interest bearing issues.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$43,502,751
Cash		809
Income receivable		120,948
Receivable for shares sold		82,848
Prepaid expenses		8,302
TOTAL ASSETS		43,715,658
Liabilities:
Payable for shares redeemed	$123,404
Income distribution payable	1,564
Payable for transfer and dividend disbursing agent fees and expenses	51,999
Payable for shareholder service fees (Note 5)	6,294
TOTAL LIABILITIES		183,261
Net assets for 43,613,436 shares outstanding		$43,532,397
Net Assets Consist of:
Paid-in capital		$43,613,162
Accumulated net realized loss on investments		(80,857)
Undistributed net investment income		92
TOTAL NET ASSETS		$43,532,397
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$43,532,397 ÷ 43,613,436 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$447,100
Expenses:
Investment adviser fee (Note 5)		$116,615
Administrative personnel and services fee (Note 5)		75,617
Custodian fees		9,077
Transfer and dividend disbursing agent fees and expenses		59,531
Directors'/Trustees' fees		315
Auditing fees		6,308
Legal fees		2,613
Portfolio accounting fees		22,356
Shareholder services fee (Note 5)		58,307
Share registration costs		11,490
Printing and postage		9,507
Insurance premiums		3,825
Miscellaneous		327
TOTAL EXPENSES		375,888
Waivers (Note 5):
Waiver of investment adviser fee	$(59,178)
Waiver of administrative personnel and services fee	(12,369)
Waiver of shareholder services fee	(18,658)
TOTAL WAIVERS		(90,205)
Net expenses			285,683
Net investment income			161,417
Net realized gain on investments			343
Change in net assets resulting from operations			$161,760

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$161,417	$31,551
Net realized gain on investments	343	3,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	161,760	35,088
Distributions to Shareholders:
Distributions from net investment income	(161,430)	(31,326)
Share Transactions:
Proceeds from sale of shares	12,406,466	36,053,324
Net asset value of shares issued to shareholders in payment of distributions declared	154,896	29,950
Cost of shares redeemed	(18,712,723)	(43,613,251)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,151,361)	(7,529,977)
Change in net assets	(6,151,031)	(7,526,215)
Net Assets:
Beginning of period	49,683,428	57,209,643
End of period (including undistributed net investment income of $92 and $105, respectively)	$43,532,397	$49,683,428

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005	Year Ended 7/31/2004
Shares sold	12,406,466	36,053,324
Shares issued to shareholders in payment of distributions declared	154,896	29,950
Shares redeemed	(18,712,723)	(43,613,251)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,151,361)	(7,529,977)

4. FEDERAL TAX INFORMATION

At July 31, 2004, the Fund had a capital loss carryforward of $81,200 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows.

Expiration Year	Expiration Amount
2008	$81,200

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services and annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million; and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N211

8080103 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2005		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.007		0.011	0.021	0.054	0.055
Net realized and unrealized gain (loss) on investments	--		0.000	[1]	--	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.007		0.011	0.021	0.054	0.055
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)		(0.011)	(0.021)	(0.054)	(0.055)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.007)		(0.007)		(0.011)	(0.021)	(0.054)	(0.055)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.72%		0.73%		1.11%	2.14%	5.55%	5.61%

Ratios to Average Net Assets:
Expenses	0.48	% [3]	0.46%		0.46%	0.46%	0.46%	0.46%
Net investment income	1.42	% [3]	0.71%		1.14%	2.16%	5.43%	5.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,809		$101,476		$180,027	$321,150	$316,925	$303,476

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.20	$2.43
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.79	$2.45

1 Expenses are equal to the Fund's annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	39.9%
Variable Rate Demand Instruments	26.6%
Repurchase Agreements	26.2%
Bank Instruments	7.3%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	67.4%	Prime-1	100.0%
A-1	32.6%
A-2	0.0%	Prime-2	0.0%
Not Rated by S&P	0.0%	Not Rated by Moody's	0.0%
TOTAL	100.0%	TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	47.4%	[5]
8-30 Days	16.0%
31-90 Days	27.9%
91-180 Days	8.7%
181 Days or more	0.0%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable-rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.0% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 43.6% of the Fund's portfolio.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.7%
		Finance - Automotive--2.0%
$1,000,000		Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005	$1,000,000
41,299		Household Automotive Trust 2004-1, Class A1, 1.693%, 7/18/2005	41,299
134,875		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	134,875
611,353		WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005	611,353
		TOTAL	1,787,527
		Finance - Equipment--1.7%
586,009	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.009%, 10/20/2005	586,009
888,881	[1]	GE Commercial Equipment Financing LLC (Series 2004-A), Class A-1, 2.590%, 12/22/2005	888,881
		TOTAL	1,474,890
		TOTAL ASSET-BACKED SECURITIES	3,262,417
		CERTIFICATES OF DEPOSIT--7.3%
		Banking--7.3%
3,000,000		Citibank N.A., New York, 2.645%, 4/25/2005	3,000,000
1,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	999,988
1,000,000		Huntington National Bank, Columbus, OH, 2.580%, 6/1/2005	1,000,000
1,400,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.110% - 2.580%, 2/28/2005 - 6/9/2005	1,399,927
		TOTAL CERTIFICATES OF DEPOSIT	6,399,915
		COLLATERALIZED LOAN AGREEMENT--2.3%
		Brokerage--2.3%
2,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	2,000,000
		COMMERCIAL PAPER--25.5% [2]
		Banking--6.2%
1,495,000		Benedictine Living Communities, Inc., 2.580%, 4/13/2005	1,487,393
3,000,000	[1]	Fountain Square Commercial Funding Corp., 2.470% - 2.590%, 3/28/2005 - 4/14/2005	2,987,273
1,000,000	[1]	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840%, 7/12/2005	987,299
		TOTAL	5,461,965
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Automotive--9.1%
$3,500,000		FCAR Auto Loan Trust A1+/P1 Series, 2.000% - 2.540%, 3/2/2005 - 5/16/2005	$3,485,771
4,500,000		New Center Asset Trust A1/P1 Series, 2.000% - 2.112%, 2/28/2005 - 3/21/2005	4,492,592
		TOTAL	7,978,363
		Finance - Commercial--5.7%
4,000,000		CIT Group, Inc., 2.150% - 2.510%, 2/3/2005 - 4/25/2005	3,985,845
1,000,000		General Electric Capital Corp., 1.990%, 3/14/2005	997,734
		TOTAL	4,983,579
		Finance - Securities--4.5%
4,000,000	[1]	Georgetown Funding Co. LLC, 2.570% - 2.660%, 3/17/2005 - 4/26/2005	3,978,239
		TOTAL COMMERCIAL PAPER	22,402,146
		GOVERNMENT AGENCIES--2.9%
		Government Agency--2.9%
2,550,000		Federal Home Loan Bank System, 1.300% - 1.500%, 4/1/2005 - 5/4/2005	2,550,000
		LOAN PARTICIPATION--2.3%
		Aerospace / Auto--2.3%
2,000,000		Johnson Controls, Inc., 2.410%, 4/1/2005	2,000,000
		NOTES - VARIABLE--28.7% [3]
		Banking--9.5%
2,000,000	[1]	Bank of New York Co., Inc., 2.570%, 2/28/2005	2,000,000
2,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.530%, 2/24/2005	2,000,000
3,900,000		Wells Fargo & Co., 2.440% - 2.520%, 2/2/2005 - 2/14/2005	3,900,000
480,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 2.660%, 2/3/2005	480,000
		TOTAL	8,380,000
		Brokerage--8.3%
1,000,000		Merrill Lynch & Co., Inc., 2.530%, 2/28/2005	1,000,872
6,300,000		Morgan Stanley, 2.580%, 2/1/2005	6,300,000
		TOTAL	7,300,872
		Finance - Commercial--0.6%
500,000		General Electric Capital Corp., 2.356%, 2/14/2005	500,091
		Finance - Retail--4.6%
4,000,000		SLM Corp., 2.900%, 4/25/2005	4,008,972
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Insurance--5.7%
$4,000,000		Allstate Life Insurance Co., 2.530% - 2.540%, 2/1/2005	$4,000,000
1,000,000		New York Life Insurance Co., 2.500%, 3/1/2005	1,000,000
		TOTAL	5,000,000
		TOTAL NOTES - VARIABLE	25,189,935
		REPURCHASE AGREEMENTS--27.3%
10,000,000		Interest in $200,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.520%, dated 1/31/2005 to be repurchased at $10,000,700 on 2/1/2005, collateralized by U.S. Government Obligations with various maturities to 9/15/2032, collateral market value $206,000,000	10,000,000
13,008,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.520%, dated 1/31/2005 to be repurchased at $13,008,911 on 2/1/2005, collateralized by U.S. Government Obligations with various maturities to 2/25/2043, collateral market value $1,946,148,234	13,008,000
1,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005 to be repurchased at $1,006,534 on 4/25/2005, collateralized by U.S. Government Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	1,000,000
		TOTAL REPURCHASE AGREEMENTS	24,008,000
		TOTAL INVESTMENTS--100% (AT AMORTIZED COST) [5]	87,812,413
		OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(2,962)
		TOTAL NET ASSETS--100%	$87,809,451

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $11,407,701 which represents 13.0% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

3 Floating rate note with current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronym is used throughout this portfolio:

LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$24,008,000
Investments in securities	63,804,413
Total investments in securities, at amortized cost and value		$87,812,413
Cash		4,083
Income receivable		85,899
Receivable for shares sold		8,284
Prepaid Expenses		4,996
TOTAL ASSETS		87,915,675
Liabilities:
Payable for shares redeemed	4,098
Income distribution payable	75,895
Payable for Directors'/Trustees' fees	325
Payable for transfer and dividend disbursing agent fees and expenses	25,906
TOTAL LIABILITIES		106,224
Net assets for 87,805,159 shares outstanding		$87,809,451
Net Assets Consist of:
Paid-in capital		$87,805,159
Undistributed net investment income		4,292
TOTAL NET ASSETS		$87,809,451
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$87,809,451 ÷ 87,805,159 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$858,655
Expenses:
Investment adviser fee (Note 4)		$181,318
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		10,360
Transfer and dividend disbursing agent fees and expenses		72,949
Directors'/Trustees' fees		197
Auditing fees		6,586
Legal fees		2,547
Portfolio accounting fees		21,888
Shareholder services fee		113,324
Share registration costs		12,122
Printing and postage		3,780
Insurance premiums		4,554
Miscellaneous		614
TOTAL EXPENSES		505,856
Waivers (Note 4):
Waiver of investment adviser fee	$(164,280)
Waiver of administrative personnel and services fee	(12,149)
Waiver of shareholder services fee	(113,324)
TOTAL WAIVERS		(289,753)
Net expenses			216,103
Net investment income			$642,552

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$642,552	$877,494
Net realized gain on investments	--	19,678
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	642,552	897,172
Distributions to Shareholders:
Distributions from net investment income	(642,666)	(875,154)
Distributions from net realized gain on investments	--	(19,678)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(642,666)	(894,832)
Share Transactions:
Proceeds from sale of shares	123,029,589	506,117,373
Net asset value of shares issued to shareholders in payment of distributions declared	265,982	280,854
Cost of shares redeemed	(136,961,962)	(584,951,397)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,666,391)	(78,553,170)
Change in net assets	(13,666,505)	(78,550,830)
Net Assets:
Beginning of period	101,475,956	180,026,786
End of period ( including undistributed net investment income of $4,292 and $4,406, respectively)	$87,809,451	$101,475,956

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005	Year Ended 7/31/2004
Shares sold	123,029,589	506,117,373
Shares issued to shareholders in payment of distributions declared	265,982	280,854
Shares redeemed	(136,961,962)	(584,951,397)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(13,666,391)	(78,553,170)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services and annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N229

8030103 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,						Period Ended		Year Ended
	1/31/2005		2004	2003		2002		2001	7/31/2000	[1]	11/30/1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.006	0.010		0.020		0.052	0.037		0.046
Net realized and unrealized gain on investments	--		--	--		0.000	[2]	--	--		--
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.006	0.010		0.020		0.052	0.037		0.046
Less Distributions:
Distributions from net investment income	(0.010)		(0.006)	(0.010)		(0.020)		(0.052)	(0.037)		(0.046)
Distributions from net realized gain on investments	--		--	--		(0.000	) [2]	--	--		--
TOTAL DISTRIBUTIONS	(0.010)		(0.006)	(0.010)		(0.020)		(0.052)	(0.037)		(0.046)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [3]	0.70%		0.63%	1.00%		1.97%		5.38%	3.80%		4.73%

Ratios to Average Net Assets:
Expenses	0.46	% [4]	0.46%	0.46%		0.46%		0.46%	0.46	% [4]	0.46%
Net investment income	1.36	% [4]	0.62%	1.00%		1.94%		5.33%	5.59	% [4]	4.61%
Expense waiver/ reimbursement [5]	0.44	% [4]	0.40%	0.34%	..	0.33%		0.32%	0.31	% [4]	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,643		$122,904	$198,983	$214,479			$276,936	$384,299		$449,476

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.00	$2.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.89	$2.35

1 Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	28.1%
8-30 Days	39.3%
31-90 Days	29.6%
91-180 Days	3.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--99.5%
$443,000	[1]	Federal Farm Credit System Discount Note, 1.860%, 2/28/2005	$442,382
32,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.280% - 2.500%, 2/1/2005 - 4/6/2005	31,996,895
5,400,000		Federal Farm Credit System Notes, 1.700% - 9.550%, 3/24/2005 - 6/10/2005	5,402,636
40,900,000	[1]	Federal Home Loan Bank System Discount Notes, 1.865% - 2.585%, 2/4/2005 - 6/17/2005	40,855,707
13,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% - 2.590%, 2/16/2005 - 4/19/2005	12,996,921
4,500,000		Federal Home Loan Bank System Notes, 1.425% - 2.125%, 3/11/2005 - 7/21/2005	4,495,244
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [3]	96,189,785
		OTHER ASSETS AND LIABILITIES - NET--0.5%	453,654
		TOTAL NET ASSETS--100%	$96,643,439

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$96,189,785
Cash		472,482
Income receivable		127,038
Receivable for shares sold		375
Prepaid expense		3,554
TOTAL ASSETS		96,793,234
Liabilities:
Income distribution payable	$149,546
Payable for Directors'/Trustees' fees	249
TOTAL LIABILITIES		149,795
Net assets for 96,642,876 shares outstanding		$96,643,439
Net Assets Consist of:
Paid-in capital		$96,642,876
Undistributed net investment income		563
TOTAL NET ASSETS		$96,643,439
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$96,643,439 ÷ 96,642,876 shares outstanding, no par value, unlimited shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$1,029,360
Expenses:
Investment adviser fee (Note 4)		$225,326
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		3,088
Transfer and dividend disbursing agent fees and expenses		9,137
Directors'/Trustees' fees		583
Auditing fees		7,127
Legal fees		2,415
Portfolio accounting fees		22,660
Shareholder services fee (Note 4)		140,829
Share registration costs		12,075
Printing and postage		2,430
Insurance premiums		4,247
Miscellaneous		6,249
TOTAL EXPENSES		511,783
Waivers (Note 4):
Waiver of investment adviser fee	$(97,047)
Waiver of administrative personnel and services fee	(12,022)
Waiver of shareholder services fee	(140,829)
TOTAL WAIVERS		(249,898)
Net expenses			261,885
Net investment income			$767,475

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$767,475	$896,886
Distributions to Shareholders:
Distributions from net investment income	(767,122)	(897,359)
Share Transactions:
Proceeds from sale of shares	162,008,668	369,714,087
Net asset value of shares issued to shareholders in payment of distributions declared	13,967	26,705
Cost of shares redeemed	(188,283,375)	(445,819,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,260,740)	(76,078,659)
Change in net assets	(26,260,387)	(76,079,132)
Net Assets:
Beginning of period	122,903,826	198,982,958
End of period (including undistributed net investment income of $563 and $210, respectively)	$96,643,439	$122,903,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005	Year Ended 7/31/2004
Shares sold	162,008,668	369,714,087
Shares issued to shareholders in payment of distributions declared	13,967	26,705
Shares redeemed	(188,283,375)	(445,819,451)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,260,740)	(76,078,659)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N773

0062905 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended	[1]	Year Ended
	1/31/2005		2004	2003	2002	2001	7/31/2000		11/30/1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.007		0.007	0.010	0.020	0.052	0.037		0.046
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)	(0.010)	(0.020)	(0.052)	(0.037)		(0.046)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.70%		0.66%	1.05%	2.02%	5.37%	3.81%		4.75%

Ratios to Average Net Assets:
Expenses	0.46	% [3]	0.46%	0.46%	0.45%	0.45%	0.45	% [3]	0.45%
Net investment income	1.37	% [3]	0.66%	1.07%	2.05%	5.18%	5.58	% [3]	4.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,840		$161,689	$256,005	$343,853	$525,818	$483,384		$583,103

1 The Fund changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.00	$2.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.89	$2.35

1 Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	52.4%
Repurchase Agreements	47.6%
TOTAL	100.0%

At January 31, 2005, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	51.5%
8-30 Days	13.4%
31-90 Days	28.9%
91-180 Days	6.2%
TOTAL	100.0%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from the fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--52.6%
$2,000,000	[1]	Federal Home Loan Bank System Discount Note, 1.839%, 2/4/2005	$1,999,693
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% - 2.630%, 2/1/2005 - 3/21/2005	17,994,404
5,000,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 2/28/2005 - 5/4/2005	5,000,000
9,092,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 1.830% - 2.640%, 2/1/2005 - 6/21/2005	9,040,907
7,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.165% - 2.415%, 2/7/2005 - 3/9/2005	7,000,000
3,500,000		Federal Home Loan Mortgage Corp. Note, 3.875%, 2/15/2005	3,502,650
1,500,000	[1]	Federal National Mortgage Association Discount Note, 2.190%, 4/27/2005	1,492,243
19,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.184% - 2.498%, 2/1/2005 - 4/6/2005	19,495,423
3,250,000		Federal National Mortgage Association Notes, 1.270% - 1.810%, 2/15/2005 - 5/27/2005	3,250,000
		TOTAL GOVERNMENT AGENCIES	68,775,320
		REPURCHASE AGREEMENTS--47.7%
6,489,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $6,489,445 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $2,517,533,699	6,489,000
3,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.300%, dated 1/3/2005 to be repurchased at $3,005,558 on 2/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $358,668,729	3,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/5/2005 to be repurchased at $2,011,713 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $514,563,094	2,000,000
25,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $25,001,750 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 2.300%, dated 1/4/2005 to be repurchased at $5,009,264 on 2/3/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $510,001,952	$5,000,000
5,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 2.440%, dated 1/6/2005 to be repurchased at $5,021,350 on 3/11/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2034, collateral market value $772,500,221	5,000,000
16,000,000		Interest in $500,000,000 joint repurchase agreement with Wachovia Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $16,001,120 on 2/1/2005, collateralized by U.S. Government Agency and Treasury Obligations with various maturities to 9/15/2029, collateral market value $510,001,268	16,000,000
		TOTAL REPURCHASE AGREEMENTS	62,489,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	131,264,320
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(424,505)
		TOTAL NET ASSETS--100%	$130,839,815

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in securities	$68,775,320
Investments in repurchase agreements	62,489,000
Total investments in securities, at amortized cost and value		$131,264,320
Cash		318
Income receivable		264,328
TOTAL ASSETS		131,528,966
Liabilities:
Payable for investments purchased	499,592
Payable for shares redeemed	1,003
Income distribution payable	181,082
Accrued expenses	7,474
TOTAL LIABILITIES		689,151
Net assets for 130,839,340 shares outstanding		$130,839,815
Net Assets Consist of:
Paid-in capital		$130,839,340
Undistributed net investment income		475
TOTAL NET ASSETS		$130,839,815
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$130,839,815 ÷ 130,839,340 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$1,434,314
Expenses:
Investment adviser fee (Note 4)		$313,940
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		9,133
Transfer and dividend disbursing agent fees and expenses		14,310
Directors'/Trustees' fees		541
Auditing fees		6,883
Legal fees		2,507
Portfolio accounting fees		22,809
Shareholder services fee (Note 4)		196,212
Share registration costs		11,676
Printing and postage		4,295
Insurance premiums		4,556
Miscellaneous		420
TOTAL EXPENSES		662,899
Waivers (Note 4):
Waiver of investment adviser fee	$(90,012)
Waiver of administrative personnel and services fee	(11,817)
Waiver of shareholder services fee	(196,212)
TOTAL WAIVERS		(298,041)
Net expenses			364,858
Net investment income			$1,069,456

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,069,456	$1,279,958
Distributions to Shareholders:
Distributions from net investment income	(1,069,575)	(1,280,456)
Share Transactions:
Proceeds from sale of shares	242,235,627	529,933,682
Net asset value of shares issued to shareholders in payment of distributions declared	65,532	76,783
Cost of shares redeemed	(273,150,545)	(624,325,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,849,386)	(94,315,438)
Change in net assets	(30,849,505)	(94,315,936)
Net Assets:
Beginning of period	161,689,320	256,005,256
End of period (including undistributed net investment income of $475 and $594, respectively)	$130,839,815	$161,689,320

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Trust for Short-Term U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/05	Year Ended 7/31/2004
Shares sold	242,235,627	529,933,682
Shares issued to shareholders in payment of distributions declared	65,532	76,783
Shares redeemed	(273,150,545)	(624,325,903)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(30,849,386)	(94,315,438)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N781

8063001 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2005		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.006		0.009	0.018	0.051	0.052
Net realized and unrealized gain on investments	--		0.000	[1]	0.001	0.001	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.006		0.010	0.019	0.051	0.052
Less Distributions:
Distributions from net investment income	(0.007)		(0.006)		(0.009)	(0.018)	(0.051)	(0.052)
Distributions from net realized gain on investments	--		(0.000	) [1]	(0.001)	(0.001)	--	--
TOTAL DISTRIBUTIONS	(0.007)		(0.006)		(0.010)	(0.019)	(0.051)	(0.052)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.67%		0.62%		1.02%	1.95%	5.22%	5.32%

Ratios to Average Net Assets:
Expenses	0.45	% [3]	0.45%		0.45%	0.45%	0.45%	0.45%
Net investment income	1.31	% [3]	0.60%		0.97%	1.85%	5.12%	5.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$593,225		$651,852		$863,363	$845,889	$898,472	$951,849

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,006.70	$2.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.94	$2.29

1 Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	83.0%
U.S. Treasury Securities	17.0%
TOTAL	100.0%

At January 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	74.1%
8-30 Days	7.5%
31-90 Days	12.1%
91-180 Days	6.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS -- 17.0%
		U.S. Treasury Bills--14.4% [1]
$7,000,000		United States Treasury Bills, 1.725%, 2/17/2005	$6,994,634
9,500,000		United States Treasury Bills, 1.745% - 1.750%, 2/24/2005	9,489,390
7,500,000		United States Treasury Bills, 1.880%, 3/3/2005	7,488,250
4,000,000		United States Treasury Bills, 1.885%, 3/24/2005	3,989,318
8,000,000		United States Treasury Bills, 1.945% - 1.950%, 3/31/2005	7,974,899
9,000,000		United States Treasury Bills, 1.980%, 4/7/2005	8,967,825
7,000,000		United States Treasury Bills, 2.055% - 2.080%, 4/28/2005	6,965,457
4,000,000		United States Treasury Bills, 2.140%, 5/5/2005	3,977,887
4,000,000		United States Treasury Bills, 2.250%, 5/12/2005	3,975,000
12,220,000		United States Treasury Bills, 2.400%, 6/16/2005	12,110,020
5,000,000		United States Treasury Bills, 2.590%, 7/14/2005	4,941,365
4,000,000		United States Treasury Bills, 2.605%, 7/21/2005	3,950,794
4,500,000		United States Treasury Bills, 2.615%, 7/28/2005	4,442,143
		TOTAL	85,266,982
		U.S. Treasury Notes--2.6%
4,000,000		United States Treasury Notes, 1.125%, 6/30/2005	3,976,428
9,750,000		United States Treasury Notes, 1.625%, 3/31/2005	9,754,537
2,000,000		United States Treasury Notes, 1.625%, 4/30/2005	1,999,887
		TOTAL	15,730,852
		TOTAL U.S. TREASURY OBLIGATIONS	100,997,834
		REPURCHASE AGREEMENTS--83.3%
119,000,000		Interest in $1,750,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.470%, dated 1/31/2005 to be repurchased at $119,008,165 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,785,000,566	119,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS -- continued
$83,773,000		Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $83,778,748 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	$83,773,000
28,000,000	[2]	Interest in $670,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.140%, dated 11/10/2004 to be repurchased at $28,149,800 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $683,400,287	28,000,000
25,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.340%, dated 12/13/2004 to be repurchased at $25,159,250 on 3/22/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $510,000,306	25,000,000
119,000,000		Interest in $1,750,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.470%, dated 1/31/2005 to be repurchased at $119,008,165 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,785,002,084	119,000,000
119,000,000		Interest in $1,500,000,000 joint repurchase agreement with UBS Securities LLC, 2.470%, dated 1/31/2005 to be repurchased at $119,008,165 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,530,003,709	119,000,000
		TOTAL REPURCHASE AGREEMENTS	493,773,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [3]	594,770,834
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(1,545,933)
		TOTAL NET ASSETS--100%	$593,224,901

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$493,773,000
Investments in securities	100,997,834
Total investments in securities, at amortized cost and value		$594,770,834
Income receivable		310,987
Receivable for shares sold		20,630
TOTAL ASSETS		595,102,451
Liabilities:
Income distribution payable	635,781
Payable to bank	1,214,926
Payable for Directors'/Trustees fees	43
Accrued expenses	26,800
TOTAL LIABILITIES		1,877,550
Net assets for 593,225,924 shares outstanding		$593,224,901
Net Assets Consist of:
Paid-in capital		$593,225,924
Distributions in excess of net investment income		(1,023)
TOTAL NET ASSETS		$593,224,901
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$593,224,901 ÷ 593,225,924 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$5,261,522
Expenses:
Investment adviser fee (Note 4)		$1,192,371
Administrative personnel and services fee (Note 4)		239,368
Custodian fees		21,283
Transfer and dividend disbursing agent fees and expenses		15,867
Directors'/Trustees' fees		2,415
Auditing fees		6,030
Legal fees		2,633
Portfolio accounting fees		51,280
Shareholder services fee (Note 4)		745,232
Share registration costs		11,531
Printing and postage		5,127
Insurance premiums		6,964
Miscellaneous		8,965
TOTAL EXPENSES		2,309,066
Waivers (Note 4):
Waiver of investment adviser fee	$(198,664)
Waiver of administrative personnel and services fee	(12,222)
Waiver of shareholder services fee	(745,232)
TOTAL WAIVERS		(956,118)
Net expenses			1,352,948
Net investment income			$3,908,574

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,908,574	$4,209,910
Net realized gain on investments	--	81,261
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,908,574	4,291,171
Distributions to Shareholders:
Distributions from net investment income	(3,914,303)	(4,258,084)
Distributions from net realized gain on investment	--	(81,261)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,914,303)	(4,339,345)
Share Transactions:
Proceeds from sale of shares	1,283,251,998	2,760,466,829
Net asset value of shares issued to shareholders in payment of distributions declared	986,801	1,058,605
Cost of shares redeemed	(1,342,860,255)	(2,972,988,080)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,621,456)	(211,462,646)
Change in net assets	(58,627,185)	(211,510,820)
Net Assets:
Beginning of period	651,852,086	863,362,906
End of period (including undistributed (distributions in excess of) net investment income of $(1,023) and $4,706, respectively)	$593,224,901	$651,852,086

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Trust For U.S. Treasury Obligations (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2005	Year Ended 7/31/2004
Shares sold	1,283,251,998	2,760,466,829
Shares issued to shareholders in payment of distributions declared	986,801	1,058,605
Shares redeemed	(1,342,860,255)	(2,972,988,080)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(58,621,456)	(211,462,646)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Management Obligations Fund

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 1/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
Less Distributions:
Distributions from net investment income	(0.009)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.95%

Ratios to Average Net Assets:
Expenses	0.05	% [3]
Net investment income	2.20	% [3]
Expense waiver/reimbursement [4]	(0.53	)% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$541,903

1 Reflects operations for the period August 11, 2004 (date of initial public investment) to January 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 11, 2004 (date of initial public investment) to January 31, 2005 with respect to "Actual" expense information; and August 1, 2004 to January 31, 2005 with respect to "Hypothetical" expense information.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,009.47	$0.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.95	$0.26

1 "Actual" expenses are equal to the Fund's annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 174/365 (to reflect the period from initial public investment to January 31, 2005). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

Portfolio of Investments Summary Tables

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper and Notes	69.9%
Variable Rate Demand Instruments	17.3%
Repurchase Agreements	0.9%
Bank Instruments	11.9%
TOTAL	100.0%

At January 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	41.7%	Prime-1	97.4%
A-1	49.6%
A-2	8.7%	Prime-2	2.3%
Not rated by S&P	0.0%	Not rated by Moody's	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, variable rate demand instruments, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.0% do not have short-term ratings by either of these NRSROs.

At January 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	58.2%	[5]
8-30 Days	20.2%
31-90 Days	14.9%
91-180 Days	6.7%
181 Days or more	0.0%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 20.4% of the Fund's portfolio.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.5%
		Finance - Automotive--2.1%
$10,000,000		Ford Credit Auto Owner Trust 2005-A, Class 1, 2.620%, 9/15/2005	$10,000,000
1,095,371		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	1,095,371
		TOTAL	11,095,371
		Finance - Equipment--0.9%
1,172,018	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	1,172,019
3,555,522	[1]	GE Commercial Equipment Financing LLC, Series 2004-A, Class A-1, 2.590%, 12/22/2005	3,555,522
		TOTAL	4,727,541
		Finance - Retail--1.5%
8,000,000		Permanent Financing (No. 6) PLC, Class A-1, 2.390%, 2/10/2005	8,000,000
		Insurance--0.0%
225,733		Onyx Acceptance Auto Owner Trust 2004-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.828%, 9/15/2005	225,733
		TOTAL ASSET-BACKED SECURITIES	24,048,645
		CERTIFICATES OF DEPOSIT--11.8%
		Banking--11.8%
5,000,000		Citibank N.A., New York, 2.510%, 4/6/2005	5,000,000
4,000,000		Credit Suisse First Boston, 2.100%, 3/29/2005	4,000,000
5,000,000		DePfa Bank PLC, 2.600%, 6/2/2005	5,000,166
10,000,000		Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005	10,000,000
40,000,000		Washington Mutual Bank, F.A., 2.250% - 2.350%, 2/2/2005	39,999,995
		TOTAL CERTIFICATES OF DEPOSIT	64,000,161
		COLLATERALIZED LOAN AGREEMENTS--17.5%
		Banking--3.7%
20,000,000		IXIS Financial Products Inc., 2.600%, 2/1/2005	20,000,000
		Brokerage--13.8%
20,000,000		Bear Stearns Cos., Inc., 2.650%, 2/1/2005	20,000,000
15,000,000		Lehman Brothers Holdings, Inc., 2.650%, 2/1/2005	15,000,000
10,000,000		Lehman Brothers, Inc., 2.680%, 2/1/2005	10,000,000
30,000,000		Merrill Lynch & Co., Inc., 2.650%, 2/1/2005	30,000,000
		TOTAL	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	95,000,000
Principal Amount			Value
		COMMERCIAL PAPER--39.4% [2]
		Banking--14.9%
$2,000,000		Bank of America Corp., 2.140%, 4/6/2005	$1,992,391
46,000,000	[1]	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 2.220% - 2.610%, 2/2/2005 - 4/15/2005	45,976,724
5,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.510%, 4/7/2005	4,977,340
10,000,000	[1]	Fountain Square Commercial Funding Corp., 2.470%, 3/28/2005	9,962,264
17,640,000	[1]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.030% - 2.420%, 2/15/2005 - 3/14/2005	17,614,598
		TOTAL	80,523,317
		Finance - Automotive--4.9%
6,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.870% - 2.540%, 2/15/2005 - 5/16/2005	6,461,336
20,000,000		New Center Asset Trust, A1/P1 Series, 2.030% - 2.280%, 2/7/2005 - 3/11/2005	19,983,586
		TOTAL	26,444,922
		Finance - Commercial--2.0%
11,000,000		CIT Group, Inc., 2.100% - 2.850%, 2/3/2005 - 7/25/2005	10,928,100
		Finance - Retail--7.7%
17,000,000	[1]	Paradigm Funding LLC, 2.140% - 2.370%, 2/7/2005 - 4/6/2005	16,984,162
25,000,000	[1]	Sheffield Receivables Corp., 2.310%, 2/3/2005	24,996,792
		TOTAL	41,980,954
		Finance - Securities--9.0%
33,000,000	[1]	Georgetown Funding Co. LLC, 2.310% - 2.570%, 2/1/2005 - 3/17/2005	32,965,402
16,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.990% - 2.760%, 3/11/2005 - 7/11/2005	15,896,288
		TOTAL	48,861,690
		Food & Beverage--0.9%
5,000,000		Sara Lee Corp., 2.350%, 2/8/2005	4,997,715
		TOTAL COMMERCIAL PAPER	213,736,698
		CORPORATE BONDS--0.2%
		Banking--0.2%
1,000,000		J.P. Morgan Chase & Co., 7.000%, 7/15/2005	1,018,300
		CORPORATE NOTES--1.6%
		Brokerage--0.2%
1,000,000		Goldman Sachs & Co., 2.060%, 3/10/2005	1,000,000
		Finance - Retail--1.4%
7,500,000		Countrywide Home Loans, Inc., 2.700%, 4/12/2005	7,501,161
		TOTAL CORPORATE NOTES	8,501,161
Principal Amount			Value
		LOAN PARTICIPATION--6.2%
		Aerospace/Auto--0.7%
$4,000,000		Johnson Controls, Inc., 2.410%, 4/1/2005	$4,000,000
		Chemicals--5.5%
20,000,000		DuPont Teijin Films U.K. Ltd., 2.570%, 9/30/2005	20,000,000
10,000,000		Teijin DuPont Films, (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 2.597%, 2/28/2005	10,000,000
		TOTAL	30,000,000
		TOTAL LOAN PARTICIPATION	34,000,000
		NOTES - VARIABLE--17.3% [3]
		Banking--9.8%
3,000,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham LOC), 2.677%, 2/3/2005	3,000,000
1,026,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 2.510%, 2/3/2005	1,026,000
2,000,000		Barclays Bank PLC, 2.497%, 3/1/2005	1,998,843
2,000,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC), 2.600%, 2/2/2005	2,000,000
1,250,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 2.610%, 2/3/2005	1,250,000
980,000		Bond Holdings LP, (SouthTrust Bank LOC), 2.550%, 2/4/2005	980,000
8,850,000		Consolidated Publishing Co., Inc., (SouthTrust Bank LOC), 2.880%, 2/4/2005	8,850,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 2.800%, 2/3/2005	1,500,000
500,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 2.600%, 2/3/2005	500,000
1,065,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.710%, 2/4/2005	1,065,000
5,841,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	5,841,000
835,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 2.520%, 2/3/2005	835,000
1,250,000		Kress Building LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 2.810%, 2/3/2005	1,250,000
6,615,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/4/2005	6,615,000
3,000,000		Marital Trust #2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham LOC), 2.677%, 2/3/2005	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$470,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 2.680%, 2/3/2005	$470,000
1,250,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.442%, 2/14/2005	1,250,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/3/2005	4,000,000
560,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 2.510%, 2/3/2005	560,000
1,000,000		SunTrust Bank, 2.560%, 4/4/2005	1,000,248
6,000,000		Westchester County, NY IDA, Aviation Services Group, LLC, Series 2004B, (SunTrust Bank LOC), 2.600%, 2/3/2005	6,000,000
		TOTAL	52,991,091
		Brokerage--4.7%
500,000		Merrill Lynch & Co., Inc., 2.890%, 4/28/2005	500,228
25,000,000		Morgan Stanley, 2.430%, 2/3/2005	25,000,000
		TOTAL	25,500,228
		Finance - Commercial--0.4%
2,000,000		General Electric Capital Corp., 2.356%, 2/14/2005	2,000,454
		Finance - Securities--0.4%
2,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.380% - 2.470%, 2/11/2005 - 2/15/2005	1,999,908
		Insurance--2.0%
10,000,000		Hartford Life Insurance Co., 2.570%, 3/1/2005	10,000,000
1,000,000		New York Life Insurance Co., 2.500%, 2/1/2005	1,000,000
		TOTAL	11,000,000
		TOTAL NOTES - VARIABLE	93,491,681
Principal Amount			Value
		REPURCHASE AGREEMENT--0.9%
$5,000,000	[4]	Interest in $250,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.425%, dated 1/18/2005, to be repurchased at $5,032,670 on 4/25/2005 collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 12/1/2034, collateral market value $257,316,395	$5,000,000
		TOTAL INVESTMENTS--99.4% (AT AMORTIZED COST) [5]	538,796,646
		OTHER ASSETS AND LIABILITIES - NET--0.6%	3,107,027
		TOTAL NET ASSETS--100%	$541,903,673

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $176,101,019 which represents 32.5% of total net assets.

2 These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

3 Current rate and next reset date shown.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$538,796,646
Income receivable		496,651
Receivable for shares sold		3,200,006
Prepaid expenses		31,746
TOTAL ASSETS		542,525,049
Liabilities:
Income distribution payable	$325,367
Payable to bank	296,009
TOTAL LIABILITIES		621,376
Net assets for 541,917,198 shares outstanding		$541,903,673
Net Assets Consist of:
Paid-in capital		$541,917,198
Distributions in excess of net investment income		(13,525)
TOTAL NET ASSETS		$541,903,673
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($541,903,473 ÷ 541,916,998 shares outstanding), no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest			$4,304,335
Expenses:
Investment adviser fee (Note 5)		$382,482
Administrative personnel and services fee (Note 5)		153,567
Custodian fees		19,000
Transfer and dividend disbursing agent fees and expenses		8,884
Auditing fees		6,842
Legal fees		2,186
Portfolio accounting fees		32,908
Shareholder services fee--Institutional Shares (Note 5)		478,103
Share registration costs		22,241
Printing and postage		7,459
Insurance premiums		5,865
Miscellaneous		7,330
TOTAL EXPENSES		1,126,867
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(382,482)
Waiver of administrative personnel and services fee	(7,841)
Waiver of shareholder services fee--Institutional Shares	(478,103)
Reimbursement of other operating expenses	(154,105)
TOTAL WAIVERS AND REIMBURSEMENT		(1,022,531)
Net expenses			104,336
Net investment income			$4,199,999

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 1/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income/operating loss	$4,199,999
Distributions to Shareholders:
Distributions from net investment income
INSTITUTIONAL SHARES	(4,213,524)
Share Transactions:
Proceeds from sale of shares	2,654,663,889
Net asset value of shares issued to shareholders in payment of distributions declared	3,473,532
Cost of shares redeemed	(2,116,220,223)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	541,917,198
Change in net assets	541,903,673
Net Assets:
Beginning of period	--
End of period	$541,903,673

1 For the period from August 11, 2004 (date of initial public investment) to January 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Prime Management Obligations Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. The investment objective of the Fund is to provide investors with current income consistent with stability of principal.

Effective August 11, 2004, the Fund began offering Institutional Shares.

On January 18, 2005, the Fund's Institutional Service Shares and Institutional Capital Shares became effective, but have not been offered to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity.

Period Ended January 31	2005 [1]
Institutional Shares:	Shares	Amount
Shares sold	2,654,663,689	$2,654,663,689
Shares issued to shareholders in payment of distributions declared	3,473,532	3,473,532
Shares redeemed	(2,116,220,223)	(2,116,220,223)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	541,916,998	$541,916,998

Period Ended January 31	2005 [1]
Institutional Service Shares:	Shares	Amount
Shares sold	100	$100
Shares redeemed	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	100	$100

Period Ended January 31	2005 [1]
Institutional Capital Shares:	Shares	Amount
Shares sold	100	$100
Shares redeemed	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	100	$100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	541,917,198	$541,917,198

1 For the period from August 11, 2004 (date of initial public investment) to January 31, 2005.

2 For the period from January 18, 2005 to January 31, 2005.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.20% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the period ended January 31, 2005, the Institutional Service Shares and Institutional Capital Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Prime Management Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N112

31962 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005